UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	December 31, 2006

Date of reporting period:	June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

Columbia Small Cap Value Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment — and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

The views expressed in the President's Message and Portfolio Managers' Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Small Cap Value Fund, Variable Series / June 30, 2006

Columbia Small Cap Value Fund, Variable Series seeks long-term growth by investing primarily in smaller capitalization (small-cap) equities.

Stephen D. Barbaro, the lead manager, has co-managed the fund, along with Jeremy Javidi, since June 2002.

Summary

•  For the six-month period ended June 30, 2006, Columbia Small Cap Value Fund, Variable Series trailed its benchmark, the Russell 2000 Value Index.1 However, it beat the average return for the Lipper Variable Underlying Funds Small-Cap Value Category over the same period.2 Stock selection was positive in financials and energy, but disappointing in the technology and industrials sectors. We focused on companies that we believed showed strong competitive and financial positions, good earnings growth prospects and reasonable valuations.

•  In financials, the fund targeted specialty financial companies that we believe tend to do well in a rising interest-rate environment as well as insurers that could benefit from improved pricing following the Gulf Coast hurricanes. This focus was beneficial to return. In the energy sector, the fund's gains came from a few stocks that climbed sharply higher following buyout announcements. Lufkin Industries, Inc. (0.9% of net assets), a company that makes parts for oil well equipment, also rallied nicely, fueled by strong demand and growing investor interest.

The fund's bias toward companies we believe to be financially strong hindered returns in the technology and industrials sectors, where the biggest gains came from lower-quality stocks. In the technology sector, the fund also had a relatively high stake in semiconductor ("chip") and semiconductor equipment companies, which suffered as volatility increased in the second quarter of the year. Standard Microsystems Corp. (0.4% of net assets), a chip manufacturer, was one of the fund's bigger detractors.

•  Looking ahead, we expect economic growth to slow to a moderate pace, with interest rates possibly creeping higher. How small-cap stocks fare is likely to depend on whether investors remain comfortable with the higher risk associated with investing in small companies in this type of environment. We expect the fund's quality bias to stand it in good stead, as slowing economic growth makes companies with stronger financial conditions more attractive to investors.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2006 and are subject to change.

1  The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Small Cap Value Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	Life
Class A (05/19/98)	9.29	16.56	13.53	10.33
Russell 2000 Value Index[1]	10.44	14.61	13.09	10.21

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
Class A	17.86	19.52

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

1  Index performance for the life of the fund is from May 19, 1998.

2

Understanding Your Expenses

Columbia Small Cap Value Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 – 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,092.93	1,020.48	4.51	4.36	0.87

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Small Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—99.6%
Consumer Discretionary—9.5%
Auto Components—1.0%
BorgWarner, Inc.	43,330	$2,820,783
Modine Manufacturing Co.	67,400	1,574,464
		4,395,247
Distributors—0.4%
Building Materials Holding Corp.	57,820	1,611,443
Hotels, Restaurants & Leisure—2.2%
Landry's Restaurants, Inc.	71,970	2,335,426
Lone Star Steakhouse & Saloon, Inc.	96,290	2,525,687
Multimedia Games, Inc. (a)	8,816	89,306
Scientific Games Corp., Class A (a)	98,240	3,499,309
Vail Resorts, Inc. (a)	43,380	1,609,398
		10,059,126
Household Durables—1.7%
American Greetings Corp., Class A	157,830	3,316,008
CSS Industries, Inc.	44,860	1,289,725
Furniture Brands International, Inc.	66,570	1,387,319
Kimball International, Inc., Class B	96,660	1,905,169
		7,898,221
Media—0.3%
4Kids Entertainment, Inc. (a)	85,500	1,385,955
Specialty Retail—2.3%
Borders Group, Inc.	69,510	1,283,155
GameStop Corp., Class A (a)	52,130	2,189,460
Monro Muffler, Inc.	74,195	2,415,789
Payless Shoesource, Inc. (a)	57,720	1,568,252
Rent-A-Center, Inc. (a)	68,550	1,704,153
Zale Corp. (a)	60,030	1,446,123
		10,606,932
Textiles, Apparel & Luxury Goods—1.6%
Delta Apparel, Inc.	54,010	925,731
Hampshire Group Ltd. (a)	100,490	1,708,330
Hartmarx Corp. (a)	161,181	967,086
Stride Rite Corp.	89,070	1,174,833
Wolverine World Wide, Inc.	105,250	2,455,483
		7,231,463
Consumer Staples—3.3%
Food & Staples Retailing—1.0%
BJ's Wholesale Club, Inc. (a)	38,920	1,103,382
Weis Markets, Inc.	87,280	3,595,936
		4,699,318
Food Products—2.3%
Flowers Foods, Inc.	54,133	1,550,369
J&J Snack Foods Corp.	47,798	1,580,680
Lancaster Colony Corp.	41,820	1,650,635
Lance, Inc.	70,100	1,613,702
Maui Land & Pineapple Co., Inc. (a)	30,190	1,141,182
Premium Standard Farms, Inc.	64,098	1,040,311
Ralcorp Holdings, Inc. (a)	41,740	1,775,202
		10,352,081

	Shares	Value
Energy—6.0%
Energy Equipment & Services—2.7%
Complete Production Services, Inc. (a)	39,860	$942,291
Grey Wolf, Inc. (a)	271,300	2,089,010
Lone Star Technologies, Inc. (a)	16,710	902,674
Lufkin Industries, Inc.	69,554	4,133,594
NS Group, Inc. (a)	21,740	1,197,439
Superior Well Services, Inc. (a)	20,680	514,932
TriCo Marine Services, Inc. (a)	68,037	2,313,258
		12,093,198
Oil, Gas & Consumable Fuels—3.3%
Alpha Natural Resources, Inc. (a)	64,550	1,266,471
Bois d'Arc Energy, Inc. (a)	63,697	1,049,090
Comstock Resources, Inc. (a)	27,650	825,629
Harvest Natural Resources, Inc. (a)	125,540	1,699,812
Nordic American Tanker Shipping	54,161	1,974,168
Peabody Energy Corp.	39,160	2,183,170
Range Resources Corp.	102,290	2,781,265
Western Gas Resources, Inc.	55,490	3,321,076
		15,100,681
Financials—27.7%
Capital Markets—0.9%
Piper Jaffray Companies, Inc. (a)	41,510	2,540,827
Thomas Weisel Partners Group, Inc. (a)	72,731	1,382,616
		3,923,443
Commercial Banks—11.5%
BancFirst Corp.	32,698	1,463,236
BancTrust Financial Group, Inc.	63,228	1,483,961
Bank of Granite Corp.	90,577	1,886,719
Bryn Mawr Bank Corp.	69,907	1,549,139
Capitol Bancorp Ltd.	78,546	3,059,367
Central Pacific Financial Corp.	31,067	1,202,293
Chemical Financial Corp.	81,935	2,507,211
Chittenden Corp.	80,790	2,088,421
Citizens Banking Corp.	88,550	2,161,505
City Holding Co.	45,660	1,650,152
Columbia Banking System, Inc.	56,860	2,125,427
Community Trust Bancorp, Inc.	65,262	2,279,602
First Citizens BancShares, Inc., Class A	7,180	1,439,590
First Financial Bankshares, Inc.	46,564	1,701,449
First Financial Corp.	60,350	1,811,103
Mass Financial Corp., Class A (a)	154,340	246,944
Merchants Bancshares, Inc.	61,820	1,492,953
Mid-State Bancshares	99,170	2,776,760
Northrim BanCorp, Inc.	61,000	1,531,100
S&T Bancorp, Inc.	46,400	1,541,872
Sandy Spring Bancorp, Inc.	39,227	1,414,526
Sterling Bancorp NY	78,210	1,525,095
Susquehanna Bancshares, Inc.	89,970	2,150,283
Taylor Capital Group, Inc.	37,513	1,530,906
TriCo Bancshares	80,687	2,209,210

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Trustmark Corp.	45,600	$1,412,232
UMB Financial Corp.	83,010	2,767,553
Whitney Holding Corp.	86,450	3,057,736
		52,066,345
Consumer Finance—1.4%
Advance America Cash Advance Centers, Inc.	156,410	2,743,431
Cash America International, Inc.	119,120	3,811,840
		6,555,271
Insurance—7.0%
American Physicians Capital, Inc. (a)	42,930	2,257,689
AmerUs Group Co.	30,490	1,785,189
Baldwin & Lyons, Inc., Class B	62,271	1,587,911
CNA Surety Corp. (a)	118,790	2,052,691
Commerce Group, Inc.	68,150	2,013,151
Delphi Financial Group, Inc., Class A	87,059	3,165,465
Harleysville Group, Inc.	70,975	2,251,327
Horace Mann Educators Corp.	103,810	1,759,580
KMG America Corp. (a)	186,019	1,649,989
National Western Life Insurance Co., Class A	5,858	1,403,870
Navigators Group, Inc. (a)	82,417	3,611,513
Phoenix Companies, Inc.	163,480	2,301,798
ProCentury Corp.	139,580	1,913,642
RLI Corp.	42,557	2,050,396
United America Indemnity Ltd., Class A (a)	102,630	2,138,809
		31,943,020
Real Estate Investment Trusts (REITs)—6.1%
Alexandria Real Estate Equities, Inc., REIT	11,520	1,021,594
Cousins Properties, Inc., REIT	59,960	1,854,563
EastGroup Properties, Inc., REIT	26,260	1,225,817
Equity One, Inc., REIT	76,970	1,608,673
Franklin Street Properties Corp., REIT	96,042	1,890,106
Getty Realty Corp., REIT	67,420	1,917,425
Healthcare Realty Trust, Inc., REIT	64,140	2,042,859
Highland Hospitality Corp., REIT	131,850	1,856,448
Lexington Corporate Properties Trust, REIT	78,555	1,696,788
Mid-America Apartment Communities, Inc., REIT	65,500	3,651,625
PS Business Parks, Inc., REIT	39,960	2,357,640
Strategic Hotel Capital, Inc., REIT	74,600	1,547,204
U-Store-It Trust, REIT	96,920	1,827,911
Universal Health Realty Income Trust, REIT	49,480	1,551,198
Urstadt Biddle Properties, Inc., Class A, REIT	97,010	1,580,293
		27,630,144

	Shares	Value
Thrifts & Mortgage Finance—0.8%
Corus Bankshares, Inc.	85,770	$2,245,458
TrustCo Bank Corp. NY	117,980	1,300,140
		3,545,598
Health Care—8.7%
Health Care Equipment & Supplies—2.4%
Analogic Corp.	25,770	1,201,140
DJ Orthopedics, Inc. (a)	33,940	1,250,010
Greatbatch, Inc. (a)	47,805	1,128,198
Haemonetics Corp. (a)	52,760	2,453,868
STERIS Corp.	122,280	2,795,321
Viasys Healthcare, Inc. (a)	42,260	1,081,856
Vital Signs, Inc.	20,510	1,015,860
		10,926,253
Health Care Providers & Services—4.7%
Cross Country Healthcare, Inc. (a)	113,100	2,057,289
Genesis HealthCare Corp. (a)	57,640	2,730,407
Gentiva Health Services, Inc. (a)	118,640	1,901,799
Hooper Holmes, Inc.	193,530	590,266
Kindred Healthcare, Inc. (a)	103,870	2,700,620
Owens & Minor, Inc.	52,250	1,494,350
Pediatrix Medical Group, Inc. (a)	95,500	4,326,150
RehabCare Group, Inc. (a)	10,680	185,618
Res-Care, Inc. (a)	104,340	2,086,800
Symbion, Inc. (a)	66,460	1,379,710
United Surgical Partners International, Inc. (a)	52,180	1,569,053
		21,022,062
Life Sciences Tools & Services—1.3%
Bio-Rad Laboratories, Inc., Class A (a)	31,190	2,025,479
PAREXEL International Corp. (a)	95,270	2,748,539
Varian, Inc. (a)	25,810	1,071,373
		5,845,391
Pharmaceuticals—0.3%
Alpharma, Inc., Class A	58,750	1,412,350
Industrials—17.7%
Aerospace & Defense—2.7%
AAR Corp. (a)	108,823	2,419,135
Esterline Technologies Corp. (a)	74,790	3,110,516
Moog, Inc., Class A (a)	37,480	1,282,566
Precision Castparts Corp.	88,930	5,314,457
		12,126,674
Airlines—1.1%
JetBlue Airways Corp. (a)	138,200	1,677,748
Republic Airways Holdings, Inc. (a)	77,170	1,313,433
Skywest, Inc.	81,280	2,015,744
		5,006,925

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Building Products—1.3%
Goodman Global, Inc. (a)	69,836	$1,060,110
Lennox International, Inc.	50,500	1,337,240
NCI Building Systems, Inc. (a)	67,810	3,605,458
		6,002,808
Commercial Services & Supplies—3.8%
ABM Industries, Inc.	81,180	1,388,178
Banta Corp.	36,110	1,672,976
Casella Waste Systems, Inc., Class A (a)	170,100	2,226,609
CBIZ, Inc. (a)	102,704	761,037
Consolidated Graphics, Inc. (a)	76,130	3,963,328
Healthcare Services Group,Inc.	95,096	1,992,261
Korn/Ferry International (a)	77,690	1,521,947
TeleTech Holdings, Inc. (a)	160,680	2,034,209
United Stationers, Inc. (a)	36,350	1,792,782
		17,353,327
Construction & Engineering—2.0%
EMCOR Group, Inc. (a)	50,630	2,464,162
KHD Humboldt Wedag International Ltd. (a)	158,130	4,248,953
Washington Group International, Inc.	48,810	2,603,526
		9,316,641
Electrical Equipment—1.9%
Belden CDT, Inc.	49,560	1,637,958
Genlyte Group, Inc. (a)	58,090	4,207,458
Woodward Governor Co.	85,870	2,619,894
		8,465,310
Machinery—2.0%
Briggs & Stratton Corp.	27,210	846,503
EnPro Industries, Inc. (a)	81,900	2,751,840
Harsco Corp.	58,440	4,555,982
Kadant, Inc. (a)	35,953	826,919
		8,981,244
Road & Rail—1.7%
Dollar Thrifty Automotive Group, Inc. (a)	25,690	1,157,848
Ryder System, Inc.	34,810	2,033,948
Swift Transportation Co., Inc. (a)	33,390	1,060,467
Werner Enterprises, Inc.	162,310	3,290,024
		7,542,287
Trading Companies & Distributors—1.0%
Kaman Corp.	45,880	835,016
Watsco, Inc.	61,060	3,652,609
		4,487,625
Transportation Infrastructure—0.2%
Interpool, Inc.	47,216	1,049,140
Information Technology—15.1%
Communications Equipment—1.5%
Anaren, Inc. (a)	133,990	2,745,455
Black Box Corp.	31,310	1,200,113
Dycom Industries, Inc. (a)	98,090	2,088,336
Tollgrade Communications, Inc. (a)	82,390	799,183
		6,833,087

	Shares	Value
Computers & Peripherals—1.0%
Electronics for Imaging, Inc. (a)	93,460	$1,951,445
Emulex Corp. (a)	65,960	1,073,169
Imation Corp.	40,680	1,669,914
Mobility Electronics, Inc. (a)	5,205	37,788
		4,732,316
Electronic Equipment & Instruments—3.5%
Agilysys, Inc.	63,770	1,147,860
Anixter International, Inc.	42,840	2,033,186
Benchmark Electronics, Inc. (a)	96,295	2,322,635
Brightpoint, Inc. (a)	202,374	2,738,120
Coherent, Inc. (a)	40,368	1,361,613
MTS Systems Corp.	56,790	2,243,773
NAM TAI Electronics, Inc.	69,240	1,548,899
Vishay Intertechnology, Inc. (a)	171,900	2,703,987
		16,100,073
Internet Software & Services—0.3%
Digitas, Inc. (a)	65,280	758,553
Keynote Systems, Inc. (a)	37,657	388,244
		1,146,797
IT Services—1.8%
Acxiom Corp.	114,490	2,862,250
MAXIMUS, Inc.	34,830	806,314
MPS Group, Inc. (a)	283,730	4,272,974
		7,941,538
Semiconductors & Semiconductor Equipment—3.8%
Actel Corp. (a)	83,680	1,200,808
Advanced Energy Industries, Inc. (a)	78,610	1,040,796
Asyst Technologies, Inc. (a)	152,381	1,147,429
ATMI, Inc. (a)	52,860	1,301,413
Brooks Automation, Inc. (a)	64,192	757,466
Cymer, Inc. (a)	26,060	1,210,748
Exar Corp. (a)	97,660	1,295,948
Fairchild Semiconductor International, Inc. (a)	112,860	2,050,666
MEMC Electronic Materials, Inc. (a)	49,940	1,872,750
Standard Microsystems Corp. (a)	87,350	1,906,851
Varian Semiconductor Equipment Associates, Inc. (a)	51,645	1,684,144
Veeco Instruments, Inc. (a)	66,010	1,573,678
		17,042,697
Software—3.2%
Captaris, Inc. (a)	201,090	935,069
Intergraph Corp. (a)	38,906	1,225,150
Internet Security Systems, Inc. (a)	92,160	1,737,216
Lawson Software, Inc. (a)	239,090	1,601,903
MSC.Software Corp. (a)	128,330	2,297,107
Sybase, Inc. (a)	82,250	1,595,650
Synchronoss Technologies, Inc. (a)	116,925	1,014,909
Transaction Systems Architects, Inc., Class A (a)	95,890	3,997,654
		14,404,658

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Materials—7.6%
Chemicals—1.8%
Cytec Industries, Inc.	42,053	$2,256,564
H.B. Fuller Co.	67,590	2,944,896
Minerals Technologies, Inc.	34,620	1,800,240
Sensient Technologies Corp.	58,620	1,225,744
		8,227,444
Construction Materials—0.9%
Eagle Materials, Inc.	84,530	4,015,175
Containers & Packaging—1.3%
AptarGroup, Inc.	34,220	1,697,654
Greif, Inc., Class A	57,100	4,280,216
		5,977,870
Metals & Mining—3.1%
AMCOL International Corp.	53,230	1,402,611
Carpenter Technology Corp.	36,420	4,206,510
Metal Management, Inc.	73,190	2,241,078
RTI International Metals, Inc. (a)	51,030	2,849,515
Worthington Industries, Inc.	162,300	3,400,185
		14,099,899
Paper & Forest Products—0.5%
Glatfelter Co.	134,510	2,134,674
Telecommunication Services—0.5%
Diversified Telecommunication Services—0.5%
North Pittsburgh Systems, Inc.	61,030	1,681,987
Talk America Holdings, Inc. (a)	120,078	743,283
		2,425,270
Utilities—3.5%
Electric Utilities—1.8%
ALLETE, Inc.	35,090	1,661,511
El Paso Electric Co. (a)	96,920	1,953,907
Maine & Maritimes Corp.	19,310	301,236
MGE Energy, Inc.	33,810	1,053,182
Otter Tail Corp.	49,090	1,341,630
Puget Energy, Inc.	83,640	1,796,587
		8,108,053
Gas Utilities—1.1%
Cascade Natural Gas Corp.	67,860	1,431,167
Northwest Natural Gas Co.	48,080	1,780,403
WGL Holdings, Inc.	62,940	1,822,113
		5,033,683
Multi-Utilities—0.6%
CH Energy Group, Inc.	57,810	2,774,880
Total Common Stocks (cost of $380,096,200)		451,633,637

	Shares	Value
PREFERRED STOCKS—0.4%
Materials—0.4%
Paper & Forest Products — 0.4%
Mercer International, Inc. (a)	175,200	$1,520,736
Total Preferred Stocks (cost of $1,484,045)		1,520,736
Total Investments—100.0% (cost of $381,580,245) (b)		453,154,373
Other Assets & Liabilities, Net—0.0%		215,219
Net Assets—100.0%		$453,369,592

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $381,580,245.

At June 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	27.7%
Industrials	17.7
Information Technology	15.1
Consumer Discretionary	9.5
Health Care	8.7
Materials	8.0
Energy	6.0
Utilities	3.5
Consumer Staples	3.3
Telecommunication Services	0.5
100.0%

Acronym	Name
REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

7

Statement of Assets & Liabilities

Columbia Small Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Investments, at cost	$381,580,245
Investments, at value	$453,154,373
Receivable for:
Investments sold	4,015,354
Fund shares sold	138,423
Dividends	493,942
Expense reimbursement due from Distributor	13,252
Deferred Trustees' compensation plan	11,776
Other assets	17,279
Total Assets	457,844,399
Liabilities:
Payable to custodian bank	78,460
Payable for:
Investments purchased	1,248,661
Fund shares repurchased	732,691
Investment advisory fee	290,575
Transfer agent fee	4
Pricing and bookkeeping fees	6,202
Custody fee	11,453
Distribution fee—Class B	88,153
Interest payable	5,250
Chief compliance officer expenses	1,582
Deferred Trustees' fees	11,776
Loans payable—short-term	2,000,000
Total Liabilities	4,474,807
Net Assets	$453,369,592
Composition of Net Assets:
Paid-in capital	$351,891,624
Undistributed net investment income	2,235,864
Accumulated net realized gain	27,667,976
Net unrealized appreciation on investments	71,574,128
Net Assets	$453,369,592
Class A:
Net assets	$13,449,573
Shares outstanding	689,005
Net asset value per share	$19.52
Class B:
Net assets	$439,920,019
Shares outstanding	22,629,704
Net asset value per share	$19.44

See Accompanying Notes to Financial Statements.

8

Statement of Operations

Columbia Small Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Dividends	$3,408,760
Interest	54,013
Total Investment Income	3,462,773
Expenses:
Investment advisory fee	1,832,365
Distribution fee—Class B	555,238
Transfer agent fee	126
Pricing and bookkeeping fees	58,435
Trustees' fees	12,090
Custody fee	38,377
Chief compliance officer expenses and fees (See Note 4)	3,243
Non-recurring costs (See Note 7)	1,616
Other expenses	56,170
Total Operating Expenses	2,557,660
Interest expense	8,934
Total Expenses	2,566,594
Fees reimbursed by Distributor—Class B	(51,575)
Non-recurring costs assumed by Investment Advisor (See Note 7)	(1,616)
Custody earnings credit	(559)
Net Expenses	2,512,844
Net Investment Income	949,929
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	16,194,831
Net change in unrealized appreciation (depreciation) on investments	20,462,991
Net Gain	36,657,822
Net Increase in Net Assets from Operations	$37,607,751

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets

Columbia Small Cap Value Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) For the Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$949,929	$1,667,913
Net realized gain on investments	16,194,831	11,304,654
Net change in unrealized appreciation (depreciation) on investments	20,462,991	9,670,800
Net Increase from Operations	37,607,751	22,643,367
Distributions Declared to Shareholders:
From net realized gains:
Class A	—	(27,432)
Class B	—	(733,878)
Total Distributions Declared to Shareholders	—	(761,310)
Share Transactions:
Class A:
Subscriptions	455,429	2,105,777
Distributions reinvested	—	27,432
Redemptions	(1,990,666)	(3,632,642)
Net Decrease	(1,535,237)	(1,499,433)
Class B:
Subscriptions	49,465,900	131,584,854
Distributions reinvested	—	733,878
Redemptions	(45,420,566)	(18,494,137)
Net Increase	4,045,334	113,824,595
Net Increase from Share Transactions	2,510,097	112,325,162
Total Increase in Net Assets	40,117,848	134,207,219
Net Assets:
Beginning of period	413,251,744	279,044,525
End of period	$453,369,592	$413,251,744
Undistributed net investment income at end of period	$2,235,864	$1,285,935
Changes in Shares:
Class A:
Subscriptions	23,610	124,507
Issued for distributions reinvested	—	1,545
Redemptions	(102,325)	(217,621)
Net Decrease	(78,715)	(91,569)
Class B:
Subscriptions	2,539,170	7,859,004
Issued for distributions reinvested	—	41,439
Redemptions	(2,347,615)	(1,089,973)
Net Increase	191,555	6,810,470

See Accompanying Notes to Financial Statements.

10

Financial Highlights

Columbia Small Cap Value Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) For the Six Months Ended		Year Ended December 31,
	June 30,
	2006 (a)		2005		2004	2003		2002		2001
Net Asset Value, Beginning of Period	$17.86		$16.94		$14.23	$10.48		$11.56		$10.73
Income from Investment Operations:
Net investment income (b)	0.06		0.12		0.09	0.07		0.02		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.60		0.83		3.13	4.03		(0.73)		0.98
Total from Investment Operations	1.66		0.95		3.22	4.10		(0.71)		1.00
Less Distributions Declared to Shareholders:
From net investment income	—		—		(0.07)	(0.03)		(0.01)		(0.02)
From net realized gains	—		(0.03)		(0.44)	(0.32)		(0.36)		(0.15)
Total Distributions Declared to Shareholders	—		(0.03)		(0.51)	(0.35)		(0.37)		(0.17)
Net Asset Value, End of Period	$19.52		$17.86		$16.94	$14.23		$10.48		$11.56
Total return (c)(d)	9.29	%(e)	5.64	%(f)(g)	22.70%	39.30	%(f)	(6.12	)%(f)	9.30	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (h)	0.87	%(i)	0.90%		0.97%	1.10%		1.10%		1.10%
Interest expense	—	%(i)(j)	—		—	—		—		—
Net expenses (h)	0.87	%(i)	0.90%		0.97%	1.10%		1.10%		1.10%
Net investment income (h)	0.63	%(i)	0.67%		0.57%	0.59%		0.18%		0.22%
Waiver/reimbursement	—		—	%(j)	—	0.11%		0.04%		0.22%
Portfolio turnover rate	20	%(e)	38%		30%	55%		125%		56%
Net assets, end of period (000's)	$13,450		$13,711		$14,557	$10,738		$7,893		$9,361

(a)  On May 1, 2006, Colonial Small Cap Value Fund, Variable Series was renamed Columbia Small Cap Value Fund, Variable Series.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Not annualized.

(f)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Notes to Financial Statements

Columbia Small Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Effective May 1, 2006, Colonial Small Cap Value Fund, Variable Series was renamed Columbia Small Cap Value Fund, Variable Series. Prior to May 1, 2006, the Fund was organized as a series of Liberty Variable Investment Trust.

Investment Goal—The Fund seeks long-term growth by investing primarily in smaller capitalization (small-cap) equities.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. Distributions paid by real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at

12

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Note 3. Federal Tax Information

The tax character of distributions paid during the years ended December 31, 2005 was as follows:

December 31, 2005
Distributions paid from:
Ordinary income*	$706,775
Long-term capital gains	54,535

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$84,688,625
Unrealized depreciation	(13,114,497)
Net unrealized appreciation	$71,574,128

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.80%
$500 million to $1 billion	0.75%
Over $1 billion	0.70%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.80% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.025% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1

13

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia and the Distributor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10% annually of the Fund's average daily net assets. For Class B shares, the Distributor will first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.10% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may revise or discontinue this arrangement any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,314 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $99,137,211 and $93,727,570, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended June 30, 2006, the average daily loan balance outstanding on days where borrowings existed was $1,870,968 at a weighted average interest rate of 5.54%.

Note 7. Disclosure of Significant Risks and Contingencies

Industry Focus—The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and

14

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $1,616 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

15

Columbia Strategic Income Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment—and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

The views expressed in the President's Message and Portfolio Managers' Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Strategic Income Fund, Variable Series / June 30, 2006

Columbia Strategic Income Fund, Variable Series seeks current income consistent with prudent risk. The fund also seeks maximum total return.

Laura A. Ostrander has managed or co-managed the fund since September 2000. Kevin L. Cronk and Thomas A. LaPointe have co-managed the fund since May 2005.

Summary

•  For the six-month period ended June 30, 2006, Columbia Strategic Income Fund, Variable Series outpaced its benchmark, Lehman Brothers Government/Credit Bond Index1, and the average return of the Lipper Variable Underlying Funds General Bond Category2 because of its sizeable allocation to high yield bonds and foreign government bonds. Both of these sectors outperformed US government bonds and investment grade corporate bonds in the 6-month period ending June 30, 2006.

•  The portfolio's exposure to non-US dollar denominated bonds aided returns as the US dollar declined in the second half of the period on expectations that the Federal Reserve Board's (the Fed) policy tightening cycle would soon be nearing an end. The fund's exposure to high yield corporate bonds also aided returns as high yield bonds outperformed as yields on US Treasury bonds rose. The portfolio's underweight allocation to US government bonds relative to the index also helped performance. This sector was most vulnerable to higher US interest rates. The decision to shift to higher quality bonds within the high yield sector of the fund and to lighten exposure to emerging market debt detracted from overall performance in the first half of the period, while aiding returns later in the period when investors became less comfortable with riskier assets.

The major disappointment for the period was issue specific: Medquest (0.1% of net assets) bonds declined on news of a change in Medicare reimbursement for diagnostic imaging providers. The bonds detracted from the fund's return.

•  The fund ended the period positioned for the likelihood of slower economic growth and slightly higher inflation in the United States. We will likely continue to favor non-dollar denominated bonds as we expect the US dollar to decline further as interest rate and growth differentials shift against the US. Although valuations for both high yield bonds and emerging market debt remain rich, we expect to maintain current exposure to these sectors as credit fundamentals remain positive and the balance between demand and supply is favorable in the current environment. We expect market volatility to increase, however, so within these sectors we have focused on those countries or companies we deem best able to weather an economic backdrop that may be less favorable than that of the past few years.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Strategic investing offers attractive income and total return opportunities, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates, the financial strength of issuers of lower-rated bonds, foreign, political and economic developments, and changes in currency exchange rates.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Investing in high-yield securities or "junk" bonds offers the potential for higher current income and attractive total return, but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments. High yield bonds issued by foreign entities have greater potential risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Holdings are disclosed as of June 30, 2006, and are subject to change.

1  The Lehman Brothers Government/Credit Bond Index tracks the performance of US government and corporate bonds rated investment grade or better, with maturities of at least one year. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Strategic Income Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (07/05/94)	0.69	1.90	8.33	6.73
Lehman Brothers Government/Credit Bond Index	-1.15	-1.52	5.13	6.25

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
Class A	10.12	10.19

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

The Lehman Brothers Government/Credit Bond Index tracks the performance of US government and corporate bonds rated investment grade or better, with maturities of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Strategic Income Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00 which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 – 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,006.89	1,020.88	3.93	3.96	0.79

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par		Value
GOVERNMENT & AGENCY OBLIGATIONS—54.8%
Foreign Government Obligations—32.3%
Aries Vermoegensverwaltungs GmbH 6.182% 10/25/07 (a)	EUR	250,000	$332,073
7.750% 10/25/09 (b)		250,000	355,512
Corp. Andina de Fomento 6.375% 06/18/09		510,000	691,550
European Investment Bank 5.500% 12/07/11	GBP	380,000	716,445
Federal Republic of Brazil 7.375% 02/03/15	EUR	450,000	619,316
8.750% 02/04/25	USD	995,000	1,076,092
11.000% 08/17/40		410,000	508,400
Federal Republic of Germany 4.250% 07/04/14	EUR	1,230,000	1,599,654
5.000% 07/04/12		555,000	749,744
6.000% 07/04/07		1,110,000	1,455,592
Government of Canada 4.500% 06/01/15	CAD	1,075,000	957,225
10.000% 06/01/08		1,756,000	1,732,483
Government of New Zealand 6.000% 11/15/11	NZD	540,000	329,293
Kingdom of Norway 5.500% 05/15/09	NOK	9,340,000	1,561,634
6.000% 05/16/11		6,520,000	1,130,907
Kingdom of Spain 5.500% 07/30/17	EUR	1,230,000	1,764,259
Kingdom of Sweden 5.000% 01/28/09	SEK	9,220,000	1,327,383
6.750% 05/05/14		11,070,000	1,821,684
New South Wales Treasury Corp. 8.000% 03/01/08	AUD	875,000	670,704
Province of Ontario 5.000% 03/08/14	CAD	760,000	688,636
Province of Quebec 6.000% 10/01/12		460,000	438,168
6.000% 10/01/29		380,000	375,936
Republic of Bulgaria 8.250% 01/15/15	USD	860,000	973,004
Republic of Colombia 8.125% 05/21/24		245,000	245,000
9.750% 04/09/11		499,608	542,700
11.375% 01/31/08	EUR	365,000	515,873
Republic of France 3.000% 10/25/15		650,000	764,524
4.000% 10/25/09		700,000	902,707
4.000% 04/25/14		945,000	1,208,478
Republic of Panama 8.875% 09/30/27	USD	795,000	900,338
Republic of Peru 7.500% 10/14/14	EUR	315,000	437,147
9.875% 02/06/15	USD	110,000	127,105
Republic of Poland 5.750% 03/24/10	PLN	3,895,000	1,236,225

	Par		Value
Republic of South Africa 5.250% 05/16/13	EUR	540,000	$698,975
6.500% 06/02/14	USD	780,000	780,000
13.000% 08/31/10	ZAR	2,200,000	353,436
Republic of Venezuela 9.250% 09/15/27	USD	868,000	1,015,560
Russian Federation 5.000% 03/31/30 (7.500% 03/31/07) (c)		645,000	686,474
11.000% 07/24/18		655,000	902,918
12.750% 06/24/28		675,000	1,139,872
Treasury Corp. of Victoria 6.250% 10/15/12	AUD	1,395,000	1,049,358
United Kingdom Treasury 5.750% 12/07/09	GBP	225,000	428,261
8.000% 06/07/21		280,000	701,577
9.000% 07/12/11		515,000	1,130,010
United Mexican States 7.500% 03/08/10	EUR	605,000	855,232
8.375% 01/14/11	USD	1,095,000	1,191,907
11.375% 09/15/16		730,000	989,150
			40,678,521
U.S. Government Agencies—0.4%
Federal Farm Credit Bank 5.000% 08/25/10		500,000	488,676
U.S. Government Obligations—22.1%
U.S. Treasury Bonds 7.500% 11/15/24		1,310,000	1,642,004
8.750% 05/15/17		4,911,000	6,336,339
8.875% 02/15/19		300,000	398,625
10.375% 11/15/12		3,800,000	4,055,611
12.500% 08/15/14		9,012,000	10,911,207
U.S. Treasury Notes 5.000% 02/15/11		2,905,000	2,897,851
5.625% 05/15/08		1,500,000	1,511,836
			27,753,473
Total Government & Agency Obligations (cost of $67,465,790)			68,920,670
CORPORATE FIXED-INCOME BONDS & NOTES—39.8%
Basic Materials—3.4%
Chemicals—1.5%
Agricultural Chemicals – 0.3%
IMC Global, Inc. 10.875% 08/01/13		130,000	145,600
Terra Capital, Inc. 12.875% 10/15/08		156,000	176,865
			322,465
Chemicals – Diversified—1.0%
BCP Crystal US Holdings Corp. 9.625% 06/15/14		126,000	135,450
EquiStar Chemicals LP 10.625% 05/01/11		120,000	129,000

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par		Value
Huntsman International LLC 8.125% 01/01/15 (b)		$160,000	$151,600
Huntsman LLC 11.500% 07/15/12		65,000	73,125
Ineos Group Holdings PLC 7.875% 02/15/16 (b)	EUR	120,000	143,126
8.500% 02/15/16 (b)	USD	145,000	136,663
Innophos Investments Holdings, Inc., PIK, 13.170% 02/15/15 (a)		112,324	112,464
Lyondell Chemical Co. 9.625% 05/01/07		205,000	209,100
NOVA Chemicals Corp. 6.500% 01/15/12		225,000	207,000
			1,297,528
Chemicals – Specialty—0.2%
Chemtura Corp. 6.875% 06/01/16		65,000	62,725
Rhodia SA 8.875% 06/01/11		214,000	214,535
			277,260
Forest Products & Paper—1.1%
Paper & Related Products—1.1%
Abitibi-Consolidated, Inc. 8.375% 04/01/15		155,000	141,050
Boise Cascade LLC 7.125% 10/15/14		120,000	107,100
7.943% 10/15/12 (a)		255,000	255,319
Buckeye Technologies, Inc. 8.500% 10/01/13		145,000	139,925
Georgia-Pacific Corp. 8.000% 01/15/24		245,000	232,750
Neenah Paper, Inc. 7.375% 11/15/14		85,000	77,456
NewPage Corp. 10.000% 05/01/12		125,000	129,375
12.000% 05/01/13		55,000	56,925
Norske Skog 7.375% 03/01/14		185,000	166,500
8.625% 06/15/11		90,000	87,750
			1,394,150
Iron/Steel—0.2%
Steel – Producers—0.1%
Steel Dynamics, Inc. 9.500% 03/15/09		105,000	108,675
Steel – Specialty—0.1%
UCAR Finance, Inc. 10.250% 02/15/12		120,000	126,900
Metals & Mining—0.6%
Mining Services—0.1%
Hudson Bay Mining & Smelting Co., Ltd. 9.625% 01/15/12		65,000	71,175

	Par	Value
Non-Ferrous Metals—0.5%
Codelco, Inc. 5.500% 10/15/13	$730,000	$702,771
Communications—8.2%
Media—3.5%
Broadcast Services/Programs—0.2%
Fisher Communications, Inc. 8.625% 09/15/14	160,000	166,400
XM Satellite Radio, Inc. 9.750% 05/01/14 (b)	125,000	113,750
		280,150
Cable TV—1.6%
Atlantic Broadband Finance LLC 9.375% 01/15/14	150,000	141,000
Charter Communications Holdings LLC 9.920% 04/01/14	500,000	300,000
Charter Communications Holdings II LLC 10.250% 09/15/10	340,000	340,850
CSC Holdings, Inc. 7.625% 04/01/11	425,000	425,000
DirecTV Holdings LLC 6.375% 06/15/15	155,000	142,988
EchoStar DBS Corp. 6.625% 10/01/14	305,000	285,937
Insight Midwest LP 9.750% 10/01/09	135,000	137,700
Telenet Group Holding NV (d) 06/15/14 (11.500% 12/15/08) (b)	206,000	173,040
		1,946,515
Multimedia—0.4%
Advanstar Communications, Inc. (d) 10/15/11 (15.000% 08/14/06)	185,000	193,556
Lamar Media Corp. 6.625% 08/15/15	185,000	170,663
Quebecor Media, Inc. 7.750% 03/15/16 (b)	180,000	179,325
		543,544
Publishing – Newspapers—0.1%
Hollinger, Inc. 12.875% 03/01/11 (b)(e)	92,000	88,320
Publishing – Periodicals—0.8%
Dex Media West LLC 9.875% 08/15/13	326,000	353,302
Dex Media, Inc. (d) 11/15/13 (9.000% 11/15/08)	160,000	133,600
PriMedia, Inc. 8.000% 05/15/13	250,000	225,000
RH Donnelley Corp. 8.875% 01/15/16 (b)	160,000	157,400

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
WDAC Subsidiary Corp. 8.375% 12/01/14 (b)	$180,000	$177,750
		1,047,052
Radio—0.1%
CMP Susquehanna Corp. 9.875% 05/15/14 (b)	155,000	144,150
Television—0.3%
LIN Television Corp. 6.500% 05/15/13	155,000	141,438
Sinclair Broadcast Group, Inc. 8.750% 12/15/11	180,000	187,650
		329,088
Telecommunication Services—4.7%
Cellular Telecommunications—2.0%
Digicel Ltd. 9.250% 09/01/12 (b)	200,000	210,750
Dobson Cellular Systems, Inc. 8.375% 11/01/11	230,000	236,900
9.875% 11/01/12	240,000	252,300
Horizon PCS, Inc. 11.375% 07/15/12	120,000	135,000
iPCS Escrow Co. 11.500% 05/01/12	105,000	117,863
Nextel Communications, Inc. 7.375% 08/01/15	390,000	397,354
Nextel Partners, Inc. 8.125% 07/01/11	155,000	162,750
Rogers Cantel, Inc. 9.750% 06/01/16	230,000	266,225
Rogers Wireless, Inc. 8.000% 12/15/12	115,000	118,162
Rural Cellular Corp. 8.250% 03/15/12	150,000	153,000
9.750% 01/15/10	45,000	45,000
10.879% 11/01/12 (a)(b)	165,000	170,569
US Unwired, Inc. 10.000% 06/15/12	200,000	221,567
		2,487,440
Satellite Telecommunications—0.9%
Hughes Network Systems LLC/ HNS Finance Corp. 9.500% 04/15/14 (b)	65,000	64,350
Inmarsat Finance II PLC (d) 11/15/12 (10.375% 11/15/08)	255,000	216,750
Intelsat Bermuda, Ltd. 8.250% 01/15/13	365,000	362,262
11.250% 06/15/16 (b)	150,000	153,750
PanAmSat Corp. 9.000% 08/15/14	133,000	135,660
Zeus Special Subsidiary Ltd. (d) 02/01/15 (9.250% 02/01/10) (b)	200,000	138,000
		1,070,772

	Par		Value
Telecommunication Equipment—0.1%
Lucent Technologies, Inc. 6.450% 03/15/29		$210,000	$178,500
Telecommunication Services—0.4%
Embarq Corp. 7.082% 06/01/16		65,000	64,595
7.995% 06/01/36		65,000	65,249
Nordic Telephone Co. Holdings ApS 8.250% 05/01/16 (b)	EUR	115,000	150,400
Syniverse Technologies, Inc. 7.750% 08/15/13	USD	145,000	141,013
Time Warner Telecom Holdings, Inc. 9.250% 02/15/14		135,000	138,375
			559,632
Telephone – Integrated—1.2%
Cincinnati Bell, Inc. 7.000% 02/15/15		190,000	179,075
Citizens Communications Co. 9.000% 08/15/31		275,000	277,750
Qwest Communications International, Inc. 7.500% 02/15/14		265,000	259,369
Qwest Corp. 7.500% 06/15/23		295,000	278,775
8.875% 03/15/12		225,000	239,062
US LEC Corp. 13.620% 10/01/09 (a)		130,000	139,100
Windstream Corp. 8.625% 08/01/16 (b)(f)		100,000	102,000
			1,475,131
Wireless Equipment—0.1%
American Towers, Inc. 7.250% 12/01/11		180,000	183,375
Consumer Cyclical—6.8%
Airlines—0.2%
Airlines—0.2%
Continental Airlines, Inc. 7.568% 12/01/06		260,000	260,000
Apparel—0.5%
Apparel Manufacturers—0.5%
Broder Brothers Co. 11.250% 10/15/10		115,000	106,950
Levi Strauss & Co. 9.750% 01/15/15		295,000	297,212
Phillips-Van Heusen Corp. 7.250% 02/15/11		120,000	118,200
8.125% 05/01/13		115,000	117,588
			639,950

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Auto Manufacturers—0.1%
Auto – Cars/Light Trucks—0.1%
General Motors Corp. 8.375% 07/15/33	$155,000	$125,550
Auto Parts & Equipment—0.7%
Auto/Truck Parts & Equipment – Original—0.1%
TRW Automotive, Inc. 9.375% 02/15/13	165,000	175,313
Auto/Truck Parts & Equipment – Replacement—0.3%
Commercial Vehicle Group 8.000% 07/01/13	185,000	176,675
Rexnord Corp. 10.125% 12/15/12	150,000	165,937
		342,612
Rubber – Tires—0.3%
Goodyear Tire & Rubber Co. 9.000% 07/01/15	315,000	301,612
Distribution/Wholesale—0.1%
Distribution/Wholesale—0.1%
Buhrmann US, Inc. 7.875% 03/01/15	100,000	98,750
Entertainment—0.7%
Gambling (Non-Hotel)—0.3%
Global Cash Access LLC 8.750% 03/15/12	182,000	192,465
Jacobs Entertainment, Inc. 9.750% 06/15/14 (b)	95,000	95,237
Pokagon Gaming Authority 10.375% 06/15/14 (b)	100,000	103,375
		391,077
Music—0.3%
Steinway Musical Instruments, Inc. 7.000% 03/01/14 (b)	170,000	163,200
Warner Music Group 7.375% 04/15/14	190,000	183,825
		347,025
Resorts/Theme Parks—0.1%
Six Flags, Inc. 9.625% 06/01/14	170,000	155,125
Home Builders—0.4%
Building – Residential/Commercial—0.4%
D.R. Horton, Inc. 9.750% 09/15/10	250,000	273,477
K. Hovnanian Enterprises, Inc. 6.375% 12/15/14	115,000	100,912
Standard Pacific Corp. 9.250% 04/15/12	50,000	49,875
		424,264
Home Furnishings—0.1%
Home Furnishings—0.1%
Sealy Mattress Co. 8.250% 06/15/14	120,000	120,000

	Par	Value
Leisure Time—0.4%
Cruise Lines—0.2%
Royal Caribbean Cruises Ltd. 7.000% 06/15/13	$245,000	$242,997
Leisure & Recreational Products—0.1%
K2, Inc. 7.375% 07/01/14	120,000	116,400
Recreational Centers—0.1%
Town Sports International, Inc. (d) 02/01/14 (11.000% 02/01/09)	225,000	177,750
Lodging—2.5%
Casino Hotels—2.2%
CCM Merger, Inc. 8.000% 08/01/13 (b)	155,000	146,087
Chukchansi Economic Development Authority 8.780% 11/15/12 (a)(b)	140,000	142,450
Circus & Eldorado/Silver Legacy Capital Corp. 10.125% 03/01/12	90,000	95,175
Eldorado Casino Shreveport/ Shreveport Capital Corp., PIK, 10.000% 08/01/12 (e)	361,220	310,649
Galaxy Entertainment Finance Co., Ltd. 9.875% 12/15/12 (b)	165,000	170,981
Greektown Holdings LLC 10.750% 12/01/13 (b)	195,000	204,994
Hard Rock Hotel, Inc. 8.875% 06/01/13	300,000	322,500
Inn of the Mountain Gods Resort & Casino 12.000% 11/15/10	45,000	47,813
Kerzner International Ltd. 6.750% 10/01/15	275,000	286,000
MGM Mirage 6.000% 10/01/09	105,000	102,113
6.750% 09/01/12	250,000	241,875
8.500% 09/15/10	65,000	68,088
Mohegan Tribal Gaming Authority 6.125% 02/15/13	125,000	117,656
Pinnacle Entertainment, Inc. 8.250% 03/15/12	195,000	197,681
Station Casinos, Inc. 6.000% 04/01/12	200,000	188,500
Wynn Las Vegas LLC 6.625% 12/01/14	190,000	180,737
		2,823,299
Hotels & Motels—0.3%
Hilton Hotels Corp. 7.500% 12/15/17	135,000	137,707
ITT Corp. 7.375% 11/15/15	220,000	222,200
		359,907

See Accompanying Notes to Financial Statements.

7

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Retail—1.0%
Retail – Automobiles—0.2%
Asbury Automotive Group, Inc. 8.000% 03/15/14	$200,000	$195,000
AutoNation, Inc. 7.000% 04/15/14 (b)	65,000	64,350
7.045% 04/15/13 (a)(b)	40,000	40,400
		299,750
Retail – Drug Stores—0.1%
Rite Aid Corp. 7.500% 01/15/15	135,000	129,094
Retail – Home Furnishings—0.2%
Tempur-Pedic, Inc. 10.250% 08/15/10	198,000	208,395
Retail – Propane Distributors—0.3%
AmeriGas Partners LP 7.125% 05/20/16	135,000	126,225
Ferrellgas Partners LP 8.750% 06/15/12	120,000	121,500
Inergy LP/Inergy Finance Corp. 8.250% 03/01/16	135,000	136,350
		384,075
Retail – Restaurants—0.2%
Dave & Buster's, Inc. 11.250% 03/15/14 (b)	100,000	96,000
Landry's Restaurants, Inc. 7.500% 12/15/14	175,000	160,125
		256,125
Textiles—0.1%
Textile – Products—0.1%
INVISTA 9.250% 05/01/12 (b)	135,000	140,063
Consumer Non-Cyclical—6.0%
Agriculture—0.2%
Tobacco—0.2%
Alliance One International, Inc. 11.000% 05/15/12	110,000	104,775
Reynolds American, Inc. 7.625% 06/01/16 (b)	120,000	117,150
		221,925
Beverages—0.2%
Beverages – Non-Alcoholic—0.1%
Cott Beverages, Inc. 8.000% 12/15/11	120,000	119,700
Beverages – Wine/Spirits—0.1%
Constellation Brands, Inc. 8.125% 01/15/12	145,000	149,713
Biotechnology—0.1%
Medical – Biomedical/Gene—0.1%
Bio-Rad Laboratories, Inc. 7.500% 08/15/13	185,000	185,000

	Par	Value
Commercial Services—1.8%
Commercial Services—0.1%
Iron Mountain, Inc. 7.750% 01/15/15	$170,000	$163,200
Commercial Services – Finance—0.1%
Dollar Financial Group, Inc. 9.750% 11/15/11	105,000	113,138
Consulting Services—0.1%
FTI Consulting, Inc. 7.625% 06/15/13	120,000	121,800
Funeral Services & Related Items—0.2%
Service Corp. International 6.750% 04/01/16	90,000	83,138
7.700% 04/15/09	165,000	167,475
		250,613
Printing – Commercial—0.2%
Quebecor World Capital Corp. 8.750% 03/15/16 (b)	155,000	140,982
Sheridan Group 10.250% 08/15/11	155,000	157,325
		298,307
Private Corrections—0.3%
Corrections Corp. of America 6.250% 03/15/13	190,000	179,787
GEO Group, Inc. 8.250% 07/15/13	195,000	195,000
		374,787
Rental Auto/Equipment—0.8%
Ashtead Holdings PLC 8.625% 08/01/15 (b)	220,000	224,125
Avis Budget Car Rental LLC 7.625% 05/15/14 (b)	100,000	96,500
7.750% 05/15/16 (b)	65,000	62,725
Hertz Corp. 8.875% 01/01/14 (b)	160,000	164,000
NationsRent Companies, Inc. 9.500% 10/15/10	175,000	186,812
United Rentals North America, Inc. 6.500% 02/15/12	160,000	151,600
7.750% 11/15/13	75,000	71,250
		957,012
Cosmetics/Personal Care—0.2%
Cosmetics & Toiletries—0.2%
DEL Laboratories, Inc. 8.000% 02/01/12	165,000	137,569
Elizabeth Arden, Inc. 7.750% 01/15/14	190,000	185,725
		323,294
Food—0.6%
Food – Confectionery—0.1%
Merisant Co. 9.500% 07/15/13	140,000	88,200

See Accompanying Notes to Financial Statements.

8

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Food – Dairy Products—0.1%
Dean Foods Co. 7.000% 06/01/16	$120,000	$116,400
Food – Miscellaneous/Diversified—0.4%
Dole Food Co., Inc. 8.625% 05/01/09	193,000	183,832
Pinnacle Foods Holding Corp. 8.250% 12/01/13	245,000	240,100
Reddy Ice Holdings, Inc. (d) 11/01/12 (10.500% 11/01/08)	140,000	112,700
		536,632
Healthcare Services—1.3%
Dialysis Centers—0.2%
DaVita, Inc. 7.250% 03/15/15	215,000	206,938
Medical – HMO—0.2%
Coventry Health Care, Inc. 8.125% 02/15/12	220,000	229,347
Medical – Hospitals—0.4%
HCA, Inc. 7.875% 02/01/11	200,000	203,887
Tenet Healthcare Corp. 9.875% 07/01/14	330,000	330,825
		534,712
Medical – Outpatient/Home Medical—0.1%
Select Medical Corp. 7.625% 02/01/15	115,000	99,475
MRI/Medical Diagnostic Imaging—0.1%
MedQuest, Inc. 11.875% 08/15/12	90,000	84,150
Physical Therapy/Rehab Centers—0.1%
Healthsouth Corp. 10.750% 06/15/16 (b)	125,000	123,125
Physician Practice Management—0.2%
US Oncology Holdings, Inc. 10.320% 03/15/15 (a)	85,000	86,912
US Oncology, Inc. 9.000% 08/15/12	235,000	244,694
		331,606
Household Products/Wares—0.6%
Consumer Products – Miscellaneous—0.5%
American Greetings Corp. 7.375% 06/01/16	115,000	115,000
Amscan Holdings, Inc. 8.750% 05/01/14	185,000	161,875
Jostens IH Corp. 7.625% 10/01/12	165,000	160,050
Scotts Co. 6.625% 11/15/13	180,000	173,700
		610,625
Office Supplies & Forms—0.1%
ACCO Brands Corp. 7.625% 08/15/15	155,000	143,956

	Par		Value
Pharmaceuticals—1.0%
Medical – Drugs—0.3%
Elan Finance PLC 7.750% 11/15/11		$245,000	$234,587
Warner Chilcott Corp. 8.750% 02/01/15		155,000	156,938
			391,525
Medical – Generic Drugs—0.2%
Mylan Laboratories, Inc. 6.375% 08/15/15		220,000	209,825
Medical – Wholesale Drug Distribution—0.3%
AmerisourceBergen Corp. 5.875% 09/15/15 (b)		135,000	129,229
Nycomed A/S, PIK, 11.750% 09/15/13 (b)	EUR	195,803	256,880
			386,109
Pharmacy Services—0.1%
Omnicare, Inc. 6.750% 12/15/13	USD	95,000	90,487
Vitamins & Nutrition Products—0.1%
NBTY, Inc. 7.125% 10/01/15		150,000	142,500
Energy—6.0%
Coal—0.3%
Coal—0.3%
Arch Western Finance LLC 6.750% 07/01/13		250,000	239,375
Massey Energy Co. 6.875% 12/15/13		200,000	185,500
			424,875
Oil & Gas—2.5%
Oil & Gas Drilling—0.1%
Pride International, Inc. 7.375% 07/15/14		130,000	130,650
Oil Companies – Exploration & Production—1.6%
Chesapeake Energy Corp. 6.375% 06/15/15		90,000	83,700
7.500% 06/15/14		220,000	219,450
Compton Petroleum Corp. 7.625% 12/01/13		180,000	169,650
El Paso Production Holding Co. 7.750% 06/01/13		130,000	131,300
Forest Oil Corp. 8.000% 12/15/11		130,000	132,762
Magnum Hunter Resources, Inc. 9.600% 03/15/12		131,000	138,532
Newfield Exploration Co. 6.625% 04/15/16		120,000	112,800
PEMEX Finance Ltd. 9.150% 11/15/18		310,000	357,303
10.610% 08/15/17		215,000	264,884
PetroHawk Energy Corp. 9.125% 07/15/13 (b)(f)		160,000	158,600

See Accompanying Notes to Financial Statements.

9

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Pogo Producing Co. 6.625% 03/15/15	$155,000	$141,825
Quicksilver Resources, Inc. 7.125% 04/01/16	100,000	93,750
		2,004,556
Oil Company – Integrated—0.5%
Qatar Petroleum 5.579% 05/30/11 (b)	600,000	595,030
Oil Refining & Marketing—0.3%
Premcor Refining Group, Inc. 7.500% 06/15/15	165,000	169,950
Tesoro Corp. 6.625% 11/01/15 (b)	190,000	180,025
		349,975
Oil & Gas Services—1.3%
Oil – Field Services—1.3%
Gazprom 9.625% 03/01/13	630,000	720,027
Gazprom International SA 7.201% 02/01/20	575,000	582,418
Hornbeck Offshore Services, Inc. 6.125% 12/01/14	180,000	166,950
Newpark Resources, Inc. 8.625% 12/15/07	185,000	185,000
		1,654,395
Pipelines—1.9%
Pipelines—1.9%
Atlas Pipeline Partners LP 8.125% 12/15/15 (b)	130,000	130,813
Colorado Interstate Gas Co. 6.800% 11/15/15	270,000	259,875
El Paso Corp. 7.625% 09/01/08 (b)	135,000	137,700
MarkWest Energy Partners LP 6.875% 11/01/14	160,000	147,200
8.500% 07/15/16 (b)	65,000	63,928
Northwest Pipeline Corp. 8.125% 03/01/10	85,000	87,975
Pacific Energy Partners LP/ Pacific Energy Finance Corp. 6.250% 09/15/15	235,000	229,125
Sonat, Inc. 7.625% 07/15/11	515,000	518,862
Southern Natural Gas Co. 8.875% 03/15/10	130,000	136,825
Williams Companies, Inc. 6.375% 10/01/10 (b)	395,000	386,112
8.125% 03/15/12	225,000	234,000
		2,332,415
Financials—2.1%
Diversified Financial Services—1.8%
Finance – Auto Loans—0.9%
Ford Motor Credit Co. 7.375% 02/01/11	395,000	354,410

	Par		Value
General Motors Acceptance Corp. 6.875% 09/15/11		$310,000	$297,466
8.000% 11/01/31		465,000	446,400
			1,098,276
Finance – Consumer Loans—0.5%
SLM Corp. 6.500% 06/15/10	NZD	1,100,000	660,996
Finance – Investment Banker/Broker—0.4%
E*Trade Financial Corp. 8.000% 06/15/11	USD	210,000	214,725
LaBranche & Co., Inc. 11.000% 05/15/12		215,000	235,425
			450,150
Real Estate Investment Trusts—0.3%
REITS – Hotels—0.2%
Host Marriott LP 6.750% 06/01/16 (b)		245,000	232,137
REITS – Regional Malls—0.1%
Rouse Co. LP 6.750% 05/01/13 (b)		155,000	151,795
Industrials—5.1%
Aerospace & Defense—0.6%
Aerospace/Defense – Equipment—0.4%
BE Aerospace, Inc. 8.500% 10/01/10		245,000	257,863
DRS Technologies, Inc. 6.875% 11/01/13		150,000	144,750
Sequa Corp. 9.000% 08/01/09		90,000	94,725
			497,338
Electronics – Military—0.2%
L-3 Communications Corp. 5.875% 01/15/15		45,000	41,963
6.375% 10/15/15		175,000	166,687
			208,650
Building Materials—0.4%
Building & Construction Products – Miscellaneous—0.2%
Nortek, Inc. 8.500% 09/01/14		120,000	116,700
NTK Holdings, Inc. (d) 03/01/14 (10.750% 09/01/09)		120,000	87,300
			204,000
Building Products – Air & Heating—0.1%
Goodman Global Holding Co., Inc. 7.875% 12/15/12		160,000	154,800
Building Products – Cement/Aggregation—0.1%
RMCC Acquisition Co. 9.500% 11/01/12 (b)		145,000	151,163

See Accompanying Notes to Financial Statements.

10

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Electronics—0.1%
Electronic Components – Miscellaneous—0.1%
Flextronics International Ltd. 6.250% 11/15/14	$205,000	$191,931
Environmental Control—0.6%
Non-Hazardous Waste Disposal—0.5%
Allied Waste North America, Inc. 7.125% 05/15/16 (b)	275,000	259,875
7.875% 04/15/13	440,000	442,200
		702,075
Recycling—0.1%
Aleris International, Inc. 9.000% 11/15/14	70,000	71,137
Machinery – Construction & Mining—0.1%
Machinery – Construction & Mining—0.1%
Terex Corp. 7.375% 01/15/14	170,000	167,450
Machinery – Diversified—0.3%
Machinery – General Industry—0.2%
Douglas Dynamics LLC 7.750% 01/15/12 (b)	125,000	118,438
Manitowoc Co., Inc. 7.125% 11/01/13	90,000	87,750
		206,188
Machinery – Material Handling—0.1%
Columbus McKinnon Corp. 8.875% 11/01/13	140,000	142,800
Metal Fabricate/Hardware—0.3%
Metal Processors & Fabrication—0.3%
Mueller Group, Inc. 10.000% 05/01/12	200,000	215,500
Mueller Holdings, Inc. (d) 04/15/14 (14.750% 04/15/09)	150,000	127,125
TriMas Corp. 9.875% 06/15/12	100,000	91,000
		433,625
Miscellaneous Manufacturing—0.7%
Diversified Manufacturing Operators—0.6%
Bombardier, Inc. 6.300% 05/01/14 (b)	350,000	305,812
J.B. Poindexter & Co. 8.750% 03/15/14	155,000	125,550
Koppers Industries, Inc. 9.875% 10/15/13	62,000	67,270
Trinity Industries, Inc. 6.500% 03/15/14	235,000	229,419
		728,051
Miscellaneous Manufacturing—0.1%
Nutro Products, Inc. 10.750% 04/15/14 (b)	150,000	154,313

	Par	Value
Packaging & Containers—1.0%
Containers – Metal/Glass—0.6%
Crown Americas LLC & Crown Americas Capital Corp. 7.750% 11/15/15 (b)	$225,000	$220,500
Owens-Brockway Glass Container, Inc. 8.250% 05/15/13	445,000	448,337
Owens-Illinois, Inc. 7.500% 05/15/10	80,000	78,000
		746,837
Containers – Paper/Plastic—0.4%
Consolidated Container Co., LLC (d) 06/15/09 (10.750% 06/15/07)	125,000	116,563
Jefferson Smurfit Corp. 8.250% 10/01/12	205,000	189,625
MDP Acquisitions PLC 9.625% 10/01/12	185,000	191,937
		498,125
Transportation—1.0%
Transportation – Marine—0.4%
Ship Finance International Ltd. 8.500% 12/15/13	215,000	203,981
Stena AB 7.500% 11/01/13	245,000	237,956
		441,937
Transportation – Railroad—0.2%
TFM SA de CV 9.375% 05/01/12	220,000	228,800
Transportation – Services—0.3%
CHC Helicopter Corp. 7.375% 05/01/14	300,000	289,125
PHI, Inc. 7.125% 04/15/13 (b)	135,000	126,563
		415,688
Transportation – Trucks—0.1%
QDI LLC 9.000% 11/15/10	125,000	116,875
Technology—0.4%
Computers—0.1%
Computer Services—0.1%
Sungard Data Systems, Inc. 9.125% 08/15/13	25,000	26,063
9.125% 08/15/13 (b)	95,000	99,275
		125,338
Office/Business Equipment—0.1%
Office Automation & Equipment—0.1%
Xerox Corp. 7.125% 06/15/10	165,000	166,856

See Accompanying Notes to Financial Statements.

11

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Semiconductors—0.2%
Electronic Components – Semiconductors—0.2%
Amkor Technology, Inc. 9.250% 06/01/16	$95,000	$90,012
Freescale Semiconductor, Inc. 6.875% 07/15/11	110,000	110,275
		200,287
Utilities—1.8%
Electric—1.8%
Electric – Generation—0.5%
AES Corp. 9.000% 05/15/15 (b)	70,000	75,250
9.500% 06/01/09	237,000	250,628
Edison Mission Energy 7.730% 06/15/09	340,000	343,400
		669,278
Electric – Integrated—0.5%
CMS Energy Corp. 6.875% 12/15/15	100,000	94,500
8.500% 04/15/11	65,000	67,763
Mirant Mid Atlantic LLC 8.625% 06/30/12	37,758	39,551
Nevada Power Co. 9.000% 08/15/13	81,000	87,482
Sierra Pacific Resources 6.750% 08/15/17	185,000	173,437
TECO Energy, Inc. 7.000% 05/01/12	165,000	164,175
		626,908
Independent Power Producer—0.8%
Dynegy Holdings, Inc. 6.875% 04/01/11	230,000	217,350
7.125% 05/15/18	5,000	4,375
Mirant North America LLC 7.375% 12/31/13 (b)	270,000	261,900
MSW Energy Holdings LLC 8.500% 09/01/10	215,000	222,525
MSW Energy Holdings II LLC 7.375% 09/01/10	90,000	90,338
NRG Energy, Inc. 7.250% 02/01/14	110,000	107,387
7.375% 02/01/16	110,000	107,387
		1,011,262
Total Corporate Fixed-Income Bonds & Notes (cost of $50,732,821)		50,104,789
MORTGAGE-BACKED SECURITIES—2.3%
Federal Home Loan Mortgage Corp. 8.000% 10/01/26	57,607	60,897
Federal National Mortgage Association, TBA, 6.500% 07/13/36 (f)	2,795,000	2,808,975
Total Mortgage-Backed Securities (cost of $2,879,515)		2,869,872

	Par		Value
ASSET-BACKED SECURITIES—0.8%
Equity One ABS, Inc. 4.205% 04/25/34		$625,000	$582,213
GMAC Mortgage Corp. 4.865% 09/25/34		520,000	501,050
Total Asset-Backed Securities (cost of $1,140,508)			1,083,263
MUNICIPAL BOND (TAXABLE)—0.3%
California—0.3%
CA Cabazon Band Mission Indians 13.000% 10/01/11 (e)		350,000	363,842
Total Municipal Bond (Taxable) (cost of $350,000)			363,842
CONVERTIBLE BONDS—0.2%
Communications—0.2%
Telecommunication Services—0.2%
Telecommunication Equipment—0.1%
Nortel Networks Corp. 4.250% 09/01/08		130,000	122,525
Telephone – Integrated—0.1%
NTL Cable PLC 8.750% 04/15/14	EUR	75,000	97,727
Total Convertible Bonds (cost of $216,463)			220,252
	Shares
COMMON STOCK (g)—0.0%
Industrials—0.0%
Commercial Services & Supplies—0.0%
Fairlane Management Corp. (h)(i)	USD	2,000	—
Total Common Stock (cost of $—)			—
	Units
WARRANTS (g)—0.0%
Communications—0.0%
Telecommunication Services—0.0%
Cellular Telecommunications—0.0%
UbiquiTel, Inc. Expires 04/15/10 (b)(e)(h)		225	2
Telecommunication Services—0.0%
Jazztel PLC Expires 07/15/10(h)(i)	EUR	95	—
Industrials—0.0%
Transportation—0.0%
Transportation – Trucks—0.0%
QDI LLC Expires 01/15/07 (b)(e)(h)	USD	1,020	10,547
Total Warrants (cost of $11,587)			10,549

See Accompanying Notes to Financial Statements.

12

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Short-Term Obligation—2.8%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Note maturing 02/15/14, market value of $3,633,100 (repurchase proceeds $3,560,305)	$3,559,000	$3,559,000
Total Short-Term Obligation (cost of $3,559,000)		3,559,000
Total Investments—101.0% (cost of $126,355,684) (j)		127,132,237
Other Assets & Liabilities, Net—(1.0)%		(1,306,847)
Net Assets—100.0%		$125,825,390

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which did not include any illiquid securities except for the following, amounted to $9,312,086, which represents 7.4% of net assets.

Security	Acquisition Date	Par/Units	Acquisition Cost	Value
Hollinger, Inc.	03/05/03	$92,000	$116,271	$88,320
UbiquiTel, Inc.	04/11/00	225	11,400	2
QDI LLC	06/01/02	1,020	—	10,547
				$98,869

(c)  Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)  Illiquid security.

(f)  Security purchased on a delayed delivery basis.

(g)  Non-income producing security.

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(i)  Security has no value.

(j)  Cost for federal income tax purposes is $128,773,135.

At June 30, 2006, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	54.8%
Corporate Fixed-Income Bonds & Notes	39.8
Mortgage-Backed Securities	2.3
Asset-Backed Securities	0.8
Municipal Bond (Taxable)	0.3
Convertible Bond	0.2
Common Stock	0.0 *
Warrants	0.0 *
Short-Term Obligation	2.8
Other Assets & Liabilities, Net	(1.0)
100.0%
*Rounds to less than 0.1%.

At June 30, 2006, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Sell		Aggregate Value	Face Value	Settlement Date	Unrealized Appreciation/ Depreciation
AUD	$	965,517	$970,073	08/08/06	$4,556
EUR		512,321	505,796	07/19/06	(6,525)
EUR		2,536,902	2,513,056	07/24/06	(23,846)
EUR		762,517	753,544	07/27/06	(8,973)
EUR		153,829	150,711	07/31/06	(3,118)
GBP		887,990	887,294	07/19/06	(696)
GBP		1,424,705	1,421,921	07/26/06	(2,784)
					$(41,386)

Acronym	Name
AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

NZD	New Zealand Dollar

PIK	Payment-In-Kind

PLN	Polish Zloty

REIT	Real Estate Investment Trust

SEK	Swedish Krona

TBA	To Be Announced

USD	United States Dollar

ZAR	South African Rand

See Accompanying Notes to Financial Statements.

13

Statement of Assets and Liabilities

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Investments, at cost	$126,355,684
Investments, at value	$127,132,237
Cash	495
Unrealized appreciation on foreign forward currency contracts	4,556
Receivable for:
Investments sold	615,382
Interest	2,545,726
Foreign tax reclaims	1,028
Deferred Trustees' compensation plan	14,678
Other assets	2,948
Total Assets	130,317,050
Liabilities:
Unrealized depreciation on foreign forward currency contracts	45,942
Expense reimbursement due to Investment Advisor	238
Payable for:
Investments purchased	498,351
Investments purchased on a delayed delivery basis	3,081,363
Fund shares repurchased	709,509
Investment advisory fee	63,394
Transfer agent fee	45
Pricing and bookkeeping fees	19,771
Audit fee	20,038
Custody fee	7,855
Distribution fee—Class B	12,233
Chief compliance officer expenses	1,086
Deferred dollar roll fee income	912
Deferred Trustees' fees	14,678
Other liabilities	16,245
Total Liabilities	4,491,660
Net Assets	$125,825,390
Composition of Net Assets:
Paid-in capital	136,454,561
Undistributed net investment income	14,417,257
Accumulated net realized loss	(25,805,075)
Net unrealized appreciation (depreciation) on:
Investments	776,553
Foreign currency translations	(17,906)
Net Assets	$125,825,390
Class A:
Net assets	$71,702,117
Shares outstanding	7,036,119
Net asset value per share	$10.19
Class B:
Net assets	$54,123,273
Shares outstanding	5,334,794
Net asset value per share	$10.15

See Accompanying Notes to Financial Statements.

14

Statement of Operations

Columbia Strategic Income Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$4,475,987
Dollar roll fee income	16,322
Total Investment Income (net of foreign taxes withheld of $62)	4,492,309
Expenses:
Investment advisory fee	399,767
Distribution fee—Class B	69,366
Transfer agent fee	139
Pricing and bookkeeping fees	57,473
Trustees' fees	7,192
Custody fee	19,033
Chief compliance officer expenses (See Note 4)	2,267
Non-recurring costs (See Note 8)	474
Other expenses	39,265
Total Expenses	594,976
Fees waived by Distributor—Class B	(9,935)
Non-recurring costs assumed by Investment Advisor (See Note 8)	(474)
Custody earnings credit	(1,546)
Net Expenses	583,021
Net Investment Income	3,909,288
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	1,079,091
Foreign currency transactions	(728,459)
Net realized gain	350,632
Net change in unrealized appreciation (depreciation) on:
Investments	(3,397,116)
Foreign currency translations	27,508
Net change in unrealized appreciation (depreciation)	(3,369,608)
Net Loss	(3,018,976)
Net Increase in Net Assets from Operations	$890,312

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets

Columbia Strategic Income Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$3,909,288	$9,091,851
Net realized gain on investments and foreign currency transactions	350,632	2,414,220
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(3,369,608)	(9,298,736)
Net Increase from Operations	890,312	2,207,335
Share Transactions:
Class A:
Subscriptions	945,103	4,274,647
Redemptions	(13,395,851)	(24,741,749)
Net Decrease	(12,450,748)	(20,467,102)
Class B:
Subscriptions	2,427,624	6,858,887
Redemptions	(5,135,472)	(11,327,805)
Net Decrease	(2,707,848)	(4,468,918)
Net Decrease from Share Transactions	(15,158,596)	(24,936,020)
Total Decrease in Net Assets	(14,268,284)	(22,728,685)
Net Assets:
Beginning of period	140,093,674	162,822,359
End of period	$125,825,390	$140,093,674
Undistributed net investment income at end of period	$14,417,257	$10,507,969
Changes in Shares:
Class A:
Subscriptions	92,570	427,736
Redemptions	(1,313,142)	(2,477,958)
Net Decrease	(1,220,572)	(2,050,222)
Class B:
Subscriptions	239,065	684,908
Redemptions	(505,013)	(1,137,763)
Net Decrease	(265,948)	(452,855)

See Accompanying Notes to Financial Statements.

16

Financial Highlights

Columbia Strategic Income Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2006 (a)		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.12		$9.96		$9.80	$8.90	$8.92	$9.43
Income from Investment Operations:
Net investment income (b)	0.30		0.61		0.61	0.62	0.65	0.81	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.23)		(0.45)		0.39	1.03	0.10	(0.46	)(c)
Total from Investment Operations	0.07		0.16		1.00	1.65	0.75	0.35
Less Distributions Declared to Shareholders:
From net investment income	—		—		(0.84)	(0.75)	(0.75)	(0.84)
Return of capital	—		—		—	—	(0.02)	(0.02)
Total Distributions Declared to Shareholders	—		—		(0.84)	(0.75)	(0.77)	(0.86)
Net Asset Value, End of Period	$10.19		$10.12		$9.96	$9.80	$8.90	$8.92
Total return (d)(e)	0.69	%(f)	1.61	%(g)	10.16%	18.54%	8.41%	3.68%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	0.79	%(i)	0.76%		0.80%	0.80%	0.76%	0.85%
Net investment income (h)	5.96	%(i)	6.06%		6.08%	6.42%	7.16%	8.42	%(c)
Waiver/reimbursement	—		—	%(j)	—	—	—	—
Portfolio turnover rate	23	%(f)	40%		103%	61%	62%	62%
Net assets, end of period (000's)	$71,702		$83,586		$102,612	$109,894	$106,415	$123,041

(a)  On May 1, 2006, Colonial Strategic Income Fund, Variable Series was renamed Columbia Strategic Income Fund, Variable Series.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03 and decrease the ratio of net investment income to average net assets from 8.70% to 8.42%.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  Had the Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia Strategic Income Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Effective May 1, 2006, Colonial Strategic Income Fund, Variable Series was renamed Columbia Strategic Income Fund, Variable Series. Prior to May 1, 2006, the Fund was organized as a series of Liberty Variable Investment Trust.

Investment Goal—The Fund seeks current income consistent with prudent risk. The Fund also seeks maximum total return.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

18

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

Forward Foreign Currency Exchange Contracts—Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Roll Transactions—The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls"). For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities—The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies liquid portfolio securities in its records in an amount equal to the delayed delivery commitment.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency

19

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$4,579,336
Unrealized depreciation	(6,220,234)
Net unrealized depreciation	$(1,640,898)

The following capital loss carryforwards, determined as of December 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$3,347,414
2009	11,079,118
2010	11,028,566
2013	159,225
$25,614,323

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.60%
$500 million to $1 billion	0.55%
$1 billion to $1.5 billion	0.52%
Over $1.5 billion	0.49%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.60% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight

20

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.086% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia and the Distributor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.00% annually of the Fund's average daily net assets. For Class B shares, the Distributor will first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.00% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may revise or discontinue this arrangement any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,226 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $29,335,655 and $39,861,364, of which $2,987,513 and $2,420,609, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

21

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

For the six months ended June 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Other Related Party Transactions

During the six months ended June 30, 2006, the Fund used Bank of America Securities, a wholly-owned subsidiary of BOA, as a broker. No commissions were paid to Bank of America Securities during the period.

Note 8. Disclosure of Significant Risks and Contingencies

Foreign Securities—There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

High-Yield Securities—Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class

22

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $474 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

23

Columbia International Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment — and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

The views expressed in the President's Message and Portfolio Managers' Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia International Fund, Variable Series / June 30, 2006

Columbia International Fund, Variable Series seeks long-term growth.

Fred Copper, the lead manager, has managed or co-managed the fund since October 2005. Tim Anderson, Jasmine Huang, Paul DiGiacomo and Daisuke Nomoto have co-managed the fund since May 2006.

Summary

•  For the six-month period ended June 30, 2006, the return for Columbia International Fund, Variable Series was less than the return for the MSCI EAFE Index.1 However, the fund's return was higher than the average return for the Lipper Variable Underlying Funds International Core Category.2 International markets were strong during the first four months of the period, then gave back some of their returns as concerns about inflation and rising interest rates dampened investor enthusiasm. However, a declining dollar aided foreign stock markets, especially in the last half of the period, and accounted for approximately half of their return for the period.

•  The fund's relative return was driven primarily by stock selection. On the plus side, Stork NV (1.0% of net assets), an industrial machinery manufacturer appreciated after management announced a bid to take the company private. Schering AG, the German pharmaceutical company, was acquired at close to a 50% premium and was another strong contributor. The fund eliminated the position during the period. Norsk Hydro ASA (1.3% of net assets) benefited from the run-up in metals and energy prices. And Canon, Inc. (1.2% of net assets) posted strong returns as the transition from conventional to digital imaging technology benefited the company.

Stocks that detracted from performance included CGI Group (0.6% of net assets), a Canada-based technology company, which experienced declining revenue growth, and Yamada Denki, a Japanese retailer, which gave back some of the tremendous gains it experienced in 2005 and was sold during the period. A position in Aiful, a Japanese consumer finance company, also hurt the fund. We sold the stock.

•  We used the market weakness that occurred in May to add to some of the fund's positions, including energy and industrials sectors. Both sectors lost some ground as investors gave in to concerns about inflation and higher short-term interest rates. However, we expect these fears to abate if economic growth returns to a moderate pace and the trend toward outsourcing manufacturing to low-cost countries continues. Against that backdrop, we believe that industrials and energy have the potential to do well.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

An investment in the Columbia International Fund, Variable Series may present certain risks, including stock market fluctuations that occur in response to economic and business developments. International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Since the fund may invest a greater percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund.

Holdings are disclosed as of June 30, 2006 and are subject to change.

1  The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. Unlike the funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia International Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (05/02/94)	9.77	26.88	8.65	4.53
MSCI EAFE Index	10.16	26.56	10.02	6.39

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
Class A	2.15	2.36

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia International Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00 which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 – 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,097.69	1,020.08	4.94	4.76	0.95

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia International Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—98.0%
Consumer Discretionary—11.7%
Auto Components—2.9%
Compagnie Generale des Etablissements Michelin, Class B	8,564	$513,807
Continental AG	4,465	455,460
Denso Corp.	16,900	554,826
Leoni AG	8,951	336,698
		1,860,791
Automobiles—2.0%
Toyota Motor Corp.	25,100	1,313,201
Distributors—0.6%
Canon Marketing Japan, Inc.	18,400	380,444
Hotels Restaurants & Leisure—0.3%
Genting Berhad	29,400	189,567
Household Durables—2.9%
JM AB	27,600	439,115
Makita Corp.	9,400	296,740
Matsushita Electric Industrial Co., Ltd.	30,000	634,817
Taylor Woodrow PLC	87,198	537,334
		1,908,006
Leisure Equipment & Products—0.5%
Sega Sammy Holdings, Inc.	8,000	295,898
Media—2.1%
Publicis Groupe	12,589	485,709
Vivendi SA	25,787	902,360
		1,388,069
Specialty Retail—0.4%
HMV Group PLC	81,968	260,207
Consumer Staples—1.9%
Beverages—0.8%
Diageo PLC	29,721	499,366
Tobacco—1.1%
Imperial Tobacco Group PLC	14,047	433,024
Japan Tobacco, Inc.	82	298,391
		731,415
Energy—11.5%
Oil, Gas & Consumable Fuels—11.5%
BP PLC	97,174	1,128,331
EnCana Corp.	10,100	531,827
ENI S.p.A.	32,709	962,162
Norsk Hydro ASA	30,650	817,147
PetroChina Co., Ltd., Class H	538,000	580,247
Petroleo Brasileiro SA, ADR	2,617	233,724
Royal Dutch Shell PLC, Class A	14,540	489,350
Royal Dutch Shell PLC, Class B	25,841	903,375
Statoil ASA	15,550	441,551
Total SA	15,494	1,016,227

	Shares	Value
Yanzhou Coal Mining Co., Ltd., Class H	518,000	$382,183
		7,486,124
Financials—31.9%
Capital Markets—4.6%
Credit Suisse Group, Registered Shares	10,826	604,733
Daiwa Securities Group, Inc.	32,000	383,940
Deutsche Bank AG, Registered Shares	6,984	784,444
Nomura Holdings, Inc.	31,800	598,112
UBS AG, Registered Shares	5,675	620,677
		2,991,906
Commercial Banks—18.5%
Australia & New Zealand Banking Group Ltd.	18,460	365,645
Banco Bilbao Vizcaya Argentaria SA	52,168	1,074,708
Banco Santander Central Hispano SA	56,161	821,635
Bangkok Bank Public Co., Ltd., NVDR	116,400	309,649
Barclays PLC	89,208	1,012,106
BNP Paribas SA	10,033	958,883
Depfa Bank PLC	31,801	527,167
ForeningsSparbanken AB	13,000	340,908
HBOS PLC	51,156	888,256
HSBC Holdings PLC	54,711	966,016
Industrial Bank of Korea	22,630	383,579
Mega Financial Holding Co., Ltd.	431,000	318,558
Mitsubishi UFJ Financial Group, Inc.	40	558,091
Mizuho Financial Group, Inc.	38	323,138
Societe Generale	6,002	881,001
Sumitomo Mitsui Financial Group, Inc.	54	573,175
Sumitomo Trust & Banking Co., Ltd.	42,000	461,617
United Overseas Bank Ltd.	74,000	728,731
Westpac Banking Corp.	31,298	540,692
		12,033,555
Consumer Finance—0.6%
ORIX Corp.	1,570	383,071
Diversified Financial Services—2.0%
Fortis	16,573	563,520
ING Groep NV	18,788	737,191
		1,300,711
Insurance—5.1%
Allianz AG, Registered Shares	4,498	709,171
Aviva PLC	41,558	587,416
Baloise Holding AG, Registered Shares	3,500	268,546

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Muenchener Rueckversicherungs- Gesellschaft AG, Registered Shares	2,734	$372,857
Sampo Oyj, Class A	34,700	661,333
Storebrand ASA	25,000	257,627
Zurich Financial Services AG, Registered Shares (a)	2,110	461,730
		3,318,680
Real Estate Management & Development—1.1%
Sun Hung Kai Properties Ltd.	22,000	224,278
Swire Pacific Ltd., Class A	45,000	463,606
		687,884
Health Care—9.6%
Pharmaceuticals—9.6%
Altana AG	6,978	388,346
AstraZeneca PLC	20,898	1,253,284
Biovail Corp.	27,141	635,371
Eisai Co., Ltd.	13,500	606,946
GlaxoSmithKline PLC	23,092	644,740
H. Lundbeck A/S	16,900	384,448
Novartis AG, Registered Shares	23,666	1,280,038
Sanofi-Aventis	3,035	296,183
Takeda Pharmaceutical Co., Ltd.	11,600	723,270
		6,212,626
Industrials—10.8%
Aerospace & Defense—0.5%
MTU Aero Engines Holding AG	9,495	315,504
Airlines—0.6%
British Airways PLC (a)	65,827	416,197
Construction & Engineering—1.1%
Shimizu Corp.	45,000	253,104
YIT Oyj	17,700	433,002
		686,106
Electrical Equipment—1.5%
ABB Ltd., Registered Shares	37,926	493,227
Mitsubishi Electric Corp.	60,000	482,937
		976,164
Industrial Conglomerates—0.3%
SembCorp Industries Ltd.	107,140	219,826
Machinery—4.1%
Andritz AG	3,082	508,051
Georg Fischer AG, Registered Shares (a)	872	374,457
Komatsu Ltd.	29,000	580,974
Saurer AG, Registered Shares (a)	5,071	385,478
Stork NV	12,056	644,833
Volvo AB, Class B	3,600	176,380
		2,670,173

	Shares	Value
Road & Rail—1.4%
Central Japan Railway Co.	75	$748,177
ComfortDelGro Corp., Ltd.	161,000	155,169
		903,346
Trading Companies & Distributors—1.3%
Hitachi High-Technologies Corp.	15,700	479,898
Mitsubishi Corp.	17,900	359,615
		839,513
Information Technology—7.7%
Communications Equipment—1.6%
Nokia Oyj	50,550	1,022,812
Computers & Peripherals—1.5%
FUJITSU Ltd.	32,000	249,081
Lite-On Technology Corp.	282,000	418,547
Wincor Nixdorf AG	2,589	330,565
		998,193
Electronic Equipment & Instruments—1.1%
Hoya Corp.	9,000	321,744
Kyocera Corp.	4,600	357,534
		679,278
Internet Software & Services—0.6%
NetEase.com, Inc., ADR (a)	17,300	386,309
IT Services—0.6%
CGI Group, Inc., Class A (a)	66,200	412,749
Office Electronics—1.2%
Canon, Inc.	16,200	792,343
Semiconductors & Semiconductor Equipment—0.7%
Advantest Corp.	1,400	143,287
Samsung Electronics Co., Ltd., GDR (b)	476	149,583
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	18,966	174,110
		466,980
Software—0.4%
Cognos, Inc. (a)	7,851	223,361
Materials—6.8%
Chemicals—4.1%
BASF AG	11,440	917,527
Bayer AG	6,195	284,391
Shin-Etsu Chemical Co., Ltd.	8,700	475,239
Sumitomo Chemical Co., Ltd.	57,000	477,264
Teijin Ltd.	74,000	471,670
		2,626,091
Metals & Mining—2.7%
Kobe Steel Ltd.	147,000	462,087
Rio Tinto PLC	9,342	490,104
Salzgitter AG	7,663	648,227
ThyssenKrupp AG	5,000	170,737
		1,771,155

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Telecommunication Services—2.3%
Diversified Telecommunication Services—1.4%
Chunghwa Telecom Co., Ltd., ADR	23,167	$427,894
Nippon Telegraph & Telephone Corp.	98	480,001
		907,895
Wireless Telecommunication Services—0.9%
China Mobile Ltd.	41,000	234,558
Taiwan Mobile Co., Ltd	353,000	351,354
		585,912
Utilities—3.8%
Electric Utilities—2.8%
E.ON AG	7,083	814,240
Endesa SA	15,389	535,184
Terna S.p.A.	182,339	485,873
		1,835,297
Gas Utilities—0.5%
Tokyo Gas Co., Ltd.	68,000	321,495
Independent Power Producers & Energy Traders—0.5%
Electric Power Development Co., Ltd.	7,800	297,788
Total Common Stocks (cost of $52,010,751)		63,596,008
INVESTMENT COMPANY—1.4%
iShares MSCI EAFE Index Fund	13,505	883,092
Total Investment Company (cost of $897,621)		883,092
	Par
SHORT-TERM OBLIGATION—1.1%
Repurchase agreement with State Street Bank & Trust Co. dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Note maturing 06/30/08, market value of $738,150 (repurchase proceeds $720,264)	$720,000	720,000
Total Short-Term Obligation (cost of $720,000)		720,000
Total Investments—100.5% (cost of $53,628,372) (c)		65,199,100
Other Assets & Liabilities, Net—(0.5)%		(341,883)
Net Assets—100.0%		$64,857,217

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of this security, which is not illiquid, represents 0.2% of net assets.

(c)  Cost for federal income tax purposes is $53,628,372.

The Fund was invested in the following countries at June 30, 2006:

Country	Value	% of Total Investments
Japan	$16,139,915	24.7%
United Kingdom	10,509,106	16.1
Germany	6,528,167	10.0
France	5,054,170	7.7
Switzerland	4,488,886	6.9
Spain	2,431,527	3.7
Finland	2,117,147	3.2
Canada	1,803,308	2.8
Taiwan	1,690,463	2.6
United States	1,603,092	2.5
Norway	1,516,325	2.3
Italy	1,448,035	2.2
Netherlands	1,382,024	2.1
China	1,348,739	2.1
Singapore	1,103,726	1.7
Sweden	956,403	1.5
Hong Kong	922,442	1.4
Australia	906,337	1.4
Belgium	563,520	0.9
Korea	533,162	0.8
Ireland	527,167	0.8
Austria	508,051	0.8
Denmark	384,448	0.6
Thailand	309,649	0.5
Brazil	233,724	0.4
Malaysia	189,567	0.3
	$65,199,100	100.0%

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities

Columbia International Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Investments, at cost	$53,628,372
Investments, at value	$65,199,100
Cash	343
Foreign currency (cost of $39,280)	40,252
Receivable for:
Investments sold	471,086
Interest	88
Dividends	83,941
Foreign tax reclaims	56,796
Expense reimbursement due from Investment Advisor	3,311
Deferred Trustees' compensation plan	9,616
Total Assets	65,864,533
Liabilities:
Payable for:
Investments purchased	666,519
Fund shares repurchased	248,812
Investment advisory fee	45,621
Transfer agent fee	23
Pricing and bookkeeping fees	6,010
Audit fee	13,617
Custody fee	6,562
Distribution fee—Class B	1,677
Chief compliance officer expenses	985
Deferred Trustees' fees	9,616
Other liabilities	7,874
Total Liabilities	1,007,316
Net Assets	$64,857,217
Composition of Net Assets:
Paid-in capital	$46,574,374
Undistributed net investment income	1,696,310
Accumulated net realized gain	5,015,138
Net unrealized appreciation on:
Investments	11,570,728
Foreign currency translations	667
Net Assets	$64,857,217
Class A:
Net assets	$58,600,351
Shares outstanding	24,816,128
Net asset value per share	$2.36
Class B:
Net assets	$6,256,866
Shares outstanding	2,668,576
Net asset value per share	$2.34

See Accompanying Notes to Financial Statements.

7

Statement of Operations

Columbia International Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Dividends	$1,150,739
Interest	9,306
Total Investment Income (net of foreign taxes withheld of $128,706)	1,160,045
Expenses:
Investment advisory fee	297,573
Distribution fee—Class B	8,043
Transfer agent fee	96
Pricing and bookkeeping fees	35,468
Trustees' fees	6,133
Custody fee	35,485
Chief compliance officer expenses (See Note 4)	2,028
Non-recurring costs (See Note 7)	241
Other expenses	27,001
Total Expenses	412,068
Fees and expenses waived or reimbursed by Investment Advisor	(78,786)
Non-recurring costs assumed by Investment Advisor (See Note 7)	(241)
Custody earnings credit	(62)
Net Expenses	332,979
Net Investment Income	827,066
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	8,560,683
Foreign currency transactions	(22,560)
Net realized gain	8,538,123
Net change in unrealized appreciation (depreciation) on:
Investments	(2,846,270)
Foreign currency translations	5,155
Net change in unrealized appreciation (depreciation)	(2,841,115)
Net Gain	5,697,008
Net Increase in Net Assets from Operations	$6,524,074

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets

Columbia International Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$827,066	$1,030,248
Net realized gain on investments and foreign currency transactions	8,538,123	8,617,377
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,841,115)	(1,296,659)
Net Increase from Operations	6,524,074	8,350,966
Share Transactions:
Class A:
Subscriptions	1,345,629	2,070,410
Redemptions	(10,204,142)	(18,556,564)
Net Decrease	(8,858,513)	(16,486,154)
Class B:
Subscriptions	71,976	402,432
Redemptions	(654,899)	(1,676,477)
Net Decrease	(582,923)	(1,274,045)
Net Decrease from Share Transactions	(9,441,436)	(17,760,199)
Total Decrease in Net Assets	(2,917,362)	(9,409,233)
Net Assets:
Beginning of period	67,774,579	77,183,812
End of period	$64,857,217	$67,774,579
Undistributed net investment income at end of period	$1,696,310	$869,244
Changes in Shares:
Class A:
Subscriptions	587,216	1,090,195
Redemptions	(4,355,625)	(9,507,657)
Net Decrease	(3,768,409)	(8,417,462)
Class B:
Subscriptions	30,617	208,470
Redemptions	(282,324)	(870,287)
Net Decrease	(251,707)	(661,817)

See Accompanying Notes to Financial Statements.

9

Financial Highlights

Columbia International Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2006		2005		2004		2003		2002	2001
Net Asset Value, Beginning of Period	$2.15		$1.90		$1.69		$1.26		$1.46	$1.93
Income from Investment Operations:
Net investment income (a)	0.03		0.03		0.02		0.03		0.01	0.01
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	0.18		0.22		0.21		0.42		(0.20)	(0.48)
Total from Investment Operations	0.21		0.25		0.23		0.45		(0.19)	(0.47)
Less Distributions Declared to Shareholders:
From net investment income	—		—		(0.02)		(0.02)		(0.01)	—
Net Asset Value, End of Period	$2.36		$2.15		$1.90		$1.69		$1.26	$1.46
Total return (b)(c)	9.77	%(d)(e)	13.16	%(d)	13.73	%(d)(f)	35.54	%(d)	(13.35)%	(24.35)%
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	0.95	%(h)	0.95%		0.95%		0.97%		1.13%	1.23%
Net investment income (g)	2.44	%(h)	1.49%		0.98%		1.84%		0.62%	0.41%
Waiver/reimbursement	0.23	%(h)	0.20%		0.21%		0.18%		—	—
Portfolio turnover rate	56	%(e)	67%		101%		104%		39%	34%
Net assets, end of period (000's)	$58,600		$61,525		$70,391		$75,184		$28,883	$41,299

(a)  Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(d)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

10

Notes to Financial Statements

Columbia International Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia International Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Prior to May 1, 2006, the Fund was organized as a series of Liberty Variable Investment Trust.

Investment Goal—The Fund seeks long-term growth.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Forward Foreign Currency Exchange Contracts—Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized

11

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2006 (Unaudited)

gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$12,543,991
Unrealized depreciation	(973,263)
Net unrealized appreciation	$11,570,728

The following capital loss carryforwards, determined as of December 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2007	$153,762
2008	602,544
2009	3,734,787
2010	3,027,462
2011	339,845
$7,858,400

Of the capital loss carryforwards attributable to the Fund, $865,030 ($519,018 expiring 12/31/08, $173,006 expiring 12/31/09 and $173,006 expiring 12/31/10) remain from the Fund's merger with Colonial International Horizons Fund, Variable Series and $395,480 ($153,762 expiring 12/31/07, $83,526 expiring 12/31/08, $79,096 expiring 12/31/09 and $79,096 expiring 12/31/10) remain from the Fund's merger with Colonial Global Equity Fund, Variable Series. Utilization of these losses, as well as the remaining capital loss carryforwards of the Fund, could be subject to limitations imposed by the Internal Revenue Code.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to

12

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2006 (Unaudited)

be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.87%
$500 million to $1 billion	0.82%
$1 billion to $1.5 billion	0.77%
$1.5 billion to $3 billion	0.72%
$3 billion to $6 billion	0.70%
Over $6 billion	0.68%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.87% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.104% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006 the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.95% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the

13

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2006 (Unaudited)

Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,202 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $38,241,194 and $47,684,703, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended June 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Foreign Securities—There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Industry Focus—The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased

14

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2006 (Unaudited)

redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $241 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

15

Columbia Large Cap Growth Fund, Variable Series

Columbia Funds Variable Insurance Trust

Class A

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment — and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

The views expressed in the President's Message and Portfolio Managers' Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006

Columbia Large Cap Growth Fund, Variable Series seeks long-term growth.

Paul J. Berlinguet, Edward P. Hickey, Roger R. Sullivan and Mary-Ann Ward co-manage the fund.

Summary

•  For the six-month period ended June 30, 2006, Columbia Large Cap Growth Fund, Variable Series outperformed the Russell 1000 Growth Index,1 but trailed the Lipper Variable Underlying Funds Large-Cap Core Category.2 The fund generated a positive return even though growth stocks were out of favor through most of the period.

•  The fund was aided by its positions in consumer discretionary stocks, notably Office Depot, News Corp., and gaming company Las Vegas Sands (1.3%, 2.1% and 0.6% of net assets, respectively). We successfully avoided traditional goods-based stocks, particularly retailers that suffered in the marketplace amid concerns about the increasing impact of higher energy prices and rising interest rates on consumer spending. Energy was also an important contributor to performance, highlighted by the late-June takeover of portfolio holding Kerr-McGee by Anadarko Petroleum. On the negative side, health care investments detracted from the fund's performance. In particular, Teva Pharmaceuticals and PDL Biopharma posted disappointing results and were sold from the portfolio.

•  Growth stock valuations remain cheap by historical standards, and we are optimistic on the prospects for this sector. Corporate profits show signs of approaching a cyclical peak—an environment in which investors have often favored large cap growth stocks because of their relatively predictable earnings. In addition, most large-cap growth companies maintain significant business operations outside the United States. This international exposure provides diversification and a potential cushion against a possible economic slowdown here at home.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

The fund may invest 20% of its assets in foreign stocks. International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Holdings are disclosed as of June 30, 2006, and are subject to change.

1  The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (01/01/89)	0.36	8.09	(4.41)	4.16
Russell 1000 Growth
Index	(0.93)	6.12	(0.76)	5.42

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
Class A	24.75	24.84

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 – 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,003.62	1,020.88	3.92	3.96	0.79

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—98.7%
Consumer Discretionary—13.0%
Diversified Consumer Services—0.6%
Sotheby's (a)	27,100	$711,375
Hotels, Restaurants & Leisure—1.7%
Las Vegas Sands Corp. (a)	8,994	700,273
Starbucks Corp. (a)	35,700	1,348,032
		2,048,305
Media—5.4%
Comcast Corp., Class A (a)	45,500	1,489,670
EchoStar Communications Corp., Class A (a)	50,900	1,568,229
Lamar Advertising Co., Class A (a)	17,100	921,006
News Corp., Class A	129,000	2,474,220
		6,453,125
Multiline Retail—1.7%
Kohl's Corp. (a)	34,800	2,057,376
Specialty Retail—3.6%
Best Buy Co., Inc.	26,800	1,469,712
Office Depot, Inc. (a)	41,600	1,580,800
OfficeMax, Inc.	30,200	1,230,650
		4,281,162
Consumer Staples—7.4%
Beverages—2.2%
Coca-Cola Co.	41,600	1,789,632
PepsiCo, Inc.	13,780	827,351
		2,616,983
Food & Staples Retailing—2.1%
Wal-Mart Stores, Inc.	53,300	2,567,461
Food Products—0.8%
Campbell Soup Co.	24,500	909,195
Household Products—2.3%
Colgate-Palmolive Co.	46,100	2,761,390
Energy—4.6%
Energy Equipment & Services—1.7%
Halliburton Co.	26,800	1,988,828
Oil, Gas & Consumable Fuels—2.9%
EnCana Corp.	16,500	868,560
Occidental Petroleum Corp.	18,800	1,927,940
XTO Energy, Inc.	15,600	690,612
		3,487,112
Financials—7.8%
Capital Markets—5.0%
Bank of New York Co., Inc.	70,000	2,254,000
Franklin Resources, Inc.	7,100	616,351
Goldman Sachs Group, Inc.	4,200	631,806
Merrill Lynch & Co., Inc.	18,890	1,313,989
State Street Corp.	21,390	1,242,545
		6,058,691
Commercial Banks—0.9%
Wells Fargo & Co.	15,540	1,042,423

	Shares	Value
Insurance—1.9%
American International Group, Inc.	38,340	$2,263,977
Health Care—16.3%
Biotechnology—4.3%
Amgen, Inc. (a)	22,900	1,493,767
Amylin Pharmaceuticals, Inc. (a)	13,700	676,369
Genzyme Corp. (a)	24,600	1,501,830
Vertex Pharmaceuticals, Inc. (a)	40,900	1,501,439
		5,173,405
Health Care Equipment & Supplies—0.1%
Varian Medical Systems, Inc. (a)	2,524	119,511
Health Care Providers & Services—4.3%
Cardinal Health, Inc.	26,500	1,704,745
Caremark Rx, Inc.	44,620	2,225,199
Quest Diagnostics, Inc.	20,100	1,204,392
		5,134,336
Life Sciences Tools & Services—2.1%
Covance, Inc. (a)	9,900	606,078
Thermo Electron Corp. (a)	53,800	1,949,712
		2,555,790
Pharmaceuticals—5.5%
AstraZeneca PLC, ADR	28,000	1,674,960
Johnson & Johnson	46,900	2,810,248
Novartis AG, ADR	21,510	1,159,819
Teva Pharmaceutical Industries Ltd., ADR	1	32
Wyeth	20,100	892,641
		6,537,700
Industrials—17.6%
Aerospace & Defense—3.3%
Boeing Co.	23,000	1,883,930
United Technologies Corp.	32,800	2,080,176
		3,964,106
Air Freight & Logistics—1.9%
United Parcel Service, Inc., Class B	28,100	2,313,473
Commercial Services & Supplies—3.0%
Manpower, Inc.	23,900	1,543,940
Waste Management, Inc.	56,300	2,020,044
		3,563,984
Construction & Engineering—0.9%
Foster Wheeler Ltd. (a)	23,800	1,028,160
Electrical Equipment—2.3%
Emerson Electric Co.	25,700	2,153,917
Rockwell Automation, Inc.	8,900	640,889
		2,794,806
Industrial Conglomerates—4.3%
3M Co.	22,500	1,817,325
General Electric Co.	103,010	3,395,209
		5,212,534

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Machinery—1.1%
Illinois Tool Works, Inc.	27,800	$1,320,500
Road & Rail—0.8%
Burlington Northern Santa Fe Corp.	11,800	935,150
Information Technology—24.4%
Communications Equipment—5.0%
Cisco Systems, Inc. (a)	157,250	3,071,093
CommScope, Inc. (a)	22,600	710,092
Corning, Inc. (a)	43,700	1,057,103
Nokia Oyj, ADR	23,600	478,136
QUALCOMM, Inc.	17,200	689,204
		6,005,628
Computers & Peripherals—2.5%
Apple Computer, Inc. (a)	18,700	1,068,144
Hewlett-Packard Co.	60,300	1,910,304
		2,978,448
Internet Software & Services—4.1%
Akamai Technologies, Inc. (a)	27,400	991,606
Google, Inc., Class A (a)	7,422	3,112,267
Yahoo!, Inc. (a)	25,840	852,720
		4,956,593
IT Services—0.3%
Cognizant Technology Solutions Corp., Class A (a)	5,400	363,798
Semiconductors & Semiconductor Equipment—7.2%
Fairchild Semiconductor International, Inc. (a)	52,900	961,193
Intel Corp.	97,000	1,838,150
Lam Research Corp. (a)	31,800	1,482,516
NVIDIA Corp. (a)	53,800	1,145,402
Samsung Electronics Co., Ltd., GDR (b)	1,800	565,650
SiRF Technology Holdings, Inc. (a)	22,500	724,950
Texas Instruments, Inc.	62,800	1,902,212
		8,620,073
Software—5.3%
Autodesk, Inc. (a)	40,900	1,409,414
Citrix Systems, Inc. (a)	46,200	1,854,468
Microsoft Corp.	80,650	1,879,145
SAP AG, ADR	23,900	1,255,228
		6,398,255
Materials—4.4%
Chemicals—2.9%
Air Products & Chemicals, Inc.	20,400	1,303,968
Dow Chemical Co.	37,700	1,471,431
Monsanto Co.	8,146	685,812
Tronox, Inc., Class B	2,560	33,715
		3,494,926
Construction Materials—1.0%
Vulcan Materials Co.	15,500	1,209,000

	Shares	Value
Metals & Mining—0.5%
Phelps Dodge Corp.	7,100	$583,336
Telecommunication Services—3.2%
Diversified Telecommunication Services—0.7%
Time Warner Telecom, Inc., Class A (a)	59,035	876,670
Wireless Telecommunication Services—2.5%
American Tower Corp., Class A (a)	52,400	1,630,688
NII Holdings, Inc. (a)	24,900	1,403,862
		3,034,550
Total Common Stocks (cost of $113,924,444)		118,422,135
	Par
SHORT-TERM OBLIGATION—2.1%
Repurchase agreement with State Street Bank & Trust Co. dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Bond maturing 02/15/21, market value of $2,584,406 (repurchase proceeds $2,528,927)	$2,528,000	2,528,000
Total Short-Term Obligation (cost of $2,528,000)		2,528,000
Total Investments—100.8% (cost of $116,452,444) (c)		120,950,135
Other Assets & Liabilities, Net—(0.8)%		(1,004,079)
Net Assets—100.0%		$119,946,056

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of this security, which is not illiquid, represents 0.5% of net assets.

(c)  Cost for federal income tax purposes is $116,452,444.

At June 30, 2006, the Fund held investmentsin the following sectors:

Sector	% of Net Assets
Information Technology	24.4%
Industrials	17.6
Health Care	16.3
Consumer Discretionary	13.0
Financials	7.8
Consumer Staples	7.4
Energy	4.6
Materials	4.4
Telecommunication Services	3.2
Short-Term Obligation	2.1
Other Assets & Liabilities, Net	(0.8)
100.0%

Acronym	Name
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.

5

Statement of Assets & Liabilities

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Investments, at cost	$116,452,444
Investments, at value	$120,950,135
Cash	431
Receivable for:
Fund shares sold	7,090
Interest	309
Dividends	93,748
Foreign tax reclaims	947
Expense reimbursement due from Distributor	409
Deferred Trustees' compensation plan	16,314
Total Assets	121,069,383
Liabilities:
Payable for:
Investments purchased	862,148
Fund shares repurchased	141,391
Investment advisory fee	48,909
Administration fee	14,541
Transfer agent fee	66
Pricing and bookkeeping fees	6,152
Trustees' fees	82
Audit fee	19,393
Custody fee	1,695
Distribution fee—Class B	3,842
Chief compliance officer expenses	1,079
Deferred Trustees' fees	16,314
Other liabilities	7,715
Total Liabilities	1,123,327
Net Assets	$119,946,056
Composition of Net Assets:
Paid-in capital	$176,189,572
Undistributed net investment income	641,139
Accumulated net realized loss	(61,382,346)
Net unrealized appreciation on investments	4,497,691
Net Assets	$119,946,056
Class A:
Net assets	$102,270,583
Shares outstanding	4,117,809
Net asset value per share	$24.84
Class B:
Net assets	$17,675,473
Shares outstanding	715,251
Net asset value per share	$24.71

See Accompanying Notes to Financial Statements.

6

Statement of Operations

Columbia Large Cap Growth Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Dividends	$721,202
Interest	53,699
Total Investment Income (net of foreign taxes withheld of $14,783)	774,901
Expenses:
Investment advisory fee	320,158
Administration fee	96,047
Distribution fee—Class B	23,165
Transfer agent fee	164
Pricing and bookkeeping fees	37,082
Trustees' fees	7,910
Custody fee	7,277
Chief compliance officer expenses (See Note 4)	2,246
Non-recurring costs (See Note 7)	454
Other expenses	33,138
Total Expenses	527,641
Fees reimbursed by Distributor — Class B	(7,989)
Non-recurring costs assumed by Investment Advisor (See Note 7)	(454)
Custody earnings credit	(745)
Net Expenses	518,453
Net Investment Income	256,448
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	3,635,928
Foreign currency transactions	(15)
Net realized gain	3,635,913
Net change in unrealized appreciation (depreciation) on investments	(3,228,712)
Net Gain	407,201
Net Increase in Net Assets from Operations	$663,649

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets

Columbia Large Cap Growth Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$256,448	$402,048
Net realized gain on investments and foreign currency transactions	3,635,913	10,659,899
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(3,228,712)	(5,209,703)
Net Increase from Operations	663,649	5,852,244
Distributions Declared to Shareholders:
From net investment income:
Class A	—	(783,986)
Class B	—	(78,920)
Total Distributions Declared to Shareholders	—	(862,906)
Share Transactions:
Class A:
Subscriptions	1,234,438	1,871,260
Proceeds received in connection with merger	—	33,094,396
Distributions reinvested	—	783,986
Redemptions	(13,363,974)	(32,442,900)
Net Increase (Decrease)	(12,129,536)	3,306,742
Class B:
Subscriptions	220,239	898,989
Proceeds received in connection with merger	—	1,337
Distributions reinvested	—	78,920
Redemptions	(1,415,568)	(4,607,810)
Net Decrease	(1,195,329)	(3,628,564)
Net Decrease from Share Transactions	(13,324,865)	(321,822)
Total Increase (Decrease) in Net Assets	(12,661,216)	4,667,516
Net Assets:
Beginning of period	132,607,272	127,939,756
End of period	$119,946,056	$132,607,272
Undistributed net investment income at end of period	$641,139	$384,691
Changes in Shares:
Class A:
Subscriptions	49,753	78,955
Issued in connection with merger	—	1,394,365
Issued for distributions reinvested	—	33,590
Redemptions	(530,722)	(1,377,131)
Net Increase (Decrease)	(480,969)	129,779
Class B:
Subscriptions	8,673	38,534
Issued in connection with merger	—	56
Issued for distributions reinvested	—	3,390
Redemptions	(56,453)	(196,514)
Net Decrease	(47,780)	(154,534)

See Accompanying Notes to Financial Statements.

8

Financial Highlights

Columbia Large Cap Growth Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended December 31,
	June 30,
	2006		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$24.75		$23.77		$24.28	$19.48	$27.93	$44.65
Income from Investment Operations:
Net investment income (a)	0.05		0.08		0.15 (b)	0.04	0.07	0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		1.04		(0.62)	4.85	(8.47)	(10.28)
Total from Investment Operations	0.09		1.12		(0.47)	4.89	(8.40)	(10.24)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.14)		(0.04)	(0.09)	(0.05)	— (c)
From net realized gains	—		—		—	—	—	(6.48)
Total Distributions Declared to Shareholders	—		(0.14)		(0.04)	(0.09)	(0.05)	(6.48)
Net Asset Value, End of Period	$24.84		$24.75		$23.77	$24.28	$19.48	$27.93
Total return (d)(e)	0.36	%(f)	4.74	%(g)	(1.95)%	25.24%	(30.13)%	(24.64)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	0.79	%(i)	0.76%		0.73%	0.76%	0.77%	0.76%
Net investment income (h)	0.42	%(i)	0.32%		0.65%	0.16%	0.32%	0.13%
Waiver/reimbursement	—		—	%(j)	—	—	—	—
Portfolio turnover rate	101	%(f)	113%		4%	138%	68%	57%
Net assets, end of period (000's)	$102,271		$113,804		$106,225	$129,801	$123,015	$224,928

(a)  Per share data was calculated using average shares outstanding during the period.

(b)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.15 per share.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distribution reinvested.

(e)  Total return does not include any insurance company charges inposed by your company's separate account. If included, total return would be reduced.

(f)  Not annualized.

(g)  Had the Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

9

Notes to Financial Statements

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia Large Cap Growth Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust") is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Effective May 1, 2006, the Trust changed its name from SteinRoe Variable Investment Trust.

Investment Goal—The Fund seeks long-term growth.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings of foreign holdings.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2005 was as follows:

December 31, 2005
Distributions paid from:
Ordinary income	$862,906
Long-term capital gains	—

10

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006 (Unaudited)

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$7,897,703
Unrealized depreciation	(3,400,012)
Net unrealized appreciation	$4,497,691

The following capital loss carryforwards, determined as of December 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$338,035
2009	21,262,059
2010	33,561,074
2011	9,801,830
$64,962,998

Of the capital loss carryforwards attributable to the Fund, $9,535,593 ($338,035 expiring 12/31/08, $4,000,679 expiring 12/31/09 and $5,196,879 expiring 12/31/10) remain from the Columbia Large Cap Growth Fund, Variable Series merger with Liberty Equity Fund, Variable Series. The availability of a portion of the remaining capital loss carryforwards from Liberty Equity Fund, Variable Series may be limited in a given year.

Capital loss carryfowards of $10,397,147 were utilized during the year ended December 31, 2005.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
Over $1 billion	0.45%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreements are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.058% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006 the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

11

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006 (Unaudited)

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.15% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.95% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may revise or discontinue these arrangements any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,225 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $127,789,017 and $140,753,417, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended June 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Foreign Securities—There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Industry Focus—The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

12

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006 (Unaudited)

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $454 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

13

Columbia Asset Allocation Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment—and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

The views expressed in the President's Message and Portfolio Managers' Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Asset Allocation Fund, Variable Series / June 30, 2006

Columbia Asset Allocation Fund, Variable Series seeks high total investment return.

Vikram J. Kuriyan, PhD, is the lead portfolio manager for the fund. Karen Wurdack is a co-manager for the fund.

Summary

•  For the six-month period ended June 30, 2006, Columbia Asset Allocation Fund, Variable Series did better than the blended return of its two benchmarks in a 60/40 blend. The fund's return was also higher than the average return for the Lipper Variable Underlying Funds Mixed-Asset Target Allocation Growth Category.1

•  On the equity side, the fund benefited from strong performance in the industrial and energy sectors. Health care and information technology sectors detracted from performance. Bond market performance was relatively flat in the first half of 2006. However, it picked up somewhat at the end of the period as the Federal Reserve Board (the Fed) appeared to be nearing the end of its cycle of short-term interest rate hikes. In this environment, high yield bonds performed well on the fixed-income side of the portfolio. The fund's exposure to investment-grade corporate bonds slightly detracted from performance.

•  If economic growth slows in 2006, as we expect it to do, we believe that stock selection is likely to be a critical factor in the fund's performance. With that in mind, we emphasized large cap growth stocks and deemphasized small-cap stocks and value stocks. We believe that companies with the power to raise prices in line with rising costs could outperform in this environment. We also favor capital-related versus consumer-related companies. We also believe the environment for bonds could improve if interest rates stabilize. To capitalize on opportunity in the bond market, we raised the fund's fixed income exposure and slightly reduced its equity allocation during the period. We added to the fund's position in mortgage-backed securities and also raised its cash position, giving us the flexibility to deploy it when opportunity arises.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in high yield or "junk" bonds offer the potential for higher income than investments in investment-grade bonds but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

The fund may be subject to the same types of risks associated with direct ownership of real estate including the decline of property value due to general, local and regional economic conditions.

Holdings are disclosed as of June 30, 2006, and are subject to change.

1  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Asset Allocation Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (01/01/89)	2.60	8.97	4.25	6.32
S&P 500 Index	2.71	8.63	2.49	8.32
Lehman Brothers Aggregate Bond Index	-0.72	-0.81	4.97	6.22

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
Class A	15.40	15.80

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Asset Allocation Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 – 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,025.98	1,021.08	3.77	3.76	0.75

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—61.3%
Consumer Discretionary—7.6%
Auto Components—0.1%
BorgWarner, Inc.	800	$52,080
Johnson Controls, Inc.	2,300	189,106
Modine Manufacturing Co.	460	10,746
		251,932
Automobiles—0.2%
Suzuki Motor Corp.	26,600	577,589
Distributors—0.0%
Building Materials Holding Corp.	400	11,148
Diversified Consumer Services—0.2%
Jackson Hewitt Tax Service, Inc.	580	18,183
Sotheby's (a)	13,520	354,900
Steiner Leisure Ltd. (a)	1,150	45,460
Strayer Education, Inc.	351	34,089
		452,632
Hotels, Restaurants & Leisure—1.3%
Brinker International, Inc.	860	31,218
Burger King Holdings, Inc. (a)	709	11,167
California Pizza Kitchen, Inc. (a)	720	19,786
Cheesecake Factory, Inc. (a)	1,020	27,489
China Travel International	1,020,000	245,514
Darden Restaurants, Inc.	1,090	42,946
Harrah's Entertainment, Inc.	886	63,065
Hilton Hotels Corp.	2,650	74,942
Isle of Capri Casinos, Inc. (a)	1,331	34,140
Landry's Restaurants, Inc.	500	16,225
Las Vegas Sands Corp. (a)	3,997	311,206
Lone Star Steakhouse & Saloon, Inc.	760	19,935
Marriott International, Inc., Class A	1,260	48,031
McDonald's Corp.	16,802	564,547
Multimedia Games, Inc. (a)	63	638
OSI Restaurant Partners, Inc.	700	24,220
Ruth's Chris Steak House (a)	1,460	29,813
Scientific Games Corp., Class A (a)	1,980	70,528
Shuffle Master, Inc. (a)	1,060	34,747
Starbucks Corp. (a)	15,740	594,342
Starwood Hotels & Resorts Worldwide, Inc.	16,250	980,525
Trump Entertainment Resorts, Inc. (a)	940	18,941
Vail Resorts, Inc. (a)	300	11,130
Yum! Brands, Inc.	1,970	99,032
		3,374,127
Household Durables—0.5%
American Greetings Corp., Class A	1,190	25,002
Centex Corp.	56	2,817
CSS Industries, Inc.	310	8,912
D.R. Horton, Inc.	706	16,817
Desarrolladora Homex SA de CV, ADR (a)	880	28,873
Fortune Brands, Inc.	470	33,375

	Shares	Value
Furniture Brands International, Inc.	460	$9,586
Kimball International, Inc., Class B	670	13,206
Lennar Corp., Class A	240	10,649
Newell Rubbermaid, Inc.	10,500	271,215
NVR, Inc. (a)	2	982
Sharp Corp.	21,000	333,420
Sumitomo Forestry Co. Ltd.	44,000	459,994
		1,214,848
Internet & Catalog Retail—0.1%
Coldwater Creek, Inc. (a)	1,475	39,471
NetFlix, Inc. (a)	1,910	51,971
Nutri/System, Inc. (a)	480	29,823
Priceline.com, Inc. (a)	790	23,589
		144,854
Leisure Equipment & Products—0.0%
Pool Corp.	950	41,448
Media—1.9%
4Kids Entertainment, Inc. (a)	590	9,564
Cablevision Systems Corp., Class A	1,080	23,166
Comcast Corp., Class A (a)	20,900	684,266
Dow Jones & Co., Inc.	1,500	52,515
EchoStar Communications Corp., Class A (a)	22,400	690,144
EMI Group PLC	112,028	628,250
Focus Media Holding Ltd., ADR (a)	810	52,779
Getty Images, Inc. (a)	360	22,864
Grupo Televisa SA, ADR	2,710	52,330
Lamar Advertising Co., Class A (a)	8,180	440,575
News Corp., Class A	85,900	1,647,562
Reed Elsevier PLC	62,100	626,241
		4,930,256
Multi-Line Retail—0.9%
Federated Department Stores, Inc.	22,968	840,629
J.C. Penney Co., Inc.	7,433	501,802
Kohl's Corp. (a)	15,400	910,448
Nordstrom, Inc.	880	32,120
		2,284,999
Specialty Retail—1.8%
Abercrombie & Fitch Co., Class A	920	50,995
Bed Bath & Beyond, Inc. (a)	400	13,268
Best Buy Co., Inc.	12,300	674,532
Borders Group, Inc.	500	9,230
Chico's FAS, Inc. (a)	2,410	65,022
Children's Place Retail Stores, Inc. (a)	600	36,030
DSW, Inc., Class A (a)	740	26,951
Esprit Holdings Ltd.	53,500	438,851
GameStop Corp., Class A (a)	3,130	131,460
Guess ?, Inc. (a)	220	9,185
Gymboree Corp. (a)	270	9,385
Monro Muffler, Inc.	510	16,606
Office Depot, Inc. (a)	33,260	1,263,880
OfficeMax, Inc.	13,300	541,975

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Pacific Sunwear of California, Inc. (a)	1,500	$26,895
Payless Shoesource, Inc. (a)	410	11,140
PETsMART, Inc.	1,434	36,710
Rent-A-Center, Inc. (a)	490	12,181
Ross Stores, Inc.	960	26,928
Select Comfort Corp. (a)	950	21,821
Staples, Inc.	20,600	500,992
TJX Companies., Inc.	5,380	122,987
Too, Inc. (a)	1,040	39,926
Yamada Denki Co., Ltd.	4,800	488,484
Zale Corp. (a)	430	10,359
		4,585,793
Textiles, Apparel & Luxury Goods—0.6%
Adidas-Salomon AG	9,108	434,700
Carter's, Inc. (a)	1,386	36,632
Coach, Inc. (a)	2,648	79,175
Delta Apparel, Inc.	370	6,342
Hampshire Group Ltd. (a)	790	13,430
Hartmarx Corp. (a)	1,167	7,002
LVMH Moet Hennessy Louis Vuitton SA	5,862	581,810
Phillips-Van Heusen Corp.	1,550	59,148
Stride Rite Corp.	710	9,365
Swatch Group AG	2,200	371,099
Wolverine World Wide, Inc.	830	19,364
		1,618,067
Consumer Staples—5.0%
Beverages—2.2%
Anheuser-Busch Companies, Inc.	12,800	583,552
Coca-Cola Co.	25,300	1,088,406
Coca-Cola Enterprises, Inc.	7,500	152,775
Diageo PLC	32,989	554,274
Diageo PLC, ADR	10,208	689,550
Fomento Economico Mexicano SA de CV, ADR	500	41,860
Pepsi Bottling Group, Inc.	2,990	96,129
PepsiCo, Inc.	31,201	1,873,308
Pernod-Ricard SA	3,017	597,639
		5,677,493
Food & Staples Retailing—0.8%
Aeon Co., Ltd.	18,300	402,705
BJ's Wholesale Club, Inc. (a)	270	7,654
Kroger Co.	3,600	78,696
Supervalu, Inc.	3,100	95,170
Wal-Mart Stores, Inc.	28,800	1,387,296
Weis Markets, Inc.	600	24,720
Whole Foods Market, Inc.	590	38,138
		2,034,379
Food Products—0.9%
Cadbury Schweppes PLC, ADR	14,500	562,890
Campbell Soup Co.	12,370	459,051
Danisco A/S	9,596	697,810
Dean Foods Co. (a)	2,852	106,066
Flowers Foods, Inc.	372	10,654

	Shares	Value
H.J. Heinz Co.	1,320	$54,410
J&J Snack Foods Corp.	326	10,781
Kraft Foods, Inc., Class A	8,400	259,560
Lancaster Colony Corp.	300	11,841
Lance, Inc.	480	11,050
Maui Land & Pineapple Co., Inc. (a)	210	7,938
McCormick & Co., Inc.	700	23,485
Premium Standard Farms, Inc.	450	7,303
Ralcorp Holdings, Inc. (a)	290	12,334
Tyson Foods, Inc., Class A	14,600	216,956
		2,452,129
Household Products—0.5%
Clorox Co.	1,200	73,164
Colgate-Palmolive Co.	20,070	1,202,193
		1,275,357
Personal Products—0.1%
Alberto-Culver Co.	560	27,283
Avon Products, Inc.	1,780	55,180
Estee Lauder Companies, Inc., Class A	1,300	50,271
		132,734
Tobacco—0.5%
Altria Group, Inc.	10,939	803,251
Loews Corp.-Carolina Group	8,300	426,371
UST, Inc.	680	30,729
		1,260,351
Energy—4.8%
Energy Equipment & Services—1.0%
BJ Services Co.	2,341	87,226
Complete Production Services, Inc. (a)	276	6,525
Diamond Offshore Drilling, Inc.	680	57,072
Dril-Quip, Inc. (a)	140	11,542
ENSCO International, Inc.	820	37,736
FMC Technologies, Inc. (a)	1,260	85,000
Grant Prideco, Inc. (a)	594	26,582
Grey Wolf, Inc. (a)	1,970	15,169
Halliburton Co.	17,225	1,278,267
Hydril (a)	427	33,528
Lone Star Technologies, Inc. (a)	110	5,942
Lufkin Industries, Inc.	482	28,645
Nabors Industries Ltd. (a)	737	24,903
National-Oilwell Varco, Inc. (a)	5,315	336,546
NS Group, Inc. (a)	150	8,262
Oil States International, Inc. (a)	540	18,511
Schlumberger Ltd.	4,718	307,189
Smith International, Inc.	1,650	73,375
Superior Energy Services, Inc. (a)	1,470	49,833
Superior Well Services, Inc. (a)	140	3,486
Technip SA, ADR	600	33,072
Tetra Technologies, Inc. (a)	1,417	42,921
Tidewater, Inc.	800	39,360
Trico Marine Services, Inc. (a)	470	15,980
		2,626,672

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels—3.8%
Alpha Natural Resources, Inc. (a)	440	$8,633
Arch Coal, Inc.	840	35,591
Bois d'Arc Energy, Inc. (a)	442	7,280
Chesapeake Energy Corp.	1,970	59,592
China Petroleum & Chemical Corp., Class H	530,000	303,570
Comstock Resources, Inc. (a)	190	5,673
ConocoPhillips	10,996	720,568
Denbury Resources, Inc. (a)	1,300	41,171
EnCana Corp.	10,200	536,928
EOG Resources, Inc.	930	64,486
Exxon Mobil Corp.	14,037	861,170
Foundation Coal Holdings, Inc.	510	23,934
Frontier Oil Corp.	1,090	35,316
Harvest Natural Resources, Inc. (a)	960	12,998
Hess Corp.	5,546	293,106
Marathon Oil Corp.	9,946	828,502
Murphy Oil Corp.	200	11,172
Newfield Exploration Co. (a)	1,000	48,940
Nordic American Tanker Shipping	406	14,799
Norsk Hydro ASA	15,905	424,037
Occidental Petroleum Corp.	18,200	1,866,410
Parallel Petroleum Corp. (a)	1,470	36,324
Peabody Energy Corp.	1,670	93,102
Range Resources Corp.	800	21,752
Southwestern Energy Co. (a)	754	23,495
Statoil ASA	18,799	533,808
Tesoro Corp.	1,040	77,334
Total SA	15,737	1,032,165
Total SA, ADR	6,242	408,976
Western Gas Resources, Inc.	377	22,563
Williams Companies, Inc.	27,700	647,072
World Fuel Services Corp.	1,700	77,673
XTO Energy, Inc.	9,228	408,524
		9,586,664
Financials—12.4%
Capital Markets—2.9%
Affiliated Managers Group, Inc. (a)	1,350	117,301
Bank of New York Co., Inc.	59,852	1,927,234
Calamos Asset Management, Inc., Class A	921	26,700
Deutsche Bank AG, Registered Shares	3,400	382,500
Franklin Resources, Inc.	3,300	286,473
GFI Group, Inc. (a)	230	12,408
Goldman Sachs Group, Inc.	1,900	285,817
Greenhill & Co., Inc.	746	45,327
JAFCO Co., Ltd.	5,700	344,024
Lazard Ltd., Class A	1,890	76,356
Legg Mason, Inc.	570	56,726
Merrill Lynch & Co., Inc.	26,163	1,819,898
Nomura Holdings, Inc.	20,800	391,218

	Shares	Value
Nuveen Investments, Inc., Class A	7,600	$327,180
optionsXpress Holdings, Inc.	980	22,844
Piper Jaffray Companies, Inc. (a)	290	17,751
State Street Corp.	9,280	539,075
T. Rowe Price Group, Inc.	1,660	62,765
Thomas Weisel Partners Group, Inc. (a)	502	9,543
UBS AG, Registered Shares	5,827	637,302
		7,388,442
Commercial Banks—4.3%
BancFirst Corp.	222	9,934
Banco Santander Central Hispano SA	21,828	319,344
BancTrust Financial Group, Inc.	440	10,327
Bank of Granite Corp.	663	13,810
Bank of Hawaii Corp.	1,100	54,560
Bryn Mawr Bank Corp.	548	12,144
Capitol Bancorp Ltd.	543	21,150
Cassa di Risparmio di Firenze S.p.A.	94,909	268,174
Central Pacific Financial Corp.	202	7,817
Chemical Financial Corp.	590	18,054
Chittenden Corp.	555	14,347
Citizens Banking Corp.	630	15,378
City Holding Co.	340	12,288
City National Corp.	1,350	87,871
Columbia Banking System, Inc.	390	14,578
Comerica, Inc.	1,400	72,786
Community Trust Bancorp, Inc.	440	15,369
Cullen/Frost Bankers, Inc.	1,100	63,030
Depfa Bank PLC	37,674	624,524
Deutsche Postbank AG	5,877	422,242
East West Bancorp, Inc.	1,500	56,865
First Citizens BancShares, Inc., Class A	50	10,025
First Financial Bankshares, Inc.	318	11,620
First Financial Corp.	420	12,604
First Republic Bank	580	26,564
Hancock Holding Co.	570	31,920
Marshall & Ilsley Corp.	16,044	733,853
Mass Financial Corp., Class A (a)	1,170	1,872
Mercantile Bankshares Corp.	1,100	39,237
Merchants Bancshares, Inc.	440	10,626
Mid-State Bancshares	730	20,440
Mitsubishi UFJ Financial Group, Inc.	78	1,088,278
Mitsubishi UFJ Financial Group, Inc., ADR	32,300	450,585
National Bank of Greece SA	12,045	473,699
Northrim BanCorp, Inc.	420	10,542
PNC Financial Services Group, Inc.	14,640	1,027,289
S&T Bancorp, Inc.	350	11,630
Sandy Spring Bancorp, Inc.	294	10,602
Sterling Bancorp NY	600	11,700
Sterling Bancshares Inc.	1,290	24,187

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
SunTrust Banks, Inc.	4,000	$305,040
Susquehanna Bancshares, Inc.	700	16,730
SVB Financial Group (a)	1,300	59,098
Taylor Capital Group, Inc.	248	10,121
TCF Financial Corp.	1,600	42,320
Trico Bancshares	552	15,114
Trustmark Corp.	350	10,839
U.S. Bancorp	39,193	1,210,280
UMB Financial Corp.	580	19,337
UniCredito Italiano S.p.A.	34,872	272,457
UnionBanCal Corp.	2,950	190,540
Wachovia Corp.	13,448	727,268
Wells Fargo & Co.	28,037	1,880,722
Whitney Holding Corp.	1,500	53,055
Zions Bancorporation	1,195	93,138
		11,047,924
Consumer Finance—0.1%
Advance America Cash Advance Centers, Inc.	1,180	20,697
Advanta Corp., Class B	290	10,426
Cash America International, Inc.	1,600	51,200
First Cash Financial Services, Inc. (a)	930	18,367
		100,690
Diversified Financial Services—1.9%
Chicago Mercantile Exchange	156	76,620
CIT Group, Inc.	6,500	339,885
Citigroup, Inc.	52,347	2,525,219
JPMorgan Chase & Co.	44,081	1,851,402
		4,793,126
Insurance—2.2%
ACE Ltd.	600	30,354
Ambac Financial Group, Inc.	10,540	854,794
American International Group, Inc.	29,906	1,765,949
American Physicians Capital, Inc. (a)	300	15,777
AmerUs Group Co.	190	11,125
AXA	8,155	267,049
Axis Capital Holdings Ltd.	1,000	28,610
Baldwin & Lyons, Inc., Class B	428	10,914
CNA Surety Corp. (a)	920	15,898
Commerce Group, Inc.	460	13,588
Conseco, Inc. (a)	2,800	64,680
Delphi Financial Group, Inc., Class A	600	21,816
Genworth Financial, Inc., Class A	18,300	637,572
Harleysville Group, Inc.	490	15,543
Hartford Financial Services Group, Inc.	7,532	637,207
Horace Mann Educators Corp.	740	12,543
KMG America Corp. (a)	1,382	12,258
Lincoln National Corp.	1,100	62,084
Loews Corp.	1,500	53,175
National Western Life Insurance Co., Class A	27	6,471
Navigators Group, Inc. (a)	566	24,802

	Shares	Value
Old Republic International Corp.	1,900	$40,603
Phoenix Companies, Inc.	1,230	17,318
Platinum Underwriters Holdings Ltd.	1,500	41,970
ProCentury Corp.	1,062	14,560
Prudential PLC	46,922	529,309
RLI Corp.	294	14,165
St. Paul Travelers Companies, Inc.	9,600	427,968
United America Indemnity Ltd., Class A (a)	810	16,880
		5,664,982
Real Estate Investment Trusts (REITs)—0.5%
Alexandria Real Estate Equities, Inc., REIT	180	15,962
Archstone-Smith Trust, REIT	6,324	321,702
Boston Properties, Inc., REIT	700	63,280
Cousins Properties, Inc., REIT	410	12,681
EastGroup Properties, Inc., REIT	160	7,469
Equity Office Properties Trust, REIT	2,000	73,020
Equity One, Inc., REIT	530	11,077
Franklin Street Properties Corp., REIT	688	13,540
General Growth Properties, Inc., REIT	1,855	83,586
Getty Realty Corp., REIT	480	13,651
Healthcare Realty Trust, Inc., REIT	460	14,651
Highland Hospitality Corp., REIT	1,000	14,080
Host Hotels & Resorts, Inc., REIT	2,089	45,687
Kimco Realty Corp., REIT	7,584	276,740
Lexington Corporate Properties Trust, REIT	625	13,500
Mid-America Apartment Communities, Inc., REIT	450	25,088
ProLogis Trust, REIT	5,387	280,771
PS Business Parks, Inc., REIT	270	15,930
Strategic Hotel Capital, Inc., REIT	550	11,407
U-Store-It Trust, REIT	700	13,202
Universal Health Realty Income Trust, REIT	360	11,286
Urstadt Biddle Properties, Inc., Class A, REIT	760	12,380
Washington Real Estate Investment Trust, REIT	280	10,276
		1,360,966
Real Estate Management & Development—0.2%
Jones Lang LaSalle, Inc.	600	52,530
NTT Urban Development Corp.	43	336,651
		389,181
Thrifts & Mortgage Finance—0.3%
Corus Bankshares, Inc.	600	15,708
Golden West Financial Corp.	8,900	660,380
PMI Group Inc.	1,600	71,328
Sovereign Bancorp, Inc.	2,730	55,447
Trustco Bank Corp. NY	910	10,028
		812,891

See Accompanying Notes to Financial Statements.

7

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Health Care—7.3%
Biotechnology—1.0%
Alkermes, Inc. (a)	640	$12,109
Amgen, Inc. (a)	10,500	684,915
Amylin Pharmaceuticals, Inc. (a)	8,103	400,045
Arena Pharmaceuticals, Inc. (a)	1,130	13,086
Celgene Corp. (a)	570	27,035
Cephalon, Inc. (a)	43	2,584
Cubist Pharmaceuticals, Inc. (a)	408	10,274
Digene Corp. (a)	980	37,965
Genzyme Corp. (a)	10,600	647,130
MedImmune, Inc. (a)	312	8,455
Myogen, Inc. (a)	180	5,220
PDL BioPharma, Inc. (a)	1,960	36,084
Senomyx, Inc. (a)	1,075	15,512
Vertex Pharmaceuticals, Inc. (a)	18,200	668,122
		2,568,536
Health Care Equipment & Supplies—0.3%
American Medical Systems Holdings, Inc. (a)	4	67
Analogic Corp.	180	8,390
Aspect Medical Systems, Inc. (a)	550	9,592
Beckman Coulter, Inc.	560	31,108
Biomet, Inc.	1,490	46,622
DENTSPLY International, Inc.	510	30,906
DJ Orthopedics, Inc. (a)	230	8,471
Gen-Probe, Inc. (a)	930	50,201
Greatbatch, Inc. (a)	328	7,741
Haemonetics Corp. (a)	837	38,929
Hologic, Inc. (a)	209	10,316
Hospira, Inc. (a)	1,175	50,454
Intuitive Surgical, Inc. (a)	220	25,953
Kyphon, Inc. (a)	710	27,236
Meridian Bioscience, Inc.	1,683	41,991
Neurometrix, Inc. (a)	620	18,885
ResMed, Inc. (a)	1,266	59,439
SonoSite, Inc. (a)	590	23,034
St. Jude Medical, Inc. (a)	830	26,909
STERIS Corp.	940	21,488
Varian Medical Systems, Inc. (a)	3,358	159,001
Viasys Healthcare, Inc. (a)	290	7,424
Vital Signs, Inc.	140	6,934
West Pharmaceutical Services, Inc.	367	13,315
		724,406
Health Care Providers & Services—1.9%
Aetna, Inc.	10,172	406,168
Cardinal Health, Inc.	11,500	739,795
Caremark Rx, Inc.	19,690	981,940
Centene Corp. (a)	1,000	23,530
CIGNA Corp.	7,102	699,618
Community Health Systems, Inc. (a)	1,800	66,150
Coventry Health Care, Inc. (a)	1,335	73,345
Cross Country Healthcare, Inc. (a)	880	16,007
DaVita, Inc. (a)	1,143	56,807
Genesis HealthCare Corp. (a)	400	18,948

	Shares	Value
Gentiva Health Services, Inc. (a)	920	$14,748
HealthExtras, Inc. (a)	894	27,017
Henry Schein, Inc. (a)	500	23,365
Hooper Holmes, Inc.	1,430	4,362
Humana, Inc. (a)	1,210	64,977
Kindred Healthcare, Inc. (a)	820	21,320
Laboratory Corp. of America Holdings (a)	896	55,758
Lincare Holdings, Inc. (a)	1,240	46,922
Medco Health Solutions, Inc. (a)	880	50,406
Nichii Gakkan Co.	12,400	228,854
Owens & Minor, Inc.	360	10,296
Patterson Companies, Inc. (a)	680	23,752
Pediatrix Medical Group, Inc. (a)	1,503	68,086
Psychiatric Solutions, Inc. (a)	1,240	35,538
Quest Diagnostics, Inc.	9,880	592,010
RehabCare Group, Inc. (a)	76	1,321
Res-Care, Inc. (a)	820	16,400
Rhoen-Klinikum AG	6,063	270,016
Symbion, Inc. (a)	460	9,550
United Surgical Partners International, Inc. (a)	1,420	42,699
Universal Health Services, Inc., Class B	700	35,182
VCA Antech, Inc. (a)	844	26,949
WellCare Health Plans, Inc. (a)	769	37,719
		4,789,555
Health Care Technology—0.0%
Allscripts Healthcare Solutions, Inc. (a)	1,390	24,394
IMS Health, Inc.	870	23,360
		47,754
Life Sciences Tools & Services—0.6%
Bio-Rad Laboratories, Inc., Class A (a)	210	13,637
Covance, Inc. (a)	4,600	281,612
Dionex Corp. (a)	400	21,864
Illumina, Inc. (a)	980	29,067
Invitrogen Corp. (a)	450	29,731
Millipore Corp. (a)	600	37,794
Nektar Therapeutics (a)	3,460	63,456
PAREXEL International Corp. (a)	660	19,041
Thermo Electron Corp. (a)	26,520	961,085
Varian, Inc. (a)	880	36,529
Ventana Medical Systems, Inc. (a)	370	17,457
Waters Corp. (a)	840	37,296
		1,548,569
Pharmaceuticals—3.5%
Allergan, Inc.	950	101,897
Alpharma, Inc., Class A	420	10,097
AstraZeneca PLC, ADR	22,800	1,363,896
Forest Laboratories, Inc. (a)	710	27,470
GlaxoSmithKline PLC	22,292	622,404
GlaxoSmithKline PLC, ADR	4,806	268,175
Hi-Tech Pharmacal Co., Inc. (a)	878	14,548
Johnson & Johnson	21,600	1,294,272

See Accompanying Notes to Financial Statements.

8

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Medicis Pharmaceutical Corp., Class A	1,040	$24,960
New River Pharmaceuticals, Inc. (a)	490	13,965
Novartis AG, ADR	19,681	1,061,200
Novartis AG, Registered Shares	7,804	422,100
Novo-Nordisk A/S, Class B	6,788	431,798
Pfizer, Inc.	57,911	1,359,171
Sanofi-Aventis	6,700	653,847
Sanofi-Aventis, ADR	12,300	599,010
Shire PLC, ADR	900	39,807
Takeda Pharmaceutical Co., Ltd.	6,400	399,045
Teva Pharmaceutical Industries Ltd., ADR	163	5,149
Wyeth	8,900	395,249
		9,108,060
Industrials—9.5%
Aerospace & Defense—2.1%
AAR Corp. (a)	850	18,895
Armor Holdings, Inc. (a)	622	34,104
BE Aerospace, Inc. (a)	2,127	48,623
Boeing Co.	20,400	1,670,964
Esterline Technologies Corp. (a)	520	21,627
European Aeronautic Defence and Space Co. NV	20,000	572,913
General Dynamics Corp.	7,812	511,374
Hexcel Corp. (a)	5,680	89,233
L-3 Communications Holdings, Inc.	6,000	452,520
Moog, Inc., Class A (a)	260	8,897
Precision Castparts Corp.	710	42,430
Rockwell Collins, Inc.	800	44,696
United Technologies Corp.	28,362	1,798,718
		5,314,994
Air Freight & Logistics—0.5%
C.H. Robinson Worldwide, Inc.	860	45,838
EGL, Inc. (a)	639	32,078
HUB Group, Inc., Class A (a)	1,878	46,067
United Parcel Service, Inc., Class B	12,200	1,004,426
UTI Worldwide, Inc.	1,880	47,433
		1,175,842
Airlines—0.0%
JetBlue Airways Corp. (a)	985	11,958
Republic Airways Holdings, Inc. (a)	620	10,552
Skywest, Inc.	560	13,888
Southwest Airlines Co.	2,740	44,854
UAL Corp. (a)	202	6,266
		87,518
Building Products—0.0%
Goodman Global, Inc. (a)	483	7,332
Lennox International, Inc.	350	9,268
NCI Building Systems, Inc. (a)	470	24,990
		41,590

	Shares	Value
Commercial Services & Supplies—0.8%
ABM Industries, Inc.	560	$9,576
Avery Dennison Corp.	575	33,385
Banta Corp.	250	11,583
Casella Waste Systems, Inc., Class A (a)	1,270	16,624
CBIZ, Inc. (a)	810	6,002
ChoicePoint, Inc. (a)	1,290	53,883
Cintas Corp.	640	25,446
Consolidated Graphics, Inc. (a)	520	27,071
Corporate Executive Board Co.	920	92,184
Healthcare Services Group, Inc.	656	13,743
Kenexa Corp. (a)	838	26,690
Korn/Ferry International (a)	540	10,579
Manpower, Inc.	10,700	691,220
Robert Half International, Inc.	2,590	108,780
TeleTech Holdings, Inc. (a)	1,210	15,319
United Stationers, Inc. (a)	250	12,330
Waste Connections, Inc. (a)	970	35,308
Waste Management, Inc.	24,600	882,648
		2,072,371
Construction & Engineering—0.4%
Bilfinger Berger AG	8,453	458,810
EMCOR Group, Inc. (a)	350	17,035
Fluor Corp.	300	27,879
Foster Wheeler Ltd. (a)	10,500	453,600
Jacobs Engineering Group, Inc. (a)	375	29,865
KHD Humboldt Wedag International Ltd. (a)	1,190	31,975
Quanta Services, Inc. (a)	1,300	22,529
Washington Group International, Inc. (a)	340	18,136
		1,059,829
Electrical Equipment—1.4%
ABB Ltd., ADR	44,416	575,631
Belden CDT, Inc.	464	15,335
Cooper Industries Ltd., Class A	600	55,752
Dongfang Electrical Machinery Co., Ltd., Class H	312,000	590,210
Emerson Electric Co.	11,000	921,910
Evergreen Solar, Inc. (a)	990	12,850
General Cable Corp. (a)	2,808	98,280
Genlyte Group, Inc. (a)	400	28,972
Rockwell Automation, Inc.	4,808	346,224
Roper Industries, Inc.	490	22,908
Schneider Electric SA	4,600	479,503
Vestas Wind Systems A/S (a)	17,826	485,612
Woodward Governor Co.	590	18,001
		3,651,188
Industrial Conglomerates—1.6%
3M Co.	10,000	807,700
General Electric Co.	78,796	2,597,116
McDermott International, Inc. (a)	750	34,103
Siemens AG, Registered Shares	7,520	654,305
Textron, Inc.	650	59,917
		4,153,141

See Accompanying Notes to Financial Statements.

9

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Machinery—1.5%
Actuant Corp., Class A	367	$18,332
Barnes Group, Inc.	1,388	27,691
Briggs & Stratton Corp.	190	5,911
Caterpillar, Inc.	7,000	521,360
Dover Corp.	900	44,487
Eaton Corp.	5,991	451,721
EnPro Industries, Inc. (a)	560	18,816
Harsco Corp.	800	62,368
Illinois Tool Works, Inc.	16,700	793,250
Ingersoll-Rand Co., Ltd., Class A	14,025	599,989
JLG Industries, Inc.	1,140	25,650
Joy Global, Inc.	1,645	85,688
Kadant, Inc. (a)	252	5,796
Kennametal, Inc.	800	49,800
Manitowoc Co., Inc.	570	25,365
Mitsubishi Heavy Industries, Ltd.	87,000	377,322
Nordson Corp.	340	16,721
Parker Hannifin Corp.	600	46,560
Sandvik AB	33,265	387,095
Terex Corp. (a)	900	88,830
Timken Co.	1,290	43,228
Trinity Industries, Inc.	727	29,371
Wabtec Corp.	2,598	97,165
		3,822,516
Marine—0.1%
Alexander & Baldwin, Inc.	1,000	44,270
American Commercial Lines, Inc. (a)	380	22,895
Kirby Corp. (a)	1,400	55,300
		122,465
Road & Rail—0.9%
Burlington Northern Santa Fe Corp.	10,200	808,350
Canadian Pacific Railway Ltd.	800	40,912
CSX Corp.	390	27,472
Dollar Thrifty Automotive Group (a)	180	8,113
East Japan Railway Co.	87	648,189
Landstar System, Inc.	2,231	105,370
Norfolk Southern Corp.	8,925	474,989
Old Dominion Freight Line, Inc. (a)	372	13,983
Ryder System, Inc.	240	14,023
Swift Transportation Co., Inc. (a)	230	7,305
Werner Enterprises, Inc.	1,220	24,729
		2,173,435
Trading Companies & Distributors—0.2%
H&E Equipment Services, Inc. (a)	620	18,259
Kaman Corp.	320	5,824
Mitsubishi Corp.	24,800	498,237
Watsco, Inc.	420	25,124
WESCO International, Inc. (a)	380	26,220
		573,664

	Shares	Value
Transportation Infrastructure—0.0%
Interpool, Inc.	368	$8,177
Information Technology—8.6%
Communications Equipment—1.6%
Anaren, Inc. (a)	1,020	20,900
AudioCodes Ltd. (a)	2,098	22,868
Black Box Corp.	220	8,433
Cisco Systems, Inc. (a)	69,680	1,360,850
CommScope, Inc. (a)	12,850	403,747
Comverse Technology, Inc. (a)	2,980	58,915
Corning, Inc. (a)	19,930	482,107
CSR PLC (a)	3,580	83,266
Dycom Industries, Inc. (a)	680	14,477
F5 Networks, Inc. (a)	950	50,806
Foundry Networks, Inc. (a)	941	10,031
Harris Corp.	920	38,189
Motorola, Inc.	12,800	257,920
NICE Systems Ltd., ADR (a)	1,480	41,647
Nokia Oyj	24,352	492,730
Nokia Oyj, ADR	24,900	504,474
Polycom, Inc. (a)	1,580	34,634
QUALCOMM, Inc.	7,870	315,351
Tollgrade Communications, Inc. (a)	570	5,529
		4,206,874
Computers & Peripherals—1.2%
Apple Computer, Inc. (a)	8,200	468,384
Electronics for Imaging, Inc. (a)	650	13,572
Emulex Corp. (a)	450	7,321
Hewlett-Packard Co.	59,960	1,899,533
Imation Corp.	280	11,494
International Business Machines Corp.	6,475	497,409
Mobility Electronics, Inc. (a)	37	269
Network Appliance, Inc. (a)	1,320	46,596
SanDisk Corp. (a)	1,010	51,490
Stratasys, Inc. (a)	772	22,743
		3,018,811
Electronic Equipment & Instruments—0.9%
Agilent Technologies, Inc. (a)	21,400	675,384
Agilysys, Inc.	440	7,920
Anixter International, Inc.	810	38,443
Arrow Electronics, Inc. (a)	1,600	51,520
AU Optronics Corp., ADR	24,170	344,181
Benchmark Electronics, Inc. (a)	760	18,331
Brightpoint, Inc. (a)	1,480	20,024
Coherent, Inc. (a)	300	10,119
Daktronics, Inc.	822	23,731
Global Imaging Systems, Inc. (a)	457	18,865
Hoya Corp.	7,900	282,419
Itron, Inc. (a)	831	49,245
Jabil Circuit, Inc.	1,110	28,416
Keyence Corp.	1,500	383,604
Mettler Toledo International, Inc. (a)	500	30,285

See Accompanying Notes to Financial Statements.

10

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
MTS Systems Corp.	400	$15,804
NAM TAI Electronics, Inc.	500	11,185
Rogers Corp. (a)	480	27,043
Tektronix, Inc.	1,600	47,072
Trimble Navigation Ltd. (a)	1,320	58,925
TTM Technologies, Inc. (a)	1,474	21,329
Vishay Intertechnology, Inc. (a)	1,290	20,292
		2,184,137
Internet Software & Services—0.9%
Akamai Technologies, Inc. (a)	11,900	430,661
aQuantive, Inc. (a)	1,109	28,091
Digitas, Inc. (a)	2,840	33,001
Google, Inc., Class A (a)	3,737	1,567,036
Keynote Systems, Inc. (a)	264	2,722
Yahoo!, Inc. (a)	11,080	365,640
		2,427,151
IT Services—0.3%
Acxiom Corp.	890	22,250
Affiliated Computer Services, Inc., Class A (a)	462	23,844
Alliance Data Systems Corp. (a)	1,430	84,112
Cognizant Technology Solutions Corp., Class A (a)	4,060	273,522
Euronet Worldwide, Inc. (a)	700	26,859
Fiserv, Inc. (a)	630	28,577
Global Payments, Inc.	620	30,101
Keane, Inc. (a)	1,320	16,500
Mastercard, Inc., Class A (a)	499	23,952
MAXIMUS, Inc.	240	5,556
MPS Group, Inc. (a)	3,980	59,939
Paychex, Inc.	1,390	54,182
		649,394
Semiconductors & Semiconductor Equipment—2.2%
Actel Corp. (a)	580	8,323
Advanced Energy Industries, Inc. (a)	540	7,150
Asyst Technologies, Inc. (a)	1,063	8,004
Atheros Communications, Inc. (a)	1,605	30,431
ATI Technologies, Inc. (a)	1,200	17,520
ATMI, Inc. (a)	360	8,863
Broadcom Corp., Class A (a)	1	30
Brooks Automation, Inc. (a)	437	5,157
Cymer, Inc. (a)	1,170	54,358
Exar Corp. (a)	770	10,218
Fairchild Semiconductor International, Inc. (a)	40,080	728,254
Freescale Semiconductor, Inc., Class A (a)	1,000	29,000
Intel Corp.	42,800	811,060
KLA-Tencor Corp.	1,480	61,524
Lam Research Corp. (a)	15,040	701,165
Marvell Technology Group Ltd. (a)	1,780	78,907
MEMC Electronic Materials, Inc. (a)	1,210	45,375
Micron Technology, Inc. (a)	1,660	25,000
Mindspeed Technologies, Inc. (a)	8,120	19,569
Netlogic Microsystems, Inc. (a)	510	16,447

	Shares	Value
Novellus Systems, Inc. (a)	600	$14,820
NVIDIA Corp. (a)	26,270	559,288
PMC-Sierra, Inc. (a)	1,290	12,126
Samsung Electronics Co., Ltd., GDR (b)	887	278,740
Samsung Electronics Co., Ltd., GDR, Registered Shares (b)	1,164	364,760
Silicon Laboratories, Inc. (a)	881	30,967
SiRF Technology Holdings, Inc. (a)	12,600	405,972
Standard Microsystems Corp. (a)	600	13,098
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	35,844	329,045
Tessera Technologies, Inc. (a)	930	25,575
Texas Instruments, Inc.	27,530	833,884
Varian Semiconductor Equipment Associates, Inc. (a)	355	11,576
Veeco Instruments, Inc. (a)	460	10,966
Virage Logic Corp. (a)	273	2,563
		5,559,735
Software—1.5%
Activision, Inc. (a)	1,566	17,821
Amdocs Ltd. (a)	1,310	47,946
ANSYS, Inc. (a)	670	32,039
Autodesk, Inc. (a)	19,502	672,039
Cadence Design Systems, Inc. (a)	1,600	27,440
Captaris, Inc. (a)	1,480	6,882
Citrix Systems, Inc. (a)	23,290	934,861
Electronic Arts, Inc. (a)	1,110	47,774
FactSet Research Systems, Inc.	210	9,933
Hyperion Solutions Corp. (a)	1,367	37,729
Intergraph Corp. (a)	270	8,502
Internet Security Systems (a)	730	13,761
Intuit, Inc. (a)	382	23,069
Kronos, Inc. (a)	490	17,743
Lawson Software, Inc. (a)	1,740	11,658
Macrovision Corp. (a)	942	20,272
Mercury Interactive Corp. (a)	980	34,271
Micros Systems, Inc. (a)	507	22,146
Microsoft Corp.	35,960	837,868
MSC.Software Corp. (a)	980	17,542
NAVTEQ Corp. (a)	1,600	71,488
Open Solutions, Inc. (a)	802	21,341
Progress Software Corp. (a)	764	17,885
Quality Systems, Inc.	600	22,092
SAP AG	1,303	274,518
SAP AG, ADR	10,990	577,195
Secure Computing Corp. (a)	1,620	13,932
Sybase, Inc. (a)	570	11,058
Synchronoss Technologies, Inc. (a)	831	7,213
Synopsys, Inc. (a)	700	13,139
Transaction Systems Architects, Inc. (a)	1,490	62,118
		3,933,275
Materials—3.2%
Chemicals—1.3%
Air Products & Chemicals, Inc.	9,825	628,014
Ashland, Inc.	500	33,350

See Accompanying Notes to Financial Statements.

11

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Cytec Industries, Inc.	789	$42,338
Dow Chemical Co.	17,400	679,122
Ecolab, Inc.	860	34,899
H.B. Fuller Co.	470	20,478
Linde AG	8,809	678,057
Minerals Technologies, Inc.	240	12,480
Monsanto Co.	3,380	284,562
Nalco Holding Co. (a)	1,700	29,971
Potash Corp. of Saskatchewan, Inc.	840	72,215
PPG Industries, Inc.	700	46,200
Rohm & Haas Co.	9,200	461,104
Sensient Technologies Corp.	400	8,364
Shin-Etsu Chemical Co., Ltd.	5,900	322,288
Symyx Technologies, Inc. (a)	920	22,218
Tronox, Inc., Class B	1,109	14,605
		3,390,265
Construction Materials—0.9%
Cemex SA de CV, Certificates of Participation, ADR (a)	7,860	447,776
Eagle Materials, Inc.	580	27,550
Holcim Ltd., Registered Shares	10,569	810,634
Martin Marietta Materials, Inc.	775	70,641
Vulcan Materials Co.	12,275	957,450
		2,314,051
Containers & Packaging—0.1%
AptarGroup, Inc.	240	11,906
Crown Holdings, Inc. (a)	2,900	45,153
Greif, Inc., Class A	390	29,235
Packaging Corp. of America	1,600	35,232
		121,526
Metals & Mining—0.9%
Allegheny Technologies, Inc.	4,840	335,122
AMCOL International Corp.	370	9,750
Carpenter Technology Corp.	250	28,875
Coeur d'Alene Mines Corp. (a)	2,440	11,736
Freeport-McMoRan Copper & Gold, Inc., Class B	7,050	390,640
JFE Holdings, Inc.	11,500	488,442
Metal Management, Inc.	510	15,616
Nucor Corp.	3,900	211,575
Phelps Dodge Corp.	6,700	550,472
Reliance Steel & Aluminum Co.	340	28,203
RTI International Metals, Inc. (a)	350	19,544
United States Steel Corp.	1,500	105,180
Worthington Industries, Inc.	1,220	25,559
Zinifex Ltd.	3,450	25,904
		2,246,618
Paper & Forest Products—0.0%
Glatfelter	1,030	16,346
Telecommunication Services—1.4%
Diversified Telecommunication Services—0.7%
AT&T, Inc.	24,054	670,866
North Pittsburgh Systems, Inc.	420	11,575

	Shares	Value
TALK America Holdings, Inc. (a)	929	$5,751
Time Warner Telecom, Inc., Class A (a)	26,075	387,214
Verizon Communications, Inc.	21,699	726,699
		1,802,105
Wireless Telecommunication Services—0.7%
American Tower Corp., Class A (a)	26,397	821,475
Crown Castle International Corp. (a)	2,190	75,642
Dobson Communications Corp., Class A (a)	4,536	35,063
Millicom International Cellular SA (a)	726	32,982
NII Holdings, Inc. (a)	12,160	685,581
SBA Communications Corp., Class A (a)	1,283	33,538
		1,684,281
Utilities—1.5%
Electric Utilities—1.1%
ALLETE, Inc.	240	11,364
Edison International	21,000	819,000
El Paso Electric Co. (a)	670	13,507
Entergy Corp.	10,529	744,927
Exelon Corp.	10,081	572,903
FPL Group, Inc.	1,300	53,794
Hawaiian Electric Industries, Inc.	1,000	27,910
Maine & Maritimes Corp.	130	2,028
MGE Energy, Inc.	230	7,165
Otter Tail Corp.	340	9,292
PPL Corp.	19,500	629,850
Puget Energy, Inc.	580	12,458
		2,904,198
Gas Utilities—0.0%
AGL Resources, Inc.	1,100	41,932
Cascade Natural Gas Corp.	470	9,912
Northwest Natural Gas Co.	340	12,590
Questar Corp.	290	23,342
WGL Holdings, Inc.	450	13,028
		100,804
Independent Power Producers & Energy Traders—0.1%
AES Corp. (a)	6,240	115,128
Multi-Utilities—0.3%
CH Energy Group, Inc.	400	19,200
Energy East Corp.	1,200	28,716
PG&E Corp.	13,711	538,568
Sempra Energy	1,100	50,028
Wisconsin Energy Corp.	1,400	56,420
		692,932
Total Common Stocks (cost of $139,487,200)		156,502,915

See Accompanying Notes to Financial Statements.

12

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
CORPORATE FIXED-INCOME BONDS & NOTES—11.3%
Basic Materials—0.3%
Chemicals—0.1%
Airgas, Inc. 9.125% 10/01/11	$75,000	$78,563
Chemtura Corp. 6.875% 06/01/16	15,000	14,475
EquiStar Chemicals LP 10.125% 09/01/08	60,000	63,450
10.625% 05/01/11	50,000	53,750
Nalco Co. 7.750% 11/15/11	90,000	90,000
NOVA Chemicals Corp. 6.500% 01/15/12	55,000	50,600
		350,838
Forest Products & Paper—0.1%
Boise Cascade LLC 7.125% 10/15/14	125,000	111,563
Iron/Steel—0.0%
Russel Metals, Inc. 6.375% 03/01/14	80,000	73,900
United States Steel Corp. 9.750% 05/15/10	25,000	26,625
		100,525
Metals & Mining—0.1%
Alcan, Inc. 4.500% 05/15/13	325,000	296,895
Communications—1.5%
Media—0.6%
Comcast Cable Communications, Inc. 7.125% 06/15/13	9,000	9,402
CSC Holdings, Inc. 7.625% 04/01/11	60,000	60,000
Dex Media West LLC 9.875% 08/15/13	55,000	59,606
DirecTV Holdings LLC 6.375% 06/15/15	45,000	41,513
8.375% 03/15/13	90,000	94,275
EchoStar DBS Corp. 6.625% 10/01/14	175,000	164,062
Emmis Operating Co. 6.875% 05/15/12	80,000	79,000
Jones Intercable, Inc. 7.625% 04/15/08	350,000	359,835
Lamar Media Corp. 7.250% 01/01/13	115,000	113,275
LIN Television Corp. 6.500% 05/15/13	110,000	100,375
R.H. Donnelley Finance Corp. 10.875% 12/15/12 (b)	130,000	143,162
Rogers Cable, Inc. 6.250% 06/15/13	120,000	112,800

	Par	Value
TCI Communications, Inc. 9.875% 06/15/22	$5,000	$6,229
Time Warner, Inc. 6.625% 05/15/29	300,000	284,961
9.125% 01/15/13	11,000	12,567
		1,641,062
Telecommunication Services—0.9%
American Towers, Inc. 7.250% 12/01/11	25,000	25,469
AT&T, Inc. 5.100% 09/15/14	40,000	37,183
BellSouth Corp. 5.000% 10/15/06	12,000	11,979
6.000% 10/15/11	2,000	1,996
British Telecommunications PLC 8.375% 12/15/10	4,000	4,389
Cincinnati Bell, Inc. 7.000% 02/15/15	35,000	32,988
Cingular Wireless Services, Inc. 8.125% 05/01/12	3,000	3,303
Citizens Communications Co. 9.000% 08/15/31	55,000	55,550
Embarq Corp. 7.082% 06/01/16	15,000	14,907
7.995% 06/01/36	15,000	15,057
France Telecom SA 7.750% 03/01/11	1,000	1,076
Intelsat Bermuda Ltd. 9.250% 06/15/16 (b)	25,000	25,906
Lucent Technologies, Inc. 6.450% 03/15/29	40,000	34,000
New Cingular Wireless Services, Inc. 8.750% 03/01/31	153,000	187,150
Nextel Communications, Inc. 7.375% 08/01/15	80,000	81,508
Qwest Corp. 8.875% 03/15/12	205,000	217,813
Rogers Wireless, Inc. 7.500% 03/15/15	70,000	70,875
8.000% 12/15/12	95,000	97,613
Sprint Capital Corp. 6.125% 11/15/08	3,000	3,023
6.875% 11/15/28	200,000	200,332
8.750% 03/15/32	13,000	15,730
Telefonica Emisones SAU 5.984% 06/20/11	300,000	299,353
Telefonos de Mexico SA de CV 4.500% 11/19/08	16,000	15,360
Verizon Global Funding Corp. 7.750% 12/01/30	478,000	511,452
Verizon New England, Inc. 6.500% 09/15/11	20,000	20,016
Verizon Pennsylvania, Inc. Series A, 5.650% 11/15/11	19,000	18,415

See Accompanying Notes to Financial Statements.

13

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Vodafone Group PLC 7.750% 02/15/10	$150,000	$158,469
Windstream Corp. 8.625% 08/01/16 (b)	20,000	20,400
		2,181,312
Consumer Cyclical—1.4%
Airlines—0.1%
United Airlines, Inc. 9.200% 03/22/08 (c)	507,021	243,370
Apparel—0.0%
Phillips-Van Heusen Corp. 7.250% 02/15/11	75,000	73,875
Auto Manufacturers—0.1%
DaimlerChrysler NA Holding Corp. 4.050% 06/04/08	20,000	19,310
8.500% 01/18/31	150,000	169,480
		188,790
Auto Parts & Equipment—0.0%
Accuride Corp. 8.500% 02/01/15	25,000	24,125
TRW Automotive, Inc. 9.375% 02/15/13	65,000	69,063
		93,188
Entertainment—0.2%
Cinemark USA, Inc. 9.000% 02/01/13	110,000	115,500
Speedway Motorsports, Inc. 6.750% 06/01/13	110,000	106,700
Steinway Musical Instruments, Inc. 7.000% 03/01/14 (b)	75,000	72,000
Warner Music Group 7.375% 04/15/14	100,000	96,750
		390,950
Home Builders—0.2%
Beazer Homes USA, Inc. 6.875% 07/15/15	65,000	59,475
D.R. Horton, Inc. 5.625% 09/15/14	290,000	265,450
K. Hovnanian Enterprises, Inc. 6.000% 01/15/10	40,000	37,400
6.375% 12/15/14	20,000	17,550
6.500% 01/15/14	50,000	44,625
KB Home 8.625% 12/15/08	100,000	102,500
Toll Brothers, Inc. 4.950% 03/15/14	11,000	9,569
		536,569
Home Furnishings—0.0%
Sealy Mattress Co. 8.250% 06/15/14	65,000	65,000
Housewares—0.0%
Newell Rubbermaid, Inc. 4.000% 05/01/10	35,000	32,714

	Par	Value
Leisure Time—0.1%
Leslie's Poolmart 7.750% 02/01/13	$45,000	$43,763
Royal Caribbean Cruises Ltd. 6.875% 12/01/13	50,000	48,937
8.750% 02/02/11	130,000	139,587
		232,287
Lodging—0.4%
Caesars Entertainment, Inc. 7.875% 03/15/10	20,000	20,675
9.375% 02/15/07	25,000	25,438
CCM Merger, Inc. 8.000% 08/01/13 (b)	65,000	61,262
Chukchansi Economic Development Authority 8.000% 11/15/13 (b)	50,000	50,375
Harrah's Operating Co., Inc. 5.625% 06/01/15	225,000	207,564
Hilton Hotels Corp. 7.500% 12/15/17	40,000	40,802
Kerzner International Ltd. 6.750% 10/01/15	40,000	41,600
MGM Mirage 6.000% 10/01/09 85,000 82,662 8.500% 09/15/10	90,000	94,275
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/12	110,000	114,400
Station Casinos, Inc. 6.875% 03/01/16	25,000	23,438
Wynn Las Vegas LLC 6.625% 12/01/14	115,000	109,394
		871,885
Retail—0.3%
AmeriGas Partners LP 7.125% 05/20/16	25,000	23,375
AutoNation, Inc. 7.000% 04/15/14 (b)	15,000	14,850
7.045% 04/15/13 (b)(d)	10,000	10,100
Couche-Tard US LP 7.500% 12/15/13	105,000	104,475
Domino's, Inc. 8.250% 07/01/11	75,000	77,812
Group 1 Automotive, Inc. 8.250% 08/15/13	55,000	55,687
Target Corp. 3.375% 03/01/08	3,000	2,897
5.375% 06/15/09	9,000	8,964
5.875% 03/01/12	10,000	10,103
Wal-Mart Stores, Inc. 4.000% 01/15/10	450,000	427,192
		735,455

See Accompanying Notes to Financial Statements.

14

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Consumer Non-Cyclical—1.6%
Agriculture—0.0%
Reynolds American, Inc. 7.625% 06/01/16 (b)	$30,000	$29,287
Beverages—0.3%
Coca-Cola Enterprises, Inc. 5.750% 11/01/08	35,000	35,023
Constellation Brands, Inc. 8.125% 01/15/12	75,000	77,437
Cott Beverages, Inc. 8.000% 12/15/11	145,000	144,637
Diageo Capital PLC 3.375% 03/20/08	410,000	394,847
		651,944
Commercial Services—0.2%
Avis Budget Car Rental LLC 7.625% 05/15/14 (b)	50,000	48,250
Corrections Corp. of America 6.250% 03/15/13	30,000	28,387
7.500% 05/01/11	155,000	156,550
Iron Mountain, Inc. 7.750% 01/15/15	10,000	9,600
8.625% 04/01/13	100,000	100,500
Quebecor World Capital Corp. 8.750% 03/15/16 (b)	35,000	31,835
Service Corp. International 6.750% 04/01/16	10,000	9,238
Stewart Enterprises, Inc. 6.250% 02/15/13	55,000	50,050
United Rentals North America, Inc. 7.750% 11/15/13	60,000	57,000
		491,410
Cosmetics/Personal Care—0.0%
Procter & Gamble Co. 4.750% 06/15/07	104,000	102,922
Food—0.2%
Dean Foods Co. 7.000% 06/01/16	70,000	67,900
Del Monte Corp. 6.750% 02/15/15	90,000	83,475
Kroger Co. 6.200% 06/15/12	325,000	323,011
Safeway, Inc. 4.950% 08/16/10	30,000	28,798
		503,184
Healthcare Products—0.1%
Baxter FinCo BV 4.750% 10/15/10	275,000	262,839
Healthcare Services—0.6%
Community Health Systems 6.500% 12/15/12	25,000	23,625
Coventry Health Care, Inc. 5.875% 01/15/12	115,000	110,093

	Par	Value
Extendicare Health Services, Inc. 6.875% 05/01/14	$50,000	$52,250
9.500% 07/01/10	15,000	15,675
Fisher Scientific International, Inc. 6.750% 08/15/14	145,000	144,819
HCA, Inc. 6.950% 05/01/12	125,000	122,140
Select Medical Corp. 7.625% 02/01/15 (b)	20,000	17,300
Triad Hospitals, Inc. 7.000% 05/15/12	125,000	124,375
7.000% 11/15/13	45,000	43,650
UnitedHealth Group, Inc. 3.375% 08/15/07	435,000	424,015
WellPoint, Inc. 6.375% 01/15/12	8,000	8,134
6.800% 08/01/12	375,000	390,939
		1,477,015
Household Products/Wares—0.1%
American Greetings Corp. 7.375% 06/01/16	45,000	45,000
Fortune Brands, Inc. 5.375% 01/15/16	290,000	267,705
Scotts Co. 6.625% 11/15/13	50,000	48,250
		360,955
Pharmaceuticals—0.1%
AmerisourceBergen Corp. 5.625% 09/15/12 (b)	60,000	57,829
Mylan Laboratories, Inc. 6.375% 08/15/15	45,000	42,919
Omnicare, Inc. 6.750% 12/15/13	40,000	38,100
		138,848
Energy—0.8%
Coal—0.1%
Arch Western Finance LLC 6.750% 07/01/13	140,000	134,050
Massey Energy Co. 6.875% 12/15/13	50,000	46,375
Peabody Energy Corp. 6.875% 03/15/13	140,000	137,550
		317,975
Oil & Gas—0.3%
Chesapeake Energy Corp. 6.375% 06/15/15	135,000	125,550
Compton Petroleum Corp. 7.625% 12/01/13	40,000	37,700
Marathon Oil Corp. 6.800% 03/15/32	250,000	258,977
Pogo Producing Co. 6.625% 03/15/15	85,000	77,775
Pride International, Inc. 7.375% 07/15/14	85,000	85,425

See Accompanying Notes to Financial Statements.

15

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Tesoro Corp. 6.625% 11/01/15 (b)	$35,000	$33,162
Valero Energy Corp. 6.875% 04/15/12	240,000	248,810
XTO Energy, Inc. 7.500% 04/15/12	22,000	23,337
		890,736
Oil & Gas Services—0.1%
Hornbeck Offshore Services, Inc. 6.125% 12/01/14	85,000	78,838
Universal Compression, Inc. 7.250% 05/15/10	100,000	99,250
		178,088
Pipelines—0.3%
Atlas Pipeline Partners LP 8.125% 12/15/15 (b)	40,000	40,250
Colorado Interstate Gas Co. 6.800% 11/15/15	50,000	48,125
MarkWest Energy Partners LP 6.875% 11/01/14	75,000	69,000
TEPPCO Partners LP 7.625% 02/15/12	10,000	10,550
TransCanada Corp. 5.850% 03/15/36	410,000	382,754
Williams Companies, Inc. 6.375% 10/01/10 (b)	5,000	4,888
8.125% 03/15/12	155,000	161,200
		716,767
Financials—3.5%
Banks—0.8%
HSBC Capital Funding LP 9.547% 12/31/49 (b)(d)	550,000	618,392
Marshall & Ilsley Corp. 4.375% 08/01/09	40,000	38,576
Mellon Funding Corp. 4.875% 06/15/07	4,000	3,969
National City Bank 4.625% 05/01/13	19,000	17,626
U.S. Bank NA 2.850% 11/15/06	14,000	13,848
6.375% 08/01/11	19,000	19,537
Wachovia Corp. 4.875% 02/15/14	600,000	559,266
Wells Fargo & Co. 5.125% 09/01/12	750,000	722,345
		1,993,559
Diversified Financial Services—2.3%
American Express Co. 3.750% 11/20/07	3,000	2,927
4.750% 06/17/09	13,000	12,712
5.500% 09/12/06	18,000	17,996
American Express Credit Corp. 3.000% 05/16/08	375,000	357,434

	Par	Value
Capital One Bank 4.875% 05/15/08	$190,000	$187,143
Capital One Financial Corp. 5.500% 06/01/15	15,000	14,241
Caterpillar Financial Services Corp. 2.350% 09/15/06	9,000	8,945
3.625% 11/15/07	250,000	243,375
CIT Group, Inc. 7.375% 04/02/07	7,000	7,084
Citicorp 8.040% 12/15/19 (b)	1,075,000	1,213,706
Citigroup Global Markets Holdings, Inc. 6.500% 02/15/08	7,000	7,093
Citigroup, Inc. 5.000% 09/15/14	37,000	34,565
Countrywide Home Loans, Inc. 4.125% 09/15/09	280,000	265,995
5.500% 08/01/06	36,000	35,996
Credit Suisse First Boston USA, Inc. 4.875% 08/15/10	375,000	363,181
E*Trade Financial Corp. 7.375% 09/15/13	55,000	55,000
8.000% 06/15/11	20,000	20,450
General Electric Capital Corp. 5.000% 01/08/16	735,000	690,525
6.750% 03/15/32	34,000	36,387
Goldman Sachs Group, Inc. 6.345% 02/15/34	360,000	336,745
HSBC Finance Corp. 5.000% 06/30/15	50,000	46,146
JPMorgan Chase Capital XV 5.875% 03/15/35	475,000	419,852
LaBranche & Co., Inc. 11.000% 05/15/12	5,000	5,475
Lehman Brothers Holdings, Inc. 5.000% 01/14/11	50,000	48,436
MassMutual Global Funding II 2.550% 07/15/08 (b)	6,000	5,645
Merrill Lynch & Co., Inc. 4.125% 01/15/09	375,000	361,408
6.000% 02/17/09	12,000	12,107
Morgan Stanley 4.750% 04/01/14	40,000	36,755
6.750% 04/15/11	360,000	374,297
Principal Life Global Funding 6.250% 02/15/12 (b)	17,000	17,349
SLM Corp. 5.375% 05/15/14	525,000	501,837
		5,740,807
Insurance—0.2%
American International Group, Inc. 2.875% 05/15/08	575,000	546,563
Genworth Financial, Inc. 4.750% 06/15/09	35,000	34,153

See Accompanying Notes to Financial Statements.

16

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Prudential Financial, Inc. 4.500% 07/15/13	$2,000	$1,830
		582,546
Real Estate—0.0%
ERP Operating LP 5.200% 04/01/13	1,000	957
Real Estate Investment Trusts—0.2%
Health Care Property Investors, Inc. 6.450% 06/25/12	384,000	388,640
Host Marriott LP 6.375% 03/15/15	60,000	56,100
Rouse Co. LP 6.750% 05/01/13 (b)	60,000	58,760
Simon Property Group LP 5.750% 12/01/15	25,000	24,243
		527,743
Savings & Loans—0.0%
Washington Mutual, Inc. 4.625% 04/01/14	21,000	18,872
5.625% 01/15/07	20,000	19,995
		38,867
Industrials—1.1%
Aerospace & Defense—0.3%
DRS Technologies, Inc. 6.625% 02/01/16	75,000	71,438
L-3 Communications Corp. 6.375% 10/15/15	140,000	133,350
Lockheed Martin Corp. 8.500% 12/01/29	20,000	25,117
Raytheon Co. 5.375% 04/01/13	5,000	4,842
8.300% 03/01/10	325,000	351,317
Sequa Corp. 9.000% 08/01/09	70,000	73,675
United Technologies Corp. 7.125% 11/15/10	25,000	26,322
		686,061
Electronics—0.0%
Flextronics International Ltd. 6.250% 11/15/14	50,000	46,812
Environmental Control—0.2%
Allied Waste North America, Inc. 7.125% 05/15/16 (b)	50,000	47,250
7.875% 04/15/13	60,000	60,300
Waste Management, Inc. 7.375% 08/01/10	360,000	379,285
		486,835
Machinery—0.2%
John Deere Capital Corp. 4.625% 04/15/09	385,000	374,448
Machinery-Diversified—0.1%
Manitowoc Co., Inc. 7.125% 11/01/13	85,000	82,875

	Par	Value
Westinghouse Air Brake Technologies Corp. 6.875% 07/31/13	$115,000	$112,125
		195,000
Miscellaneous Manufacturing—0.0%
Bombardier, Inc. 6.300% 05/01/14 (b)	45,000	39,319
Trinity Industries, Inc. 6.500% 03/15/14	50,000	48,812
		88,131
Packaging & Containers—0.1%
Crown Americas LLC & Crown Americas Capital Corp. 7.750% 11/15/15 (b)	45,000	44,100
Owens-Illinois, Inc. 7.500% 05/15/10	160,000	156,000
Silgan Holdings, Inc. 6.750% 11/15/13	140,000	135,450
		335,550
Transportation—0.2%
CSX Corp. 6.750% 03/15/11	35,000	36,252
FedEx Corp. 7.530% 09/23/06	26,836	26,902
Overseas Shipholding Group 8.250% 03/15/13	115,000	119,025
Stena AB 7.500% 11/01/13	85,000	82,556
Teekay Shipping Corp. 8.875% 07/15/11	265,000	277,588
Union Pacific Corp. 3.875% 02/15/09	25,000	23,876
		566,199
Technology—0.1%
Computers—0.1%
International Business Machines Corp. 6.220% 08/01/27	340,000	338,032
Office/Business Equipment—0.0%
Xerox Corp. 6.400% 03/15/16	10,000	9,438
7.125% 06/15/10	30,000	30,337
		39,775
Utilities—1.0%
Electric—0.9%
AES Corp. 7.750% 03/01/14	150,000	150,750
American Electric Power Co., Inc. 5.250% 06/01/15	330,000	309,668
CenterPoint Energy Houston Electric LLC 5.750% 01/15/14	375,000	366,759

See Accompanying Notes to Financial Statements.

17

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
CMS Energy Corp. 6.875% 12/15/15	$20,000	$18,900
8.500% 04/15/11	15,000	15,638
Consolidated Edison Co. of New York 4.700% 06/15/09	7,000	6,843
Edison Mission Energy 7.730% 06/15/09	20,000	20,200
Energy East Corp. 6.750% 06/15/12	1,000	1,029
Exelon Generation Co. LLC 5.350% 01/15/14	7,000	6,683
6.950% 06/15/11	300,000	312,094
MidAmerican Energy Holdings Co. 6.125% 04/01/36 (b)	325,000	303,386
Mirant North America LLC 7.375% 12/31/13 (b)	45,000	43,650
MSW Energy Holdings II LLC 7.375% 09/01/10	25,000	25,094
Nevada Power Co. 5.875% 01/15/15	55,000	51,660
6.500% 04/15/12	30,000	29,651
NiSource Finance Corp. 5.400% 07/15/14	9,000	8,502
NorthWestern Corp. 5.875% 11/01/14	10,000	9,800
NRG Energy, Inc. 7.250% 02/01/14	20,000	19,525
7.375% 02/01/16	50,000	48,813
NY State Electric & Gas Corp. 5.750% 05/01/23	1,000	948
Public Service Electric & Gas Co. 4.000% 11/01/08	5,000	4,815
Scottish Power PLC 5.375% 03/15/15	385,000	365,143
TECO Energy, Inc. 6.750% 05/01/15	65,000	63,700
7.000% 05/01/12	45,000	44,775
Virginia Electric & Power Co. 5.375% 02/01/07	182,000	181,508
		2,409,534
Gas—0.1%
Sempra Energy 4.750% 05/15/09	225,000	218,650
Total Corporate Fixed-Income Bonds & Notes (cost of $30,260,540)		28,937,754
MORTGAGE-BACKED SECURITIES—8.8%
Federal Home Loan Mortgage Corp. 5.000% 07/01/20	210,560	202,724
5.000% 08/01/20	3,992,834	3,844,242
5.000% 09/01/20	465,495	448,172
5.500% 12/01/20	38,019	37,302
5.500% 01/01/21	312,457	306,570
5.500% 12/01/32	73,487	70,882

	Par	Value
5.500% 08/01/35	$142,329	$136,795
5.500% 10/01/35	376,534	361,893
5.500% 11/01/35	964,463	926,961
6.500% 12/01/10	25,242	25,499
6.500% 05/01/11	43,519	44,072
6.500% 06/01/11	290,189	293,878
6.500% 03/01/26	102,804	103,889
6.500% 06/01/26	113,274	114,469
6.500% 03/01/27	27,363	27,652
6.500% 09/01/28	131,951	133,380
6.500% 06/01/31	335,217	338,482
6.500% 07/01/31	33,409	33,743
6.500% 11/01/32	24,538	24,769
7.000% 04/01/29	10,459	10,722
7.000% 08/01/31	16,170	16,574
7.500% 07/01/15	2,202	2,293
7.500% 01/01/30	18,649	19,305
8.000% 09/01/15	12,208	12,878
12.000% 07/01/20	72,789	78,560
TBA, 5.500% 07/01/21 (e)	292,000	286,342
Federal National Mortgage Association 5.000% 01/01/18	398,558	384,729
5.000% 06/01/18	2,858,942	2,759,610
5.000% 11/01/18	372,632	359,685
5.000% 10/01/20	556,222	535,864
5.500% 06/01/35	163,300	156,959
5.500% 09/01/35	782,873	752,476
5.500% 10/01/35	927,120	891,122
5.500% 11/01/35	1,376,229	1,322,793
5.500% 12/01/35	2,037,689	1,958,570
5.500% 04/01/36	158,521	152,266
5.500% 05/01/36	2,849,999	2,737,543
6.000% 07/01/31	42,257	41,772
6.000% 07/01/35	707,928	697,327
6.000% 02/01/36	194,749	191,712
6.000% 04/01/36	39,872	39,251
6.120% 10/01/08	225,412	225,337
6.500% 12/01/31	2,774	2,799
6.500% 05/01/33	5,875	5,929
6.500% 08/01/34	358,620	360,722
7.000% 07/01/31	30,277	31,022
7.000% 07/01/32	16,509	16,913
7.000% 12/01/32	210,408	215,553
7.500% 09/01/15	15,946	16,592
7.500% 02/01/30	10,495	10,873
7.500% 08/01/31	41,672	43,103
8.000% 04/01/30	2,731	2,883
8.000% 05/01/30	12,088	12,757
TBA, 6.000% 07/01/21 (e)	49,000	49,168
Government National Mortgage Association 4.750% 07/20/25 (d)	27,025	27,073
6.000% 03/15/29	3,393	3,376

See Accompanying Notes to Financial Statements.

18

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
6.500% 05/15/13	$43,110	$43,851
6.500% 05/15/24	28,160	28,560
6.500% 04/15/29	32,927	33,430
6.500% 05/15/29	19,306	19,601
7.000% 11/15/13	4,872	5,022
7.000% 06/15/31	5,711	5,893
7.000% 06/15/32	1,456	1,502
7.500% 09/15/29	14,510	15,176
8.000% 03/15/26	274,339	291,365
9.000% 12/15/17	4,172	4,459
Total Mortgage-Backed Securities (cost of $22,919,202)		22,356,686
GOVERNMENT & AGENCY OBLIGATIONS—6.0%
Foreign Government Obligations—0.4%
Province of Ontario 3.500% 09/17/07	35,000	34,259
Province of Quebec 5.000% 07/17/09	500,000	492,106
Republic of Italy 2.750% 12/15/06	11,000	10,887
United Mexican States 7.500% 04/08/33	398,000	418,696
		955,948
U.S. Government Agencies—1.8%
Federal Home Loan Mortgage Corp. 6.625% 09/15/09	1,354,000	1,400,293
6.750% 03/15/31	20,000	22,950
Federal National Mortgage Association 5.250% 08/01/12	3,125,000	3,053,322
		4,476,565
U.S. Government Obligations—3.8%
U.S. Treasury Bonds 6.250% 08/15/23	2,485,000	2,740,684
7.250% 05/15/16	2,470,000	2,859,991
U.S. Treasury Inflation Indexed Notes 3.875% 01/15/09	1,302,009	1,348,596
U.S. Treasury Notes 3.875% 02/15/13	3,005,000	2,797,231
		9,746,502
Total Government & Agency Obligations (cost of $15,608,714)		15,179,015
COLLATERALIZED MORTGAGE OBLIGATIONS—3.9%
Agency—3.3%
Federal Home Loan Mortgage Corp. 4.000% 09/15/15	160,000	153,150
4.500% 03/15/18	1,500,000	1,434,647
4.500% 03/15/21	180,000	170,929

	Par	Value
4.500% 08/15/28	$597,000	$565,519
5.000% 12/15/15	504,676	500,715
5.500% 10/15/25	1,139,957	1,133,088
6.000% 02/15/28	840,000	843,602
Federal National Mortgage Association 5.000% 07/25/15	1,500,000	1,478,757
5.000% 12/25/15	615,000	604,289
6.000% 04/25/32	1,460,000	1,454,421
		8,339,117
Non-Agency—0.6%
American Mortgage Trust 8.445% 09/27/22	14,617	8,765
Countrywide Alternative Loan Trust 5.250% 03/25/35	86,309	83,479
5.250% 08/25/35	549,961	540,892
5.500% 10/25/35	800,685	789,519
Rural Housing Trust 6.330% 04/01/26	4,844	4,801
Washington Mutual Mortgage Securities Corp. 5.500% 10/25/35	180,000	177,086
Wells Fargo Alternative Loan Trust 5.500% 02/25/35	81,696	80,009
		1,684,551
Total Collateralized Mortgage Obligations (cost of $10,323,419)		10,023,668
COMMERCIAL MORTGAGE-BACKED SECURITIES—2.0%
Bear Stearns Commercial Mortgage Securities 4.680% 08/13/39	32,000	29,765
5.449% 12/11/40	170,000	163,114
First Union Chase Commercial Mortgage 6.645% 06/15/31	703,097	713,067
LB-UBS Commercial Mortgage Trust 5.084% 02/15/31	120,000	116,709
6.510% 12/15/26	3,750,000	3,840,525
Merrill Lynch Mortgage Trust 5.417% 11/12/37	100,000	95,168
Morgan Stanley Capital I 4.970% 12/15/41	73,000	68,811
PNC Mortgage Acceptance Corp. 5.910% 03/12/34	26,731	26,664
Total Commercial Mortgage-Backed Securities (cost of $5,129,506)		5,053,823

See Accompanying Notes to Financial Statements.

19

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES—0.6%
AmeriCredit Automobile Receivables Trust 2.070% 08/06/08	$17,233	$17,171
BMW Vehicle Owner Trust 3.320% 02/25/09	65,000	63,735
Consumer Funding LLC 5.430% 04/20/15	510,000	501,783
Ford Credit Auto Owner Trust 2.700% 06/15/07	5,017	5,011
3.540% 11/15/08	155,000	151,390
Green Tree Financial Corp. 6.870% 01/15/29	128,335	130,342
Honda Auto Receivables Owner Trust 3.060% 10/21/09	80,000	78,111
Household Automotive Trust 2.310% 04/17/08	4,146	4,143
Long Beach Mortgage Loan Trust 5.403% 04/25/35 (d)	1,997	1,996
Nissan Auto Receivables Owner Trust 2.700% 12/17/07	15,361	15,280
Origen Manufactured Housing 3.380% 08/15/17	451,143	440,750
Providian Gateway Master Trust 3.350% 09/15/11 (b)	200,000	194,861
Volkswagen Auto Loan Enhanced Trust 2.270% 10/22/07	9,952	9,930
Total Asset-Backed Securities (cost of $1,665,095)		1,614,503
	Shares
CONVERTIBLE PREFERRED STOCKS—0.1%
Financials—0.1%
Insurance—0.1%
XL Capital Ltd.	10,532	250,030
Total Convertible Preferred Stocks (cost of $265,100)		250,030
	Units
RIGHTS—0.0%
Financials—0.0%
Commercial Banks—0.0%
National Bank of Greece SA (a)	12,045	38,053
Insurance—0.0%
AXA SA (a)	8,155	6,884
Materials—0.0%
Chemicals—0.0%
Linde AG (a)	8,809	34,027
Total Rights (cost of $—)		78,964

	Shares	Value
PREFERRED STOCKS—0.0%
Consumer Discretionary—0.0%
Automobiles—0.0%
Rolls Royce Group	2,987,729	$5,663
Materials—0.0%
Paper & Forest Products—0.0%
Mercer International, Inc. (a)	1,310	11,371
Total Preferred Stocks (cost of $13,738)		17,034
	Par
SHORT-TERM OBLIGATIONS—6.5%
Repurchase Agreement—6.4%
Repurchase agreement with State Street Bank & Trust Co. dated 06/30/06, due 07/03/06 at 4.400%, collateralized by U.S. Government Obligations with various maturities to 02/15/20, market value of $16,482,605 (repurchase proceeds $16,145,918)	$16,140,000	16,140,000
U.S. Government Obligations—0.1%
U.S. Treasury Bill 4.785% 09/14/06 (f)	300,000	297,009
Total Short-Term Obligations (cost of $16,437,009)		16,437,009
Total Investments—100.5% (cost of $242,109,523) (g)		256,451,401
Other Assets & Liabilities, Net—(0.5)%		(1,252,781)
Net Assets—100.0%		$255,198,620

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, amounted to $3,890,774, which represents 1.5% of net assets.

(c)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2006, the value of this security amounted to $243,370, which represents 0.1% of net assets.

(d)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(e)  Security purchased on a delayed delivery basis.

(f)  Security pledged as collateral for open futures contracts.

(g)  Cost for federal income tax purposes is $242,314,381.

See Accompanying Notes to Financial Statements.

20

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

As of June 30, 2006, the Fund held the following open long futures contracts:

Type	Contracts	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
S&P 500 Index	4	$1,279,400	$1,262,844	Sept-06	$16,556

At June 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Common Stocks	61.3%
Corporate Fixed-Income Bonds and Notes	11.3
Mortgage-Backed Securities	8.8
Government & Agency Obligations	6.0
Collateralized Mortgage Obligations	3.9
Commercial Mortgage-Backed Securities	2.0
Asset-Backed Securities	0.6
Convertible Preferred Stocks	0.1
Rights	0.0 *
Preferred Stocks	0.0 *
Short-Term Obligations	6.5
Other Assets & Liabilities, Net	(0.5)
100.0%

* Rounds to less than 0.1%.

Acronym	Name
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

TBA	To Be Announced

See Accompanying Notes to Financial Statements.

21

Statement of Assets and Liabilities

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Investments, at cost	$242,109,523
Investments, at value	$256,451,401
Cash	33,632
Foreign currency (cost of $102,406)	102,833
Receivable for:
Investments sold	1,583,336
Fund shares sold	16,676
Interest	876,610
Dividends	174,174
Foreign tax reclaims	27,950
Expense reimbursement due from Investment Advisor	6,194
Deferred Trustees' compensation plan	20,010
Total Assets	259,292,816
Liabilities:
Payable for:
Investments purchased	2,782,416
Investments purchased on a delayed delivery basis	337,473
Fund shares repurchased	592,179
Futures variation margin	3,405
Investment advisory fee	93,991
Administration fee	31,330
Transfer agent fee	54
Pricing and bookkeeping fees	15,350
Trustees' fees	567
Custody fee	35,577
Reports to shareholders	41,670
Distribution fee—Class B	12,774
Chief compliance officer expenses	1,263
Deferred Trustees' fees	20,010
Other liabilities	126,137
Total Liabilities	4,094,196
Net Assets	$255,198,620
Composition of Net Assets:
Paid-in capital	$205,665,792
Undistributed net investment income	8,636,168
Accumulated net realized gain	26,536,891
Net unrealized appreciation on:
Investments	14,341,878
Foreign currency translations	1,335
Futures contracts	16,556
Net Assets	$255,198,620
Class A:
Net assets	$194,912,971
Shares outstanding	12,332,484
Net asset value per share	$15.80
Class B:
Net assets	$60,285,649
Shares outstanding	3,831,999
Net asset value per share	$15.73

See Accompanying Notes to Financial Statements.

22

Statement of Operations

Columbia Asset Allocation Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Dividends	$1,419,936
Interest	2,544,531
Total Investment Income (net of foreign taxes withheld of $67,468)	3,964,467
Expenses:
Investment advisory fee	569,357
Administration fee	189,786
Distribution fee—Class B	78,360
Transfer agent fee	166
Pricing and bookkeeping fees	80,830
Trustees' fees	11,223
Custody fee	90,900
Chief compliance officer expenses (See Note 4)	2,647
Non-recurring costs (See Note 7)	898
Other expenses	52,056
Total Expenses	1,076,223
Fees and expenses waived or reimbursed by Investment Advisor	(48,042)
Fees reimbursed by Distributor—Class B	(31,335)
Non-recurring costs assumed by Investment Advisor (See Note 7)	(898)
Net Expenses	995,948
Net Investment Income	2,968,519
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Futures Contracts:
Net realized gain (loss) on:
Investments	14,558,015
Foreign currency transactions	50,408
Futures contracts	(104,259)
Net realized gain	14,504,164
Net change in unrealized appreciation (depreciation) on:
Investments	(11,462,605)
Foreign currency translations	2,281
Futures contracts	58,652
Net change in unrealized appreciation (depreciation)	(11,401,672)
Net Gain	3,102,492
Net Increase in Net Assets from Operations	$6,071,011

See Accompanying Notes to Financial Statements.

23

Statement of Changes in Net Assets

Columbia Asset Allocation Fund, Variable Series / June 30, 2006

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$2,968,519	$5,903,749
Net realized gain on investments, foreign currency transactions and futures contracts	14,504,164	24,407,806
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and futures contracts	(11,401,672)	(14,232,576)
Net Increase from Operations	6,071,011	16,078,979
Distributions Declared to Shareholders:
From net investment income:
Class A	—	(5,242,940)
Class B	—	(1,594,792)
Total Distributions Declared to Shareholders	—	(6,837,732)
Share Transactions:
Class A:
Subscriptions	1,726,278	3,196,054
Proceeds received in connection with merger	20,367,574	—
Distributions reinvested	—	5,242,941
Redemptions	(19,610,968)	(43,445,440)
Net Increase (Decrease)	2,482,884	(35,006,445)
Class B:
Subscriptions	1,308,307	1,659,248
Distributions reinvested	—	1,594,792
Redemptions	(6,486,642)	(9,956,277)
Net Decrease	(5,178,335)	(6,702,237)
Net Decrease from Share Transactions	(2,695,451)	(41,708,682)
Total Increase (Decrease) in Net Assets	3,375,560	(32,467,435)
Net Assets:
Beginning of period	251,823,060	284,290,495
End of period	$255,198,620	$251,823,060
Undistributed net investment income at end of period	$8,636,168	$5,667,649
Changes in Shares:
Class A:
Subscriptions	109,134	218,431
Issued in connection with merger	1,253,174	—
Issued for distributions reinvested	—	361,832
Redemptions	(1,233,135)	(2,949,930)
Net Increase (Decrease)	129,173	(2,369,667)
Class B:
Subscriptions	81,431	113,441
Issued for distributions reinvested	—	110,366
Redemptions	(409,719)	(677,280)
Net Decrease	(328,288)	(453,473)

See Accompanying Notes to Financial Statements.

24

Financial Highlights

Columbia Asset Allocation Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2006 (a)		2005		2004		2003		2002	2001
Net Asset Value, Beginning of Period	$15.40		$14.83		$13.80		$11.87		$13.86	$16.35
Income from Investment Operations:
Net investment income (b)	0.19		0.33		0.31		0.30		0.36	0.39	(c)
Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	0.21		0.61		1.04		2.02		(1.94)	(1.86	)(c)
Total from Investment Operations	0.40		0.94		1.35		2.32		(1.58)	(1.47)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.37)		(0.32)		(0.39)		(0.41)	(0.45)
From net realized gains	—		—		—		—		—	(0.57)
Total Distributions Declared to Shareholders	—		(0.37)		(0.32)		(0.39)		(0.41)	(1.02)
Net Asset Value, End of Period	$15.80		$15.40		$14.83		$13.80		$11.87	$13.86
Total return (d)(e)	2.60	%(f)(g)	6.53	%(g)(h)	9.99	%(g)	20.46	%(g)	(11.73)%	(9.19)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (i)	0.75	%(j)	0.75%		0.75%		0.75%		0.70%	0.71%
Net investment income (i)	2.39	%(j)	2.28%		2.27%		2.43%		2.73%	2.68	%(c)
Waiver/reimbursement	0.04	%(j)	0.04%		0.02%		0.01%		—	—
Portfolio turnover rate	54	%(f)	92%		60%		103%		118%	57%
Net assets, end of period (000's)	$194,913		$187,987		$216,123		$233,730		$194,327	$279,493

(a)  On May 1, 2006, Liberty Asset Allocation Fund, Variable Series was renamed Columbia Asset Allocation Fund, Variable Series.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change, for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and to decrease the ratio of net investment income to average net assets from 2.73% to 2.68%.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

25

Notes to Financial Statements

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia Asset Allocation Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust") is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Effective May 1, 2006, Liberty Asset Allocation Fund, Variable Series was renamed Columbia Asset Allocation Fund, Variable Series and the Trust changed its name from SteinRoe Variable Investment Trust.

Investment Goal—The Fund seeks high total investment return.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

26

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

Futures Contracts—The Fund may invest in futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Delayed Delivery Securities—The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies liquid portfolio securities in its records in an amount equal to the delayed delivery commitment.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. The Fund estimates components of distributions from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

27

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2005 was as follows:

December 31, 2005
Distributions paid from:
Ordinary income	$6,837,732
Long-term capital gains	—

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$20,521,338
Unrealized depreciation	(6,384,318)
Net unrealized appreciation	$14,137,020

The following capital loss carryforwards, determined as of December 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$73,731
2010	123,104
$196,835

All of the capital loss carryforwards attributable to the Fund remain from the Fund's merger with Galaxy VIP Asset Allocation Fund, Variable Series. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.45%
$1 billion to $1.5 billion	0.40%
Over $1.5 billion	0.35%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.45% of the Fund's average daily net assets.

Sub-Advisory Fee—Nordea Investment Management North America, Inc. ("Nordea") has been retained by Columbia as sub-advisor to manage the portion of the Fund's assets allocated to foreign stocks. As the sub-advisor, Nordea is responsible for daily investment operations, including placing all orders for the purchase and sale of portfolio securities for foreign stocks of the Fund. Columbia, from the investment advisory fee it receives, pays Nordea a monthly sub-advisory fee at the annual rate of 0.40% of the portion of the Fund's average daily net assets managed by Nordea.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.064% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an

28

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.75% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.15% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.90% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may revise or discontinue these arrangements any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer position. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,263 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $129,337,260 and $151,792,722, respectively, of which $21,831,043 and $16,765,220, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended June 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

High-Yield Securities — Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value

29

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities—There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940

30

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $898 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Note 8. Business Combinations and Mergers

On May 1, 2006, Nations Asset Allocation Portfolio, a series of Nations Separate Account Trust, merged into Liberty Asset Allocation Fund, Variable Series. Liberty Asset Allocation Fund, Variable Series was then renamed Columbia Asset Allocation Fund, Variable Series. Liberty Asset Allocation Fund, Variable Series received a tax-free transfer of assets from Nations Asset Allocation Portfolio as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation[1]
1,253,174	$20,367,574	$1,950,515
Net Assets of Liberty Asset Allocation Fund, Variable Series Prior to Combination	Net Assets of Nations Asset Allocation Portfolio Immediately Prior to Combination	Net Assets of Liberty Asset Allocation Fund, Variable Series Immediately After Combination
$250,650,523	$20,367,574	$271,018,097

  1  Unrealized appreciation is included in the Net Assets Received.

31

Columbia Federal Securities Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment — and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wison
President, Columbia Funds

The views expressed in the President's Message and Portfolio Managers' Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia Federal Securities Fund, Variable Series / June 30, 2006

Columbia Federal Securities Fund, Variable Series seeks the highest possible level of current income, consistent with the safety of principal and maintenance of liquidity.

Ann T. Peterson has managed or co-managed the fund since June 2000.

Summary

•  For the six-month period ended June 30, 2006, Columbia Federal Securities Fund, Variable Series underperformed the Citigroup Government/Mortgage Bond Index.1 The fund's duration was longer than the index, which detracted from performance as interest rates rose during the period. Duration is a measure of the fund's interest-rate sensitivity.

•  The fund weathered a difficult bond market environment better than the average fund in its peer group, the Lipper Variable Underlying Funds General US Government Category2. We believe that the fund had more exposure to mortgage-backed securities than competing funds. Mortgage securities performed well over the six-month period.

•  At the end of the period, the fund remained heavily weighted toward mortgage-backed securities, which historically have performed well in an environment of relatively stable interest rates. We plan to continue to manage the interest-rate sensitivity of the fund with an eye to changing interest rates and we plan to monitor indicators such as the housing market, commodity prices and global economic growth in order to stay on top of the overall direction of the capital markets. As always, our goal is to seek out the most attractive values, primarily among Treasuries, mortgage-backed securities and agency securities.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

1  The Citigroup Government/Mortgage Bond Index is a combination of the Citigroup US Government Index and the Citigroup Mortgage Index. The government index tracks the performance of the Treasury and government sponsored indices within the US Broad Investment Grade (BIG) Bond Index. The mortgage index tracks the performance of the mortgage component of the US BIG Bond Index, comprising 30- and 15-year GNMA, FNMA, and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Federal Securities Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (01/01/89)	-1.12	-1.49	4.36	5.71
Citigroup Government/ Mortgage Bond Index	-0.57	-0.48	4.73	6.10

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
Class A	10.71	10.59

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

The Citigroup Government/Mortgage Bond Index is a combination of the Citigroup US Government Index and the Citigroup Mortgage Index. The government index tracks the performance of the Treasury and government sponsored indices within the US Broad Investment Grade (BIG) Bond Index. The mortgage index tracks the performance of the mortgage component of the US BIG Bond Index, comprising 30- and 15-year GNMA, FNMA, and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Federal Securities Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 – 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	988.79	1,021.52	3.25	3.31	0.66

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
MORTGAGE-BACKED SECURITIES—57.4%
Federal Home Loan Mortgage Corp.
5.500% 08/01/17	$89,815	$88,277
5.500% 12/01/17	37,087	36,452
6.000% 04/01/32	28,084	27,772
7.000% 06/01/16	17,776	18,227
7.000% 01/01/26	137,150	140,757
7.500% 02/01/23	34,776	36,104
7.500% 05/01/24	18,363	19,066
10.500% 02/01/19	6,563	7,346
10.750% 11/01/09	12,835	13,337
11.250% 10/01/09	1,490	1,578
11.250% 07/01/13	4,898	5,198
12.000% 07/01/13	5,391	5,881
12.000% 07/01/20	52,408	56,563
TBA,
5.500% 07/13/36 (a)	26,160,000	25,121,762
Federal National Mortgage Association
6.000% 08/01/22	39,982	39,828
6.000% 12/01/23	206,649	204,502
6.000% 02/01/24	89,756	88,805
6.000% 03/01/24	26,284	26,005
6.000% 02/01/25	20,597	20,379
6.000% 04/01/35	12,708,593	12,547,350
6.500% 03/01/09	1,829	1,841
6.500% 11/01/23	22,618	22,834
6.500% 01/01/24	33,953	34,281
6.500% 08/01/25	42,077	42,505
6.500% 12/01/25	8,949	9,039
6.500% 01/01/26	27,141	27,420
6.500% 10/01/28	1,224,751	1,237,314
6.500% 08/01/31	6,873	6,936
7.000% 07/01/11	122,128	124,378
7.000% 03/01/15	15,467	15,872
7.000% 03/01/29	131,277	134,592
7.500% 11/01/29	122,973	127,493
8.500% 05/01/30	265,551	285,316
9.000% 05/01/12	4,499	4,690
9.000% 05/01/20	7,733	8,168
10.000% 03/01/16	25,934	27,382
12.250% 09/01/12	21,639	23,814
TBA:
5.000% 07/18/21 (a)	17,326,000	16,681,681
5.500% 07/18/21 (a)	11,549,000	11,332,456
5.500% 07/13/36 (a)	9,000,000	8,642,808
6.500% 07/13/36 (a)	9,500,000	9,547,500
Government National Mortgage Association
4.750% 07/20/22 (b)	29,460	29,481
4.750% 07/20/25 (b)	54,050	54,145
6.000% 03/15/29	914,453	909,370
6.000% 04/15/29	239,461	238,130
6.000% 05/15/29	169,977	169,032
6.000% 06/15/29	278,600	277,051
6.000% 08/15/29	149,556	148,725

	Par	Value
6.500% 10/15/13	$29,774	$30,285
6.500% 07/15/24	67,294	68,267
6.500% 03/15/28	977,662	992,776
7.000% 09/15/29	38,799	40,039
7.500% 10/15/27	12,862	13,475
7.500% 09/15/29	12,414	12,984
8.000% 04/15/08	13,897	14,186
8.000% 07/15/08	11,088	11,319
8.500% 04/15/30	3,373	3,622
9.000% 06/15/16	19,050	20,389
9.000% 11/15/16	2,735	2,928
9.000% 01/15/17	4,600	4,925
9.000% 03/15/17	10,160	10,879
9.000% 01/15/20	5,627	6,058
9.500% 06/15/09	1,880	1,955
9.500% 07/15/09	1,639	1,705
9.500% 08/15/09	3,139	3,265
9.500% 09/15/09	17,703	18,408
9.500% 10/15/09	31,903	33,172
9.500% 11/15/09	7,685	7,991
9.500% 12/15/09	2,125	2,210
9.500% 11/15/10	2,588	2,713
9.500% 08/15/17	326,095	352,443
9.500% 08/15/22	6,976	7,664
10.000% 11/15/09	18,823	19,733
10.000% 06/15/10	336	355
10.000% 10/15/10	5,659	5,982
10.000% 11/15/19	11,297	12,314
11.500% 04/15/13	30,865	33,776
11.500% 05/15/13	16,203	17,731
Total Mortgage-Backed Securities (cost of $88,895,908)		90,422,992
GOVERNMENT & AGENCY OBLIGATIONS—45.1%
Foreign Government Obligations—0.4%
European Investment Bank 4.625% 03/01/07	80,000	79,615
Export Development of Canada 4.000% 08/01/07	100,000	98,491
Inter-American Development Bank 8.875% 06/01/09	125,000	136,536
Province of British Columbia 5.375% 10/29/08	50,000	50,031
Province of Manitoba 4.250% 11/20/06 100,000 99,548 5.500% 10/01/08	50,000	50,054
Province of New Brunswick 3.500% 10/23/07	50,000	48,683
		562,958
U.S. Government Agencies—3.0%
AID-Israel 5.500% 04/26/24	2,000,000	1,955,528
Federal Home Loan Bank System 5.375% 07/17/09	2,000,000	1,997,054

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Federal Home Loan Mortgage Corp. 5.875% 03/21/11	$180,000	$181,437
6.250% 07/15/32	100,000	108,559
6.750% 03/15/31	265,000	304,082
Federal National Mortgage Association 7.125% 03/15/07	250,000	252,629
		4,799,289
U.S. Government Obligations—41.7%
U.S. Treasury Bonds
5.250% 11/15/28	2,200,000	2,189,686
5.375% 02/15/31	235,000	239,058
5.500% 08/15/28	3,610,000	3,708,993
6.750% 08/15/26	5,820,000	6,846,683
6.875% 08/15/25 (c)	4,112,000	4,875,932
7.125% 02/15/23	3,333,000	3,987,621
U.S. Treasury Notes
5.000% 02/15/11	14,910,000	14,873,307
5.750% 08/15/10	18,084,000	18,528,324
6.000% 08/15/09	3,510,000	3,597,613
7.000% 07/15/06	6,840,000	6,842,674
		65,689,891
Total Government & Agency Obligations (cost of $73,958,961)		71,052,138
ASSET-BACKED SECURITIES—5.3%
Chase Funding Mortgage Loan
5.638% 11/25/31	1,330,651	1,313,110
6.448% 09/25/30	1,376,068	1,363,947
6.975% 02/25/32	1,555,665	1,565,646
Citibank Credit Card Issuance Trust
4.950% 02/09/09	250,000	249,102
MBNA Credit Card Master Note Trust
4.450% 08/15/16 (d)	1,000,000	889,995
Mid-State Trust
7.340% 07/01/35	853,365	887,243
Residential Asset Mortgage Products, Inc.
4.120% 06/25/33	770,000	745,667
5.600% 12/25/33	1,313,000	1,282,596
Total Asset-Backed Securities (cost of $8,520,748)		8,297,306
COMMERCIAL MORTGAGE-BACKED SECURITIES—4.9%
Asset Securitization Corp.
6.750% 02/14/43	1,375,000	1,387,994
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.631% 01/15/46 (b)	1,075,000	1,040,525
JPMorgan Commercial Mortgage Finance Corp.
7.400% 07/15/31	1,837,000	1,889,813

	Par	Value
LB Commercial Conduit Mortgage Trust
6.590% 02/18/30	$1,500,000	$1,507,440
6.210% 10/15/35	1,786,608	1,795,469
Structured Asset Securities Corp., I.O.
2.059% 02/25/28 (b)	1,146,277	53,598
Total Commercial Mortgage-Backed Securities (cost of $7,575,370)		7,674,839
CORPORATE FIXED-INCOME BONDS & NOTES—2.2%
Communications—0.2%
Media—0.1%
Time Warner, Inc. 6.875% 05/01/12	100,000	103,498
Telecommunication Services—0.1%
Sprint Capital Corp.
6.000% 01/15/07	50,000	50,069
Verizon New England, Inc. 6.500% 09/15/11	120,000	120,098
		170,167
Consumer Cyclical—0.2%
Auto Manufacturers—0.1%
Ford Motor Co. 7.450% 07/16/31	205,000	146,575
Retail—0.1%
Dayton Hudson Corp. 6.650% 08/01/28	125,000	131,717
Consumer Non-Cyclical—0.6%
Cosmetics/Personal Care—0.6%
Procter & Gamble Co.
4.950% 08/15/14	1,000,000	950,633
Financials—1.1%
Banks—0.2%
Bank of America Corp.
4.875% 01/15/13 (d)	175,000	167,052
Sovereign Bank
5.125% 03/15/13	100,000	94,971
U.S. Bancorp
3.125% 03/15/08	150,000	144,159
		406,182
Diversified Financial Services—0.9%
Boeing Capital Corp.
5.750% 02/15/07	100,000	100,019
Citigroup, Inc.
4.250% 07/29/09	1,000,000	962,067
General Electric Capital Corp.
6.750% 03/15/32	100,000	107,019

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Goldman Sachs Group, Inc.
4.125% 01/15/08	$50,000	$48,939
Household Finance Corp.
4.625% 01/15/08	50,000	49,292
JPMorgan Chase & Co.
7.875% 06/15/10	125,000	134,082
		1,401,418
Utilities—0.1%
Electric—0.1%
Hydro-Quebec
8.500% 12/01/29	75,000	99,809
Total Corporate Fixed-Income Bonds & Notes (cost of $3,513,098)		3,409,999
COLLATERALIZED MORTGAGE OBLIGATIONS—2.2%
Agency—0.0%
Federal National Mortgage Association
9.250% 03/25/18	52,163	55,315
Non-Agency—2.2%
American Mortgage Trust
8.445% 09/27/22	5,522	3,311
Citicorp Mortgage Securities, Inc.
10.000% 08/25/17	5,875	5,842
Comfed Savings Bank
7.650% 01/25/18 (b)(e)	15,057	8
First Horizon Asset Securities, Inc.
5.365% 11/25/33	877,631	793,361
GSMPS Mortgage Loan Trust
7.750% 09/19/27 (f)	590,684	610,195
Nomura Asset Acceptance Corp.
6.664% 05/25/36	780,000	778,139
Rural Housing Trust
6.330% 04/01/26	24,218	24,004
Suntrust Alternative Loan Trust
6.066% 12/25/35 (b)	1,255,069	1,183,630
		3,398,490
Total Collateralized Mortgage Obligations (cost of $3,468,481)		3,453,805

	Par	Value
SHORT-TERM OBLIGATION—28.0%
Repurchase agreement with State Street Bank & Trust Co. dated 06/30/06, due 07/03/06 at 5.100%, collateralized by a U.S. Treasury Note maturing 12/12/08, market value of $44,911,075 (repurchase proceeds $44,048,713)	$44,030,000	$44,030,000
Total Short-Term Obligation (cost of $44,030,000)		44,030,000
Total Investments—145.1% (cost of $229,962,566) (g)		228,341,079
Other Assets & Liabilities, Net—(45.1)%		(70,958,458)
Net Assets—100.0%		$157,382,621

Notes to Investment Portfolio:

(a)  Security purchased on a delayed delivery basis.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(c)  A portion of this security with a market value of $84,704 is pledged as collateral for open futures contracts.

(d)  Investments in affiliates during the six months ended June 30, 2006:

Security name: Bank of America Corp., 4.875% 01/15/13

Par as of 12/31/05:	$175,000
Par as of 06/30/06:	175,000
Interest income earned:	4,266
Value at end of period:	167,052

Security name: MNBA Credit Card Master Note Trust, 4.450% 08/15/06 (MNBA became an affiliate of the Fund on January 1, 2006)

Par as of 12/31/05:	$1,000,000
Par as of 06/30/06:	1,000,000
Interest income earned:	22,450
Value at end of period:	889,995

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of this security, which is not illiquid, represents 0.4% of net assets.

(g)  Cost for federal income tax purposes is $232,228,970.

At June 30, 2006, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10 Year U.S. Treasury Notes	39	$4,089,516	$4,110,108	Sept-2006	$20,592
5 Year U.S. Treasury Notes	74	7,652,063	7,697,494	Sept-2006	45,431
					$66,023

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

At June 30, 2006, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Mortgage-Backed Securities	57.4%
Government & Agency Obligations	45.1
Asset-Backed Securities	5.3
Commercial Mortgage-Backed Securities	4.9
Corporate Fixed-Income Bonds & Notes	2.2
Collateralized Mortgage Obligations	2.2
Short-Term Obligation	28.0
Other Assets & Liabilities, Net	(45.1)
100.0%

Acronym	Name
I.O.	Interest Only

TBA	To Be Announced

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Unaffiliated investments, at cost (including repurchase agreement)	$228,791,546
Affiliated investments, at cost	1,171,020
Unaffiliated investments, at value	$183,254,032
Affiliated investments, at value	1,057,047
Repurchase agreement	44,030,000
Cash	461
Receivable for:
Interest	1,936,682
Dollar roll fee income	46,332
Expense reimbursement due from Investment Advisor	55
Deferred Trustees' compensation plan	14,503
Total Assets	230,339,112
Liabilities:
Payable for:
Investments purchased on a delayed delivery basis	71,988,199
Fund shares repurchased	760,393
Futures variation margin	35,016
Investment advisory fee	49,291
Administration fee	19,416
Transfer agent fee	53
Pricing and bookkeeping fees	13,156
Trustees' fees	1,049
Audit fee	19,506
Custody fee	5,687
Distribution fees—Class B	18,558
Chief compliance officer expenses	1,135
Deferred Trustees' fees	14,503
Deferred dollar roll fee income	18,216
Other liabilities	12,313
Total Liabilities	72,956,491
Net Assets	$157,382,621
Composition of Net Assets:
Paid-in capital	$154,054,247
Undistributed net investment income	9,380,929
Accumulated net realized loss	(4,497,091)
Net unrealized appreciation (depreciation) on:
Investments	(1,621,487)
Futures contracts	66,023
Net Assets	$157,382,621
Class A:
Net assets	$70,557,883
Shares outstanding	6,665,747
Net asset value per share	$10.59
Class B:
Net assets	$86,824,738
Shares outstanding	8,271,331
Net asset value per share	$10.50

See Accompanying Notes to Financial Statements.

8

Statement of Operations

Columbia Federal Securities Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$4,007,718
Interest from affiliates	26,716
Dollar roll fee income	361,092
Total Investment Income	4,395,526
Expenses:
Investment advisory fee	313,125
Administration fee	123,602
Distribution fee—Class B	111,480
Transfer agent fee	150
Pricing and bookkeeping fees	48,838
Trustees' fees	10,125
Custody fee	12,968
Chief compliance officer expenses (See Note 4)	2,378
Non-recurring costs (See Note 7)	587
Other expenses	37,126
Total Expenses	660,379
Fee reimbursement by Distributor—Class B	(6,625)
Non-recurring costs assumed by Investment Advisor (See Note 7)	(587)
Custody earnings credit	(785)
Net Expenses	652,382
Net Investment Income	3,743,144
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Investments	(1,384,702)
Futures contracts	236,413
Net realized loss	(1,148,289)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,797,596)
Futures contracts	78,114
Net change in unrealized appreciation (depreciation)	(4,719,482)
Net Loss	(5,867,771)
Net Decrease in Net Assets from Operations	$(2,124,627)

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets

Columbia Federal Securities Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$3,743,144	$7,289,059
Net realized loss on investments and futures contracts	(1,148,289)	(1,347,035)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(4,719,482)	(1,267,599)
Net Increase (Decrease) from Operations	(2,124,627)	4,674,425
Distributions Declared to Shareholders:
From net investment income:
Class A	—	(5,277,766)
Class B	—	(5,272,479)
From net realized gains:
Class A	—	(307,149)
Class B	—	(321,217)
Total Distributions Declared to Shareholders	—	(11,178,611)
Share Transactions:
Class A:
Subscriptions	274,651	1,672,048
Distributions reinvested	—	5,584,915
Redemptions	(10,844,305)	(21,959,535)
Net Decrease	(10,569,654)	(14,702,572)
Class B:
Subscriptions	2,622,957	3,441,282
Distributions reinvested	—	5,593,696
Redemptions	(7,486,818)	(15,972,269)
Net Decrease	(4,863,861)	(6,937,291)
Net Decrease from Share Transactions	(15,433,515)	(21,639,863)
Total Decrease in Net Assets	(17,558,142)	(28,144,049)
Net Assets:
Beginning of period	174,940,763	203,084,812
End of period	$157,382,621	$174,940,763
Undistributed net investment income at end of period	$9,380,929	$5,637,785
Changes in Shares:
Class A:
Subscriptions	25,857	156,011
Issued for distributions reinvested	—	538,046
Redemptions	(1,018,831)	(2,047,109)
Net Decrease	(992,974)	(1,353,052)
Class B:
Subscriptions	248,651	324,882
Issued for distributions reinvested	—	542,025
Redemptions	(709,338)	(1,498,962)
Net Decrease	(460,687)	(632,055)

See Accompanying Notes to Financial Statements.

10

Financial Highlights

Columbia Federal Securities Fund, Variable Series—Class A

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2006 (a)		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.71		$11.09		$11.20	$11.37	$10.84	$10.76
Income from Investment Operations:
Net investment income (b)	0.25		0.43		0.47	0.48	0.47	0.56	(c)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.37)		(0.16)		(0.01)	(0.18)	0.55	0.17	(c)
Total from Investment Operations	(0.12)		0.27		0.46	0.30	1.02	0.73
Less Distributions Declared to Shareholders:
From net investment income	—		(0.61)		(0.56)	(0.47)	(0.49)	(0.65)
From net realized gains	—		(0.04)		(0.01)	—	—	—
Total Distributions Declared to Shareholders	—		(0.65)		(0.57)	(0.47)	(0.49)	(0.65)
Net Asset Value, End of Period	$10.59		$10.71		$11.09	$11.20	$11.37	$10.84
Total return (d)(e)	(1.12	)%(f)	2.58	%(g)	4.15%	2.64%	9.85%	7.03%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	0.66	%(i)	0.63%		0.65%	0.66%	0.66%	0.70%
Net investment income (h)	4.67	%(i)	4.00%		4.27%	4.23%	4.27%	5.23	%(c)
Waiver/reimbursement	—	%(i)	—	%(j)	—	—	—	—
Portfolio turnover rate	11	%(f)	127%		14%	47%	69%	36%
Net assets, end of period (000's)	$70,558		$82,056		$99,943	$122,392	$125,946	$109,724

(a)  On May 1, 2006, Liberty Federal Securities Fund, Variable Series was renamed Columbia Federal Securities Fund, Variable Series.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change, for the year ended December 31, 2001, was to decrease the ratio of net investment income to average net assets from 5.26% to 5.23%. The impact to net investment income and net realized and unrealized gain per shares was less than $0.01.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  Had the Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.

11

Notes to Financial Statements

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia Federal Securities Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust") is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Effective May 1, 2006, Liberty Federal Securities Fund, Variable Series was renamed Columbia Federal Securities Fund, Variable Series and the Trust changed its name from SteinRoe Variable Investment Trust.

Investment Goal—The Fund seeks the highest possible level of current income, consistent with the safety of principal and maintenance of liquidity.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Futures Contracts—The Fund may invest in futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the
12

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Mortgage Dollar Roll Transactions—The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls"). For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities—The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies liquid portfolio securities in its records in an amount equal to the delayed delivery commitment.

Interest Only Securities—The Fund may invest in Interest Only Securities ("IO"). IO are stripped mortgage-backed securities entitled to receive all of the security's interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the pay down of principal.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

13

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2005 was as follows:

December 31, 2005
Distributions paid from:
Ordinary income	$10,958,991
Long-term capital gains	219,620

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$1,132,089
Unrealized depreciation	(5,019,980)
Net unrealized depreciation	$(3,887,891)

The following capital loss carryforwards, determined as of December 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2013	$3,041,594

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.38%
$500 million to $1 billion	0.33%
$1 billion to $1.5 billion	0.30%
$1.5 billion to $3 billion	0.27%
$3 billion to $6 billion	0.26%
Over $6 billion	0.25%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.38% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.059% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006 the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

14

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.20% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.90% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may revise or discontinue these arrangements any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,237 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $12,425,879 and $20,639,808, respectively, of which $9,361,395 and $17,535,630, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended June 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards

15

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $587 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

16

Columbia Large Cap Value Fund, Variable Series

Columbia Funds Variable Insurance Trust

Class A

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment — and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

The views expressed in the President's Message and Portfolio Managers' Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Large Cap Value Fund, Variable Series / June 30, 2006

Columbia Large Cap Value Fund, Variable Series seeks long-term growth.

Lori J. Ensinger, Diane L. Sobin, David I. Hoffman and Noah Petrucci are co-managers of the fund.

Summary

•  For the six-month period ended June 30, 2006, Columbia Large Cap Value Fund, Variable Series underperformed the Russell 1000 Value Index.1 The fund's return fell short of its benchmark primarily because it had less exposure than the index to two strong-performing areas: telecommunications and real estate investment trusts (REITs). In addition, the fund had more exposure than the index to several weaker performing sectors, including health care. However, strong returns from holdings in the energy, financials and industrials sectors helped the fund outperform the average fund in its peer group, the Lipper Variable Underlying Funds Multi-Cap Value Category.2

•  The fund benefited from a decision to underweight homebuilders and other housing related stocks. These issues suffered due to weakness in the housing market. Media-related stocks performed well for the fund, as did selected lodging stocks, an area where we are expecting continued recovery. While the fund missed some of the food product area's strongest performance by not holding Archer Daniels Midland Company during the period, we remained focused on attractively-priced food-related companies with strong underlying business fundamentals and potential for improving profits.

•  During the first four months of the year, the markets were driven by strength from global industrial growth, and stocks most affected by positive changes in economic activity were the beneficiaries of this trend. Later in the period, fears of continued rising interest rates and business costs caused investors to shift to more defensive sectors. Against this backdrop, we remained focused on companies that we believe have the potential for enough revenue growth and operational efficiency to increase and maintain profitability.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2006, and are subject to change.

1  The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales load.

1

Performance Information

Columbia Large Cap Value Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (07/05/94)	5.29	11.31	4.27	9.30
Russell 1000 Value Index	6.56	12.10	6.90	10.85

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
Class A	16.83	17.72

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Large Cap Value Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00 which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06—06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,052.86	1,020.83	4.07	4.01	0.80

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Large Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—98.3%
Consumer Discretionary—8.4%
Auto Components—0.2%
Johnson Controls, Inc.	8,400	$690,648
Hotels, Restaurants & Leisure—2.9%
McDonald's Corp.	98,905	3,323,208
Starwood Hotels & Resorts Worldwide, Inc.	75,200	4,537,568
		7,860,776
Household Durables—0.5%
Newell Rubbermaid, Inc.	53,400	1,379,322
Media—1.0%
News Corp., Class A	142,400	2,731,232
Multiline Retail—2.1%
Federated Department Stores, Inc.	114,208	4,180,013
J.C. Penney Co., Inc.	24,113	1,627,868
		5,807,881
Specialty Retail—1.7%
Office Depot, Inc. (a)	67,000	2,546,000
Staples, Inc.	84,300	2,050,176
		4,596,176
Consumer Staples—7.9%
Beverages—3.7%
Anheuser-Busch Companies, Inc.	65,700	2,995,263
Coca-Cola Enterprises, Inc.	34,400	700,728
Diageo PLC, ADR	52,057	3,516,450
PepsiCo, Inc.	50,820	3,051,233
		10,263,674
Food Products—1.9%
Cadbury Schweppes PLC, ADR	72,900	2,829,978
Kraft Foods, Inc., Class A	43,300	1,337,970
Tyson Foods, Inc., Class A	61,400	912,404
		5,080,352
Tobacco—2.3%
Altria Group, Inc.	56,316	4,135,284
Loews Corp. - Carolina Group	42,200	2,167,814
		6,303,098
Energy—10.5%
Energy Equipment & Services—1.9%
Halliburton Co.	28,924	2,146,450
National-Oilwell Varco, Inc. (a)	22,700	1,437,364
Schlumberger Ltd.	24,260	1,579,568
		5,163,382
Oil, Gas & Consumable Fuels—8.6%
ConocoPhillips	55,230	3,619,222
Exxon Mobil Corp.	70,994	4,355,482
Hess Corp.	23,117	1,221,734
Marathon Oil Corp.	49,587	4,130,597
Occidental Petroleum Corp.	52,600	5,394,130
Total SA, ADR	31,572	2,068,597
Williams Companies, Inc.	128,400	2,999,424
		23,789,186

	Shares	Value
Financials—33.1%
Capital Markets—5.1%
Bank of New York Co., Inc.	137,691	$4,433,650
Deutsche Bank AG, Registered Shares	12,400	1,395,000
Merrill Lynch & Co., Inc.	93,789	6,523,963
Nuveen Investments, Inc., Class A	39,800	1,713,390
		14,066,003
Commercial Banks—11.0%
Marshall & Ilsley Corp.	77,081	3,525,685
Mitsubishi UFJ Financial Group, Inc., ADR	142,100	1,982,295
PNC Financial Services Group, Inc.	75,390	5,290,116
SunTrust Banks, Inc.	17,800	1,357,428
U.S. Bancorp	196,946	6,081,693
UnionBanCal Corp.	16,800	1,085,112
Wachovia Corp.	74,581	4,033,341
Wells Fargo & Co.	103,705	6,956,531
		30,312,201
Diversified Financial Services—8.4%
CIT Group, Inc.	15,200	794,808
Citigroup, Inc.	265,555	12,810,373
JPMorgan Chase & Co.	225,092	9,453,864
		23,059,045
Insurance—5.7%
Ambac Financial Group, Inc.	43,476	3,525,903
American International Group, Inc.	65,396	3,861,634
Genworth Financial, Inc., Class A	87,500	3,048,500
Hartford Financial Services Group, Inc.	38,665	3,271,059
St. Paul Travelers Companies, Inc.	43,062	1,919,704
		15,626,800
Real Estate Investment Trusts (REITs)—1.8%
Archstone-Smith Trust, REIT	30,608	1,557,029
Kimco Realty Corp., REIT	41,801	1,525,319
ProLogis Trust, REIT	34,100	1,777,292
		4,859,640
Thrifts & Mortgage Finance—1.1%
Golden West Financial Corp.	42,300	3,138,660
Health Care—8.3%
Health Care Providers & Services—2.0%
Aetna, Inc.	54,276	2,167,241
CIGNA Corp.	33,911	3,340,572
		5,507,813
Pharmaceuticals—6.3%
AstraZeneca PLC, ADR	51,100	3,056,802
GlaxoSmithKline PLC, ADR	24,423	1,362,803
Novartis AG, ADR	51,843	2,795,375
Pfizer, Inc.	297,845	6,990,422
Sanofi-Aventis, ADR	63,400	3,087,580
		17,292,982

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Industrials—11.2%
Aerospace & Defense—4.8%
Boeing Co.	52,200	$4,275,702
General Dynamics Corp.	33,844	2,215,428
L-3 Communications Holdings, Inc.	27,600	2,081,592
United Technologies Corp.	74,030	4,694,983
		13,267,705
Electrical Equipment—0.2%
ABB Ltd., ADR	51,208	663,656
Industrial Conglomerates—1.9%
General Electric Co.	160,488	5,289,684
Machinery—2.6%
Caterpillar, Inc.	34,500	2,569,560
Eaton Corp.	21,514	1,622,156
Ingersoll-Rand Co., Ltd., Class A	66,700	2,853,426
		7,045,142
Road & Rail—1.7%
Burlington Northern Santa Fe Corp.	28,100	2,226,925
Norfolk Southern Corp.	45,300	2,410,866
		4,637,791
Information Technology—6.2%
Communications Equipment—1.1%
Motorola, Inc.	69,000	1,390,350
Nokia Oyj, ADR	76,900	1,557,994
		2,948,344
Computers & Peripherals—2.9%
Hewlett-Packard Co.	175,700	5,566,176
International Business Machines Corp.	31,551	2,423,748
		7,989,924
Electronic Equipment & Instruments—1.1%
Agilent Technologies, Inc. (a)	99,700	3,146,532
Semiconductors & Semiconductor Equipment—1.1%
Fairchild Semiconductor International, Inc. (a)	75,300	1,368,201
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	187,767	1,723,703
		3,091,904
Materials—4.3%
Chemicals—0.8%
Rohm & Haas Co.	42,100	2,110,052
Construction Materials—1.4%
Cemex SA de CV, Certificates of Participation, ADR	32,084	1,827,832
Vulcan Materials Co.	25,200	1,965,600
		3,793,432
Metals & Mining—2.1%
Allegheny Technologies, Inc.	22,800	1,578,672
Freeport-McMoRan Copper & Gold, Inc., Class B	29,300	1,623,513
Nucor Corp.	16,100	873,425
Phelps Dodge Corp.	15,200	1,248,832
United States Steel Corp.	7,500	525,900
		5,850,342

	Shares	Value
Telecommunication Services—2.8%
Diversified Telecommunication Services—2.8%
AT&T, Inc.	137,384	$3,831,640
Verizon Communications, Inc.	113,845	3,812,669
		7,644,309
Utilities—5.6%
Electric Utilities—4.8%
Edison International	96,400	3,759,600
Entergy Corp.	46,719	3,305,369
Exelon Corp.	55,958	3,180,093
PPL Corp.	86,100	2,781,030
		13,026,092
Multi-Utilities—0.8%
PG&E Corp.	56,930	2,236,211
Total Common Stocks (cost of $231,201,222)		270,269,991
CONVERTIBLE PREFERRED STOCKS—0.6%
Financials—0.6%
Insurance—0.6%
XL Capital Ltd.	58,975	1,400,066
Genworth Financial, Inc.	8,200	308,730
		1,708,796
Total Convertible Preferred Stocks (cost of $1,698,348)		1,708,796
	Par
SHORT-TERM OBLIGATION—1.3%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Note maturing 02/15/14, market value of $3,572,000 (repurchase proceeds $3,500,283)	$3,499,000	3,499,000
Total Short-Term Obligation (cost of $3,499,000)		3,499,000
Total Investments—100.2% (cost of $236,398,570) (b)		275,477,787
Other Assets & Liabilities, Net—(0.2)%		(669,555)
Net Assets—100.0%		$274,808,232

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $236,398,570.

At June 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	33.7%
Industrials	11.2
Energy	10.5
Consumer Discretionary	8.4
Health Care	8.3
Consumer Staples	7.9
Information Technology	6.2
Utilities	5.6
Materials	4.3
Telecommunication Services	2.8
Short-Term Obligation	1.3
Other Assets & Liabilities, Net	(0.2)
100.0%

Acronym	Name
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities

Columbia Large Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Investments, at cost	$236,398,570
Investments, at value	$275,477,787
Cash	951
Receivable for:
Investments sold	6,613,583
Interest	428
Dividends	447,390
Foreign tax reclaims	2,421
Expense reimbursement due from Investment Advisor/Distributor	8,013
Deferred Trustees' compensation plan	26,190
Total Assets	282,576,763
Liabilities:
Payable for:
Investments purchased	6,402,129
Fund shares repurchased	1,003,986
Investment advisory fee	174,134
Transfer agent fee	40
Pricing and bookkeeping fees	6,858
Custody fee	4,146
Distribution and service fees	8,630
Chief compliance officer expenses	1,202
Deferred Trustees' fees	26,190
Other liabilities	141,216
Total Liabilities	7,768,531
Net Assets	$274,808,232
Composition of Net Assets:
Paid-in capital	$244,218,262
Undistributed net investment income	5,300,135
Accumulated net realized loss	(13,789,382)
Net unrealized appreciation on investments	39,079,217
Net Assets	$274,808,232
Class A
Net assets	$233,800,586
Shares outstanding	13,192,088
Net asset value per share	$17.72
Class B
Net assets	$41,007,646
Shares outstanding	2,324,541
Net asset value per share	$17.64

See Accompanying Notes to Financial Statements.

7

Statement of Operations

Columbia Large Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Dividends	$2,684,720
Interest	35,279
Total Investment Income (net of foreign taxes withheld of $38,947)	2,719,999
Expenses:
Investment advisory fee	905,743
Distribution fee—Class B	52,958
Transfer agent fee	132
Pricing and bookkeeping fees	43,407
Trustees' fees	8,881
Custody fee	11,755
Chief compliance officer expenses (See Note 4)	2,515
Non-recurring costs (See Note 7)	835
Other expenses	41,528
Total Expenses	1,067,754
Fees and expenses waived or reimbursed by Investment Advisor	(72,904)
Fees waived by Distributor-Class B	(4,237)
Non-recurring costs assumed by Investment Advisor (See Note 7)	(835)
Custody earnings credit	(25)
Net Expenses	989,753
Net Investment Income	1,730,246
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	10,476,606
Net change in unrealized appreciation (depreciation) on investments	(4,298,614)
Net Gain	6,177,992
Net Increase in Net Assets from Operations	$7,908,238

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets

Columbia Large Cap Value Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$1,730,246	$3,653,391
Net realized gain on investments	10,476,606	34,743,694
Net change in unrealized appreciation (depreciation) on investments	(4,298,614)	(24,797,968)
Net Increase from Operations	7,908,238	13,599,117
Share Transactions:
Class A:
Subscriptions	5,348,471	2,331,172
Proceeds received in connection with merger	87,377,327	—
Redemptions	(35,123,426)	(49,578,160)
Net Increase (Decrease)	57,602,372	(47,246,988)
Class B:
Subscriptions	427,156	1,486,254
Redemptions	(4,025,032)	(8,034,138)
Net Decrease	(3,597,876)	(6,547,884)
Net Increase (Decrease) from Share Transactions	54,004,496	(53,794,872)
Total Increase (Decrease) in Net Assets	61,912,734	(40,195,755)
Net Assets:
Beginning of period	212,895,498	253,091,253
End of period	$274,808,232	$212,895,498
Undistributed net investment income at end of period	$5,300,135	$3,569,889
Changes in Shares:
Class A:
Subscriptions	293,473	146,529
Issued in connection with merger	4,758,151	—
Redemptions	(1,988,496)	(3,082,737)
Net Increase (Decrease)	3,063,128	(2,936,208)
Class B:
Subscriptions	24,471	93,144
Redemptions	(227,872)	(501,030)
Net Decrease	(203,401)	(407,886)

See Accompanying Notes to Financial Statements.

9

Financial Highlights

Columbia Large Cap Value Fund, Variable Series —Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended December 31,
	June 30,
	2006 (a)		2005		2004		2003		2002	2001
Net Asset Value, Beginning of Period	$16.83		$15.82		$14.15		$11.97		$15.55	$18.27
Income from Investment Operations:
Net investment income (b)	0.13		0.26		0.25		0.21		0.15	0.16
Net realized and unrealized gain (loss) on investments	0.76		0.75		1.70		2.16		(3.56)	(0.35)
Total from Investment Operations	0.89		1.01		1.95		2.37		(3.41)	(0.19)
Less Distributions Declared to Shareholders:
From net investment income	—		—		(0.28)		(0.19)		(0.17)	(0.15)
From net realized gains	—		—		—		—		—	(2.34)
Return of capital	—		—		—		—		—	(0.04)
Total Distributions Declared to Shareholders	—		—		(0.28)		(0.19)		(0.17)	(2.53)
Net Asset Value, End of Period	$17.72		$16.83		$15.82		$14.15		$11.97	$15.55
Total return (c)(d)	5.29	%(e)(f)	6.38	%(f)(g)	13.76	%(f)	19.79	%(f)	(21.95)%	(0.60)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	0.80	%(i)	0.80%		0.76%		0.80%		0.88%	0.96%
Net investment income (h)	1.52	%(i)	1.62%		1.68%		1.66%		1.08%	0.92%
Waiver/reimbursement	0.06	%(i)	0.05%		0.11%		0.09%		—	—
Portfolio turnover rate	32	%(e)	73%		37%		73%		69%	53%
Net assets, end of period (000's)	$233,801		$170,489		$206,695		$216,923		$113,335	$180,053

(a)  On May 1, 2006, Liberty Growth & Income Fund, Variable Series, was renamed Columbia Large Cap Value Fund, Variable Series.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Not annualized.

(f)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

10

Notes to Financial Statements

Columbia Large Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia Large Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Effective May 1, 2006, Liberty Growth & Income Fund, Variable Series was renamed Columbia Large Cap Value Fund, Variable Series. Prior to May 1, 2006, the Fund was organized as a series of Liberty Variable Investment Trust.

Investment Goal—The Fund seeks long-term growth and income.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions paid by real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

11

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$43,921,817
Unrealized depreciation	(4,842,600)
Net unrealized appreciation	$39,079,217

The following capital loss carryforwards, determined as of December 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$1,866,627
2010	5,951,672
2011	16,310,045
$24,128,344

Of the capital loss carryforwards attributable to the Fund, $7,818,299 (estimated) ($1,866,627 expiring 12/31/09 and $5,951,672 (estimated) expiring 12/31/10) remain from the Fund's merger with Liberty Value Fund, Variable Series. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.77%
$500 million to $1 billion	0.72%
$1 billion to $1.5 billion	0.67%
$1.5 billion to $3 billion	0.62%
$3 billion to $6 billion	0.60%
Over $6 billion	0.58%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.77% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.037% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts.

12

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to waive the Class B distribution fees at the annual rate of 0.02% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may revise or discontinue these arrangements any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer position. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,251 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $78,336,275 and $112,443,293 respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended June 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Industry Focus—The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

13

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

14

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $835 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Note 8. Business Combinations and Mergers

On May 1, 2006, Nations Value Portfolio, a series of Nations Separate Account Trust, merged into Liberty Growth & Income Fund, Variable Series. Liberty Growth & Income Fund, Variable Series was then renamed Columbia Large Cap Value Fund, Variable Series. Liberty Growth & Income Fund, Variable Series received a tax-free transfer of assets from Nations Value Portfolio as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation[1]
4,758,151	$87,377,327	$17,940,626
Net Assets of Liberty Growth & Income Fund, Variable Series Prior to Combination	Net Assets of Nations Value Portfolio Immediately Prior to Combination	Net Assets of Liberty Growth & Income Fund, Variable Series Immediately After Combination
$211,442,555	$87,377,327	$298,819,882

1 Unrealized appreciation is included in the Net Assets Received.

15

Columbia Money Market Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment — and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

The views expressed in the President's Message and Portfolio Managers' Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia Money Market Fund, Variable Series / June 30, 2006

Columbia Money Market Fund, Variable Series seeks maximum current income, consistent with capital preservation and the maintenance of liquidity.

C. Patrick Graham has been the fund's portfolio manager since November 2005.

Summary

•  For the six-month period ended June 30, 2006, Columbia Money Market Fund, Variable Series outperformed the Lipper Variable Underlying Funds Money Market Category.1 We believe the fund's above-average performance was the result of its interest rate strategy. We maintained a low weighted average maturity, which benefited performance as short-term interest rates rose.

•  The Federal Reserve Board (the Fed) raised short-term interest rates on four occasions during the six-month reporting period. The Fed's actions pushed the federal funds rate from 4.25% to 5.25%. The federal funds rate is an overnight lending rate for banks, which influences other short-term rates. We responded to these rate increases by investing a substantial portion of the fund in seven-day variable rate demand notes (VRDNs), which helped maintain a relatively short weighted average maturity. Each time the Fed raised rates, the yield on the VRDNs moved up also. This strategy is fundamentally the same one we have invoked throughout the Fed's series of interest rate hikes over the past two years.

•  We expect to keep the fund's weighted average maturity relatively low until we receive a clear signal from the Fed that it will reverse its longstanding course on short-term rates. Such a shift is widely anticipated and, once it occurs, we plan to initiate trades that have the potential to lock in higher rates by extending the maturity of the portfolio.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Money Market Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	10-year
The Fund (01/01/89)	2.18	3.88	1.81	3.49
Lipper Variable Underlying Funds Money Market Category	2.05	3.68	1.79	3.51

Inception date of the fund is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
The Fund	1.00	1.00

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The investment return will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

Lipper, Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with similar investment objectives as those of the fund. Lipper makes no adjustment for the effect of sales loads.

2

Understanding Your Expenses

Columbia Money Market Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 – 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
The Fund	1,000.00	1,000.00	1,021.77	1,022.56	2.26	2.26	0.45

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor not waived/reimbursed a portion of expenses, account values at the end of period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Money Market Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
CORPORATE BONDS—44.8%
All Seasons Funding LLC LOC: FHLB 5.360% 08/15/30 (a)	$3,525,000	$3,525,000
American Express Credit Corp. 5.229% 03/05/08 (a)	5,000,000	5,000,000
Autumn House at Powder Mill, Inc. LOC: SunTrust Bank 5.240% 02/01/28 (a)(b)	3,300,000	3,300,000
Bennett Realty LLC LOC: Fifth Third Bank 5.350% 04/01/23 (a)	1,608,000	1,608,000
Cullinan Finance Corp. 5.236% 09/05/06 (a)(b)	5,000,000	4,999,888
Destiny Manufacturing, Inc. LOC: Fifth Third Bank 5.340% 09/01/13 (a)	2,495,000	2,495,000
Dick Masheter Ford, Inc. LOC: National City Bank 5.420% 07/01/23 (a)	3,760,000	3,760,000
Driftwood Landing Corp. LOC: Fifth Third Bank 5.420% 01/15/22 (a)	1,015,000	1,015,000
Engine Parts Warehouse, Inc. LOC: Fifth Third Bank 5.350% 11/01/21 (a)	3,445,000	3,445,000
Falls Village Realty LLC LOC: Fifth Third Bank 5.350% 12/01/29 (a)	975,000	975,000
General Electric Capital Corp. 5.352% 07/17/07 (a)	5,000,000	5,000,000
Gold Key Processing Ltd.
LOC: Fifth Third Bank 5.350% 07/01/24 (a)	1,150,000	1,150,000
Harrier Finance Funding LLC 5.130% 02/22/07 (a)	2,000,000	1,999,894
Imaging Business Machines LLC LOC: AmSouth Bank N.A. 5.441% 07/01/24 (a)	2,800,000	2,800,000
Iowa 80 Group, Inc. LOC: Wells Fargo Bank N.A. 5.330% 06/01/16 (a)(c)	5,435,000	5,435,000
Jatip LLC LOC: Fifth Third Bank 5.350% 10/01/22 (a)	1,010,000	1,010,000
JTJ Group LLC LOC: Fifth Third Bank 5.350% 12/01/33 (a)	2,515,000	2,515,000
Keating Muething & Klekamp LOC: Fifth Third Bank 5.350% 11/01/24 (a)	960,000	960,000
Links Finance LLC 4.950% 04/02/07 (a)	7,500,000	7,499,433
MMJK Properties LLC LOC: JPMorgan Chase Bank 5.420% 05/01/26 (a)	2,000,000	2,000,000

	Par	Value
Morgan Stanley & Co., Inc. 5.405% 07/27/07 (a)	$4,000,000	$4,000,000
Morton Family Trust LOC: Comerica Bank 5.410% 02/01/32 (a)	3,900,000	3,900,000
Northern Rock PLC 5.129% 07/05/07 (a)(b)	2,000,000	2,000,000
Precision Packaging LLC LOC: SunTrust Bank 5.410% 01/01/12 (a)	3,100,000	3,100,000
Sanders CRS Exchange LLC LOC: Wells Fargo Bank N.A. 5.190% 10/01/23 (a)	1,230,000	1,230,000
Seventh Avenue Associates LOC: National City Bank 5.420% 01/01/27 (a)	8,800,000	8,800,000
Sigma Finance, Inc. 4.000% 08/11/06 (b)	3,000,000	2,999,686
Wells Fargo & Co. 5.189% 07/13/07 (a)(b)	5,000,000	5,000,000
Westgate Investment Fund LOC: Wells Fargo Bank N.A. 5.370% 02/01/12 (a)	2,260,000	2,260,000
Total Corporate Bonds (cost of $93,781,901)		93,781,901
COMMERCIAL PAPER—19.4%
Aegis Finance LLC 5.270% 07/20/06 (b)(d)	3,222,000	3,213,038
Amstel Funding Corp. 4.580% 07/11/06 (b)(d)	5,000,000	4,993,639
4.970% 07/20/06 (b)(d)	5,000,000	4,986,885
Cheyne Finance LLC 5.169% 08/15/06 (a)(b)	2,500,000	2,500,000
Compass Securitization LLC 5.125% 09/11/06 (a)(b)	7,500,000	7,499,558
Deer Valley Funding LLC 5.080% 08/15/06 (b)(d)	2,004,000	1,991,275
Grampian Funding LLC 4.970% 07/24/06 (b)(d)	7,000,000	6,977,773
Lake Constance Funding LLC 5.000% 07/25/06 (b)(d)	3,434,000	3,422,553
Lexington Parker Capital Corp. 5.121% 11/17/06 (a)(b)	5,000,000	4,999,625
Total Commercial Paper (cost of $40,584,346)		40,584,346
CERTIFICATES OF DEPOSIT—18.0%
Bank of Tokyo Mitsubishi Ltd. NY 4.800% 01/11/07	4,000,000	4,000,000
4.850% 01/03/07	2,000,000	2,000,000
Barclays Bank PLC NY 5.450% 06/12/07	2,500,000	2,500,000
5.500% 06/18/07	1,000,000	1,000,000

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Money Market Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Canadian Imperial Bank of Commerce NY 4.803% 12/05/06	$1,500,000	$1,500,016
5.279% 03/15/08 (a)	7,000,000	7,000,000
Credit Agricole SA 5.000% 03/09/07	2,000,000	2,000,000
5.260% 04/05/07	1,750,000	1,750,000
5.520% 06/18/07	1,000,000	1,000,000
Credit Suisse NY 4.750% 11/07/06	2,000,000	2,000,000
5.250% 04/03/07	2,500,000	2,500,000
DEPFA Bank PLC NY 4.800% 12/05/06	1,500,000	1,500,000
Deutsche Bank AG 4.805% 02/21/07	2,000,000	2,000,000
4.950% 02/06/07	2,000,000	2,000,000
Natexis Banques Populaires NY 5.010% 02/12/07	2,000,000	2,000,000
5.055% 02/21/07	2,000,000	2,000,000
Societe Generale 5.500% 06/18/07	1,000,000	1,000,000
Total Certificates of Deposit (cost of $37,750,016)		37,750,016
MUNICIPAL BONDS—11.6%
Alabama—2.7%
AL University of Alabama Series 2004 B, Insured: MBIA, SPA: SouthTrust Bank N.A. 5.460% 07/01/09 (a)	5,640,000	5,640,000
California—1.4%
CA Sacramento Housing Authority Insured: FNMA 5.360% 04/15/36 (a)	3,030,000	3,030,000
Colorado—2.1%
CO Housing & Finance Authority Series 2003, SPA: JPMorgan Chase Bank 5.430% 11/01/33 (a)	4,345,000	4,345,000
Illinois—1.1%
IL Upper River Valley Development Authority Industrial Development Revenue Series 2003 B, LOC: LaSalle Bank N.A., LOC: ABN AMRO Bank 5.390% 06/01/17 (a)	2,380,000	2,380,000
Louisiana—3.3%
LA New Orleans Pension Revenue Series 2000, Insured: AMBAC, SPA: Bank One Louisiana 5.570% 09/01/30 (a)	6,808,000	6,808,000

	Par	Value
Mississippi—0.3%
MS Pearl Urban Renewal Revenue Bloomfield Equities LLC, Series 2004 A, LOC: First Tennessee Bank 5.460% 11/01/19 (a)	$715,000	$715,000
South Carolina—0.1%
SC Jobs-Economic Development Authority Cannon Memorial Hospital, Series 2004 B, LOC: National Bank of South Carolina, LOC: Columbus Bank & Trust Co. 5.420% 06/01/09 (a)	255,000	255,000
Virginia—0.6%
VA Housing Development Authority Series 1996 E, 5.430% 01/01/46 (a)	1,152,000	1,152,000
Total Municipal Bonds (cost of $24,325,000)		24,325,000
EXTENDIBLE COMMERCIAL NOTES—5.4%
Monument Gardens Funding LLC 5.060% 08/03/06 (b)(d)	6,020,000	5,992,077
Variable Funding Capital Co. LLC 4.970% 07/19/06 (b)(d)	5,240,000	5,226,979
Total Extendible Commercial Notes (cost of $11,219,056)		11,219,056
Total Investments—99.2% (cost of $207,660,319) (e)		207,660,319
Other Assets & Liabilities, Net—0.8%		1,706,796
Net Assets—100.0%		$209,367,115

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(b)  These securities, under Rule 144A of the Securities Act of 1933, are restricted to resale normally to institutional buyers. At June 30, 2006, these securities amounted to $70,102,976, which represents 33.5% of net assets.

(c)  Illiquid security.

(d)  The rate shown represents the discount rate at the date of purchase.

(e)  Cost for federal income tax purposes is $207,660,319.

Acronym	Name
AMBAC	Ambac Assurance Corp.

FHLB	Federal Home Loan Bank

FNMA	Federal National Mortgage Association

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities

Columbia Money Market Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Investments, at amortized cost approximating value	$207,660,319
Cash	83
Receivable for:
Fund shares sold	1,149,117
Interest	1,316,869
Expense reimbursement due from Investment Advisor	23,892
Deferred Trustees' compensation plan	16,082
Total Assets	210,166,362
Liabilities:
Payable for:
Fund shares repurchased	662,340
Investment advisory fee	57,699
Administration fee	25,638
Transfer agent fee	20
Pricing and bookkeeping fees	6,132
Reports to shareholders	14,073
Chief compliance officer expenses	1,212
Deferred Trustees' fees	16,082
Other liabilities	16,051
Total Liabilities	799,247
Net Assets	$209,367,115
Composition of Net Assets:
Paid-in capital	$209,373,998
Overdistributed net investment income	(3,874)
Accumulated net realized loss	(3,009)
Net Assets	$209,367,115
Shares outstanding	209,417,411
Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

6

Statement of Operations

Columbia Money Market Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$5,201,414
Expenses:
Investment advisory fee	379,670
Administration fee	162,716
Transfer agent fee	159
Pricing and bookkeeping fees	43,255
Trustees' fees	6,085
Custody fee	6,221
Chief compliance officer expenses (See Note 4)	2,531
Other expenses	37,850
Total Expenses	638,487
Fees and expenses waived or reimbursed by Investment Advisor	(148,118)
Custody earnings credit	(2,222)
Net Expenses	488,147
Net Investment Income	4,713,267
Net Realized Loss on Investments	(1,297)
Net Increase in Net Assets from Operations	$4,711,970

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets

Columbia Money Market Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$4,713,267	$6,010,489
Net realized loss on investments	(1,297)	(1,388)
Net Increase from Operations	4,711,970	6,009,101
Distributions Declared to Shareholders:
From net investment income	(4,713,267)	(6,010,489)
Share Transactions:
Subscriptions	65,721,806	135,350,522
Distributions reinvested	4,713,267	6,010,489
Redemptions	(78,386,885)	(133,459,228)
Net Increase (Decrease) from Share Transactions	(7,951,812)	7,901,783
Total Increase (Decrease) in Net Assets	(7,953,109)	7,900,395
Net Assets:
Beginning of period	217,320,224	209,419,829
End of period	$209,367,115	$217,320,224
Overdistributed net investment income at end of period	$(3,874)	$(3,874)
Changes in Shares:
Subscriptions	65,721,805	135,350,522
Issued for distributions reinvested	4,713,267	6,010,489
Redemptions	(78,386,885)	(133,459,228)
Net Increase (Decrease)	(7,951,813)	7,901,783

See Accompanying Notes to Financial Statements.

8

Financial Highlights

Columbia Money Market Fund, Variable Series

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended December 31,
	June 30,
	2006(a)		2005		2004	2003		2002	2001
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000		$1.000	$1.000
Income from Investment Operations:
Net investment income (b)	0.022		0.028		0.009	0.007		0.012	0.036
Less Distributions Declared to Shareholders:
From net investment income	(0.022)		(0.028)		(0.009)	(0.007)		(0.012)	(0.036)
Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000		$1.000	$1.000
Total return (c)(d)	2.18	%(e)(f)	2.81	%(e)	0.88%	0.69	%(e)	1.23%	3.64%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	0.45	%(h)	0.55%		0.57%	0.54%		0.65%	0.56%
Net investment income (g)	4.35	%(h)	2.78%		0.87%	0.69%		1.25%	3.45%
Waiver/reimbursement	0.14	%(h)	0.04%		—	0.04%		—	—
Net assets, end of period (000's)	$209,367		$217,320		$209,420	$199,893		$258,903	$266,985

(a)  On May 1, 2006, Liberty Money Market Fund, Variable Series was renamed Columbia Money Market Fund, Variable Series.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

9

Notes to Financial Statements

Columbia Money Market Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia Money Market Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust") is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Effective May 1, 2006, Liberty Money Market Fund, Variable Series was renamed Columbia Money Market Fund, Variable Series and the Trust changed its name from SteinRoe Variable Investment Trust.

Investment Goal—The Fund seeks maximum current income, consistent with capital preservation and the maintenance of liquidity.

Fund Shares—The Fund may issue an unlimited number of shares. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders—Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2005 was as follows:

December 31, 2005
Distributions paid from:
Ordinary income	$6,010,489
Long-term capital gains	—

The following capital loss carryforwards, determined as of December 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2012	$64
2013	1,240
$1,304

10

Notes to Financial Statements (continued)

Columbia Money Market Fund, Variable Series / June 30, 2006 (Unaudited)

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2005, post-October capital losses of $410 attributed to security transactions were deferred to January 1, 2006.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.35%
$500 million to $1 billion	0.30%
Over $1 billion	0.25%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.35% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.040% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006 the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of interest, taxes and extraordinary expenses, if any) will not exceed 0.45% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset

11

Notes to Financial Statements (continued)

Columbia Money Market Fund, Variable Series / June 30, 2006 (Unaudited)

arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,250 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Disclosure of Significant Risks and Contingencies

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The

12

Notes to Financial Statements (continued)

Columbia Money Market Fund, Variable Series / June 30, 2006 (Unaudited)

court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

13

Columbia S&P 500 Index Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment — and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

The views expressed in the President's Message and Portfolio Manager's Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006

Columbia S&P 500 Index Fund, Variable Series seeks capital appreciation by closely approximating the performance of a benchmark index that measures the investment returns of stocks of large US companies.

Vikram J. Kuriyan has been the fund's portfolio manager since August 2005.

Summary

•  For the six-month period ended June 30, 2006, Columbia S&P 500 Index Fund, Variable Series performed in line with the S&P 500 Index1 and with the average return of the Lipper Variable Underlying Funds S&P 500 Index Objectives Category.2 The positions in the portfolio closely approximate the positions in the benchmark and thus closely reflect performance of the benchmark. However, the fund incurs trading costs in seeking to maintain the appropriate weight of each security in the index, and its return is typically lower than that of the index. In addition, the fund may be required to sell securities to meet redemption demand or buy securities to invest new monies that come into the fund. The fund is managed to include all the holdings in the S&P 500 Index in approximately the same weights.

•  The year began with high hopes that the Federal Reserve Board (the Fed) might be close to ending its series of short-term interest rate hikes, and the stock market closed in on a six-year high. However, the rally was cut short as energy prices soared and inflation moved higher. The Fed's new chairman, Ben Bernanke, continued to raise short-term interest rates through the end of the period.

•  During the period, the best performing sectors for the fund and the S&P 500 Index were telecommunications and energy, which rose 13% each, and industrials, which gained 7%. Telecommunications stocks rebounded after a weak showing in 2005. Energy stocks were buoyed by rising oil prices. Industrials stocks benefited from continued economic growth, both here and outside the United States where many US multinationals have strong positions in growing markets. By contrast, health care and technology stocks were weak performers as investors retreated to sectors of the market that tend to be less dependent on economic growth.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity funds are subject to stock market fluctuations that occur in response to economic and business developments.

The primary risks involved with investing in the fund include equity risk, market risk and tracking error risk. Unlike the S&P 500 Index, the fund incurs administrative expenses and transaction costs in trading stocks. The composition of the S&P 500 Index and the stocks held by the fund may occasionally diverge.

Holdings are disclosed as of June 30, 2006, and are subject to change.

1  The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative)
	6-month	1-year	5-year	Life
Class A (05/30/00)	2.56	8.21	1.97	-0.44
S&P 500 Index[1]	2.71	8.63	2.49	0.29

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
Class A	10.92	11.20

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

1  Index performance for the life of the fund is from May 30, 2000.

2

Understanding Your Expenses

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 – 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,025.64	1,022.41	2.41	2.41	0.48

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—98.7%
Consumer Discretionary—10.1%
Auto Components—0.2%
Cooper Tire & Rubber Co.	250	$2,785
Goodyear Tire & Rubber Co. (a)	731	8,114
Johnson Controls, Inc.	807	66,352
		77,251
Automobiles—0.4%
Ford Motor Co.	7,850	54,400
General Motors Corp.	2,354	70,126
Harley-Davidson, Inc.	1,121	61,532
		186,058
Distributors—0.1%
Genuine Parts Co.	720	29,995
Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A (a)	593	30,640
H&R Block, Inc.	1,364	32,545
		63,185
Hotels, Restaurants & Leisure—1.5%
Carnival Corp.	1,824	76,134
Darden Restaurants, Inc.	546	21,512
Harrah's Entertainment, Inc.	769	54,737
Hilton Hotels Corp.	1,386	39,196
International Game Technology	1,422	53,951
Marriott International, Inc., Class A	1,377	52,491
McDonald's Corp.	5,221	175,426
Starbucks Corp. (a)	3,201	120,870
Starwood Hotels & Resorts Worldwide, Inc.	906	54,668
Wendy's International, Inc.	490	28,562
Yum! Brands, Inc.	1,138	57,207
		734,754
Household Durables—0.6%
Black & Decker Corp.	328	27,703
Centex Corp.	509	25,603
D.R. Horton, Inc.	1,150	27,393
Fortune Brands, Inc.	618	43,884
Harman International Industries, Inc.	275	23,477
KB Home	305	13,984
Leggett & Platt, Inc.	766	19,135
Lennar Corp., Class A	575	25,513
Newell Rubbermaid, Inc.	1,150	29,705
Pulte Homes, Inc.	880	25,335
Snap-On, Inc.	238	9,620
Stanley Works	306	14,449
Whirlpool Corp.	336	27,770
		313,571
Internet & Catalog Retail—0.1%
Amazon.com, Inc. (a)	1,300	50,284
Leisure Equipment & Products—0.2%
Brunswick Corp.	391	13,001
Eastman Kodak Co.	1,207	28,702
Hasbro, Inc.	722	13,075
Mattel, Inc.	1,625	26,829
		81,607

	Shares	Value
Media—3.4%
CBS Corp., Class B	3,233	$87,453
Clear Channel Communications, Inc.	2,116	65,490
Comcast Corp., Class A (a)	8,840	289,422
Dow Jones & Co., Inc.	247	8,647
EW Scripps Co.	350	15,099
Gannett Co., Inc.	990	55,371
Interpublic Group of Companies, Inc. (a)	1,824	15,230
McGraw-Hill Companies, Inc.	1,497	75,194
Meredith Corp.	182	9,016
New York Times Co., Class A	607	14,896
News Corp., Class A	9,900	189,882
Omnicom Group, Inc.	715	63,699
Time Warner, Inc.	17,913	309,895
Tribune Co.	926	30,030
Univision Communications, Inc., Class A (a)	945	31,658
Viacom, Inc., Class B (a)	3,008	107,807
Walt Disney Co.	9,185	275,550
		1,644,339
Multiline Retail—1.2%
Big Lots, Inc. (a)	476	8,130
Dillard's, Inc., Class A	247	7,867
Dollar General Corp.	1,314	18,370
Family Dollar Stores, Inc.	662	16,173
Federated Department Stores, Inc.	2,314	84,692
J.C. Penney Co., Inc.	976	65,890
Kohl's Corp. (a)	1,422	84,068
Nordstrom, Inc.	890	32,485
Sears Holdings Corp. (a)	417	64,568
Target Corp.	3,610	176,421
		558,664
Specialty Retail—2.0%
Autonation, Inc. (a)	629	13,486
AutoZone, Inc. (a)	213	18,787
Bed Bath & Beyond, Inc. (a)	1,177	39,041
Best Buy Co., Inc.	1,691	92,734
Circuit City Stores, Inc.	622	16,931
Gap, Inc.	2,311	40,211
Home Depot, Inc.	8,644	309,369
Limited Brands	1,429	36,568
Lowe's Companies, Inc.	3,232	196,085
Office Depot, Inc. (a)	1,201	45,638
OfficeMax, Inc.	300	12,225
RadioShack Corp.	556	7,784
Sherwin-Williams Co.	468	22,221
Staples, Inc.	3,041	73,957
Tiffany & Co.	589	19,449
TJX Companies., Inc.	1,910	43,663
		988,149
Textiles, Apparel & Luxury Goods—0.3%
Coach, Inc. (a)	1,600	47,840
Jones Apparel Group, Inc.	481	15,291
Liz Claiborne, Inc.	431	15,973
NIKE, Inc., Class B	781	63,261
V.F. Corp.	378	25,674
		168,039

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Consumer Staples—9.5%
Beverages—2.1%
Anheuser-Busch Companies, Inc.	3,221	$146,845
Brown-Forman Corp., Class B	337	24,079
Coca-Cola Co.	8,571	368,724
Coca-Cola Enterprises, Inc.	1,280	26,074
Constellation Brands, Inc., Class A (a)	825	20,625
Molson Coors Brewing Co., Class B	229	15,545
Pepsi Bottling Group, Inc.	557	17,908
PepsiCo, Inc.	6,908	414,756
		1,034,556
Food & Staples Retailing—2.4%
Costco Wholesale Corp.	1,972	112,660
CVS Corp.	3,415	104,841
Kroger Co.	3,025	66,127
Safeway, Inc.	1,872	48,672
SUPERVALU, Inc.	864	26,514
Sysco Corp.	2,587	79,059
Wal-Mart Stores, Inc.	10,460	503,858
Walgreen Co.	4,236	189,942
Whole Foods Market, Inc.	575	37,168
		1,168,841
Food Products—1.2%
Archer-Daniels-Midland Co.	2,728	112,612
Campbell Soup Co.	766	28,426
ConAgra Foods, Inc.	2,181	48,222
Dean Foods Co. (a)	575	21,384
General Mills, Inc.	1,491	77,025
Hershey Co.	742	40,862
H.J. Heinz Co.	1,389	57,255
Kellogg Co.	1,029	49,834
McCormick & Co., Inc.	563	18,889
Sara Lee Corp.	3,171	50,799
Tyson Foods, Inc., Class A	1,050	15,603
Wrigley (Wm.) Jr. Co.	930	42,185
		563,096
Household Products—2.1%
Clorox Co.	626	38,167
Colgate-Palmolive Co.	2,149	128,725
Kimberly-Clark Corp.	1,911	117,909
Procter & Gamble Co.	13,714	762,498
		1,047,299
Personal Products—0.2%
Alberto-Culver Co.	328	15,980
Avon Products, Inc.	1,871	58,001
Estee Lauder Companies, Inc., Class A	500	19,335
		93,316
Tobacco—1.5%
Altria Group, Inc.	8,732	641,191
Reynolds American, Inc.	350	40,355
UST, Inc.	674	30,458
		712,004

	Shares	Value
Energy—10.1%
Energy Equipment & Services—2.0%
Baker Hughes, Inc.	1,437	$117,618
BJ Services Co.	1,337	49,817
Halliburton Co.	2,161	160,368
Nabors Industries Ltd. (a)	1,293	43,691
National-Oilwell Varco, Inc. (a)	725	45,907
Noble Corp.	567	42,196
Rowan Companies, Inc.	465	16,549
Schlumberger Ltd.	4,942	321,774
Transocean, Inc. (a)	1,362	109,396
Weatherford International Ltd. (a)	1,450	71,949
		979,265
Oil, Gas & Consumable Fuels—8.1%
Anadarko Petroleum Corp.	1,910	91,088
Apache Corp.	1,369	93,434
Chesapeake Energy Corp.	1,725	52,181
Chevron Corp.	9,267	575,110
ConocoPhillips	6,908	452,681
CONSOL Energy, Inc.	750	35,040
Devon Energy Corp.	1,836	110,913
El Paso Corp.	2,914	43,710
EOG Resources, Inc.	1,015	70,380
Exxon Mobil Corp.	25,305	1,552,462
Hess Corp.	1,020	53,907
Kerr-McGee Corp.	947	65,675
Kinder Morgan, Inc.	442	44,151
Marathon Oil Corp.	1,510	125,783
Murphy Oil Corp.	700	39,102
Occidental Petroleum Corp.	1,800	184,590
Sunoco, Inc.	553	38,317
Valero Energy Corp.	2,575	171,289
Williams Companies, Inc.	2,483	58,003
XTO Energy, Inc.	1,525	67,512
		3,925,328
Financials—21.1%
Capital Markets—3.4%
Ameriprise Financial, Inc.	1,011	45,161
Bank of New York Co., Inc.	3,232	104,070
Bear Stearns Companies, Inc.	512	71,721
Charles Schwab Corp.	4,316	68,970
E*Trade Financial Corp. (a)	1,775	40,505
Federated Investors, Inc., Class B	353	11,119
Franklin Resources, Inc.	633	54,951
Goldman Sachs Group, Inc.	1,802	271,075
Janus Capital Group, Inc.	883	15,806
Legg Mason, Inc.	550	54,736
Lehman Brothers Holdings, Inc.	2,232	145,415
Mellon Financial Corp.	1,736	59,770
Merrill Lynch & Co., Inc.	3,860	268,502
Morgan Stanley	4,478	283,054
Northern Trust Corp.	772	42,692
State Street Corp.	1,391	80,803
T. Rowe Price Group, Inc.	1,112	42,045
		1,660,395

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Commercial Banks—4.2%
AmSouth Bancorp	1,445	$38,220
BB&T Corp.	2,290	95,241
Comerica, Inc.	688	35,769
Commerce Bancorp, Inc.	775	27,644
Compass Bancshares, Inc.	550	30,580
Fifth Third Bancorp	2,337	86,352
First Horizon National Corp.	517	20,784
Huntington Bancshares, Inc.	1,036	24,429
KeyCorp	1,690	60,299
M&T Bank Corp.	325	38,324
Marshall & Ilsley Corp.	930	42,538
National City Corp.	2,259	81,753
North Fork Bancorporation, Inc.	1,943	58,620
PNC Financial Services Group, Inc.	1,231	86,379
Regions Financial Corp.	1,902	62,994
SunTrust Banks, Inc.	1,517	115,687
Synovus Financial Corp.	1,341	35,912
U.S. Bancorp	7,447	229,964
Wachovia Corp.	6,722	363,526
Wells Fargo & Co.	7,026	471,304
Zions Bancorporation	440	34,294
		2,040,613
Consumer Finance—1.0%
American Express Co.	5,157	274,455
Capital One Financial Corp.	1,271	108,607
SLM Corp.	1,717	90,864
		473,926
Diversified Financial Services—5.4%
Bank of America Corp. (b)	19,080	917,748
CIT Group, Inc.	825	43,139
Citigroup, Inc.	20,791	1,002,958
JPMorgan Chase & Co.	14,530	610,260
Moody's Corp.	1,012	55,114
		2,629,219
Insurance—4.6%
ACE Ltd.	1,358	68,701
AFLAC, Inc.	2,090	96,872
Allstate Corp.	2,658	145,472
Ambac Financial Group, Inc.	436	35,360
American International Group, Inc.	10,861	641,342
Aon Corp.	1,331	46,345
Chubb Corp.	1,732	86,427
Cincinnati Financial Corp.	721	33,894
Genworth Financial, Inc., Class A	1,525	53,131
Hartford Financial Services Group, Inc.	1,270	107,442
Lincoln National Corp.	1,201	67,784
Loews Corp.	1,689	59,875
Marsh & McLennan Companies, Inc.	2,308	62,062
MBIA, Inc.	571	33,432
MetLife, Inc.	3,165	162,080
Principal Financial Group, Inc.	1,148	63,886
Progressive Corp.	3,260	83,815
Prudential Financial, Inc.	2,069	160,761

	Shares	Value
SAFECO Corp.	505	$28,457
St. Paul Travelers Companies, Inc.	2,914	129,906
Torchmark Corp.	412	25,017
UnumProvident Corp.	1,264	22,916
XL Capital Ltd., Class A	753	46,159
		2,261,136
Real Estate Investment Trusts (REITs)—0.9%
Apartment Investment & Management Co., Class A, REIT	400	17,380
Archstone-Smith Trust, REIT	900	45,783
Boston Properties, Inc., REIT	375	33,900
Equity Office Properties Trust, REIT	1,537	56,116
Equity Residential Property Trust, REIT	1,206	53,944
Kimco Realty Corp., REIT	875	31,929
Plum Creek Timber Co., Inc., REIT	781	27,726
ProLogis Trust, REIT	1,025	53,423
Public Storage, Inc., REIT	350	26,565
Simon Property Group, Inc., REIT	775	64,278
Vornado Realty Trust, REIT	500	48,775
		459,819
Thrifts & Mortgage Finance—1.6%
Countrywide Financial Corp.	2,534	96,495
Fannie Mae	4,037	194,180
Freddie Mac	2,886	164,531
Golden West Financial Corp.	1,061	78,726
MGIC Investment Corp.	363	23,595
Sovereign Bancorp, Inc.	1,575	31,988
Washington Mutual, Inc.	4,028	183,596
		773,111
Health Care—12.1%
Biotechnology—1.2%
Amgen, Inc. (a)	4,928	321,453
Biogen Idec, Inc. (a)	1,441	66,762
Genzyme Corp. (a)	1,092	66,667
Gilead Sciences, Inc. (a)	1,900	112,404
MedImmune, Inc. (a)	1,031	27,940
		595,226
Health Care Equipment & Supplies—1.5%
Bausch & Lomb, Inc.	229	11,230
Baxter International, Inc.	2,743	100,832
Becton, Dickinson & Co.	1,024	62,597
Biomet, Inc.	1,017	31,822
Boston Scientific Corp. (a)	5,083	85,598
C.R. Bard, Inc.	426	31,209
Hospira, Inc. (a)	645	27,696
Medtronic, Inc.	5,040	236,477
St. Jude Medical, Inc. (a)	1,517	49,181
Stryker Corp.	1,230	51,795
Zimmer Holdings, Inc. (a)	1,044	59,216
		747,653

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Health Care Providers & Services—2.7%
Aetna, Inc.	2,374	$94,794
AmerisourceBergen Corp.	877	36,764
Cardinal Health, Inc.	1,735	111,613
Caremark Rx, Inc.	1,843	91,910
CIGNA Corp.	490	48,270
Coventry Health Care, Inc. (a)	675	37,084
Express Scripts, Inc. (a)	625	44,837
HCA, Inc.	1,712	73,873
Health Management Associates, Inc., Class A	1,001	19,730
Humana, Inc. (a)	692	37,160
Laboratory Corp. of America Holdings (a)	525	32,671
Manor Care, Inc.	333	15,624
McKesson Corp.	1,274	60,235
Medco Health Solutions, Inc. (a)	1,255	71,886
Patterson Companies, Inc. (a)	575	20,085
Quest Diagnostics, Inc.	692	41,465
Tenet Healthcare Corp. (a)	1,980	13,820
UnitedHealth Group, Inc.	5,628	252,022
WellPoint, Inc. (a)	2,662	193,714
		1,297,557
Health Care Technology—0.0%
IMS Health, Inc.	842	22,608
Life Sciences Tools & Services—0.3%
Applera Corp. - Applied Biosystems Group	779	25,201
Fisher Scientific International, Inc. (a)	525	38,351
Millipore Corp. (a)	226	14,236
PerkinElmer, Inc.	537	11,223
Thermo Electron Corp. (a)	677	24,534
Waters Corp. (a)	439	19,492
		133,037
Pharmaceuticals—6.4%
Abbott Laboratories	6,376	278,057
Allergan, Inc.	627	67,252
Barr Pharmaceuticals, Inc. (a)	450	21,461
Bristol-Myers Squibb Co.	8,220	212,569
Eli Lilly & Co.	4,736	261,759
Forest Laboratories, Inc. (a)	1,374	53,160
Johnson & Johnson	12,392	742,529
King Pharmaceuticals, Inc. (a)	1,002	17,034
Merck & Co., Inc.	9,128	332,533
Mylan Laboratories, Inc.	875	17,500
Pfizer, Inc.	30,638	719,074
Schering-Plough Corp.	6,182	117,643
Watson Pharmaceuticals, Inc. (a)	437	10,173
Wyeth	5,639	250,428
		3,101,172
Industrials—11.5%
Aerospace & Defense—2.4%
Boeing Co.	3,353	274,644
General Dynamics Corp.	1,690	110,627
Goodrich Corp.	510	20,548
Honeywell International, Inc.	3,464	139,599

	Shares	Value
L-3 Communications Holdings, Inc.	500	$37,710
Lockheed Martin Corp.	1,483	106,390
Northrop Grumman Corp.	1,430	91,606
Raytheon Co.	1,865	83,123
Rockwell Collins, Inc.	723	40,394
United Technologies Corp.	4,225	267,950
		1,172,591
Air Freight & Logistics—1.1%
FedEx Corp.	1,270	148,412
United Parcel Service, Inc., Class B	4,543	374,025
		522,437
Airlines—0.1%
Southwest Airlines Co.	2,964	48,521
Building Products—0.1%
American Standard Companies, Inc.	745	32,236
Masco Corp.	1,660	49,202
		81,438
Commercial Services & Supplies—0.7%
Allied Waste Industries, Inc. (a)	1,021	11,599
Avery Dennison Corp.	456	26,475
Cendant Corp.	4,176	68,027
Cintas Corp.	582	23,140
Equifax, Inc.	546	18,750
Monster Worldwide, Inc. (a)	525	22,396
Pitney Bowes, Inc.	927	38,285
Robert Half International, Inc.	725	30,450
R.R. Donnelley & Sons Co.	906	28,947
Waste Management, Inc.	2,290	82,165
		350,234
Construction & Engineering—0.1%
Fluor Corp.	359	33,362
Electrical Equipment—0.5%
American Power Conversion Corp.	718	13,994
Cooper Industries Ltd., Class A	374	34,752
Emerson Electric Co.	1,723	144,405
Rockwell Automation, Inc.	734	52,855
		246,006
Industrial Conglomerates—4.0%
3M Co.	3,144	253,941
General Electric Co. (c)	43,481	1,433,134
Textron, Inc.	536	49,408
Tyco International Ltd.	8,529	234,548
		1,971,031
Machinery—1.6%
Caterpillar, Inc.	2,809	209,214
Cummins, Inc.	205	25,061
Danaher Corp.	992	63,806
Deere & Co.	972	81,152
Dover Corp.	865	42,757
Eaton Corp.	616	46,446
Illinois Tool Works, Inc.	1,741	82,698
Ingersoll-Rand Co., Ltd., Class A	1,381	59,079
ITT Corp.	762	37,719
Navistar International Corp. (a)	246	6,054
Paccar, Inc.	694	57,172
Pall Corp.	525	14,700
Parker Hannifin Corp.	506	39,266
		765,124

See Accompanying Notes to Financial Statements.

7

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Road & Rail—0.8%
Burlington Northern Santa Fe Corp.	1,532	$121,411
CSX Corp.	938	66,073
Norfolk Southern Corp.	1,737	92,443
Ryder System, Inc.	264	15,426
Union Pacific Corp.	1,114	103,557
		398,910
Trading Companies & Distributors—0.1%
W.W. Grainger, Inc.	325	24,450
Information Technology—14.7%
Communications Equipment—2.7%
ADC Telecommunications, Inc. (a)	487	8,211
Andrew Corp. (a)	662	5,865
Avaya, Inc. (a)	1,723	19,677
CIENA Corp. (a)	2,469	11,876
Cisco Systems, Inc. (a)	25,535	498,698
Comverse Technology, Inc. (a)	846	16,725
Corning, Inc. (a)	6,509	157,453
JDS Uniphase Corp. (a)	7,043	17,819
Juniper Networks, Inc. (a)	2,375	37,976
Lucent Technologies, Inc. (a)	18,723	45,310
Motorola, Inc.	10,333	208,210
QUALCOMM, Inc.	7,008	280,811
Tellabs, Inc. (a)	1,866	24,836
		1,333,467
Computers & Peripherals—3.4%
Apple Computer, Inc. (a)	3,547	202,605
Dell, Inc. (a)	9,504	231,993
EMC Corp. (a)	9,881	108,395
Gateway, Inc. (a)	1,095	2,080
Hewlett-Packard Co.	11,659	369,357
International Business Machines Corp.	6,485	498,178
Lexmark International, Inc., Class A (a)	445	24,844
NCR Corp. (a)	760	27,846
Network Appliance, Inc. (a)	1,559	55,033
QLogic Corp. (a)	685	11,809
SanDisk Corp. (a)	825	42,058
Sun Microsystems, Inc. (a)	14,625	60,694
		1,634,892
Electronic Equipment & Instruments—0.3%
Agilent Technologies, Inc. (a)	1,773	55,956
Jabil Circuit, Inc.	740	18,944
Molex, Inc.	590	19,806
Sanmina-SCI Corp. (a)	2,228	10,249
Solectron Corp. (a)	3,836	13,119
Symbol Technologies, Inc.	1,066	11,502
Tektronix, Inc.	362	10,650
		140,226
Internet Software & Services—1.4%
eBay, Inc. (a)	4,830	141,471
Google, Inc., Class A (a)	855	358,527
VeriSign, Inc. (a)	1,025	23,749
Yahoo!, Inc. (a)	5,238	172,854
		696,601

	Shares	Value
IT Services—1.0%
Affiliated Computer Services, Inc., Class A (a)	500	$25,805
Automatic Data Processing, Inc.	2,400	108,840
Computer Sciences Corp. (a)	791	38,316
Convergys Corp. (a)	580	11,310
Electronic Data Systems Corp.	2,166	52,114
First Data Corp.	3,204	144,308
Fiserv, Inc. (a)	739	33,521
Paychex, Inc.	1,409	54,923
Sabre Holdings Corp., Class A	558	12,276
Unisys Corp. (a)	1,437	9,025
		490,438
Office Electronics—0.1%
Xerox Corp. (a)	3,834	53,331
Semiconductors & Semiconductor Equipment—2.7%
Advanced Micro Devices, Inc. (a)	2,012	49,133
Altera Corp. (a)	1,492	26,185
Analog Devices, Inc.	1,508	48,467
Applied Materials, Inc.	6,540	106,471
Broadcom Corp., Class A (a)	1,911	57,426
Freescale Semiconductor, Inc., Class B (a)	1,706	50,156
Intel Corp.	24,334	461,129
KLA-Tencor Corp.	838	34,836
Linear Technology Corp.	1,273	42,633
LSI Logic Corp. (a)	1,666	14,911
Maxim Integrated Products, Inc.	1,337	42,931
Micron Technology, Inc. (a)	3,040	45,782
National Semiconductor Corp.	1,415	33,748
Novellus Systems, Inc. (a)	542	13,387
NVIDIA Corp. (a)	1,485	31,616
PMC-Sierra, Inc. (a)	873	8,206
Teradyne, Inc. (a)	826	11,506
Texas Instruments, Inc.	6,513	197,279
Xilinx, Inc.	1,426	32,299
		1,308,101
Software—3.1%
Adobe Systems, Inc. (a)	2,505	76,052
Autodesk, Inc. (a)	975	33,599
BMC Software, Inc. (a)	887	21,199
CA, Inc.	1,898	39,004
Citrix Systems, Inc. (a)	768	30,828
Compuware Corp. (a)	1,586	10,626
Electronic Arts, Inc. (a)	1,278	55,005
Intuit, Inc. (a)	713	43,058
Microsoft Corp.	36,695	854,993
Novell, Inc. (a)	1,411	9,355
Oracle Corp. (a)	16,292	236,071
Parametric Technology Corp. (a)	476	6,050
Symantec Corp. (a)	4,323	67,179
		1,483,019
Materials—3.0%
Chemicals—1.5%
Air Products & Chemicals, Inc.	942	60,213
Ashland, Inc.	301	20,077

See Accompanying Notes to Financial Statements.

8

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Dow Chemical Co.	4,010	$156,510
E.I. du Pont de Nemours & Co.	3,849	160,118
Eastman Chemical Co.	342	18,468
Ecolab, Inc.	770	31,246
Hercules, Inc. (a)	483	7,370
International Flavors & Fragrances, Inc.	341	12,017
Monsanto Co.	1,130	95,135
PPG Industries, Inc.	696	45,936
Praxair, Inc.	1,340	72,360
Rohm & Haas Co.	606	30,373
Sigma-Aldrich Corp.	276	20,049
		729,872
Construction Materials—0.1%
Vulcan Materials Co.	422	32,916
Containers & Packaging—0.2%
Ball Corp.	430	15,927
Bemis Co., Inc.	446	13,657
Pactiv Corp. (a)	597	14,776
Sealed Air Corp.	340	17,707
Temple-Inland, Inc.	451	19,334
		81,401
Metals & Mining—0.9%
Alcoa, Inc.	3,632	117,532
Allegheny Technologies, Inc.	357	24,719
Freeport-McMoRan Copper & Gold, Inc., Class B	780	43,220
Newmont Mining Corp.	1,889	99,985
Nucor Corp.	1,301	70,579
Phelps Dodge Corp.	853	70,082
United States Steel Corp.	509	35,691
		461,808
Paper & Forest Products—0.3%
International Paper Co.	2,070	66,861
Louisiana-Pacific Corp.	445	9,745
MeadWestvaco Corp.	761	21,255
Weyerhaeuser Co.	1,032	64,242
		162,103
Telecommunication Services—3.3%
Diversified Telecommunication Services—2.6%
AT&T, Inc.	16,264	453,603
BellSouth Corp.	7,557	273,563
CenturyTel, Inc.	489	18,166
Citizens Communications Co.	1,354	17,670
Embarq Corp. (a)	628	25,742
Qwest Communications International, Inc. (a)	6,556	53,038
Verizon Communications, Inc.	12,205	408,746
		1,250,528
Wireless Telecommunication Services—0.7%
ALLTEL Corp.	1,618	103,277
Sprint Nextel Corp.	12,453	248,935
		352,212

	Shares	Value
Utilities—3.3%
Electric Utilities—1.5%
Allegheny Energy, Inc. (a)	692	$25,652
American Electric Power Co., Inc.	1,657	56,752
Edison International	1,356	52,884
Entergy Corp.	878	62,119
Exelon Corp.	2,798	159,010
FirstEnergy Corp.	1,382	74,918
FPL Group, Inc.	1,700	70,346
Pinnacle West Capital Corp.	412	16,443
PPL Corp.	1,589	51,325
Progress Energy, Inc.	1,054	45,185
Southern Co.	3,106	99,547
		714,181
Gas Utilities—0.0%
Nicor, Inc.	195	8,093
Peoples Energy Corp.	152	5,458
		13,551
Independent Power Producers & Energy Traders—0.4%
AES Corp. (a)	2,751	50,756
Constellation Energy Group, Inc.	737	40,181
Dynegy, Inc., Class A (a)	1,550	8,479
TXU Corp.	1,931	115,454
		214,870
Multi-Utilities—1.4%
Ameren Corp.	864	43,632
CenterPoint Energy, Inc.	1,293	16,162
CMS Energy Corp. (a)	925	11,970
Consolidated Edison, Inc.	1,035	45,995
Dominion Resources, Inc.	1,445	108,072
DTE Energy Co.	754	30,718
Duke Energy Corp.	5,155	151,402
KeySpan Corp.	744	30,058
NiSource, Inc.	1,134	24,767
PG&E Corp.	1,447	56,838
Public Service Enterprise Group, Inc.	1,050	69,426
Sempra Energy	1,084	49,300
TECO Energy, Inc.	875	13,073
Xcel Energy, Inc.	1,707	32,740
		684,153
Total Common Stocks (cost of $37,906,032)		48,066,847
	Par
SHORT-TERM OBLIGATION—1.4%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Note maturing 02/15/14, market value of $719,100 (repurchase proceeds $702,257)	$702,000	702,000
Total Short-Term Obligation (cost of $702,000)		702,000
Total Investments—100.1% (cost of $38,608,032) (d)		48,768,847
Other Assets & Liabilities, Net—(0.1)%		(70,945)
Net Assets—100.0%		$48,697,902

See Accompanying Notes to Financial Statements.

9

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Investments in affiliates during the six months ended June 30, 2006:

Security name:	Bank of America Corp.
Shares as of 12/31/05:	18,622
Shares purchased:	3,009
Shares sold:	(2,551)
Shares as of 06/30/06:	19,080
Net realized gain:	$4,894
Dividend income earned:	$19,955
Value at end of period:	$917,748

(c)  Security pledged as collateral for open futures contracts.

(d)  Cost for federal income tax purposes is $38,608,032.

At June 30, 2006, the Fund held the following open long futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
S&P 500 Index	3	$959,550	$952,077	Jun-2006	$7,473

At June 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	21.1%
Information Technology	14.7
Health Care	12.1
Industrials	11.5
Consumer Discretionary	10.1
Energy	10.1
Consumer Staples	9.5
Utilities	3.3
Telecommunication Services	3.3
Materials	3.0
Short-Term Obligation	1.4
Other Assets & Liabilities, Net	(0.1)
100.0%

Acronym	Name
REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Unaffiliated investments, at cost	$38,022,725
Affiliated investments, at cost	585,307
Unaffiliated investments, at value	$47,851,099
Affiliated investments, at value	917,748
Cash	181
Receivable for:
Interest	85
Dividends	54,949
Deferred Trustees' compensation plan	6,564
Total Assets	48,830,626
Liabilities:
Expense reimbursement due to Investment Advisor	2,367
Payable for:
Investments purchased	2,971
Fund shares repurchased	68,089
Futures variation margin	2,400
Investment advisory fee	10,492
Transfer agent fee	11
Pricing and bookkeeping fees	291
Trustees' fees	211
Audit fee	14,848
Custody fee	5,396
Reports to shareholders	6,060
Distribution fee—Class B	10,768
Chief compliance officer expenses	956
Deferred Trustees' fees	6,564
Other liabilities	1,300
Total Liabilities	132,724
Net Assets	$48,697,902
Composition of Net Assets:
Paid-in capital	$42,617,103
Undistributed net investment income	926,198
Accumulated net realized loss	(5,013,687)
Net unrealized appreciation on:
Investments	10,160,815
Futures contracts	7,473
Net Assets	$48,697,902
Class A:
Net assets	$97,345
Shares outstanding	8,695
Net asset value per share	$11.20
Class B:
Net assets	$48,600,557
Shares outstanding	4,368,896
Net asset value per share	$11.12

See Accompanying Notes to Financial Statements.

11

Statement of Operations

Columbia S&P 500 Index Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Dividends	$456,126
Dividends from affiliates	19,955
Interest	8,510
Total Investment Income	484,591
Expenses:
Investment advisory fee	50,550
Distribution fee—Class B	63,065
Transfer agent fee	44
Pricing and bookkeeping fees	43,005
Trustees' fees	6,221
Custody fee	13,132
Audit fee	12,619
Chief compliance officer expenses (See Note 4)	1,973
Non-recurring costs (See Note 7)	179
Other expenses	9,759
Total Expenses	200,547
Fees and expenses waived or reimbursed by Investment Advisor	(16,176)
Non-recurring costs assumed by Investment Advisor (See Note 7)	(179)
Custody earnings credit	(167)
Net Expenses	184,025
Net Investment Income	300,566
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Unaffiliated investments	(319,665)
Affiliated investments	4,894
Futures contracts	(7,857)
Net realized loss	(322,628)
Net change in unrealized appreciation (depreciation) on:
Investments	1,257,539
Futures contracts	10,802
Net change in unrealized appreciation (depreciation)	1,268,341
Net Gain	945,713
Net Increase in Net Assets from Operations	$1,246,279

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets

Columbia S&P 500 Index Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$300,566	$633,721
Net realized loss on investments and futures contracts	(322,628)	(1,034,620)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	1,268,341	2,596,114
Net Increase from Operations	1,246,279	2,195,215
Share Transactions:
Class B:
Subscriptions	605,972	2,439,004
Redemptions	(5,680,167)	(6,845,177)
Net Decrease from Share Transactions	(5,074,195)	(4,406,173)
Total Decrease in Net Assets	(3,827,916)	(2,210,958)
Net Assets:
Beginning of period	52,525,818	54,736,776
End of period	$48,697,902	$52,525,818
Undistributed net investment income at end of period	$926,198	$625,632
Changes in Shares:
Class B:
Subscriptions	54,073	235,385
Redemptions	(509,848)	(652,279)
Net Decrease	(455,775)	(416,894)

See Accompanying Notes to Financial Statements.

13

Financial Highlights

Columbia S&P 500 Index Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2006 (a)		2005		2004	2003		2002	2001
Net Asset Value, Beginning of Period	$10.92		$10.45		$9.62	$7.59		$9.90	$11.31
Income from Investment Operations:
Net investment income (b)	0.08		0.15		0.14 (c)	0.09		0.09	0.07
Net realized and unrealized gain (loss) on investments and futures contracts	0.20		0.32		0.83	2.02		(2.32)	(1.42)
Total from Investment Operations	0.28		0.47		0.97	2.11		(2.23)	(1.35)
Less Distributions Declared to Shareholders:
From net investment income	—		—		(0.14)	(0.08)		(0.07)	(0.06)
Return of capital	—		—		—	—		(0.01)	—
Total Distributions Declared to Shareholders	—		—		(0.14)	(0.08)		(0.08)	(0.06)
Net Asset Value, End of Period	$11.20		$10.92		$10.45	$9.62		$7.59	$9.90
Total return (d)(e)	2.56	%(f)(g)	4.50	%(g)(h)	10.13%	27.80	%(g)	(22.55)%	(11.98	)%(g)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (i)	0.48	%(j)	0.44%		0.64%	0.69%		0.64%	0.75%
Net investment income (i)	1.44	%(j)	1.44%		1.42%	1.11%		0.99%	0.72%
Waiver/reimbursement	0.06	%(j)	0.01%		—	0.03%		—	0.28%
Portfolio turnover rate	3	%(f)	7%		6%	3%		17%	7%
Net assets, end of period (000's)	$97		$95		$91	$82		$65	$83

(a) On May 1, 2006, Liberty S&P 500 Index Fund, Variable Series was renamed Columbia S&P 500 Index Fund, Variable Series.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d) Total return at net asset value assuming all distributions reinvested.

(e) Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f) Not annualized.

(g) Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss due to a trading error. The reimbursement had an impact of less than 0.01% on the Fund's total return.

(i) The benefits derived from custody credits had an impact of less than 0.01%.

(j) Annualized.

See Accompanying Notes to Financial Statements.

14

Notes to Financial Statements

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia S&P 500 Index Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Effective May 1, 2006, Liberty S&P 500 Index Fund, Variable Series was renamed Columbia S&P 500 Index Fund, Variable Series. Prior to May 1, 2006, the Fund was organized as a series of Liberty Variable Investment Trust.

Investment Goal—The Fund seeks capital appreciation by matching the performance of a benchmark index that measures the investment returns of stocks of large U.S. companies.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts—The Fund may invest in futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks

15

Notes to Financial Statements (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions paid by real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$13,128,474
Unrealized depreciation	(2,967,659)
Net unrealized appreciation	$10,160,815

The following capital loss carryforwards, determined as of December 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$19,479
2009	243,840
2010	1,209,651
2011	9,406
2012	61,449
2013	717,217
$2,261,042

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee at the annual rate of 0.20% of the Fund's average daily net assets.

Columbia has voluntarily agreed to reduce the investment advisory fee by the annual rate of 0.064% of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time. For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.136% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

16

Notes to Financial Statements (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.170% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006 the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,198 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $1,397,372 and $6,223,230, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended June 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the

17

Notes to Financial Statements (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the

18

Notes to Financial Statements (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $179 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

19

Columbia Mid Cap Value Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class A

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment — and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

The views expressed in the President's Message and Portfolio Managers' Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006

Columbia Mid Cap Value Fund, Variable Series seeks long-term growth.

Diane L. Sobin, David I. Hoffman, Lori J. Ensinger and Noah Petrucci are co-managers of the fund.

Summary

•  For the six-month period ended June 30, 2006, Columbia Mid Cap Value Fund, Variable Series underperformed the Russell Midcap Value Index1. However, its return was higher than the average return for the Lipper Variable Underlying Funds Mid-Cap Core Category2. Strong performance from industrials, financials and energy holdings helped the fund outpace its peers. The fund had less exposure during the period than the index to two strong-performing areas—consumer staples and real estate investment trusts (REITs)—which generally accounted for its shortfall against the index.

•  Several of the fund's holdings in the industrials sector benefited from growth in long-term infrastructure projects and worldwide economic expansion. The fund's relatively light exposure to homebuilders and other housing related stocks also was a boon, as these issues suffered due to weakness in the housing market. Within consumer staples, the fund did not hold the strongest performer in the sector, Archer Daniels Midland Company, which detracted from performance.

•  During the first four months of the year, the markets were driven by global industrial growth, and stocks that were affected most by positive changes in economic activity were the direct beneficiaries of this trend. Later in the period, fears of continued rising interest rates and business costs caused investors to shift to more defensive sectors. Against this backdrop, we remained focused on companies that we believe have the potential for revenue growth and operational efficiency that could increase and sustain profitability.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2006, and are subject to change.

1  The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales load.

1

Performance Information

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	Life
Class A (05/30/00)	5.90	14.81	8.68	10.13
Russell Midcap
Value Index[1]	7.02	14.25	13.01	14.16

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
Class A	19.84	21.01

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

1 Index performance for the life of the fund is from May 30, 2000.

2

Understanding Your Expenses

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 – 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,058.96	1,019.84	5.11	5.01	1.00

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—98.6%
Consumer Discretionary—8.9%
Auto Components—1.4%
BorgWarner, Inc.	4,200	$273,420
Johnson Controls, Inc.	3,900	320,658
		594,078
Hotels, Restaurants & Leisure—2.3%
Burger King Holdings, Inc. (a)	5,096	80,262
Harrah's Entertainment, Inc.	3,100	220,658
OSI Restaurant Partners, Inc.	5,700	197,220
Starwood Hotels & Resorts Worldwide, Inc.	8,400	506,856
		1,004,996
Media—0.9%
Dow Jones & Co., Inc.	11,800	413,118
Multiline Retail—1.7%
Federated Department Stores, Inc.	9,508	347,993
J.C. Penney Co., Inc.	5,500	371,305
		719,298
Specialty Retail—2.6%
Office Depot, Inc. (a)	13,000	494,000
Pacific Sunwear of California, Inc. (a)	11,800	211,574
TJX Companies., Inc.	17,900	409,194
		1,114,768
Consumer Staples—8.1%
Beverages—1.7%
Coca-Cola Enterprises, Inc.	5,400	109,998
Fomento Economico Mexicano SA de CV, ADR	3,700	309,764
Pepsi Bottling Group, Inc.	10,600	340,790
		760,552
Food & Staples Retailing—2.7%
Kroger Co.	27,000	590,220
SUPERVALU, Inc.	18,400	564,880
		1,155,100
Food Products—2.0%
Dean Foods Co. (a)	15,300	569,007
Tyson Foods, Inc., Class A	19,800	294,228
		863,235
Household Products—1.2%
Clorox Co.	8,900	542,633
Personal Products—0.5%
Estee Lauder Companies, Inc., Class A	5,500	212,685
Energy—5.5%
Energy Equipment & Services—1.5%
National-Oilwell Varco, Inc. (a)	1,675	106,061
Technip SA, ADR	4,200	231,504
Tidewater, Inc.	6,100	300,120
		637,685

	Shares	Value
Oil, Gas & Consumable Fuels—4.0%
Hess Corp.	7,500	$396,375
Marathon Oil Corp.	1,182	98,460
Murphy Oil Corp.	2,400	134,064
Newfield Exploration Co. (a)	6,300	308,322
Tesoro Corp.	2,300	171,028
Williams Companies, Inc.	20,100	469,536
XTO Energy, Inc.	3,988	176,549
		1,754,334
Financials—30.0%
Capital Markets—0.7%
Nuveen Investments, Inc., Class A	7,500	322,875
Commercial Banks—11.4%
Bank of Hawaii Corp.	9,500	471,200
City National Corp.	7,600	494,684
Comerica, Inc.	10,400	540,696
Cullen/Frost Bankers, Inc.	8,900	509,970
Marshall & Ilsley Corp.	14,000	640,360
Mercantile Bankshares Corp.	9,300	331,731
SVB Financial Group (a)	9,100	413,686
TCF Financial Corp.	11,900	314,755
UnionBanCal Corp.	7,700	497,343
Whitney Holding Corp.	7,900	279,423
Zions Bancorporation	5,500	428,670
		4,922,518
Diversified Financial Services—1.0%
CIT Group, Inc.	8,200	428,778
Insurance—7.8%
ACE Ltd.	4,400	222,596
Ambac Financial Group, Inc.	8,150	660,965
Axis Capital Holdings Ltd.	7,500	214,575
Conseco, Inc. (a)	18,200	420,420
Genworth Financial, Inc., Class A	13,600	473,824
Lincoln National Corp.	6,300	355,572
Loews Corp.	10,200	361,590
Old Republic International Corp.	16,000	341,920
Platinum Underwriters Holdings Ltd.	11,500	321,770
		3,373,232
Real Estate Investment Trusts (REITs)—5.8%
Archstone-Smith Trust, REIT	6,100	310,307
Boston Properties, Inc., REIT	5,100	461,040
Equity Office Properties Trust, REIT	15,000	547,650
General Growth Properties, Inc., REIT	7,200	324,432
Host Hotels & Resorts, Inc., REIT	15,701	343,381
ProLogis Trust, REIT	10,196	531,415
		2,518,225
Thrifts & Mortgage Finance—3.3%
Golden West Financial Corp.	6,200	460,040
PMI Group Inc.	12,000	534,960
Sovereign Bancorp, Inc.	22,155	449,968
		1,444,968

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Health Care—5.0%
Health Care Equipment & Supplies—0.8%
Hospira, Inc. (a)	8,700	$373,578
Health Care Providers & Services—2.2%
CIGNA Corp.	4,900	482,699
Community Health Systems, Inc. (a)	5,900	216,825
Universal Health Services, Inc., Class B	5,200	261,352
		960,876
Life Sciences Tools & Services—1.2%
Millipore Corp. (a)	4,700	296,053
Varian, Inc. (a)	5,100	211,701
		507,754
Pharmaceuticals—0.8%
Shire PLC, ADR	7,700	340,571
Industrials—12.1%
Aerospace & Defense—0.7%
L-3 Communications Holdings, Inc.	4,300	324,306
Commercial Services & Supplies—0.6%
Avery Dennison Corp.	4,300	249,658
Construction & Engineering—1.0%
Fluor Corp.	2,400	223,032
Jacobs Engineering Group, Inc. (a)	2,775	221,001
		444,033
Electrical Equipment—1.0%
Cooper Industries Ltd., Class A	4,700	436,724
Industrial Conglomerates—1.6%
McDermott International, Inc. (a)	5,250	238,718
Textron, Inc.	4,800	442,464
		681,182
Machinery—4.8%
Barnes Group, Inc.	10,618	211,829
Dover Corp.	7,000	346,010
Eaton Corp.	4,575	344,955
Harsco Corp.	3,400	265,064
Ingersoll-Rand Co., Ltd., Class A	5,300	226,734
Kennametal, Inc.	5,600	348,600
Parker Hannifin Corp.	4,300	333,680
		2,076,872
Marine—0.8%
Alexander & Baldwin, Inc.	7,500	332,025
Road & Rail—1.6%
Canadian Pacific Railway Ltd.	7,100	363,094
Norfolk Southern Corp.	6,300	335,286
		698,380
Information Technology—7.9%
Communications Equipment—0.4%
CommScope, Inc. (a)	5,900	185,378

	Shares	Value
Electronic Equipment & Instruments—3.2%
Agilent Technologies, Inc. (a)	12,700	$400,812
Arrow Electronics, Inc. (a)	13,200	425,040
Mettler-Toledo International, Inc. (a)	3,600	218,052
Tektronix, Inc.	12,100	355,982
		1,399,886
IT Services—0.4%
Mastercard, Inc., Class A (a)	3,779	181,392
Semiconductors & Semiconductor Equipment—2.6%
ATI Technologies, Inc. (a)	9,500	138,700
Fairchild Semiconductor International, Inc. (a)	12,100	219,857
Freescale Semiconductor, Inc., Class A (a)	7,900	229,100
KLA-Tencor Corp.	4,400	182,908
Lam Research Corp. (a)	2,800	130,536
Novellus Systems, Inc. (a)	4,400	108,680
NVIDIA Corp. (a)	5,200	110,708
		1,120,489
Software—1.3%
Activision, Inc. (a)	11,300	128,594
Cadence Design Systems, Inc. (a)	10,300	176,645
Electronic Arts, Inc. (a)	3,100	133,424
Synopsys, Inc. (a)	5,100	95,727
		534,390
Materials—9.2%
Chemicals—4.6%
Air Products & Chemicals, Inc.	6,800	434,656
Ashland, Inc.	3,800	253,460
Cytec Industries, Inc.	3,900	209,274
Nalco Holding Co. (a)	14,600	257,398
PPG Industries, Inc.	6,100	402,600
Rohm & Haas Co.	8,800	441,056
		1,998,444
Construction Materials—1.7%
Cemex SA de CV, ADR (a)	3,702	210,904
Martin Marietta Materials, Inc.	2,900	264,335
Vulcan Materials Co.	3,325	259,350
		734,589
Containers & Packaging—1.4%
Crown Holdings, Inc. (a)	21,000	326,970
Packaging Corp. of America	11,900	262,038
		589,008
Metals & Mining—1.5%
Allegheny Technologies, Inc.	3,500	242,340
Freeport-McMoRan Copper & Gold, Inc., Class B	4,100	227,181
Nucor Corp.	3,500	189,875
		659,396

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Utilities—11.9%
Electric Utilities—6.0%
Edison International	16,400	$639,600
Entergy Corp.	10,600	749,950
FPL Group, Inc.	9,000	372,420
Hawaiian Electric Industries, Inc.	8,000	223,280
PPL Corp.	19,800	639,540
		2,624,790
Gas Utilities—0.7%
AGL Resources, Inc.	7,600	289,712
Independent Power Producers & Energy Traders—0.6%
AES Corp. (a)	14,400	265,680
Multi-Utilities—4.6%
Energy East Corp.	11,300	270,409
PG&E Corp.	23,000	903,440
Sempra Energy	8,500	386,580
Wisconsin Energy Corp.	10,700	431,210
		1,991,639
Total Common Stocks (cost of $35,734,831)		42,783,830
	Par
SHORT-TERM OBLIGATION—0.5%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Note maturing 02/15/14, market value of $202,100 (repurchase proceeds $195,072)	$195,000	195,000
Total Short-Term Obligation (cost of $195,000)		195,000
Total Investments—99.1% (cost of $35,929,831)(b)		42,978,830
Other Assets & Liabilities, Net—0.9%		410,816
Net Assets—100.0%		$43,389,646

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $35,929,831.

At June 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	30.0%
Industrials	12.1
Utilities	11.9
Materials	9.2
Consumer Discretionary	8.9
Consumer Staples	8.1
Information Technology	7.9
Energy	5.5
Health Care	5.0
Short-Term Obligation	0.5
Other Assets & Liabilities, Net	0.9
100.0%

Acronym	Name
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

6

Statement of Assets & Liabilities

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Investments, at cost	$35,929,831
Investments, at value	$42,978,830
Cash	365
Receivable for:
Investments sold	655,159
Fund shares sold	121
Interest	24
Dividends	58,440
Expense reimbursement due from Distributor	6,104
Deferred Trustees' compensation plan	6,192
Other assets	3
Total Assets	43,705,238
Liabilities:
Payable for:
Investments purchased	124,576
Fund shares repurchased	123,096
Investment advisory fee	24,235
Transfer agent fee	92
Pricing and bookkeeping fees	4,162
Audit fee	15,191
Custody fee	1,689
Distribution fee—Class B	8,600
Chief compliance officer expenses	947
Deferred Trustees' fees	6,192
Other liabilities	6,812
Total Liabilities	315,592
Net Assets	$43,389,646
Composition of Net Assets:
Paid-in capital	$25,114,834
Undistributed net investment income	352,694
Accumulated net realized gain	10,873,111
Net unrealized appreciation on:
Investments	7,048,999
Foreign currency translations	8
Net Assets	$43,389,646
Class A:
Net assets	$2,048,696
Shares outstanding	97,511
Net asset value per share	$21.01
Class B:
Net assets	$41,340,950
Shares outstanding	1,974,617
Net asset value per share	$20.94

See Accompanying Notes to Financial Statements.

7

Statement of Operations

Columbia Mid Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Dividends	$369,866
Interest	16,093
Total Investment Income (net of foreign taxes withheld of $989)	385,959
Expenses:
Investment advisory fee	155,523
Distribution fee—Class B	53,012
Transfer agent fee	62
Pricing and bookkeeping fees	30,175
Trustees' fees	5,220
Custody fee	5,288
Chief compliance officer expenses (See Note 4)	1,946
Non-recurring costs (See Note 7)	158
Other expenses	23,387
Total Expenses	274,771
Fees reimbursed by Distributor—Class B	(31,131)
Non-recurring costs assumed by Investment Advisor (See Note 7)	(158)
Custody earnings credit	(133)
Net Expenses	243,349
Net Investment Income	142,610
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain on:
Investments	3,841,664
Foreign currency transactions	27
Net realized gain	3,841,691
Net change in unrealized appreciation (depreciation) on:
Investments	(1,427,060)
Foreign currency translations	8
Net change in unrealized appreciation (depreciation)	(1,427,052)
Net Gain	2,414,639
Net Increase in Net Assets from Operations	$2,557,249

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets

Columbia Mid Cap Value Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$142,610	$231,554
Net realized gain on investments and foreign currency transactions	3,841,691	7,089,926
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,427,052)	(2,448,970)
Net Increase from Operations	2,557,249	4,872,510
Share Transactions:
Class A:
Subscriptions	180,323	377,451
Redemptions	(164,633)	(285,408)
Net Increase	15,690	92,043
Class B:
Subscriptions	833,959	1,962,815
Redemptions	(3,348,748)	(6,332,684)
Net Decrease	(2,514,789)	(4,369,869)
Net Decrease from Share Transactions	(2,499,099)	(4,277,826)
Total Increase in Net Assets	58,150	594,684
Net Assets:
Beginning of period	43,331,496	42,736,812
End of period	$43,389,646	$43,331,496
Undistributed net investment income at end of period	$352,694	$210,084
Changes in Shares:
Class A:
Subscriptions	8,752	20,615
Redemptions	(7,806)	(15,323)
Net Increase	946	5,292
Class B:
Subscriptions	39,755	107,646
Redemptions	(159,594)	(344,887)
Net Decrease	(119,839)	(237,241)

See Accompanying Notes to Financial Statements.

9

Financial Highlights

Columbia Mid Cap Value Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2006(a)		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$19.84		$17.66		$15.42	$12.12	$13.66	$13.24
Income from Investment Operations:
Net investment income (b)	0.08		0.14		0.08	0.05	0.03	0.05
Net realized and unrealized gain (loss) on investments	1.09		2.04		2.32	3.30	(1.54)	0.42
Total from Investment Operations	1.17		2.18		2.40	3.35	(1.51)	0.47
Less Distributions Declared to Shareholders:
From net investment income	—		—		(0.08)	(0.05)	(0.03)	(0.03)
From net realized gains	—		—		(0.08)	—	—	(0.02)
Total Distributions Declared to Shareholders	—		—		(0.16)	(0.05)	(0.03)	(0.05)
Net Asset Value, End of Period	$21.01		$19.84		$17.66	$15.42	$12.12	$13.66
Total return (c)(d)	5.90	%(e)	12.34	%(f)	15.59%	27.61%	(11.07)%	3.55	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	1.00	%(h)	0.94%		0.86%	0.95%	0.93%	1.10%
Net investment income (g)	0.75	%(h)	0.70%		0.47%	0.35%	0.26%	0.34%
Waiver/reimbursement	—		—	%(i)	—	—	—	0.48%
Portfolio turnover rate	37	%(e)	64%		17%	12%	21%	15%
Net assets, end of period (000's)	$2,049		$1,915		$1,612	$1,418	$632	$115

(a)  On May 1, 2006, Liberty Select Value Fund, Variable Series was renamed Columbia Mid Cap Value Fund, Variable Series.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Not annualized.

(f)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

10

Notes to Financial Statements

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia Mid Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Effective May 1, 2006, Liberty Select Value Fund, Variable Series was renamed Columbia Mid Cap Value Fund, Variable Series. Prior to May 1, 2006, the Fund was organized as a series of Liberty Variable Investment Trust.

Investment Goal—The Fund seeks long-term growth.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are

11

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

recorded on the ex-date. Distributions paid by real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Foreign Currency Transactions — The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$7,872,153
Unrealized depreciation	(823,154)
Net unrealized appreciation	$7,048,999

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.70%
$500 million to $1 billion	0.65%
Over $1 billion	0.60%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.70% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during

12

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.136% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006 the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia and the Distributor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10% annually of the Fund's average daily net assets. For Class B shares, the Distributor will first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.10% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may revise or discontinue this arrangement any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,194 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $16,266,137 and $18,552,211, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The

13

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended June 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Foreign Securities — There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Industry Focus—The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds

14

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $158 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

15

Columbia Small Company Growth Fund, Variable Series

Columbia Funds Variable Insurance Trust

Class A

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment — and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

The views expressed in the President's Message and Portfolio Managers' Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Small Company Growth Fund, Variable Series / June 30, 2006

Columbia Small Company Growth Fund, Variable Series seeks long-term growth.

Daniel H. Cole, Paul J. Berlinguet, Daniele M. Donahoe, Jon Michael Morgan and Clifford D. Siverd are co-managers of the fund.

Summary

•  For the six-month period ended June 30, 2006, Columbia Small Company Growth Fund, Variable Series outperformed the Russell 2000 Growth Index1 and the average return of the fund's peer group, the Lipper Variable Underlying Funds Small-Cap Growth Category.2 Superior stock selection within the information technology, energy, and industrial sectors helped the fund achieve an above-average return.

•  We were successful in identifying companies that benefited in a trickle-down fashion from the strength of the national economy. Within the energy sector, we focused on oil service companies such as Tetra Technologies and Superior Energy Services (1.1% and 1.3% of net assets, respectively), which provide a variety of services to aid energy companies in the exploration and production of oil and natural gas. Within industrials, the fund benefited by owning companies such as Wabtec and HUB Group (2.5% and 1.2% of net assets, respectively), which enjoyed higher revenues as bigger rail companies sought to upgrade their infrastructure and streamline their operations.

Electronics manufacturers such as Plexus Corporation also aided the portfolio. In keeping with our investment style, we added to our positions in these companies as their competitive positions improved, although price considerations led us to sell several holdings, including Plexus, during the second quarter.

Financial services holdings detracted from performance. We had above-average exposure to capital markets companies that were hurt by the decline in the overall market in May and June. We responded by shifting toward commercial banks and other interest-rate sensitive sectors. These areas gained appeal during the period based on a widening belief that the Federal Reserve Board could be close to the end of its cycle of short-term interest rate hikes.

•  Although economic growth may slow, we remain optimistic on the economy's prospects and opportunities for small-cap stocks, in particular.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Holdings are disclosed as of June 30, 2006, and are subject to change.

1  The Russell 2000 Growth Index tracks the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Small Company Growth Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (01/01/89)	9.67	16.87	4.49	5.30
Russell 2000 Growth Index	6.07	14.58	3.49	4.12

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
Class A	11.37	12.47

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Small Company Growth Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 – 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,097.64	1,020.83	4.16	4.01	0.80

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Small Company Growth Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—96.3%
Consumer Discretionary—17.1%
Diversified Consumer Services—3.6%
Jackson Hewitt Tax Service, Inc.	14,450	$453,008
Sotheby's (a)	37,690	989,363
Steiner Leisure Ltd. (a)	28,750	1,136,487
Strayer Education, Inc.	9,019	875,925
		3,454,783
Hotels, Restaurants & Leisure—3.8%
California Pizza Kitchen, Inc. (a)	17,160	471,557
Isle of Capris Casinos, Inc. (a)	33,025	847,091
Ruth's Chris Steak House (a)	36,400	743,288
Scientific Games Corp., Class A (a)	6,530	232,599
Shuffle Master, Inc. (a)	26,430	866,375
Trump Entertainment Resorts, Inc. (a)	23,080	465,062
		3,625,972
Household Durables—0.8%
Desarrolladora Homex SA de CV, ADR (a)	21,850	716,899
Internet & Catalog Retail—2.7%
Coldwater Creek, Inc. (a)	35,465	949,043
NetFlix, Inc. (a)	12,430	338,220
Nutri/System, Inc. (a)	12,430	772,276
Priceline.com, Inc. (a)	19,630	586,152
		2,645,691
Media—1.3%
Focus Media Holding Ltd., ADR (a)	19,460	1,268,014
Specialty Retail—4.0%
DSW, Inc., Class A (a)	18,470	672,677
GameStop Corp., Class A (a)	29,460	1,237,320
Guess ?, Inc. (a)	5,460	227,955
Gymboree Corp. (a)	6,800	236,368
Select Comfort Corp. (a)	23,400	537,498
Too, Inc. (a)	25,990	997,756
		3,909,574
Textiles, Apparel & Luxury Goods—0.9%
Carter's, Inc. (a)	34,280	906,020
Energy—9.0%
Energy Equipment & Services—4.0%
Dril-Quip, Inc. (a)	3,580	295,135
Hydril (a)	10,604	832,626
Oil States International, Inc. (a)	13,450	461,066
Superior Energy Services, Inc. (a)	36,535	1,238,536
Tetra Technologies, Inc. (a)	35,109	1,063,452
		3,890,815
Oil, Gas & Consumable Fuels—5.0%
Denbury Resources, Inc. (a)	14,800	468,716
Foundation Coal Holdings, Inc.	12,510	587,094
Frontier Oil Corp.	27,070	877,068
Parallel Petroleum Corp. (a)	36,460	900,927
World Fuel Services Corp.	42,400	1,937,256
		4,771,061

	Shares	Value
Financials—8.6%
Capital Markets—3.4%
Affiliated Managers Group, Inc. (a)	15,052	$1,307,868
Calamos Asset Management, Inc., Class A	22,546	653,609
GFI Group, Inc. (a)	5,960	321,542
Greenhill & Co., Inc.	7,080	430,181
optionsXpress Holdings, Inc.	24,010	559,673
		3,272,873
Commercial Banks—2.2%
First Republic Bank	14,580	667,764
Hancock Holding Co.	14,570	815,920
Sterling Bancshares Inc.	32,010	600,187
		2,083,871
Consumer Finance—1.2%
Advanta Corp., Class B	7,310	262,795
Cash America International, Inc.	15,330	490,560
First Cash Financial Services, Inc. (a)	22,780	449,905
		1,203,260
Real Estate Investment Trusts (REITs)—0.5%
Alexandria Real Estate Equities, Inc., REIT	2,740	242,983
Washington Real Estate Investment Trust, REIT	7,190	263,873
		506,856
Real Estate Management & Development—1.3%
Jones Lang LaSalle, Inc.	14,830	1,298,366
Health Care—16.7%
Biotechnology—3.2%
Alkermes, Inc. (a)	15,020	284,178
Amylin Pharmaceuticals, Inc. (a)	15,273	754,028
Arena Pharmaceuticals, Inc. (a)	28,180	326,325
Cubist Pharmaceuticals, Inc. (a)	10,547	265,574
Digene Corp. (a)	23,380	905,741
Myogen, Inc. (a)	4,630	134,270
Senomyx, Inc. (a)	27,503	396,868
		3,066,984
Health Care Equipment & Supplies—5.0%
American Medical Systems Holdings, Inc. (a)	7	116
Aspect Medical Systems, Inc. (a)	13,399	233,679
Haemonetics Corp. (a)	11,884	552,725
Hologic, Inc. (a)	5,357	264,421
Intuitive Surgical, Inc. (a)	5,485	647,065
Kyphon, Inc. (a)	17,760	681,274
Meridian Bioscience, Inc.	42,122	1,050,944
Neurometrix, Inc. (a)	15,960	486,142
SonoSite, Inc. (a)	15,620	609,805
West Pharmaceutical Services, Inc.	9,442	342,556
		4,868,727
Health Care Providers & Services—4.7%
Centene Corp. (a)	24,590	578,603
HealthExtras, Inc. (a)	21,735	656,832

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Pediatrix Medical Group, Inc. (a)	20,375	$922,987
Psychiatric Solutions, Inc. (a)	30,730	880,722
VCA Antech, Inc. (a)	20,441	652,681
WellCare Health Plans, Inc. (a)	18,464	905,659
		4,597,484
Health Care Technology—0.6%
Allscripts Healthcare Solutions, Inc. (a)	34,380	603,369
Life Sciences Tools & Services—2.4%
Dionex Corp. (a)	10,530	575,570
Illumina, Inc. (a)	24,238	718,899
Nektar Therapeutics (a)	30,302	555,739
Ventana Medical Systems, Inc. (a)	9,720	458,589
		2,308,797
Pharmaceuticals—0.8%
Hi-Tech Pharmacal Co., Inc. (a)	22,628	374,946
New River Pharmaceuticals, Inc. (a)	12,530	357,105
		732,051
Industrials—16.6%
Aerospace & Defense—0.6%
Hexcel Corp. (a)	37,740	592,895
Air Freight & Logistics—2.2%
EGL, Inc. (a)	15,781	792,206
HUB Group, Inc., Class A (a)	45,964	1,127,497
UTI Worldwide, Inc.	9,170	231,359
		2,151,062
Commercial Services & Supplies—1.6%
Kenexa Corp. (a)	20,244	644,772
Waste Connections, Inc. (a)	24,260	883,064
		1,527,836
Construction & Engineering—0.6%
Quanta Services, Inc. (a)	33,030	572,410
Electrical Equipment—2.9%
Belden CDT, Inc.	3,122	103,182
Evergreen Solar, Inc. (a)	24,770	321,515
General Cable Corp. (a)	68,474	2,396,590
		2,821,287
Machinery—4.9%
Actuant Corp., Class A	9,159	457,492
Manitowoc Co., Inc.	14,960	665,720
Nordson Corp.	8,910	438,194
Trinity Industries, Inc.	18,676	754,510
Wabtec Corp.	64,209	2,401,417
		4,717,333
Marine—1.4%
American Commercial Lines, Inc. (a)	9,860	594,065
Kirby Corp. (a)	19,100	754,450
		1,348,515
Road & Rail—1.3%
Landstar System, Inc.	18,223	860,672
Old Dominion Freight Line, Inc. (a)	9,566	359,586
		1,220,258

	Shares	Value
Trading Companies & Distributors—1.1%
H&E Equipment Services, Inc. (a)	15,860	$467,077
WESCO International, Inc. (a)	9,340	644,460
		1,111,537
Information Technology—24.9%
Communications Equipment—4.9%
AudioCodes Ltd. (a)	51,334	559,541
CommScope, Inc. (a)	49,090	1,542,408
F5 Networks, Inc. (a)	8,690	464,741
Foundry Networks, Inc. (a)	23,103	246,278
NICE Systems Ltd., ADR (a)	36,790	1,035,270
Polycom, Inc. (a)	39,210	859,483
		4,707,721
Computers & Peripherals—0.5%
Stratasys, Inc. (a)	16,480	485,501
Electronic Equipment & Instruments—4.7%
Anixter International, Inc.	12,580	597,047
Daktronics, Inc.	20,556	593,452
Global Imaging Systems, Inc. (a)	11,581	478,064
Itron, Inc. (a)	20,270	1,201,200
Rogers Corp. (a)	12,380	697,489
Trimble Navigation Ltd. (a)	10,490	468,273
TTM Technologies, Inc. (a)	36,581	529,327
		4,564,852
Internet Software & Services—1.5%
aQuantive, Inc. (a)	27,624	699,716
Digitas, Inc. (a)	61,425	713,758
		1,413,474
IT Services—1.8%
Euronet Worldwide, Inc. (a)	17,320	664,569
Keane, Inc. (a)	32,750	409,375
MPS Group, Inc. (a)	45,820	690,049
		1,763,993
Semiconductors & Semiconductor Equipment—6.2%
Atheros Communications, Inc. (a)	40,369	765,396
Cymer, Inc. (a)	24,105	1,119,919
Mindspeed Technologies, Inc. (a)	192,600	464,166
Netlogic Microsystems, Inc. (a)	12,920	416,670
PMC-Sierra, Inc. (a)	29,900	281,060
Silicon Laboratories, Inc. (a)	26,960	947,644
SiRF Technology Holdings, Inc. (a)	41,300	1,330,686
Tessera Technologies, Inc. (a)	23,060	634,150
Virage Logic Corp. (a)	7,064	66,331
		6,026,022
Software—5.3%
ANSYS, Inc. (a)	15,923	761,438
FactSet Research Systems, Inc.	5,140	243,122
Kronos Inc. (a)	12,542	454,146
Macrovision Corp. (a)	22,238	478,562
MICROS Systems, Inc. (a)	13,019	568,670
Open Solutions, Inc. (a)	20,617	548,618
Progress Software Corp. (a)	19,627	459,468

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Quality Systems, Inc.	16,110	$593,170
Secure Computing Corp. (a)	33,878	291,351
Transaction Systems Architects, Inc. (a)	18,010	750,837
		5,149,382
Materials—1.6%
Chemicals—0.6%
Symyx Technologies, Inc. (a)	22,917	553,445
Metals & Mining—1.0%
Coeur d'Alene Mines Corp. (a)	60,540	291,197
Reliance Steel & Aluminum Co.	8,990	745,721
		1,036,918
Telecommunication Services—1.8%
Wireless Telecommunication Services—1.8%
Dobson Communications Corp., Class A (a)	116,556	900,978
SBA Communications Corp., Class A (a)	31,644	827,175
		1,728,153
Total Common Stocks (cost of $84,364,600)		93,224,061
	Par
SHORT-TERM OBLIGATION—3.9%
Repurchase agreement with State Street Bank & Trust Co. dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Bond maturing 02/15/14, market value of $3,825,800 (repurchase proceeds $3,749,374)	$3,748,000	3,748,000
Total Short-Term Obligation (cost of $3,748,000)		3,748,000
Total Investments—100.2% (cost of $88,112,600) (b)		96,972,061
Other Assets & Liabilities, Net—(0.2)%		(188,813)
Net Assets—100.0%		$96,783,248

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $88,112,600.

At June 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	24.9%
Consumer Discretionary	17.1
Health Care	16.7
Industrials	16.6
Energy	9.0
Financials	8.6
Telecommunication Services	1.8
Materials	1.6
Short-Term Obligation	3.9
Other Assets & Liabilities, Net	(0.2)
100.0%

Acronym	Name
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities

Columbia Small Company Growth Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Investments, at cost	$88,112,600
Investments, at value	$96,972,061
Cash	806
Receivable for:
Investments sold	3,893,899
Interest	458
Dividends	7,389
Deferred Trustees' compensation plan	8,460
Other assets	26
Total Assets	100,883,099
Liabilities:
Expense reimbursement due to Investment Advisor	179
Payable for:
Investments purchased	3,659,196
Fund shares repurchased	216,120
Investment advisory fee	38,879
Administration fee	11,414
Transfer agent fee	16
Pricing and bookkeeping fees	4,223
Trustees' fees	262
Custody fee	1,634
Chief compliance officer expenses	964
Deferred Trustees' fees	8,460
Other liabilities	158,504
Total Liabilities	4,099,851
Net Assets	$96,783,248
Composition of Net Assets:
Paid-in capital	$100,657,929
Accumulated net investment loss	(188,263)
Accumulated net realized loss	(12,545,879)
Net unrealized appreciation on investments	8,859,461
Net Assets	$96,783,248
Class A:
Net assets	$96,782,036
Shares outstanding	7,759,558
Net asset value per share	$12.47
Class B:
Net assets	$1,212
Shares outstanding	98
Net asset value per share	$12.37

See Accompanying Notes to Financial Statements.

7

Statement of Operations

Columbia Small Company Growth Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Dividends	$57,802
Interest	39,463
Total Investment Income	97,265
Expenses:
Investment advisory fee	174,632
Administration fee	52,389
Distribution fee—Class B	2
Transfer agent fee	150
Pricing and bookkeeping fees	31,623
Trustees' fees	6,410
Custody fee	12,121
Chief compliance officer expenses (See Note 4)	1,980
Non-recurring costs (See Note 7)	247
Other expenses	23,600
Total Expenses	303,154
Fees and expenses waived or reimbursed by Investment Advisor	(22,844)
Non-recurring costs assumed by Investment Advisor (See Note 7)	(247)
Custody earnings credit	(1,198)
Net Expenses	278,865
Net Investment Loss	(181,600)
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	8,613,280
Net change in unrealized appreciation (depreciation) on investments	(6,847,283)
Net Gain	1,765,997
Net Increase in Net Assets from Operations	$1,584,397

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets

Columbia Small Company Growth Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment loss	$(181,600)	$(239,853)
Net realized gain on investments	8,613,280	7,063,164
Net change in unrealized appreciation (depreciation) on investments	(6,847,283)	(5,849,071)
Net Increase from Operations	1,584,397	974,240
Share Transactions:
Class A:
Subscriptions	1,455,520	2,336,290
Proceeds received in connection with merger	49,662,800	—
Redemptions	(7,612,992)	(13,804,937)
Net Increase (Decrease) from Share Transactions	43,505,328	(11,468,647)
Total Increase (Decrease) in Net Assets	45,089,725	(10,494,407)
Net Assets:
Beginning of period	51,693,523	62,187,930
End of period	$96,783,248	$51,693,523
Accumulated net investment loss at end of period	$(188,263)	$(6,663)
Changes in Shares:
Class A:
Subscriptions	114,509	218,938
Issued in connection with merger	3,704,518	—
Redemptions	(604,367)	(1,292,289)
Net Increase (Decrease)	3,214,660	(1,073,351)

See Accompanying Notes to Financial Statements.

9

Financial Highlights

Columbia Small Company Growth Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2006 (a)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.37		$11.07	$9.93	$6.88	$9.10	$19.08
Income from Investment Operations:
Net investment loss (b)	(0.03)		(0.05)	(0.06)	(0.05)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	1.13		0.35	1.20	3.10	(2.18)	(2.31)
Total from Investment Operations	1.10		0.30	1.14	3.05	(2.22)	(2.34)
Less Distributions Declared to Shareholders:
From net realized gains	—		—	—	—	—	(7.64)
Net Asset Value, End of Period	$12.47		$11.37	$11.07	$9.93	$6.88	$9.10
Total return (c)(d)(e)	9.67	%(f)	2.71%	11.48%	44.33%	(24.40)%	(10.03)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	0.80	%(h)	0.80%	0.80%	0.80%	0.80%	0.82%
Net investment loss (g)	(0.52	)%(h)	(0.44)%	(0.61)%	(0.62)%	(0.57)%	(0.32)%
Waiver/reimbursement	0.07	%(h)	0.08%	0.02%	0.03%	0.02%	0.04%
Portfolio turnover rate	77	%(f)	138%	41%	117%	117%	146%
Net assets, end of period (000's)	$96,782		$51,692	$62,187	$64,157	$48,932	$79,295

(a)  On May 1, 2006, Liberty Small Company Growth Fund, Variable Series was renamed Columbia Small Company Growth Fund, Variable Series.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

10

Notes to Financial Statements

Columbia Small Company Growth Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia Small Company Growth Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust") is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Effective May 1, 2006, Liberty Small Company Growth Fund, Variable Series was renamed Columbia Small Company Growth Fund, Variable Series and the Trust changed its name from SteinRoe Variable Investment Trust.

Investment Goal—The Fund seeks long-term growth.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions paid by real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investment. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

11

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2006 (Unaudited)

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$13,184,776
Unrealized depreciation	(4,325,315)
Net unrealized appreciation	$8,859,461

The following capital loss carryforwards, determined as of December 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$74,235
2009	10,954,382
2010	10,080,251
$21,108,868

Of the capital loss carryforwards attributable to the Fund, $553,660 ($74,235 expiring 12/31/08, $368,693 expiring 12/31/09 and $110,732 expiring 12/31/10) remain from the Fund's merger with Galaxy VIP Small Company Growth Fund. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

Capital loss carryforwards of $7,007,071 were utilized during the year ended December 31, 2005.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $1.5 billion	0.45%
Over $1.5 billion	0.40%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.091% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

12

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2006 (Unaudited)

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. The Fund's fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,198 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $56,476,133 and $64,879,966, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended June 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Industry Focus—The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including

13

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2006 (Unaudited)

the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $247 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

14

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2006 (Unaudited)

Note 8. Business Combinations and Mergers

On May 1, 2006, Nations Small Company Portfolio, a series of Nations Separate Account Trust, merged into Liberty Small Company Growth Fund, Variable Series. Liberty Small Company Growth Fund, Variable Series was then renamed Columbia Small Company Growth Fund, Variable Series. Liberty Small Company Growth Fund, Variable Series received a tax-free transfer of assets from Nations Small Company Portfolio as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation[1]
3,704,518	$49,662,800	$10,847,777
Net Assets of Liberty Small Company Growth Fund, Variable Series Prior to Combination	Net Assets of Nations Small Company Portfolio Immediately Prior to Combination	Net Assets of Liberty Small Company Growth Fund, Variable Series Immediately After Combination
$57,437,741	$49,662,800	$107,100,541

1 Unrealized appreciation is included in the Net Assets Received.

15

Columbia Small Cap Value Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment — and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

The views expressed in the President's Message and Portfolio Managers' Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Small Cap Value Fund, Variable Series / June 30, 2006

Columbia Small Cap Value Fund, Variable Series seeks long-term growth by investing primarily in smaller capitalization (small-cap) equities.

Stephen D. Barbaro, the lead manager, has co-managed the fund, along with Jeremy Javidi, since June 2002.

Summary

•  For the six-month period ended June 30, 2006, Columbia Small Cap Value Fund, Variable Series trailed its benchmark, the Russell 2000 Value Index.1 However, it beat the average return for the Lipper Variable Underlying Funds Small-Cap Value Category over the same period.2 Stock selection was positive in financials and energy, but disappointing in the technology and industrials sectors. We focused on companies that we believed showed strong competitive and financial positions, good earnings growth prospects and reasonable valuations.

•  In financials, the fund targeted specialty financial companies that we believe tend to do well in a rising interest-rate environment as well as insurers that could benefit from improved pricing following the Gulf Coast hurricanes. This focus was beneficial to return. In the energy sector, the fund's gains came from a few stocks that climbed sharply higher following buyout announcements. Lufkin Industries, Inc. (0.9% of net assets), a company that makes parts for oil well equipment, also rallied nicely, fueled by strong demand and growing investor interest.

The fund's bias toward companies we believe to be financially strong hindered returns in the technology and industrials sectors, where the biggest gains came from lower-quality stocks. In the technology sector, the fund also had a relatively high stake in semiconductor ("chip") and semiconductor equipment companies, which suffered as volatility increased in the second quarter of the year. Standard Microsystems Corp. (0.4% of net assets), a chip manufacturer, was one of the fund's bigger detractors.

•  Looking ahead, we expect economic growth to slow to a moderate pace, with interest rates possibly creeping higher. How small-cap stocks fare is likely to depend on whether investors remain comfortable with the higher risk associated with investing in small companies in this type of environment. We expect the fund's quality bias to stand it in good stead, as slowing economic growth makes companies with stronger financial conditions more attractive to investors.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2006 and are subject to change.

1  The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Small Cap Value Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	Life
Class B (06/01/00)	9.15	16.36	13.43	10.26
Russell 2000 Value Index[1]	10.44	14.61	13.09	10.21

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
Class B	17.81	19.44

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class shares would be lower.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

1  Index performance for the life of the fund is from May 19, 1998, which is the inception date of Class A shares (oldest existing share class).

2

Understanding Your Expenses

Columbia Small Cap Value Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 – 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,091.54	1,019.34	5.70	5.51	1.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Small Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—99.6%
Consumer Discretionary—9.5%
Auto Components—1.0%
BorgWarner, Inc.	43,330	$2,820,783
Modine Manufacturing Co.	67,400	1,574,464
		4,395,247
Distributors—0.4%
Building Materials Holding Corp.	57,820	1,611,443
Hotels, Restaurants & Leisure—2.2%
Landry's Restaurants, Inc.	71,970	2,335,426
Lone Star Steakhouse & Saloon, Inc.	96,290	2,525,687
Multimedia Games, Inc. (a)	8,816	89,306
Scientific Games Corp., Class A (a)	98,240	3,499,309
Vail Resorts, Inc. (a)	43,380	1,609,398
		10,059,126
Household Durables—1.7%
American Greetings Corp., Class A	157,830	3,316,008
CSS Industries, Inc.	44,860	1,289,725
Furniture Brands International, Inc.	66,570	1,387,319
Kimball International, Inc., Class B	96,660	1,905,169
		7,898,221
Media—0.3%
4Kids Entertainment, Inc. (a)	85,500	1,385,955
Specialty Retail—2.3%
Borders Group, Inc.	69,510	1,283,155
GameStop Corp., Class A (a)	52,130	2,189,460
Monro Muffler, Inc.	74,195	2,415,789
Payless Shoesource, Inc. (a)	57,720	1,568,252
Rent-A-Center, Inc. (a)	68,550	1,704,153
Zale Corp. (a)	60,030	1,446,123
		10,606,932
Textiles, Apparel & Luxury Goods—1.6%
Delta Apparel, Inc.	54,010	925,731
Hampshire Group Ltd. (a)	100,490	1,708,330
Hartmarx Corp. (a)	161,181	967,086
Stride Rite Corp.	89,070	1,174,833
Wolverine World Wide, Inc.	105,250	2,455,483
		7,231,463
Consumer Staples—3.3%
Food & Staples Retailing—1.0%
BJ's Wholesale Club, Inc. (a)	38,920	1,103,382
Weis Markets, Inc.	87,280	3,595,936
		4,699,318
Food Products—2.3%
Flowers Foods, Inc.	54,133	1,550,369
J&J Snack Foods Corp.	47,798	1,580,680
Lancaster Colony Corp.	41,820	1,650,635
Lance, Inc.	70,100	1,613,702
Maui Land & Pineapple Co., Inc. (a)	30,190	1,141,182
Premium Standard Farms, Inc.	64,098	1,040,311
Ralcorp Holdings, Inc. (a)	41,740	1,775,202
		10,352,081

	Shares	Value
Energy—6.0%
Energy Equipment & Services—2.7%
Complete Production Services, Inc. (a)	39,860	$942,291
Grey Wolf, Inc. (a)	271,300	2,089,010
Lone Star Technologies, Inc. (a)	16,710	902,674
Lufkin Industries, Inc.	69,554	4,133,594
NS Group, Inc. (a)	21,740	1,197,439
Superior Well Services, Inc. (a)	20,680	514,932
TriCo Marine Services, Inc. (a)	68,037	2,313,258
		12,093,198
Oil, Gas & Consumable Fuels—3.3%
Alpha Natural Resources, Inc. (a)	64,550	1,266,471
Bois d'Arc Energy, Inc. (a)	63,697	1,049,090
Comstock Resources, Inc. (a)	27,650	825,629
Harvest Natural Resources, Inc. (a)	125,540	1,699,812
Nordic American Tanker Shipping	54,161	1,974,168
Peabody Energy Corp.	39,160	2,183,170
Range Resources Corp.	102,290	2,781,265
Western Gas Resources, Inc.	55,490	3,321,076
		15,100,681
Financials—27.7%
Capital Markets—0.9%
Piper Jaffray Companies, Inc. (a)	41,510	2,540,827
Thomas Weisel Partners Group, Inc. (a)	72,731	1,382,616
		3,923,443
Commercial Banks—11.5%
BancFirst Corp.	32,698	1,463,236
BancTrust Financial Group, Inc.	63,228	1,483,961
Bank of Granite Corp.	90,577	1,886,719
Bryn Mawr Bank Corp.	69,907	1,549,139
Capitol Bancorp Ltd.	78,546	3,059,367
Central Pacific Financial Corp.	31,067	1,202,293
Chemical Financial Corp.	81,935	2,507,211
Chittenden Corp.	80,790	2,088,421
Citizens Banking Corp.	88,550	2,161,505
City Holding Co.	45,660	1,650,152
Columbia Banking System, Inc.	56,860	2,125,427
Community Trust Bancorp, Inc.	65,262	2,279,602
First Citizens BancShares, Inc., Class A	7,180	1,439,590
First Financial Bankshares, Inc.	46,564	1,701,449
First Financial Corp.	60,350	1,811,103
Mass Financial Corp., Class A (a)	154,340	246,944
Merchants Bancshares, Inc.	61,820	1,492,953
Mid-State Bancshares	99,170	2,776,760
Northrim BanCorp, Inc.	61,000	1,531,100
S&T Bancorp, Inc.	46,400	1,541,872
Sandy Spring Bancorp, Inc.	39,227	1,414,526
Sterling Bancorp NY	78,210	1,525,095
Susquehanna Bancshares, Inc.	89,970	2,150,283
Taylor Capital Group, Inc.	37,513	1,530,906
TriCo Bancshares	80,687	2,209,210

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Trustmark Corp.	45,600	$1,412,232
UMB Financial Corp.	83,010	2,767,553
Whitney Holding Corp.	86,450	3,057,736
		52,066,345
Consumer Finance—1.4%
Advance America Cash Advance Centers, Inc.	156,410	2,743,431
Cash America International, Inc.	119,120	3,811,840
		6,555,271
Insurance—7.0%
American Physicians Capital, Inc. (a)	42,930	2,257,689
AmerUs Group Co.	30,490	1,785,189
Baldwin & Lyons, Inc., Class B	62,271	1,587,911
CNA Surety Corp. (a)	118,790	2,052,691
Commerce Group, Inc.	68,150	2,013,151
Delphi Financial Group, Inc., Class A	87,059	3,165,465
Harleysville Group, Inc.	70,975	2,251,327
Horace Mann Educators Corp.	103,810	1,759,580
KMG America Corp. (a)	186,019	1,649,989
National Western Life Insurance Co., Class A	5,858	1,403,870
Navigators Group, Inc. (a)	82,417	3,611,513
Phoenix Companies, Inc.	163,480	2,301,798
ProCentury Corp.	139,580	1,913,642
RLI Corp.	42,557	2,050,396
United America Indemnity Ltd., Class A (a)	102,630	2,138,809
		31,943,020
Real Estate Investment Trusts (REITs)—6.1%
Alexandria Real Estate Equities, Inc., REIT	11,520	1,021,594
Cousins Properties, Inc., REIT	59,960	1,854,563
EastGroup Properties, Inc., REIT	26,260	1,225,817
Equity One, Inc., REIT	76,970	1,608,673
Franklin Street Properties Corp., REIT	96,042	1,890,106
Getty Realty Corp., REIT	67,420	1,917,425
Healthcare Realty Trust, Inc., REIT	64,140	2,042,859
Highland Hospitality Corp., REIT	131,850	1,856,448
Lexington Corporate Properties Trust, REIT	78,555	1,696,788
Mid-America Apartment Communities, Inc., REIT	65,500	3,651,625
PS Business Parks, Inc., REIT	39,960	2,357,640
Strategic Hotel Capital, Inc., REIT	74,600	1,547,204
U-Store-It Trust, REIT	96,920	1,827,911
Universal Health Realty Income Trust, REIT	49,480	1,551,198
Urstadt Biddle Properties, Inc., Class A, REIT	97,010	1,580,293
		27,630,144

	Shares	Value
Thrifts & Mortgage Finance—0.8%
Corus Bankshares, Inc.	85,770	$2,245,458
TrustCo Bank Corp. NY	117,980	1,300,140
		3,545,598
Health Care—8.7%
Health Care Equipment & Supplies—2.4%
Analogic Corp.	25,770	1,201,140
DJ Orthopedics, Inc. (a)	33,940	1,250,010
Greatbatch, Inc. (a)	47,805	1,128,198
Haemonetics Corp. (a)	52,760	2,453,868
STERIS Corp.	122,280	2,795,321
Viasys Healthcare, Inc. (a)	42,260	1,081,856
Vital Signs, Inc.	20,510	1,015,860
		10,926,253
Health Care Providers & Services—4.7%
Cross Country Healthcare, Inc. (a)	113,100	2,057,289
Genesis HealthCare Corp. (a)	57,640	2,730,407
Gentiva Health Services, Inc. (a)	118,640	1,901,799
Hooper Holmes, Inc.	193,530	590,266
Kindred Healthcare, Inc. (a)	103,870	2,700,620
Owens & Minor, Inc.	52,250	1,494,350
Pediatrix Medical Group, Inc. (a)	95,500	4,326,150
RehabCare Group, Inc. (a)	10,680	185,618
Res-Care, Inc. (a)	104,340	2,086,800
Symbion, Inc. (a)	66,460	1,379,710
United Surgical Partners International, Inc. (a)	52,180	1,569,053
		21,022,062
Life Sciences Tools & Services—1.3%
Bio-Rad Laboratories, Inc., Class A (a)	31,190	2,025,479
PAREXEL International Corp. (a)	95,270	2,748,539
Varian, Inc. (a)	25,810	1,071,373
		5,845,391
Pharmaceuticals—0.3%
Alpharma, Inc., Class A	58,750	1,412,350
Industrials—17.7%
Aerospace & Defense—2.7%
AAR Corp. (a)	108,823	2,419,135
Esterline Technologies Corp. (a)	74,790	3,110,516
Moog, Inc., Class A (a)	37,480	1,282,566
Precision Castparts Corp.	88,930	5,314,457
		12,126,674
Airlines—1.1%
JetBlue Airways Corp. (a)	138,200	1,677,748
Republic Airways Holdings, Inc. (a)	77,170	1,313,433
Skywest, Inc.	81,280	2,015,744
		5,006,925

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Building Products—1.3%
Goodman Global, Inc. (a)	69,836	$1,060,110
Lennox International, Inc.	50,500	1,337,240
NCI Building Systems, Inc. (a)	67,810	3,605,458
		6,002,808
Commercial Services & Supplies—3.8%
ABM Industries, Inc.	81,180	1,388,178
Banta Corp.	36,110	1,672,976
Casella Waste Systems, Inc., Class A (a)	170,100	2,226,609
CBIZ, Inc. (a)	102,704	761,037
Consolidated Graphics, Inc. (a)	76,130	3,963,328
Healthcare Services Group,Inc.	95,096	1,992,261
Korn/Ferry International (a)	77,690	1,521,947
TeleTech Holdings, Inc. (a)	160,680	2,034,209
United Stationers, Inc. (a)	36,350	1,792,782
		17,353,327
Construction & Engineering—2.0%
EMCOR Group, Inc. (a)	50,630	2,464,162
KHD Humboldt Wedag International Ltd. (a)	158,130	4,248,953
Washington Group International, Inc.	48,810	2,603,526
		9,316,641
Electrical Equipment—1.9%
Belden CDT, Inc.	49,560	1,637,958
Genlyte Group, Inc. (a)	58,090	4,207,458
Woodward Governor Co.	85,870	2,619,894
		8,465,310
Machinery—2.0%
Briggs & Stratton Corp.	27,210	846,503
EnPro Industries, Inc. (a)	81,900	2,751,840
Harsco Corp.	58,440	4,555,982
Kadant, Inc. (a)	35,953	826,919
		8,981,244
Road & Rail—1.7%
Dollar Thrifty Automotive Group, Inc. (a)	25,690	1,157,848
Ryder System, Inc.	34,810	2,033,948
Swift Transportation Co., Inc. (a)	33,390	1,060,467
Werner Enterprises, Inc.	162,310	3,290,024
		7,542,287
Trading Companies & Distributors—1.0%
Kaman Corp.	45,880	835,016
Watsco, Inc.	61,060	3,652,609
		4,487,625
Transportation Infrastructure—0.2%
Interpool, Inc.	47,216	1,049,140
Information Technology—15.1%
Communications Equipment—1.5%
Anaren, Inc. (a)	133,990	2,745,455
Black Box Corp.	31,310	1,200,113
Dycom Industries, Inc. (a)	98,090	2,088,336
Tollgrade Communications, Inc. (a)	82,390	799,183
		6,833,087

	Shares	Value
Computers & Peripherals—1.0%
Electronics for Imaging, Inc. (a)	93,460	$1,951,445
Emulex Corp. (a)	65,960	1,073,169
Imation Corp.	40,680	1,669,914
Mobility Electronics, Inc. (a)	5,205	37,788
		4,732,316
Electronic Equipment & Instruments—3.5%
Agilysys, Inc.	63,770	1,147,860
Anixter International, Inc.	42,840	2,033,186
Benchmark Electronics, Inc. (a)	96,295	2,322,635
Brightpoint, Inc. (a)	202,374	2,738,120
Coherent, Inc. (a)	40,368	1,361,613
MTS Systems Corp.	56,790	2,243,773
NAM TAI Electronics, Inc.	69,240	1,548,899
Vishay Intertechnology, Inc. (a)	171,900	2,703,987
		16,100,073
Internet Software & Services—0.3%
Digitas, Inc. (a)	65,280	758,553
Keynote Systems, Inc. (a)	37,657	388,244
		1,146,797
IT Services—1.8%
Acxiom Corp.	114,490	2,862,250
MAXIMUS, Inc.	34,830	806,314
MPS Group, Inc. (a)	283,730	4,272,974
		7,941,538
Semiconductors & Semiconductor Equipment—3.8%
Actel Corp. (a)	83,680	1,200,808
Advanced Energy Industries, Inc. (a)	78,610	1,040,796
Asyst Technologies, Inc. (a)	152,381	1,147,429
ATMI, Inc. (a)	52,860	1,301,413
Brooks Automation, Inc. (a)	64,192	757,466
Cymer, Inc. (a)	26,060	1,210,748
Exar Corp. (a)	97,660	1,295,948
Fairchild Semiconductor International, Inc. (a)	112,860	2,050,666
MEMC Electronic Materials, Inc. (a)	49,940	1,872,750
Standard Microsystems Corp. (a)	87,350	1,906,851
Varian Semiconductor Equipment Associates, Inc. (a)	51,645	1,684,144
Veeco Instruments, Inc. (a)	66,010	1,573,678
		17,042,697
Software—3.2%
Captaris, Inc. (a)	201,090	935,069
Intergraph Corp. (a)	38,906	1,225,150
Internet Security Systems, Inc. (a)	92,160	1,737,216
Lawson Software, Inc. (a)	239,090	1,601,903
MSC.Software Corp. (a)	128,330	2,297,107
Sybase, Inc. (a)	82,250	1,595,650
Synchronoss Technologies, Inc. (a)	116,925	1,014,909
Transaction Systems Architects, Inc., Class A (a)	95,890	3,997,654
		14,404,658

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Materials—7.6%
Chemicals—1.8%
Cytec Industries, Inc.	42,053	$2,256,564
H.B. Fuller Co.	67,590	2,944,896
Minerals Technologies, Inc.	34,620	1,800,240
Sensient Technologies Corp.	58,620	1,225,744
		8,227,444
Construction Materials—0.9%
Eagle Materials, Inc.	84,530	4,015,175
Containers & Packaging—1.3%
AptarGroup, Inc.	34,220	1,697,654
Greif, Inc., Class A	57,100	4,280,216
		5,977,870
Metals & Mining—3.1%
AMCOL International Corp.	53,230	1,402,611
Carpenter Technology Corp.	36,420	4,206,510
Metal Management, Inc.	73,190	2,241,078
RTI International Metals, Inc. (a)	51,030	2,849,515
Worthington Industries, Inc.	162,300	3,400,185
		14,099,899
Paper & Forest Products—0.5%
Glatfelter Co.	134,510	2,134,674
Telecommunication Services—0.5%
Diversified Telecommunication Services—0.5%
North Pittsburgh Systems, Inc.	61,030	1,681,987
Talk America Holdings, Inc. (a)	120,078	743,283
		2,425,270
Utilities—3.5%
Electric Utilities—1.8%
ALLETE, Inc.	35,090	1,661,511
El Paso Electric Co. (a)	96,920	1,953,907
Maine & Maritimes Corp.	19,310	301,236
MGE Energy, Inc.	33,810	1,053,182
Otter Tail Corp.	49,090	1,341,630
Puget Energy, Inc.	83,640	1,796,587
		8,108,053
Gas Utilities—1.1%
Cascade Natural Gas Corp.	67,860	1,431,167
Northwest Natural Gas Co.	48,080	1,780,403
WGL Holdings, Inc.	62,940	1,822,113
		5,033,683
Multi-Utilities—0.6%
CH Energy Group, Inc.	57,810	2,774,880
Total Common Stocks (cost of $380,096,200)		451,633,637

	Shares	Value
PREFERRED STOCKS—0.4%
Materials—0.4%
Paper & Forest Products — 0.4%
Mercer International, Inc. (a)	175,200	$1,520,736
Total Preferred Stocks (cost of $1,484,045)		1,520,736
Total Investments—100.0% (cost of $381,580,245) (b)		453,154,373
Other Assets & Liabilities, Net—0.0%		215,219
Net Assets—100.0%		$453,369,592

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $381,580,245.

At June 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	27.7%
Industrials	17.7
Information Technology	15.1
Consumer Discretionary	9.5
Health Care	8.7
Materials	8.0
Energy	6.0
Utilities	3.5
Consumer Staples	3.3
Telecommunication Services	0.5
100.0%

Acronym	Name
REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

7

Statement of Assets & Liabilities

Columbia Small Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Investments, at cost	$381,580,245
Investments, at value	$453,154,373
Receivable for:
Investments sold	4,015,354
Fund shares sold	138,423
Dividends	493,942
Expense reimbursement due from Distributor	13,252
Deferred Trustees' compensation plan	11,776
Other assets	17,279
Total Assets	457,844,399
Liabilities:
Payable to custodian bank	78,460
Payable for:
Investments purchased	1,248,661
Fund shares repurchased	732,691
Investment advisory fee	290,575
Transfer agent fee	4
Pricing and bookkeeping fees	6,202
Custody fee	11,453
Distribution fee—Class B	88,153
Interest payable	5,250
Chief compliance officer expenses	1,582
Deferred Trustees' fees	11,776
Loans payable—short-term	2,000,000
Total Liabilities	4,474,807
Net Assets	$453,369,592
Composition of Net Assets:
Paid-in capital	$351,891,624
Undistributed net investment income	2,235,864
Accumulated net realized gain	27,667,976
Net unrealized appreciation on investments	71,574,128
Net Assets	$453,369,592
Class A:
Net assets	$13,449,573
Shares outstanding	689,005
Net asset value per share	$19.52
Class B:
Net assets	$439,920,019
Shares outstanding	22,629,704
Net asset value per share	$19.44

See Accompanying Notes to Financial Statements.

8

Statement of Operations

Columbia Small Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Dividends	$3,408,760
Interest	54,013
Total Investment Income	3,462,773
Expenses:
Investment advisory fee	1,832,365
Distribution fee—Class B	555,238
Transfer agent fee	126
Pricing and bookkeeping fees	58,435
Trustees' fees	12,090
Custody fee	38,377
Chief compliance officer expenses and fees (See Note 4)	3,243
Non-recurring costs (See Note 7)	1,616
Other expenses	56,170
Total Operating Expenses	2,557,660
Interest expense	8,934
Total Expenses	2,566,594
Fees reimbursed by Distributor—Class B	(51,575)
Non-recurring costs assumed by Investment Advisor (See Note 7)	(1,616)
Custody earnings credit	(559)
Net Expenses	2,512,844
Net Investment Income	949,929
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	16,194,831
Net change in unrealized appreciation (depreciation) on investments	20,462,991
Net Gain	36,657,822
Net Increase in Net Assets from Operations	$37,607,751

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets

Columbia Small Cap Value Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) For the Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$949,929	$1,667,913
Net realized gain on investments	16,194,831	11,304,654
Net change in unrealized appreciation (depreciation) on investments	20,462,991	9,670,800
Net Increase from Operations	37,607,751	22,643,367
Distributions Declared to Shareholders:
From net realized gains:
Class A	—	(27,432)
Class B	—	(733,878)
Total Distributions Declared to Shareholders	—	(761,310)
Share Transactions:
Class A:
Subscriptions	455,429	2,105,777
Distributions reinvested	—	27,432
Redemptions	(1,990,666)	(3,632,642)
Net Decrease	(1,535,237)	(1,499,433)
Class B:
Subscriptions	49,465,900	131,584,854
Distributions reinvested	—	733,878
Redemptions	(45,420,566)	(18,494,137)
Net Increase	4,045,334	113,824,595
Net Increase from Share Transactions	2,510,097	112,325,162
Total Increase in Net Assets	40,117,848	134,207,219
Net Assets:
Beginning of period	413,251,744	279,044,525
End of period	$453,369,592	$413,251,744
Undistributed net investment income at end of period	$2,235,864	$1,285,935
Changes in Shares:
Class A:
Subscriptions	23,610	124,507
Issued for distributions reinvested	—	1,545
Redemptions	(102,325)	(217,621)
Net Decrease	(78,715)	(91,569)
Class B:
Subscriptions	2,539,170	7,859,004
Issued for distributions reinvested	—	41,439
Redemptions	(2,347,615)	(1,089,973)
Net Increase	191,555	6,810,470

See Accompanying Notes to Financial Statements.

10

Financial Highlights

Columbia Small Cap Value Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) For the Six Months		Year Ended December 31,
	Ended
	2006 (a)		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$17.81		$16.92		$14.22	$10.47	$11.55	$10.73
Income from Investment Operations:
Net investment income (b)	0.04		0.08		0.07	0.07	0.02	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.59		0.84		3.12	4.03	(0.73)	0.97
Total from Investment Operations	1.63		0.92		3.19	4.10	(0.71)	0.99
Less Distributions Declared to Shareholders:
From net investment income	—		—		(0.05)	(0.03)	(0.01)	(0.02)
From net realized gains	—		(0.03)		(0.44)	(0.32)	(0.36)	(0.15)
Total Distributions Declared to Shareholders	—		(0.03)		(0.49)	(0.35)	(0.37)	(0.17)
Net Asset Value, End of Period	$19.44		$17.81		$16.92	$14.22	$10.47	$11.55
Total return (c)(d)(e)	9.15	%(f)	5.47	%(g)	22.51%	39.34%	(6.14)%	9.20%
Ratios to Average Net Assets/ Supplemental Data:
Operating expenses (h)	1.10	%(i)	1.10%		1.10%	1.10%	1.10%	1.10%
Interest expense	—	%(i)(j)	—		—	—	—	—
Net expenses (h)	1.10	%(i)	1.10%		1.10%	1.10%	1.10%	1.10%
Net investment income (h)	0.41	%(i)	0.47%		0.43%	0.54%	0.18%	0.22%
Waiver/reimbursement	0.02	%(i)	0.05%		0.12%	0.36%	0.29%	0.47%
Portfolio turnover rate	20	%(f)	38%		30%	55%	125%	56%
Net assets, end of period (000's)	$439,920		$399,540		$264,487	$58,730	$12,080	$9,020

(a)  On May 1, 2006, Colonial Small Cap Value Fund, Variable Series was renamed Columbia Small Cap Value Fund, Variable Series.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the Investment Advisor, Transfer Agent and/or Distributor not waived a portion of expenses, total return would have been reduced.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Notes to Financial Statements

Columbia Small Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Effective May 1, 2006, Colonial Small Cap Value Fund, Variable Series was renamed Columbia Small Cap Value Fund, Variable Series. Prior to May 1, 2006, the Fund was organized as a series of Liberty Variable Investment Trust.

Investment Goal—The Fund seeks long-term growth by investing primarily in smaller capitalization (small-cap) equities.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. Distributions paid by real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at

12

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Note 3. Federal Tax Information

The tax character of distributions paid during the years ended December 31, 2005 was as follows:

December 31, 2005
Distributions paid from:
Ordinary income*	$706,775
Long-term capital gains	54,535

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$84,688,625
Unrealized depreciation	(13,114,497)
Net unrealized appreciation	$71,574,128

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.80%
$500 million to $1 billion	0.75%
Over $1 billion	0.70%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.80% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.025% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1

13

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia and the Distributor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10% annually of the Fund's average daily net assets. For Class B shares, the Distributor will first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.10% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may revise or discontinue this arrangement any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,314 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $99,137,211 and $93,727,570, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended June 30, 2006, the average daily loan balance outstanding on days where borrowings existed was $1,870,968 at a weighted average interest rate of 5.54%.

Note 7. Disclosure of Significant Risks and Contingencies

Industry Focus—The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and

14

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle
all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $1,616 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

15

Columbia Strategic Income Fund, Variable Series

Columbia Funds Variable Insurance Trust

Class B

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment—and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

The views expressed in the President's Message and Portfolio Managers' Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Strategic Income Fund, Variable Series / June 30, 2006

Columbia Strategic Income Fund, Variable Series seeks current income consistent with prudent risk. The fund also seeks maximum total return.

Laura A. Ostrander has managed or co-managed the fund since September 2000. Kevin L. Cronk and Thomas A. LaPointe have co-managed the fund since May 2005.

Summary

•  For the six-month period ended June 30, 2006, Columbia Strategic Income Fund, Variable Series outpaced its benchmark, Lehman Brothers Government/Credit Bond Index1, and the average return of the Lipper Variable Underlying Funds General Bond Category2 because of its sizeable allocation to high yield bonds and foreign government bonds. Both of these sectors outperformed US government bonds and investment grade corporate bonds in the 6-month period ending June 30, 2006.

•  The portfolio's exposure to non-US dollar denominated bonds aided returns as the US dollar declined in the second half of the period on expectations that the Federal Reserve Board's (the Fed) policy tightening cycle would soon be nearing an end. The fund's exposure to high yield corporate bonds also aided returns as high yield bonds outperformed as yields on US Treasury bonds rose. The portfolio's underweight allocation to US government bonds relative to the index also helped performance. This sector was most vulnerable to higher US interest rates. The decision to shift to higher quality bonds within the high yield sector of the fund and to lighten exposure to emerging market debt detracted from overall performance in the first half of the period, while aiding returns later in the period when investors became less comfortable with riskier assets.

The major disappointment for the period was issue specific: Medquest (0.1% of net assets) bonds declined on news of a change in Medicare reimbursement for diagnostic imaging providers. The bonds detracted from the fund's return.

•  The fund ended the period positioned for the likelihood of slower economic growth and slightly higher inflation in the United States. We will likely continue to favor non-dollar denominated bonds as we expect the US dollar to decline further as interest rate and growth differentials shift against the US. Although valuations for both high yield bonds and emerging market debt remain rich, we expect to maintain current exposure to these sectors as credit fundamentals remain positive and the balance between demand and supply is favorable in the current environment. We expect market volatility to increase, however, so within these sectors we have focused on those countries or companies we deem best able to weather an economic backdrop that may be less favorable than that of the past few years.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Strategic investing offers attractive income and total return opportunities, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates, the financial strength of issuers of lower-rated bonds, foreign, political and economic developments, and changes in currency exchange rates.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Some of the countries in which the fund invests are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Investing in high-yield securities or "junk" bonds offers the potential for higher current income and attractive total return, but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments. High yield bonds issued by foreign entities have greater potential risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Holdings are disclosed as of June 30, 2006, and are subject to change.

1  The Lehman Brothers Government/Credit Bond Index tracks the performance of US government and corporate bonds rated investment grade or better, with maturities of at least one year. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Strategic Income Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	0.59	1.70	8.12	6.61
Lehman Brothers Government/Credit Bond Index	-1.15	-1.52	5.13	6.25

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
Class B	10.09	10.15

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class shares would be lower.

The Lehman Brothers Government/Credit Bond Index tracks the performance of US government and corporate bonds rated investment grade or better, with maturities of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Strategic Income Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 – 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,005.95	1,019.84	4.97	5.01	1.00

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par		Value
GOVERNMENT & AGENCY OBLIGATIONS—54.8%
Foreign Government Obligations—32.3%
Aries Vermoegensverwaltungs GmbH 6.182% 10/25/07 (a)	EUR	250,000	$332,073
7.750% 10/25/09 (b)		250,000	355,512
Corp. Andina de Fomento 6.375% 06/18/09		510,000	691,550
European Investment Bank 5.500% 12/07/11	GBP	380,000	716,445
Federal Republic of Brazil 7.375% 02/03/15	EUR	450,000	619,316
8.750% 02/04/25	USD	995,000	1,076,092
11.000% 08/17/40		410,000	508,400
Federal Republic of Germany 4.250% 07/04/14	EUR	1,230,000	1,599,654
5.000% 07/04/12		555,000	749,744
6.000% 07/04/07		1,110,000	1,455,592
Government of Canada 4.500% 06/01/15	CAD	1,075,000	957,225
10.000% 06/01/08		1,756,000	1,732,483
Government of New Zealand 6.000% 11/15/11	NZD	540,000	329,293
Kingdom of Norway 5.500% 05/15/09	NOK	9,340,000	1,561,634
6.000% 05/16/11		6,520,000	1,130,907
Kingdom of Spain 5.500% 07/30/17	EUR	1,230,000	1,764,259
Kingdom of Sweden 5.000% 01/28/09	SEK	9,220,000	1,327,383
6.750% 05/05/14		11,070,000	1,821,684
New South Wales Treasury Corp. 8.000% 03/01/08	AUD	875,000	670,704
Province of Ontario 5.000% 03/08/14	CAD	760,000	688,636
Province of Quebec 6.000% 10/01/12		460,000	438,168
6.000% 10/01/29		380,000	375,936
Republic of Bulgaria 8.250% 01/15/15	USD	860,000	973,004
Republic of Colombia 8.125% 05/21/24		245,000	245,000
9.750% 04/09/11		499,608	542,700
11.375% 01/31/08	EUR	365,000	515,873
Republic of France 3.000% 10/25/15		650,000	764,524
4.000% 10/25/09		700,000	902,707
4.000% 04/25/14		945,000	1,208,478
Republic of Panama 8.875% 09/30/27	USD	795,000	900,338
Republic of Peru 7.500% 10/14/14	EUR	315,000	437,147
9.875% 02/06/15	USD	110,000	127,105
Republic of Poland 5.750% 03/24/10	PLN	3,895,000	1,236,225

	Par		Value
Republic of South Africa 5.250% 05/16/13	EUR	540,000	$698,975
6.500% 06/02/14	USD	780,000	780,000
13.000% 08/31/10	ZAR	2,200,000	353,436
Republic of Venezuela 9.250% 09/15/27	USD	868,000	1,015,560
Russian Federation 5.000% 03/31/30 (7.500% 03/31/07) (c)		645,000	686,474
11.000% 07/24/18		655,000	902,918
12.750% 06/24/28		675,000	1,139,872
Treasury Corp. of Victoria 6.250% 10/15/12	AUD	1,395,000	1,049,358
United Kingdom Treasury 5.750% 12/07/09	GBP	225,000	428,261
8.000% 06/07/21		280,000	701,577
9.000% 07/12/11		515,000	1,130,010
United Mexican States 7.500% 03/08/10	EUR	605,000	855,232
8.375% 01/14/11	USD	1,095,000	1,191,907
11.375% 09/15/16		730,000	989,150
			40,678,521
U.S. Government Agencies—0.4%
Federal Farm Credit Bank 5.000% 08/25/10		500,000	488,676
U.S. Government Obligations—22.1%
U.S. Treasury Bonds 7.500% 11/15/24		1,310,000	1,642,004
8.750% 05/15/17		4,911,000	6,336,339
8.875% 02/15/19		300,000	398,625
10.375% 11/15/12		3,800,000	4,055,611
12.500% 08/15/14		9,012,000	10,911,207
U.S. Treasury Notes 5.000% 02/15/11		2,905,000	2,897,851
5.625% 05/15/08		1,500,000	1,511,836
			27,753,473
Total Government & Agency Obligations (cost of $67,465,790)			68,920,670
CORPORATE FIXED-INCOME BONDS & NOTES—39.8%
Basic Materials—3.4%
Chemicals—1.5%
Agricultural Chemicals – 0.3%
IMC Global, Inc. 10.875% 08/01/13		130,000	145,600
Terra Capital, Inc. 12.875% 10/15/08		156,000	176,865
			322,465
Chemicals – Diversified—1.0%
BCP Crystal US Holdings Corp. 9.625% 06/15/14		126,000	135,450
EquiStar Chemicals LP 10.625% 05/01/11		120,000	129,000

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par		Value
Huntsman International LLC 8.125% 01/01/15 (b)		$160,000	$151,600
Huntsman LLC 11.500% 07/15/12		65,000	73,125
Ineos Group Holdings PLC 7.875% 02/15/16 (b)	EUR	120,000	143,126
8.500% 02/15/16 (b)	USD	145,000	136,663
Innophos Investments Holdings, Inc., PIK, 13.170% 02/15/15 (a)		112,324	112,464
Lyondell Chemical Co. 9.625% 05/01/07		205,000	209,100
NOVA Chemicals Corp. 6.500% 01/15/12		225,000	207,000
			1,297,528
Chemicals – Specialty—0.2%
Chemtura Corp. 6.875% 06/01/16		65,000	62,725
Rhodia SA 8.875% 06/01/11		214,000	214,535
			277,260
Forest Products & Paper—1.1%
Paper & Related Products—1.1%
Abitibi-Consolidated, Inc. 8.375% 04/01/15		155,000	141,050
Boise Cascade LLC 7.125% 10/15/14		120,000	107,100
7.943% 10/15/12 (a)		255,000	255,319
Buckeye Technologies, Inc. 8.500% 10/01/13		145,000	139,925
Georgia-Pacific Corp. 8.000% 01/15/24		245,000	232,750
Neenah Paper, Inc. 7.375% 11/15/14		85,000	77,456
NewPage Corp. 10.000% 05/01/12		125,000	129,375
12.000% 05/01/13		55,000	56,925
Norske Skog 7.375% 03/01/14		185,000	166,500
8.625% 06/15/11		90,000	87,750
			1,394,150
Iron/Steel—0.2%
Steel – Producers—0.1%
Steel Dynamics, Inc. 9.500% 03/15/09		105,000	108,675
Steel – Specialty—0.1%
UCAR Finance, Inc. 10.250% 02/15/12		120,000	126,900
Metals & Mining—0.6%
Mining Services—0.1%
Hudson Bay Mining & Smelting Co., Ltd. 9.625% 01/15/12		65,000	71,175

	Par	Value
Non-Ferrous Metals—0.5%
Codelco, Inc. 5.500% 10/15/13	$730,000	$702,771
Communications—8.2%
Media—3.5%
Broadcast Services/Programs—0.2%
Fisher Communications, Inc. 8.625% 09/15/14	160,000	166,400
XM Satellite Radio, Inc. 9.750% 05/01/14 (b)	125,000	113,750
		280,150
Cable TV—1.6%
Atlantic Broadband Finance LLC 9.375% 01/15/14	150,000	141,000
Charter Communications Holdings LLC 9.920% 04/01/14	500,000	300,000
Charter Communications Holdings II LLC 10.250% 09/15/10	340,000	340,850
CSC Holdings, Inc. 7.625% 04/01/11	425,000	425,000
DirecTV Holdings LLC 6.375% 06/15/15	155,000	142,988
EchoStar DBS Corp. 6.625% 10/01/14	305,000	285,937
Insight Midwest LP 9.750% 10/01/09	135,000	137,700
Telenet Group Holding NV (d) 06/15/14 (11.500% 12/15/08) (b)	206,000	173,040
		1,946,515
Multimedia—0.4%
Advanstar Communications, Inc. (d) 10/15/11 (15.000% 08/14/06)	185,000	193,556
Lamar Media Corp. 6.625% 08/15/15	185,000	170,663
Quebecor Media, Inc. 7.750% 03/15/16 (b)	180,000	179,325
		543,544
Publishing – Newspapers—0.1%
Hollinger, Inc. 12.875% 03/01/11 (b)(e)	92,000	88,320
Publishing – Periodicals—0.8%
Dex Media West LLC 9.875% 08/15/13	326,000	353,302
Dex Media, Inc. (d) 11/15/13 (9.000% 11/15/08)	160,000	133,600
PriMedia, Inc. 8.000% 05/15/13	250,000	225,000
RH Donnelley Corp. 8.875% 01/15/16 (b)	160,000	157,400

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
WDAC Subsidiary Corp. 8.375% 12/01/14 (b)	$180,000	$177,750
		1,047,052
Radio—0.1%
CMP Susquehanna Corp. 9.875% 05/15/14 (b)	155,000	144,150
Television—0.3%
LIN Television Corp. 6.500% 05/15/13	155,000	141,438
Sinclair Broadcast Group, Inc. 8.750% 12/15/11	180,000	187,650
		329,088
Telecommunication Services—4.7%
Cellular Telecommunications—2.0%
Digicel Ltd. 9.250% 09/01/12 (b)	200,000	210,750
Dobson Cellular Systems, Inc. 8.375% 11/01/11	230,000	236,900
9.875% 11/01/12	240,000	252,300
Horizon PCS, Inc. 11.375% 07/15/12	120,000	135,000
iPCS Escrow Co. 11.500% 05/01/12	105,000	117,863
Nextel Communications, Inc. 7.375% 08/01/15	390,000	397,354
Nextel Partners, Inc. 8.125% 07/01/11	155,000	162,750
Rogers Cantel, Inc. 9.750% 06/01/16	230,000	266,225
Rogers Wireless, Inc. 8.000% 12/15/12	115,000	118,162
Rural Cellular Corp. 8.250% 03/15/12	150,000	153,000
9.750% 01/15/10	45,000	45,000
10.879% 11/01/12 (a)(b)	165,000	170,569
US Unwired, Inc. 10.000% 06/15/12	200,000	221,567
		2,487,440
Satellite Telecommunications—0.9%
Hughes Network Systems LLC/ HNS Finance Corp. 9.500% 04/15/14 (b)	65,000	64,350
Inmarsat Finance II PLC (d) 11/15/12 (10.375% 11/15/08)	255,000	216,750
Intelsat Bermuda, Ltd. 8.250% 01/15/13	365,000	362,262
11.250% 06/15/16 (b)	150,000	153,750
PanAmSat Corp. 9.000% 08/15/14	133,000	135,660
Zeus Special Subsidiary Ltd. (d) 02/01/15 (9.250% 02/01/10) (b)	200,000	138,000
		1,070,772

	Par		Value
Telecommunication Equipment—0.1%
Lucent Technologies, Inc. 6.450% 03/15/29		$210,000	$178,500
Telecommunication Services—0.4%
Embarq Corp. 7.082% 06/01/16		65,000	64,595
7.995% 06/01/36		65,000	65,249
Nordic Telephone Co. Holdings ApS 8.250% 05/01/16 (b)	EUR	115,000	150,400
Syniverse Technologies, Inc. 7.750% 08/15/13	USD	145,000	141,013
Time Warner Telecom Holdings, Inc. 9.250% 02/15/14		135,000	138,375
			559,632
Telephone – Integrated—1.2%
Cincinnati Bell, Inc. 7.000% 02/15/15		190,000	179,075
Citizens Communications Co. 9.000% 08/15/31		275,000	277,750
Qwest Communications International, Inc. 7.500% 02/15/14		265,000	259,369
Qwest Corp. 7.500% 06/15/23		295,000	278,775
8.875% 03/15/12		225,000	239,062
US LEC Corp. 13.620% 10/01/09 (a)		130,000	139,100
Windstream Corp. 8.625% 08/01/16 (b)(f)		100,000	102,000
			1,475,131
Wireless Equipment—0.1%
American Towers, Inc. 7.250% 12/01/11		180,000	183,375
Consumer Cyclical—6.8%
Airlines—0.2%
Airlines—0.2%
Continental Airlines, Inc. 7.568% 12/01/06		260,000	260,000
Apparel—0.5%
Apparel Manufacturers—0.5%
Broder Brothers Co. 11.250% 10/15/10		115,000	106,950
Levi Strauss & Co. 9.750% 01/15/15		295,000	297,212
Phillips-Van Heusen Corp. 7.250% 02/15/11		120,000	118,200
8.125% 05/01/13		115,000	117,588
			639,950

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Auto Manufacturers—0.1%
Auto – Cars/Light Trucks—0.1%
General Motors Corp. 8.375% 07/15/33	$155,000	$125,550
Auto Parts & Equipment—0.7%
Auto/Truck Parts & Equipment – Original—0.1%
TRW Automotive, Inc. 9.375% 02/15/13	165,000	175,313
Auto/Truck Parts & Equipment – Replacement—0.3%
Commercial Vehicle Group 8.000% 07/01/13	185,000	176,675
Rexnord Corp. 10.125% 12/15/12	150,000	165,937
		342,612
Rubber – Tires—0.3%
Goodyear Tire & Rubber Co. 9.000% 07/01/15	315,000	301,612
Distribution/Wholesale—0.1%
Distribution/Wholesale—0.1%
Buhrmann US, Inc. 7.875% 03/01/15	100,000	98,750
Entertainment—0.7%
Gambling (Non-Hotel)—0.3%
Global Cash Access LLC 8.750% 03/15/12	182,000	192,465
Jacobs Entertainment, Inc. 9.750% 06/15/14 (b)	95,000	95,237
Pokagon Gaming Authority 10.375% 06/15/14 (b)	100,000	103,375
		391,077
Music—0.3%
Steinway Musical Instruments, Inc. 7.000% 03/01/14 (b)	170,000	163,200
Warner Music Group 7.375% 04/15/14	190,000	183,825
		347,025
Resorts/Theme Parks—0.1%
Six Flags, Inc. 9.625% 06/01/14	170,000	155,125
Home Builders—0.4%
Building – Residential/Commercial—0.4%
D.R. Horton, Inc. 9.750% 09/15/10	250,000	273,477
K. Hovnanian Enterprises, Inc. 6.375% 12/15/14	115,000	100,912
Standard Pacific Corp. 9.250% 04/15/12	50,000	49,875
		424,264
Home Furnishings—0.1%
Home Furnishings—0.1%
Sealy Mattress Co. 8.250% 06/15/14	120,000	120,000

	Par	Value
Leisure Time—0.4%
Cruise Lines—0.2%
Royal Caribbean Cruises Ltd. 7.000% 06/15/13	$245,000	$242,997
Leisure & Recreational Products—0.1%
K2, Inc. 7.375% 07/01/14	120,000	116,400
Recreational Centers—0.1%
Town Sports International, Inc. (d) 02/01/14 (11.000% 02/01/09)	225,000	177,750
Lodging—2.5%
Casino Hotels—2.2%
CCM Merger, Inc. 8.000% 08/01/13 (b)	155,000	146,087
Chukchansi Economic Development Authority 8.780% 11/15/12 (a)(b)	140,000	142,450
Circus & Eldorado/Silver Legacy Capital Corp. 10.125% 03/01/12	90,000	95,175
Eldorado Casino Shreveport/ Shreveport Capital Corp., PIK, 10.000% 08/01/12 (e)	361,220	310,649
Galaxy Entertainment Finance Co., Ltd. 9.875% 12/15/12 (b)	165,000	170,981
Greektown Holdings LLC 10.750% 12/01/13 (b)	195,000	204,994
Hard Rock Hotel, Inc. 8.875% 06/01/13	300,000	322,500
Inn of the Mountain Gods Resort & Casino 12.000% 11/15/10	45,000	47,813
Kerzner International Ltd. 6.750% 10/01/15	275,000	286,000
MGM Mirage 6.000% 10/01/09	105,000	102,113
6.750% 09/01/12	250,000	241,875
8.500% 09/15/10	65,000	68,088
Mohegan Tribal Gaming Authority 6.125% 02/15/13	125,000	117,656
Pinnacle Entertainment, Inc. 8.250% 03/15/12	195,000	197,681
Station Casinos, Inc. 6.000% 04/01/12	200,000	188,500
Wynn Las Vegas LLC 6.625% 12/01/14	190,000	180,737
		2,823,299
Hotels & Motels—0.3%
Hilton Hotels Corp. 7.500% 12/15/17	135,000	137,707
ITT Corp. 7.375% 11/15/15	220,000	222,200
		359,907

See Accompanying Notes to Financial Statements.

7

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Retail—1.0%
Retail – Automobiles—0.2%
Asbury Automotive Group, Inc. 8.000% 03/15/14	$200,000	$195,000
AutoNation, Inc. 7.000% 04/15/14 (b)	65,000	64,350
7.045% 04/15/13 (a)(b)	40,000	40,400
		299,750
Retail – Drug Stores—0.1%
Rite Aid Corp. 7.500% 01/15/15	135,000	129,094
Retail – Home Furnishings—0.2%
Tempur-Pedic, Inc. 10.250% 08/15/10	198,000	208,395
Retail – Propane Distributors—0.3%
AmeriGas Partners LP 7.125% 05/20/16	135,000	126,225
Ferrellgas Partners LP 8.750% 06/15/12	120,000	121,500
Inergy LP/Inergy Finance Corp. 8.250% 03/01/16	135,000	136,350
		384,075
Retail – Restaurants—0.2%
Dave & Buster's, Inc. 11.250% 03/15/14 (b)	100,000	96,000
Landry's Restaurants, Inc. 7.500% 12/15/14	175,000	160,125
		256,125
Textiles—0.1%
Textile – Products—0.1%
INVISTA 9.250% 05/01/12 (b)	135,000	140,063
Consumer Non-Cyclical—6.0%
Agriculture—0.2%
Tobacco—0.2%
Alliance One International, Inc. 11.000% 05/15/12	110,000	104,775
Reynolds American, Inc. 7.625% 06/01/16 (b)	120,000	117,150
		221,925
Beverages—0.2%
Beverages – Non-Alcoholic—0.1%
Cott Beverages, Inc. 8.000% 12/15/11	120,000	119,700
Beverages – Wine/Spirits—0.1%
Constellation Brands, Inc. 8.125% 01/15/12	145,000	149,713
Biotechnology—0.1%
Medical – Biomedical/Gene—0.1%
Bio-Rad Laboratories, Inc. 7.500% 08/15/13	185,000	185,000

	Par	Value
Commercial Services—1.8%
Commercial Services—0.1%
Iron Mountain, Inc. 7.750% 01/15/15	$170,000	$163,200
Commercial Services – Finance—0.1%
Dollar Financial Group, Inc. 9.750% 11/15/11	105,000	113,138
Consulting Services—0.1%
FTI Consulting, Inc. 7.625% 06/15/13	120,000	121,800
Funeral Services & Related Items—0.2%
Service Corp. International 6.750% 04/01/16	90,000	83,138
7.700% 04/15/09	165,000	167,475
		250,613
Printing – Commercial—0.2%
Quebecor World Capital Corp. 8.750% 03/15/16 (b)	155,000	140,982
Sheridan Group 10.250% 08/15/11	155,000	157,325
		298,307
Private Corrections—0.3%
Corrections Corp. of America 6.250% 03/15/13	190,000	179,787
GEO Group, Inc. 8.250% 07/15/13	195,000	195,000
		374,787
Rental Auto/Equipment—0.8%
Ashtead Holdings PLC 8.625% 08/01/15 (b)	220,000	224,125
Avis Budget Car Rental LLC 7.625% 05/15/14 (b)	100,000	96,500
7.750% 05/15/16 (b)	65,000	62,725
Hertz Corp. 8.875% 01/01/14 (b)	160,000	164,000
NationsRent Companies, Inc. 9.500% 10/15/10	175,000	186,812
United Rentals North America, Inc. 6.500% 02/15/12	160,000	151,600
7.750% 11/15/13	75,000	71,250
		957,012
Cosmetics/Personal Care—0.2%
Cosmetics & Toiletries—0.2%
DEL Laboratories, Inc. 8.000% 02/01/12	165,000	137,569
Elizabeth Arden, Inc. 7.750% 01/15/14	190,000	185,725
		323,294
Food—0.6%
Food – Confectionery—0.1%
Merisant Co. 9.500% 07/15/13	140,000	88,200

See Accompanying Notes to Financial Statements.

8

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Food – Dairy Products—0.1%
Dean Foods Co. 7.000% 06/01/16	$120,000	$116,400
Food – Miscellaneous/Diversified—0.4%
Dole Food Co., Inc. 8.625% 05/01/09	193,000	183,832
Pinnacle Foods Holding Corp. 8.250% 12/01/13	245,000	240,100
Reddy Ice Holdings, Inc. (d) 11/01/12 (10.500% 11/01/08)	140,000	112,700
		536,632
Healthcare Services—1.3%
Dialysis Centers—0.2%
DaVita, Inc. 7.250% 03/15/15	215,000	206,938
Medical – HMO—0.2%
Coventry Health Care, Inc. 8.125% 02/15/12	220,000	229,347
Medical – Hospitals—0.4%
HCA, Inc. 7.875% 02/01/11	200,000	203,887
Tenet Healthcare Corp. 9.875% 07/01/14	330,000	330,825
		534,712
Medical – Outpatient/Home Medical—0.1%
Select Medical Corp. 7.625% 02/01/15	115,000	99,475
MRI/Medical Diagnostic Imaging—0.1%
MedQuest, Inc. 11.875% 08/15/12	90,000	84,150
Physical Therapy/Rehab Centers—0.1%
Healthsouth Corp. 10.750% 06/15/16 (b)	125,000	123,125
Physician Practice Management—0.2%
US Oncology Holdings, Inc. 10.320% 03/15/15 (a)	85,000	86,912
US Oncology, Inc. 9.000% 08/15/12	235,000	244,694
		331,606
Household Products/Wares—0.6%
Consumer Products – Miscellaneous—0.5%
American Greetings Corp. 7.375% 06/01/16	115,000	115,000
Amscan Holdings, Inc. 8.750% 05/01/14	185,000	161,875
Jostens IH Corp. 7.625% 10/01/12	165,000	160,050
Scotts Co. 6.625% 11/15/13	180,000	173,700
		610,625
Office Supplies & Forms—0.1%
ACCO Brands Corp. 7.625% 08/15/15	155,000	143,956

	Par		Value
Pharmaceuticals—1.0%
Medical – Drugs—0.3%
Elan Finance PLC 7.750% 11/15/11		$245,000	$234,587
Warner Chilcott Corp. 8.750% 02/01/15		155,000	156,938
			391,525
Medical – Generic Drugs—0.2%
Mylan Laboratories, Inc. 6.375% 08/15/15		220,000	209,825
Medical – Wholesale Drug Distribution—0.3%
AmerisourceBergen Corp. 5.875% 09/15/15 (b)		135,000	129,229
Nycomed A/S, PIK, 11.750% 09/15/13 (b)	EUR	195,803	256,880
			386,109
Pharmacy Services—0.1%
Omnicare, Inc. 6.750% 12/15/13	USD	95,000	90,487
Vitamins & Nutrition Products—0.1%
NBTY, Inc. 7.125% 10/01/15		150,000	142,500
Energy—6.0%
Coal—0.3%
Coal—0.3%
Arch Western Finance LLC 6.750% 07/01/13		250,000	239,375
Massey Energy Co. 6.875% 12/15/13		200,000	185,500
			424,875
Oil & Gas—2.5%
Oil & Gas Drilling—0.1%
Pride International, Inc. 7.375% 07/15/14		130,000	130,650
Oil Companies – Exploration & Production—1.6%
Chesapeake Energy Corp. 6.375% 06/15/15		90,000	83,700
7.500% 06/15/14		220,000	219,450
Compton Petroleum Corp. 7.625% 12/01/13		180,000	169,650
El Paso Production Holding Co. 7.750% 06/01/13		130,000	131,300
Forest Oil Corp. 8.000% 12/15/11		130,000	132,762
Magnum Hunter Resources, Inc. 9.600% 03/15/12		131,000	138,532
Newfield Exploration Co. 6.625% 04/15/16		120,000	112,800
PEMEX Finance Ltd. 9.150% 11/15/18		310,000	357,303
10.610% 08/15/17		215,000	264,884
PetroHawk Energy Corp. 9.125% 07/15/13 (b)(f)		160,000	158,600

See Accompanying Notes to Financial Statements.

9

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Pogo Producing Co. 6.625% 03/15/15	$155,000	$141,825
Quicksilver Resources, Inc. 7.125% 04/01/16	100,000	93,750
		2,004,556
Oil Company – Integrated—0.5%
Qatar Petroleum 5.579% 05/30/11 (b)	600,000	595,030
Oil Refining & Marketing—0.3%
Premcor Refining Group, Inc. 7.500% 06/15/15	165,000	169,950
Tesoro Corp. 6.625% 11/01/15 (b)	190,000	180,025
		349,975
Oil & Gas Services—1.3%
Oil – Field Services—1.3%
Gazprom 9.625% 03/01/13	630,000	720,027
Gazprom International SA 7.201% 02/01/20	575,000	582,418
Hornbeck Offshore Services, Inc. 6.125% 12/01/14	180,000	166,950
Newpark Resources, Inc. 8.625% 12/15/07	185,000	185,000
		1,654,395
Pipelines—1.9%
Pipelines—1.9%
Atlas Pipeline Partners LP 8.125% 12/15/15 (b)	130,000	130,813
Colorado Interstate Gas Co. 6.800% 11/15/15	270,000	259,875
El Paso Corp. 7.625% 09/01/08 (b)	135,000	137,700
MarkWest Energy Partners LP 6.875% 11/01/14	160,000	147,200
8.500% 07/15/16 (b)	65,000	63,928
Northwest Pipeline Corp. 8.125% 03/01/10	85,000	87,975
Pacific Energy Partners LP/ Pacific Energy Finance Corp. 6.250% 09/15/15	235,000	229,125
Sonat, Inc. 7.625% 07/15/11	515,000	518,862
Southern Natural Gas Co. 8.875% 03/15/10	130,000	136,825
Williams Companies, Inc. 6.375% 10/01/10 (b)	395,000	386,112
8.125% 03/15/12	225,000	234,000
		2,332,415
Financials—2.1%
Diversified Financial Services—1.8%
Finance – Auto Loans—0.9%
Ford Motor Credit Co. 7.375% 02/01/11	395,000	354,410

	Par		Value
General Motors Acceptance Corp. 6.875% 09/15/11		$310,000	$297,466
8.000% 11/01/31		465,000	446,400
			1,098,276
Finance – Consumer Loans—0.5%
SLM Corp. 6.500% 06/15/10	NZD	1,100,000	660,996
Finance – Investment Banker/Broker—0.4%
E*Trade Financial Corp. 8.000% 06/15/11	USD	210,000	214,725
LaBranche & Co., Inc. 11.000% 05/15/12		215,000	235,425
			450,150
Real Estate Investment Trusts—0.3%
REITS – Hotels—0.2%
Host Marriott LP 6.750% 06/01/16 (b)		245,000	232,137
REITS – Regional Malls—0.1%
Rouse Co. LP 6.750% 05/01/13 (b)		155,000	151,795
Industrials—5.1%
Aerospace & Defense—0.6%
Aerospace/Defense – Equipment—0.4%
BE Aerospace, Inc. 8.500% 10/01/10		245,000	257,863
DRS Technologies, Inc. 6.875% 11/01/13		150,000	144,750
Sequa Corp. 9.000% 08/01/09		90,000	94,725
			497,338
Electronics – Military—0.2%
L-3 Communications Corp. 5.875% 01/15/15		45,000	41,963
6.375% 10/15/15		175,000	166,687
			208,650
Building Materials—0.4%
Building & Construction Products – Miscellaneous—0.2%
Nortek, Inc. 8.500% 09/01/14		120,000	116,700
NTK Holdings, Inc. (d) 03/01/14 (10.750% 09/01/09)		120,000	87,300
			204,000
Building Products – Air & Heating—0.1%
Goodman Global Holding Co., Inc. 7.875% 12/15/12		160,000	154,800
Building Products – Cement/Aggregation—0.1%
RMCC Acquisition Co. 9.500% 11/01/12 (b)		145,000	151,163

See Accompanying Notes to Financial Statements.

10

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Electronics—0.1%
Electronic Components – Miscellaneous—0.1%
Flextronics International Ltd. 6.250% 11/15/14	$205,000	$191,931
Environmental Control—0.6%
Non-Hazardous Waste Disposal—0.5%
Allied Waste North America, Inc. 7.125% 05/15/16 (b)	275,000	259,875
7.875% 04/15/13	440,000	442,200
		702,075
Recycling—0.1%
Aleris International, Inc. 9.000% 11/15/14	70,000	71,137
Machinery – Construction & Mining—0.1%
Machinery – Construction & Mining—0.1%
Terex Corp. 7.375% 01/15/14	170,000	167,450
Machinery – Diversified—0.3%
Machinery – General Industry—0.2%
Douglas Dynamics LLC 7.750% 01/15/12 (b)	125,000	118,438
Manitowoc Co., Inc. 7.125% 11/01/13	90,000	87,750
		206,188
Machinery – Material Handling—0.1%
Columbus McKinnon Corp. 8.875% 11/01/13	140,000	142,800
Metal Fabricate/Hardware—0.3%
Metal Processors & Fabrication—0.3%
Mueller Group, Inc. 10.000% 05/01/12	200,000	215,500
Mueller Holdings, Inc. (d) 04/15/14 (14.750% 04/15/09)	150,000	127,125
TriMas Corp. 9.875% 06/15/12	100,000	91,000
		433,625
Miscellaneous Manufacturing—0.7%
Diversified Manufacturing Operators—0.6%
Bombardier, Inc. 6.300% 05/01/14 (b)	350,000	305,812
J.B. Poindexter & Co. 8.750% 03/15/14	155,000	125,550
Koppers Industries, Inc. 9.875% 10/15/13	62,000	67,270
Trinity Industries, Inc. 6.500% 03/15/14	235,000	229,419
		728,051
Miscellaneous Manufacturing—0.1%
Nutro Products, Inc. 10.750% 04/15/14 (b)	150,000	154,313

	Par	Value
Packaging & Containers—1.0%
Containers – Metal/Glass—0.6%
Crown Americas LLC & Crown Americas Capital Corp. 7.750% 11/15/15 (b)	$225,000	$220,500
Owens-Brockway Glass Container, Inc. 8.250% 05/15/13	445,000	448,337
Owens-Illinois, Inc. 7.500% 05/15/10	80,000	78,000
		746,837
Containers – Paper/Plastic—0.4%
Consolidated Container Co., LLC (d) 06/15/09 (10.750% 06/15/07)	125,000	116,563
Jefferson Smurfit Corp. 8.250% 10/01/12	205,000	189,625
MDP Acquisitions PLC 9.625% 10/01/12	185,000	191,937
		498,125
Transportation—1.0%
Transportation – Marine—0.4%
Ship Finance International Ltd. 8.500% 12/15/13	215,000	203,981
Stena AB 7.500% 11/01/13	245,000	237,956
		441,937
Transportation – Railroad—0.2%
TFM SA de CV 9.375% 05/01/12	220,000	228,800
Transportation – Services—0.3%
CHC Helicopter Corp. 7.375% 05/01/14	300,000	289,125
PHI, Inc. 7.125% 04/15/13 (b)	135,000	126,563
		415,688
Transportation – Trucks—0.1%
QDI LLC 9.000% 11/15/10	125,000	116,875
Technology—0.4%
Computers—0.1%
Computer Services—0.1%
Sungard Data Systems, Inc. 9.125% 08/15/13	25,000	26,063
9.125% 08/15/13 (b)	95,000	99,275
		125,338
Office/Business Equipment—0.1%
Office Automation & Equipment—0.1%
Xerox Corp. 7.125% 06/15/10	165,000	166,856

See Accompanying Notes to Financial Statements.

11

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Semiconductors—0.2%
Electronic Components – Semiconductors—0.2%
Amkor Technology, Inc. 9.250% 06/01/16	$95,000	$90,012
Freescale Semiconductor, Inc. 6.875% 07/15/11	110,000	110,275
		200,287
Utilities—1.8%
Electric—1.8%
Electric – Generation—0.5%
AES Corp. 9.000% 05/15/15 (b)	70,000	75,250
9.500% 06/01/09	237,000	250,628
Edison Mission Energy 7.730% 06/15/09	340,000	343,400
		669,278
Electric – Integrated—0.5%
CMS Energy Corp. 6.875% 12/15/15	100,000	94,500
8.500% 04/15/11	65,000	67,763
Mirant Mid Atlantic LLC 8.625% 06/30/12	37,758	39,551
Nevada Power Co. 9.000% 08/15/13	81,000	87,482
Sierra Pacific Resources 6.750% 08/15/17	185,000	173,437
TECO Energy, Inc. 7.000% 05/01/12	165,000	164,175
		626,908
Independent Power Producer—0.8%
Dynegy Holdings, Inc. 6.875% 04/01/11	230,000	217,350
7.125% 05/15/18	5,000	4,375
Mirant North America LLC 7.375% 12/31/13 (b)	270,000	261,900
MSW Energy Holdings LLC 8.500% 09/01/10	215,000	222,525
MSW Energy Holdings II LLC 7.375% 09/01/10	90,000	90,338
NRG Energy, Inc. 7.250% 02/01/14	110,000	107,387
7.375% 02/01/16	110,000	107,387
		1,011,262
Total Corporate Fixed-Income Bonds & Notes (cost of $50,732,821)		50,104,789
MORTGAGE-BACKED SECURITIES—2.3%
Federal Home Loan Mortgage Corp. 8.000% 10/01/26	57,607	60,897
Federal National Mortgage Association, TBA, 6.500% 07/13/36 (f)	2,795,000	2,808,975
Total Mortgage-Backed Securities (cost of $2,879,515)		2,869,872

	Par		Value
ASSET-BACKED SECURITIES—0.8%
Equity One ABS, Inc. 4.205% 04/25/34		$625,000	$582,213
GMAC Mortgage Corp. 4.865% 09/25/34		520,000	501,050
Total Asset-Backed Securities (cost of $1,140,508)			1,083,263
MUNICIPAL BOND (TAXABLE)—0.3%
California—0.3%
CA Cabazon Band Mission Indians 13.000% 10/01/11 (e)		350,000	363,842
Total Municipal Bond (Taxable) (cost of $350,000)			363,842
CONVERTIBLE BONDS—0.2%
Communications—0.2%
Telecommunication Services—0.2%
Telecommunication Equipment—0.1%
Nortel Networks Corp. 4.250% 09/01/08		130,000	122,525
Telephone – Integrated—0.1%
NTL Cable PLC 8.750% 04/15/14	EUR	75,000	97,727
Total Convertible Bonds (cost of $216,463)			220,252
	Shares
COMMON STOCK (g)—0.0%
Industrials—0.0%
Commercial Services & Supplies—0.0%
Fairlane Management Corp. (h)(i)	USD	2,000	—
Total Common Stock (cost of $—)			—
	Units
WARRANTS (g)—0.0%
Communications—0.0%
Telecommunication Services—0.0%
Cellular Telecommunications—0.0%
UbiquiTel, Inc. Expires 04/15/10 (b)(e)(h)		225	2
Telecommunication Services—0.0%
Jazztel PLC Expires 07/15/10(h)(i)	EUR	95	—
Industrials—0.0%
Transportation—0.0%
Transportation – Trucks—0.0%
QDI LLC Expires 01/15/07 (b)(e)(h)	USD	1,020	10,547
Total Warrants (cost of $11,587)			10,549

See Accompanying Notes to Financial Statements.

12

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Short-Term Obligation—2.8%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Note maturing 02/15/14, market value of $3,633,100 (repurchase proceeds $3,560,305)	$3,559,000	$3,559,000
Total Short-Term Obligation (cost of $3,559,000)		3,559,000
Total Investments—101.0% (cost of $126,355,684) (j)		127,132,237
Other Assets & Liabilities, Net—(1.0)%		(1,306,847)
Net Assets—100.0%		$125,825,390

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which did not include any illiquid securities except for the following, amounted to $9,312,086, which represents 7.4% of net assets.

Security	Acquisition Date	Par/Units	Acquisition Cost	Value
Hollinger, Inc.	03/05/03	$92,000	$116,271	$88,320
UbiquiTel, Inc.	04/11/00	225	11,400	2
QDI LLC	06/01/02	1,020	—	10,547
				$98,869

(c)  Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)  Illiquid security.

(f)  Security purchased on a delayed delivery basis.

(g)  Non-income producing security.

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(i)  Security has no value.

(j)  Cost for federal income tax purposes is $128,773,135.

At June 30, 2006, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	54.8%
Corporate Fixed-Income Bonds & Notes	39.8
Mortgage-Backed Securities	2.3
Asset-Backed Securities	0.8
Municipal Bond (Taxable)	0.3
Convertible Bond	0.2
Common Stock	0.0 *
Warrants	0.0 *
Short-Term Obligation	2.8
Other Assets & Liabilities, Net	(1.0)
100.0%
*Rounds to less than 0.1%.

At June 30, 2006, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Sell		Aggregate Value		Face Value	Settlement Date	Unrealized Appreciation/ Depreciation
AUD	$		965,517	$970,073	08/08/06	$4,556
		EUR	512,321	505,796	07/19/06	(6,525)
		EUR	2,536,902	2,513,056	07/24/06	(23,846)
		EUR	762,517	753,544	07/27/06	(8,973)
		EUR	153,829	150,711	07/31/06	(3,118)
		GBP	887,990	887,294	07/19/06	(696)
		GBP	1,424,705	1,421,921	07/26/06	(2,784)
						$(41,386)

Acronym	Name
AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

NZD	New Zealand Dollar

PIK	Payment-In-Kind

PLN	Polish Zloty

REIT	Real Estate Investment Trust

SEK	Swedish Krona

TBA	To Be Announced

USD	United States Dollar

ZAR	South African Rand

See Accompanying Notes to Financial Statements.

13

Statement of Assets and Liabilities

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Investments, at cost	$126,355,684
Investments, at value	$127,132,237
Cash	495
Unrealized appreciation on foreign forward currency contracts	4,556
Receivable for:
Investments sold	615,382
Interest	2,545,726
Foreign tax reclaims	1,028
Deferred Trustees' compensation plan	14,678
Other assets	2,948
Total Assets	130,317,050
Liabilities:
Unrealized depreciation on foreign forward currency contracts	45,942
Expense reimbursement due to Investment Advisor	238
Payable for:
Investments purchased	498,351
Investments purchased on a delayed delivery basis	3,081,363
Fund shares repurchased	709,509
Investment advisory fee	63,394
Transfer agent fee	45
Pricing and bookkeeping fees	19,771
Audit fee	20,038
Custody fee	7,855
Distribution fee—Class B	12,233
Chief compliance officer expenses	1,086
Deferred dollar roll fee income	912
Deferred Trustees' fees	14,678
Other liabilities	16,245
Total Liabilities	4,491,660
Net Assets	$125,825,390
Composition of Net Assets:
Paid-in capital	136,454,561
Undistributed net investment income	14,417,257
Accumulated net realized loss	(25,805,075)
Net unrealized appreciation (depreciation) on:
Investments	776,553
Foreign currency translations	(17,906)
Net Assets	$125,825,390
Class A:
Net assets	$71,702,117
Shares outstanding	7,036,119
Net asset value per share	$10.19
Class B:
Net assets	$54,123,273
Shares outstanding	5,334,794
Net asset value per share	$10.15

See Accompanying Notes to Financial Statements.

14

Statement of Operations

Columbia Strategic Income Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$4,475,987
Dollar roll fee income	16,322
Total Investment Income (net of foreign taxes withheld of $62)	4,492,309
Expenses:
Investment advisory fee	399,767
Distribution fee—Class B	69,366
Transfer agent fee	139
Pricing and bookkeeping fees	57,473
Trustees' fees	7,192
Custody fee	19,033
Chief compliance officer expenses (See Note 4)	2,267
Non-recurring costs (See Note 8)	474
Other expenses	39,265
Total Expenses	594,976
Fees waived by Distributor—Class B	(9,935)
Non-recurring costs assumed by Investment Advisor (See Note 8)	(474)
Custody earnings credit	(1,546)
Net Expenses	583,021
Net Investment Income	3,909,288
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	1,079,091
Foreign currency transactions	(728,459)
Net realized gain	350,632
Net change in unrealized appreciation (depreciation) on:
Investments	(3,397,116)
Foreign currency translations	27,508
Net change in unrealized appreciation (depreciation)	(3,369,608)
Net Loss	(3,018,976)
Net Increase in Net Assets from Operations	$890,312

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets

Columbia Strategic Income Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$3,909,288	$9,091,851
Net realized gain on investments and foreign currency transactions	350,632	2,414,220
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(3,369,608)	(9,298,736)
Net Increase from Operations	890,312	2,207,335
Share Transactions:
Class A:
Subscriptions	945,103	4,274,647
Redemptions	(13,395,851)	(24,741,749)
Net Decrease	(12,450,748)	(20,467,102)
Class B:
Subscriptions	2,427,624	6,858,887
Redemptions	(5,135,472)	(11,327,805)
Net Decrease	(2,707,848)	(4,468,918)
Net Decrease from Share Transactions	(15,158,596)	(24,936,020)
Total Decrease in Net Assets	(14,268,284)	(22,728,685)
Net Assets:
Beginning of period	140,093,674	162,822,359
End of period	$125,825,390	$140,093,674
Undistributed net investment income at end of period	$14,417,257	$10,507,969
Changes in Shares:
Class A:
Subscriptions	92,570	427,736
Redemptions	(1,313,142)	(2,477,958)
Net Decrease	(1,220,572)	(2,050,222)
Class B:
Subscriptions	239,065	684,908
Redemptions	(505,013)	(1,137,763)
Net Decrease	(265,948)	(452,855)

See Accompanying Notes to Financial Statements.

16

Financial Highlights

Columbia Strategic Income Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended December 31,
	June 30,
	2006 (a)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.09		$9.95	$9.80	$8.89	$8.91	$9.41
Income from Investment Operations:
Net investment income (b)	0.29		0.58	0.59	0.60	0.63	0.79	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.23)		(0.44)	0.38	1.04	0.09	(0.46	)(c)
Total from Investment Operations	0.06		0.14	0.97	1.64	0.72	0.33
Less Distributions Declared to Shareholders:
From net investment income	—		—	(0.82)	(0.73)	(0.72)	(0.81)
Return of capital	—		—	—	—	(0.02)	(0.02)
Total Distributions Declared to Shareholders	—		—	(0.82)	(0.73)	(0.74)	(0.83)
Net Asset Value, End of Period	$10.15		$10.09	$9.95	$9.80	$8.89	$8.91
Total return (d)(e)(f)	0.59	%(g)	1.41%	9.85%	18.43%	8.08%	3.54%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	1.00	%(i)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (h)	5.75	%(i)	5.82%	5.88%	6.17%	6.92%	8.27	%(c)
Waiver/reimbursement	0.04	%(i)	0.01%	0.05%	0.05%	0.01%	0.10%
Portfolio turnover rate	23	%(g)	40%	103%	61%	62%	62%
Net assets, end of period (000's)	$54,123		$56,507	$60,210	$55,825	$32,407	$19,481

(a)  On May 1, 2006, Colonial Strategic Income Fund, Variable Series was renamed Columbia Strategic Income Fund, Variable Series.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03 and decrease the ratio of net investment income to average net assets from 8.55% to 8.27%.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the Transfer Agent and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia Strategic Income Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Effective May 1, 2006, Colonial Strategic Income Fund, Variable Series was renamed Columbia Strategic Income Fund, Variable Series. Prior to May 1, 2006, the Fund was organized as a series of Liberty Variable Investment Trust.

Investment Goal—The Fund seeks current income consistent with prudent risk. The Fund also seeks maximum total return.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

18

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

Forward Foreign Currency Exchange Contracts—Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Roll Transactions—The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls"). For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities—The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies liquid portfolio securities in its records in an amount equal to the delayed delivery commitment.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency

19

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$4,579,336
Unrealized depreciation	(6,220,234)
Net unrealized depreciation	$(1,640,898)

The following capital loss carryforwards, determined as of December 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$3,347,414
2009	11,079,118
2010	11,028,566
2013	159,225
$25,614,323

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.60%
$500 million to $1 billion	0.55%
$1 billion to $1.5 billion	0.52%
Over $1.5 billion	0.49%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.60% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight

20

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.086% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia and the Distributor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.00% annually of the Fund's average daily net assets. For Class B shares, the Distributor will first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.00% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may revise or discontinue this arrangement any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,226 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $29,335,655 and $39,861,364, of which $2,987,513 and $2,420,609, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

21

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

For the six months ended June 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Other Related Party Transactions

During the six months ended June 30, 2006, the Fund used Bank of America Securities, a wholly-owned subsidiary of BOA, as a broker. No commissions were paid to Bank of America Securities during the period.

Note 8. Disclosure of Significant Risks and Contingencies

Foreign Securities—There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

High-Yield Securities—Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for con-solidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class

22

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2006 (Unaudited)

action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $474 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

23

Columbia International Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment — and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

The views expressed in the President's Message and Portfolio Managers' Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia International Fund, Variable Series / June 30, 2006

Columbia International Fund, Variable Series seeks long-term growth.

Fred Copper, the lead manager, has managed or co-managed the fund since October 2005. Tim Anderson, Jasmine Huang, Paul DiGiacomo and Daisuke Nomoto have co-managed the fund since May 2006.

Summary

•  For the six-month period ended June 30, 2006, the return for Columbia International Fund, Variable Series was less than the return for the MSCI EAFE Index.1 However, the fund's return was higher than the average return for the Lipper Variable Underlying Funds International Core Category.2 International markets were strong during the first four months of the period, then gave back some of their returns as concerns about inflation and rising interest rates dampened investor enthusiasm. However, a declining dollar aided foreign stock markets, especially in the last half of the period, and accounted for approximately half of their return for the period.

•  The fund's relative return was driven primarily by stock selection. On the plus side, Stork NV (1.0% of net assets), an industrial machinery manufacturer appreciated after management announced a bid to take the company private. Schering AG, the German pharmaceutical company, was acquired at close to a 50% premium and was another strong contributor. The fund eliminated the position during the period. Norsk Hydro ASA (1.3% of net assets) benefited from the run-up in metals and energy prices. And Canon, Inc. (1.2% of net assets) posted strong returns as the transition from conventional to digital imaging technology benefited the company.

Stocks that detracted from performance included CGI Group (0.6% of net assets), a Canada-based technology company, which experienced declining revenue growth, and Yamada Denki, a Japanese retailer, which gave back some of the tremendous gains it experienced in 2005 and was sold during the period. A position in Aiful, a Japanese consumer finance company, also hurt the fund. We sold the stock.

•  We used the market weakness that occurred in May to add to some of the fund's positions, including energy and industrials sectors. Both sectors lost some ground as investors gave in to concerns about inflation and higher short-term interest rates. However, we expect these fears to abate if economic growth returns to a moderate pace and the trend toward outsourcing manufacturing to low-cost countries continues. Against that backdrop, we believe that industrials and energy have the potential to do well.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

An investment in the Columbia International Fund, Variable Series may present certain risks, including stock market fluctuations that occur in response to economic and business developments. International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Since the fund may invest a greater percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund.

Holdings are disclosed as of June 30, 2006 and are subject to change.

1  The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. Unlike the funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia International Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	9.35	26.49	8.45	4.37
MSCI EAFE Index	10.16	26.56	10.02	6.39

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
Class B	2.14	2.34

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class shares would be lower.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia International Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 – 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,093.48	1,018.84	6.23	6.01	1.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia International Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—98.0%
Consumer Discretionary—11.7%
Auto Components—2.9%
Compagnie Generale des Etablissements Michelin, Class B	8,564	$513,807
Continental AG	4,465	455,460
Denso Corp.	16,900	554,826
Leoni AG	8,951	336,698
		1,860,791
Automobiles—2.0%
Toyota Motor Corp.	25,100	1,313,201
Distributors—0.6%
Canon Marketing Japan, Inc.	18,400	380,444
Hotels Restaurants & Leisure—0.3%
Genting Berhad	29,400	189,567
Household Durables—2.9%
JM AB	27,600	439,115
Makita Corp.	9,400	296,740
Matsushita Electric Industrial Co., Ltd.	30,000	634,817
Taylor Woodrow PLC	87,198	537,334
		1,908,006
Leisure Equipment & Products—0.5%
Sega Sammy Holdings, Inc.	8,000	295,898
Media—2.1%
Publicis Groupe	12,589	485,709
Vivendi SA	25,787	902,360
		1,388,069
Specialty Retail—0.4%
HMV Group PLC	81,968	260,207
Consumer Staples—1.9%
Beverages—0.8%
Diageo PLC	29,721	499,366
Tobacco—1.1%
Imperial Tobacco Group PLC	14,047	433,024
Japan Tobacco, Inc.	82	298,391
		731,415
Energy—11.5%
Oil, Gas & Consumable Fuels—11.5%
BP PLC	97,174	1,128,331
EnCana Corp.	10,100	531,827
ENI S.p.A.	32,709	962,162
Norsk Hydro ASA	30,650	817,147
PetroChina Co., Ltd., Class H	538,000	580,247
Petroleo Brasileiro SA, ADR	2,617	233,724
Royal Dutch Shell PLC, Class A	14,540	489,350
Royal Dutch Shell PLC, Class B	25,841	903,375
Statoil ASA	15,550	441,551
Total SA	15,494	1,016,227

	Shares	Value
Yanzhou Coal Mining Co., Ltd., Class H	518,000	$382,183
		7,486,124
Financials—31.9%
Capital Markets—4.6%
Credit Suisse Group, Registered Shares	10,826	604,733
Daiwa Securities Group, Inc.	32,000	383,940
Deutsche Bank AG, Registered Shares	6,984	784,444
Nomura Holdings, Inc.	31,800	598,112
UBS AG, Registered Shares	5,675	620,677
		2,991,906
Commercial Banks—18.5%
Australia & New Zealand Banking Group Ltd.	18,460	365,645
Banco Bilbao Vizcaya Argentaria SA	52,168	1,074,708
Banco Santander Central Hispano SA	56,161	821,635
Bangkok Bank Public Co., Ltd., NVDR	116,400	309,649
Barclays PLC	89,208	1,012,106
BNP Paribas SA	10,033	958,883
Depfa Bank PLC	31,801	527,167
ForeningsSparbanken AB	13,000	340,908
HBOS PLC	51,156	888,256
HSBC Holdings PLC	54,711	966,016
Industrial Bank of Korea	22,630	383,579
Mega Financial Holding Co., Ltd.	431,000	318,558
Mitsubishi UFJ Financial Group, Inc.	40	558,091
Mizuho Financial Group, Inc.	38	323,138
Societe Generale	6,002	881,001
Sumitomo Mitsui Financial Group, Inc.	54	573,175
Sumitomo Trust & Banking Co., Ltd.	42,000	461,617
United Overseas Bank Ltd.	74,000	728,731
Westpac Banking Corp.	31,298	540,692
		12,033,555
Consumer Finance—0.6%
ORIX Corp.	1,570	383,071
Diversified Financial Services—2.0%
Fortis	16,573	563,520
ING Groep NV	18,788	737,191
		1,300,711
Insurance—5.1%
Allianz AG, Registered Shares	4,498	709,171
Aviva PLC	41,558	587,416
Baloise Holding AG, Registered Shares	3,500	268,546

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Muenchener Rueckversicherungs- Gesellschaft AG, Registered Shares	2,734	$372,857
Sampo Oyj, Class A	34,700	661,333
Storebrand ASA	25,000	257,627
Zurich Financial Services AG, Registered Shares (a)	2,110	461,730
		3,318,680
Real Estate Management & Development—1.1%
Sun Hung Kai Properties Ltd.	22,000	224,278
Swire Pacific Ltd., Class A	45,000	463,606
		687,884
Health Care—9.6%
Pharmaceuticals—9.6%
Altana AG	6,978	388,346
AstraZeneca PLC	20,898	1,253,284
Biovail Corp.	27,141	635,371
Eisai Co., Ltd.	13,500	606,946
GlaxoSmithKline PLC	23,092	644,740
H. Lundbeck A/S	16,900	384,448
Novartis AG, Registered Shares	23,666	1,280,038
Sanofi-Aventis	3,035	296,183
Takeda Pharmaceutical Co., Ltd.	11,600	723,270
		6,212,626
Industrials—10.8%
Aerospace & Defense—0.5%
MTU Aero Engines Holding AG	9,495	315,504
Airlines—0.6%
British Airways PLC (a)	65,827	416,197
Construction & Engineering—1.1%
Shimizu Corp.	45,000	253,104
YIT Oyj	17,700	433,002
		686,106
Electrical Equipment—1.5%
ABB Ltd., Registered Shares	37,926	493,227
Mitsubishi Electric Corp.	60,000	482,937
		976,164
Industrial Conglomerates—0.3%
SembCorp Industries Ltd.	107,140	219,826
Machinery—4.1%
Andritz AG	3,082	508,051
Georg Fischer AG, Registered Shares (a)	872	374,457
Komatsu Ltd.	29,000	580,974
Saurer AG, Registered Shares (a)	5,071	385,478
Stork NV	12,056	644,833
Volvo AB, Class B	3,600	176,380
		2,670,173

	Shares	Value
Road & Rail—1.4%
Central Japan Railway Co.	75	$748,177
ComfortDelGro Corp., Ltd.	161,000	155,169
		903,346
Trading Companies & Distributors—1.3%
Hitachi High-Technologies Corp.	15,700	479,898
Mitsubishi Corp.	17,900	359,615
		839,513
Information Technology—7.7%
Communications Equipment—1.6%
Nokia Oyj	50,550	1,022,812
Computers & Peripherals—1.5%
FUJITSU Ltd.	32,000	249,081
Lite-On Technology Corp.	282,000	418,547
Wincor Nixdorf AG	2,589	330,565
		998,193
Electronic Equipment & Instruments—1.1%
Hoya Corp.	9,000	321,744
Kyocera Corp.	4,600	357,534
		679,278
Internet Software & Services—0.6%
NetEase.com, Inc., ADR (a)	17,300	386,309
IT Services—0.6%
CGI Group, Inc., Class A (a)	66,200	412,749
Office Electronics—1.2%
Canon, Inc.	16,200	792,343
Semiconductors & Semiconductor Equipment—0.7%
Advantest Corp.	1,400	143,287
Samsung Electronics Co., Ltd., GDR (b)	476	149,583
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	18,966	174,110
		466,980
Software—0.4%
Cognos, Inc. (a)	7,851	223,361
Materials—6.8%
Chemicals—4.1%
BASF AG	11,440	917,527
Bayer AG	6,195	284,391
Shin-Etsu Chemical Co., Ltd.	8,700	475,239
Sumitomo Chemical Co., Ltd.	57,000	477,264
Teijin Ltd.	74,000	471,670
		2,626,091
Metals & Mining—2.7%
Kobe Steel Ltd.	147,000	462,087
Rio Tinto PLC	9,342	490,104
Salzgitter AG	7,663	648,227
ThyssenKrupp AG	5,000	170,737
		1,771,155

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Telecommunication Services—2.3%
Diversified Telecommunication Services—1.4%
Chunghwa Telecom Co., Ltd., ADR	23,167	$427,894
Nippon Telegraph & Telephone Corp.	98	480,001
		907,895
Wireless Telecommunication Services—0.9%
China Mobile Ltd.	41,000	234,558
Taiwan Mobile Co., Ltd	353,000	351,354
		585,912
Utilities—3.8%
Electric Utilities—2.8%
E.ON AG	7,083	814,240
Endesa SA	15,389	535,184
Terna S.p.A.	182,339	485,873
		1,835,297
Gas Utilities—0.5%
Tokyo Gas Co., Ltd.	68,000	321,495
Independent Power Producers & Energy Traders—0.5%
Electric Power Development Co., Ltd.	7,800	297,788
Total Common Stocks (cost of $52,010,751)		63,596,008
INVESTMENT COMPANY—1.4%
iShares MSCI EAFE Index Fund	13,505	883,092
Total Investment Company (cost of $897,621)		883,092
	Par
SHORT-TERM OBLIGATION—1.1%
Repurchase agreement with State Street Bank & Trust Co. dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Note maturing 06/30/08, market value of $738,150 (repurchase proceeds $720,264)	$720,000	720,000
Total Short-Term Obligation (cost of $720,000)		720,000
Total Investments—100.5% (cost of $53,628,372) (c)		65,199,100
Other Assets & Liabilities, Net—(0.5)%		(341,883)
Net Assets—100.0%		$64,857,217

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of this security, which is not illiquid, represents 0.2% of net assets.

(c)  Cost for federal income tax purposes is $53,628,372.

The Fund was invested in the following countries at June 30, 2006:

Country	Value	% of Total Investments
Japan	$16,139,915	24.7%
United Kingdom	10,509,106	16.1
Germany	6,528,167	10.0
France	5,054,170	7.7
Switzerland	4,488,886	6.9
Spain	2,431,527	3.7
Finland	2,117,147	3.2
Canada	1,803,308	2.8
Taiwan	1,690,463	2.6
United States	1,603,092	2.5
Norway	1,516,325	2.3
Italy	1,448,035	2.2
Netherlands	1,382,024	2.1
China	1,348,739	2.1
Singapore	1,103,726	1.7
Sweden	956,403	1.5
Hong Kong	922,442	1.4
Australia	906,337	1.4
Belgium	563,520	0.9
Korea	533,162	0.8
Ireland	527,167	0.8
Austria	508,051	0.8
Denmark	384,448	0.6
Thailand	309,649	0.5
Brazil	233,724	0.4
Malaysia	189,567	0.3
	$65,199,100	100.0%

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities

Columbia International Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Investments, at cost	$53,628,372
Investments, at value	$65,199,100
Cash	343
Foreign currency (cost of $39,280)	40,252
Receivable for:
Investments sold	471,086
Interest	88
Dividends	83,941
Foreign tax reclaims	56,796
Expense reimbursement due from Investment Advisor	3,311
Deferred Trustees' compensation plan	9,616
Total Assets	65,864,533
Liabilities:
Payable for:
Investments purchased	666,519
Fund shares repurchased	248,812
Investment advisory fee	45,621
Transfer agent fee	23
Pricing and bookkeeping fees	6,010
Audit fee	13,617
Custody fee	6,562
Distribution fee—Class B	1,677
Chief compliance officer expenses	985
Deferred Trustees' fees	9,616
Other liabilities	7,874
Total Liabilities	1,007,316
Net Assets	$64,857,217
Composition of Net Assets:
Paid-in capital	$46,574,374
Undistributed net investment income	1,696,310
Accumulated net realized gain	5,015,138
Net unrealized appreciation on:
Investments	11,570,728
Foreign currency translations	667
Net Assets	$64,857,217
Class A:
Net assets	$58,600,351
Shares outstanding	24,816,128
Net asset value per share	$2.36
Class B:
Net assets	$6,256,866
Shares outstanding	2,668,576
Net asset value per share	$2.34

See Accompanying Notes to Financial Statements.

7

Statement of Operations

Columbia International Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Dividends	$1,150,739
Interest	9,306
Total Investment Income (net of foreign taxes withheld of $128,706)	1,160,045
Expenses:
Investment advisory fee	297,573
Distribution fee—Class B	8,043
Transfer agent fee	96
Pricing and bookkeeping fees	35,468
Trustees' fees	6,133
Custody fee	35,485
Chief compliance officer expenses (See Note 4)	2,028
Non-recurring costs (See Note 7)	241
Other expenses	27,001
Total Expenses	412,068
Fees and expenses waived or reimbursed by Investment Advisor	(78,786)
Non-recurring costs assumed by Investment Advisor (See Note 7)	(241)
Custody earnings credit	(62)
Net Expenses	332,979
Net Investment Income	827,066
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	8,560,683
Foreign currency transactions	(22,560)
Net realized gain	8,538,123
Net change in unrealized appreciation (depreciation) on:
Investments	(2,846,270)
Foreign currency translations	5,155
Net change in unrealized appreciation (depreciation)	(2,841,115)
Net Gain	5,697,008
Net Increase in Net Assets from Operations	$6,524,074

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets

Columbia International Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$827,066	$1,030,248
Net realized gain on investments and foreign currency transactions	8,538,123	8,617,377
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,841,115)	(1,296,659)
Net Increase from Operations	6,524,074	8,350,966
Share Transactions:
Class A:
Subscriptions	1,345,629	2,070,410
Redemptions	(10,204,142)	(18,556,564)
Net Decrease	(8,858,513)	(16,486,154)
Class B:
Subscriptions	71,976	402,432
Redemptions	(654,899)	(1,676,477)
Net Decrease	(582,923)	(1,274,045)
Net Decrease from Share Transactions	(9,441,436)	(17,760,199)
Total Decrease in Net Assets	(2,917,362)	(9,409,233)
Net Assets:
Beginning of period	67,774,579	77,183,812
End of period	$64,857,217	$67,774,579
Undistributed net investment income at end of period	$1,696,310	$869,244
Changes in Shares:
Class A:
Subscriptions	587,216	1,090,195
Redemptions	(4,355,625)	(9,507,657)
Net Decrease	(3,768,409)	(8,417,462)
Class B:
Subscriptions	30,617	208,470
Redemptions	(282,324)	(870,287)
Net Decrease	(251,707)	(661,817)

See Accompanying Notes to Financial Statements.

9

Financial Highlights

Columbia International Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:
	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2006		2005		2004		2003		2002	2001
Net Asset Value, Beginning of Period	$2.14		$1.90		$1.69		$1.26		$1.46	$1.93
Income from Investment Operations:
Net investment income (a)	0.03		0.02		0.01		0.03		0.01	— (b)
Net realized and unrealized gain (loss) on investments, foreign currency and foreign capital gains tax	0.17		0.22		0.22		0.41		(0.21)	(0.47)
Total from Investment Operations	0.20		0.24		0.23		0.44		(0.20)	(0.47)
Less Distributions Declared to Shareholders:
From net investment income	—		—		(0.02)		(0.01)		— (b)	—
Net Asset Value, End of Period	$2.34		$2.14		$1.90		$1.69		$1.26	$1.46
Total return (c)(d)	9.35	%(e)(f)	12.63	%(e)	13.48	%(e)(g)	35.21	%(e)	(13.56)%	(24.35)%
Ratios to Average Net Assets/Supplemental Data:
Expenses (h)	1.20	%(i)	1.20%		1.20%		1.22%		1.38%	1.48%
Net investment income (h)	2.20	%(i)	1.20%		0.72%		1.71%		0.37%	0.16%
Waiver/reimbursement	0.23	%(i)	0.20%		0.21%		0.18%		—	—
Portfolio turnover rate	56	%(f)	67%		101%		104%		39%	34%
Net assets, end of period (000's)	$6,257		$6,249		$6,792		$6,817		$1	$1

(a)  Per share data was calculated using average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

10

Notes to Financial Statements

Columbia International Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia International Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Prior to May 1, 2006, the Fund was organized as a series of Liberty Variable Investment Trust.

Investment Goal—The Fund seeks long-term growth.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Forward Foreign Currency Exchange Contracts—Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized

11

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2006 (Unaudited)

gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$12,543,991
Unrealized depreciation	(973,263)
Net unrealized appreciation	$11,570,728

The following capital loss carryforwards, determined as of December 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2007	$153,762
2008	602,544
2009	3,734,787
2010	3,027,462
2011	339,845
$7,858,400

Of the capital loss carryforwards attributable to the Fund, $865,030 ($519,018 expiring 12/31/08, $173,006 expiring 12/31/09 and $173,006 expiring 12/31/10) remain from the Fund's merger with Colonial International Horizons Fund, Variable Series and $395,480 ($153,762 expiring 12/31/07, $83,526 expiring 12/31/08, $79,096 expiring 12/31/09 and $79,096 expiring 12/31/10) remain from the Fund's merger with Colonial Global Equity Fund, Variable Series. Utilization of these losses, as well as the remaining capital loss carryforwards of the Fund, could be subject to limitations imposed by the Internal Revenue Code.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to

12

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2006 (Unaudited)

be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.87%
$500 million to $1 billion	0.82%
$1 billion to $1.5 billion	0.77%
$1.5 billion to $3 billion	0.72%
$3 billion to $6 billion	0.70%
Over $6 billion	0.68%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.87% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.104% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006 the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.95% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the

13

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2006 (Unaudited)

Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,202 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $38,241,194 and $47,684,703, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended June 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Foreign Securities—There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Industry Focus—The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased

14

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2006 (Unaudited)

redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $241 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

15

Columbia Large Cap Growth Fund, Variable Series

Columbia Funds Variable Insurance Trust

Class B

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment — and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

The views expressed in the President's Message and Portfolio Managers' Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006

Columbia Large Cap Growth Fund, Variable Series seeks long-term growth.

Paul J. Berlinguet, Edward P. Hickey, Roger R. Sullivan and Mary-Ann Ward co-manage the fund.

Summary

•  For the six-month period ended June 30, 2006, Columbia Large Cap Growth Fund, Variable Series outperformed the Russell 1000 Growth Index,1 but trailed the Lipper Variable Underlying Funds Large-Cap Core Category.2 The fund generated a positive return even though growth stocks were out of favor through most of the period.

•  The fund was aided by its positions in consumer discretionary stocks, notably Office Depot, News Corp., and gaming company Las Vegas Sands (1.3%, 2.1% and 0.6% of net assets, respectively). We successfully avoided traditional goods-based stocks, particularly retailers that suffered in the marketplace amid concerns about the increasing impact of higher energy prices and rising interest rates on consumer spending. Energy was also an important contributor to performance, highlighted by the late-June takeover of portfolio holding Kerr-McGee by Anadarko Petroleum. On the negative side, health care investments detracted from the fund's performance. In particular, Teva Pharmaceuticals and PDL Biopharma posted disappointing results and were sold from the portfolio.

•  Growth stock valuations remain cheap by historical standards, and we are optimistic on the prospects for this sector. Corporate profits show signs of approaching a cyclical peak—an environment in which investors have often favored large cap growth stocks because of their relatively predictable earnings. In addition, most large-cap growth companies maintain significant business operations outside the United States. This international exposure provides diversification and a potential cushion against a possible economic slowdown here at home.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

The fund may invest 20% of its assets in foreign stocks. International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Holdings are disclosed as of June 30, 2006, and are subject to change.

1  The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	0.28	7.90	(4.60)	4.03
Russell 1000 Growth Index	(0.93)	6.12	(0.76)	5.42

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
Class B	24.64	24.71

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class shares would be lower.

The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 – 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,002.83	1,020.08	4.72	4.76	0.95

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—98.7%
Consumer Discretionary—13.0%
Diversified Consumer Services—0.6%
Sotheby's (a)	27,100	$711,375
Hotels, Restaurants & Leisure—1.7%
Las Vegas Sands Corp. (a)	8,994	700,273
Starbucks Corp. (a)	35,700	1,348,032
		2,048,305
Media—5.4%
Comcast Corp., Class A (a)	45,500	1,489,670
EchoStar Communications Corp., Class A (a)	50,900	1,568,229
Lamar Advertising Co., Class A (a)	17,100	921,006
News Corp., Class A	129,000	2,474,220
		6,453,125
Multiline Retail—1.7%
Kohl's Corp. (a)	34,800	2,057,376
Specialty Retail—3.6%
Best Buy Co., Inc.	26,800	1,469,712
Office Depot, Inc. (a)	41,600	1,580,800
OfficeMax, Inc.	30,200	1,230,650
		4,281,162
Consumer Staples—7.4%
Beverages—2.2%
Coca-Cola Co.	41,600	1,789,632
PepsiCo, Inc.	13,780	827,351
		2,616,983
Food & Staples Retailing—2.1%
Wal-Mart Stores, Inc.	53,300	2,567,461
Food Products—0.8%
Campbell Soup Co.	24,500	909,195
Household Products—2.3%
Colgate-Palmolive Co.	46,100	2,761,390
Energy—4.6%
Energy Equipment & Services—1.7%
Halliburton Co.	26,800	1,988,828
Oil, Gas & Consumable Fuels—2.9%
EnCana Corp.	16,500	868,560
Occidental Petroleum Corp.	18,800	1,927,940
XTO Energy, Inc.	15,600	690,612
		3,487,112
Financials—7.8%
Capital Markets—5.0%
Bank of New York Co., Inc.	70,000	2,254,000
Franklin Resources, Inc.	7,100	616,351
Goldman Sachs Group, Inc.	4,200	631,806
Merrill Lynch & Co., Inc.	18,890	1,313,989
State Street Corp.	21,390	1,242,545
		6,058,691
Commercial Banks—0.9%
Wells Fargo & Co.	15,540	1,042,423

	Shares	Value
Insurance—1.9%
American International Group, Inc.	38,340	$2,263,977
Health Care—16.3%
Biotechnology—4.3%
Amgen, Inc. (a)	22,900	1,493,767
Amylin Pharmaceuticals, Inc. (a)	13,700	676,369
Genzyme Corp. (a)	24,600	1,501,830
Vertex Pharmaceuticals, Inc. (a)	40,900	1,501,439
		5,173,405
Health Care Equipment & Supplies—0.1%
Varian Medical Systems, Inc. (a)	2,524	119,511
Health Care Providers & Services—4.3%
Cardinal Health, Inc.	26,500	1,704,745
Caremark Rx, Inc.	44,620	2,225,199
Quest Diagnostics, Inc.	20,100	1,204,392
		5,134,336
Life Sciences Tools & Services—2.1%
Covance, Inc. (a)	9,900	606,078
Thermo Electron Corp. (a)	53,800	1,949,712
		2,555,790
Pharmaceuticals—5.5%
AstraZeneca PLC, ADR	28,000	1,674,960
Johnson & Johnson	46,900	2,810,248
Novartis AG, ADR	21,510	1,159,819
Teva Pharmaceutical Industries Ltd., ADR	1	32
Wyeth	20,100	892,641
		6,537,700
Industrials—17.6%
Aerospace & Defense—3.3%
Boeing Co.	23,000	1,883,930
United Technologies Corp.	32,800	2,080,176
		3,964,106
Air Freight & Logistics—1.9%
United Parcel Service, Inc., Class B	28,100	2,313,473
Commercial Services & Supplies—3.0%
Manpower, Inc.	23,900	1,543,940
Waste Management, Inc.	56,300	2,020,044
		3,563,984
Construction & Engineering—0.9%
Foster Wheeler Ltd. (a)	23,800	1,028,160
Electrical Equipment—2.3%
Emerson Electric Co.	25,700	2,153,917
Rockwell Automation, Inc.	8,900	640,889
		2,794,806
Industrial Conglomerates—4.3%
3M Co.	22,500	1,817,325
General Electric Co.	103,010	3,395,209
		5,212,534

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Machinery—1.1%
Illinois Tool Works, Inc.	27,800	$1,320,500
Road & Rail—0.8%
Burlington Northern Santa Fe Corp.	11,800	935,150
Information Technology—24.4%
Communications Equipment—5.0%
Cisco Systems, Inc. (a)	157,250	3,071,093
CommScope, Inc. (a)	22,600	710,092
Corning, Inc. (a)	43,700	1,057,103
Nokia Oyj, ADR	23,600	478,136
QUALCOMM, Inc.	17,200	689,204
		6,005,628
Computers & Peripherals—2.5%
Apple Computer, Inc. (a)	18,700	1,068,144
Hewlett-Packard Co.	60,300	1,910,304
		2,978,448
Internet Software & Services—4.1%
Akamai Technologies, Inc. (a)	27,400	991,606
Google, Inc., Class A (a)	7,422	3,112,267
Yahoo!, Inc. (a)	25,840	852,720
		4,956,593
IT Services—0.3%
Cognizant Technology Solutions Corp., Class A (a)	5,400	363,798
Semiconductors & Semiconductor Equipment—7.2%
Fairchild Semiconductor International, Inc. (a)	52,900	961,193
Intel Corp.	97,000	1,838,150
Lam Research Corp. (a)	31,800	1,482,516
NVIDIA Corp. (a)	53,800	1,145,402
Samsung Electronics Co., Ltd., GDR (b)	1,800	565,650
SiRF Technology Holdings, Inc. (a)	22,500	724,950
Texas Instruments, Inc.	62,800	1,902,212
		8,620,073
Software—5.3%
Autodesk, Inc. (a)	40,900	1,409,414
Citrix Systems, Inc. (a)	46,200	1,854,468
Microsoft Corp.	80,650	1,879,145
SAP AG, ADR	23,900	1,255,228
		6,398,255
Materials—4.4%
Chemicals—2.9%
Air Products & Chemicals, Inc.	20,400	1,303,968
Dow Chemical Co.	37,700	1,471,431
Monsanto Co.	8,146	685,812
Tronox, Inc., Class B	2,560	33,715
		3,494,926
Construction Materials—1.0%
Vulcan Materials Co.	15,500	1,209,000

	Shares	Value
Metals & Mining—0.5%
Phelps Dodge Corp.	7,100	$583,336
Telecommunication Services—3.2%
Diversified Telecommunication Services—0.7%
Time Warner Telecom, Inc., Class A (a)	59,035	876,670
Wireless Telecommunication Services—2.5%
American Tower Corp., Class A (a)	52,400	1,630,688
NII Holdings, Inc. (a)	24,900	1,403,862
		3,034,550
Total Common Stocks (cost of $113,924,444)		118,422,135
	Par
SHORT-TERM OBLIGATION—2.1%
Repurchase agreement with State Street Bank & Trust Co. dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Bond maturing 02/15/21, market value of $2,584,406 (repurchase proceeds $2,528,927)	$2,528,000	2,528,000
Total Short-Term Obligation (cost of $2,528,000)		2,528,000
Total Investments—100.8% (cost of $116,452,444) (c)		120,950,135
Other Assets & Liabilities, Net—(0.8)%		(1,004,079)
Net Assets—100.0%		$119,946,056

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of this security, which is not illiquid, represents 0.5% of net assets.

(c)  Cost for federal income tax purposes is $116,452,444.

At June 30, 2006, the Fund held investmentsin the following sectors:

Sector	% of Net Assets
Information Technology	24.4%
Industrials	17.6
Health Care	16.3
Consumer Discretionary	13.0
Financials	7.8
Consumer Staples	7.4
Energy	4.6
Materials	4.4
Telecommunication Services	3.2
Short-Term Obligation	2.1
Other Assets & Liabilities, Net	(0.8)
100.0%

Acronym	Name
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.

5

Statement of Assets & Liabilities

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Investments, at cost	$116,452,444
Investments, at value	$120,950,135
Cash	431
Receivable for:
Fund shares sold	7,090
Interest	309
Dividends	93,748
Foreign tax reclaims	947
Expense reimbursement due from Distributor	409
Deferred Trustees' compensation plan	16,314
Total Assets	121,069,383
Liabilities:
Payable for:
Investments purchased	862,148
Fund shares repurchased	141,391
Investment advisory fee	48,909
Administration fee	14,541
Transfer agent fee	66
Pricing and bookkeeping fees	6,152
Trustees' fees	82
Audit fee	19,393
Custody fee	1,695
Distribution fee—Class B	3,842
Chief compliance officer expenses	1,079
Deferred Trustees' fees	16,314
Other liabilities	7,715
Total Liabilities	1,123,327
Net Assets	$119,946,056
Composition of Net Assets:
Paid-in capital	$176,189,572
Undistributed net investment income	641,139
Accumulated net realized loss	(61,382,346)
Net unrealized appreciation on investments	4,497,691
Net Assets	$119,946,056
Class A:
Net assets	$102,270,583
Shares outstanding	4,117,809
Net asset value per share	$24.84
Class B:
Net assets	$17,675,473
Shares outstanding	715,251
Net asset value per share	$24.71

See Accompanying Notes to Financial Statements.

6

Statement of Operations

Columbia Large Cap Growth Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Dividends	$721,202
Interest	53,699
Total Investment Income (net of foreign taxes withheld of $14,783)	774,901
Expenses:
Investment advisory fee	320,158
Administration fee	96,047
Distribution fee—Class B	23,165
Transfer agent fee	164
Pricing and bookkeeping fees	37,082
Trustees' fees	7,910
Custody fee	7,277
Chief compliance officer expenses (See Note 4)	2,246
Non-recurring costs (See Note 7)	454
Other expenses	33,138
Total Expenses	527,641
Fees reimbursed by Distributor — Class B	(7,989)
Non-recurring costs assumed by Investment Advisor (See Note 7)	(454)
Custody earnings credit	(745)
Net Expenses	518,453
Net Investment Income	256,448
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	3,635,928
Foreign currency transactions	(15)
Net realized gain	3,635,913
Net change in unrealized appreciation (depreciation) on investments	(3,228,712)
Net Gain	407,201
Net Increase in Net Assets from Operations	$663,649

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets

Columbia Large Cap Growth Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$256,448	$402,048
Net realized gain on investments and foreign currency transactions	3,635,913	10,659,899
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(3,228,712)	(5,209,703)
Net Increase from Operations	663,649	5,852,244
Distributions Declared to Shareholders:
From net investment income:
Class A	—	(783,986)
Class B	—	(78,920)
Total Distributions Declared to Shareholders	—	(862,906)
Share Transactions:
Class A:
Subscriptions	1,234,438	1,871,260
Proceeds received in connection with merger	—	33,094,396
Distributions reinvested	—	783,986
Redemptions	(13,363,974)	(32,442,900)
Net Increase (Decrease)	(12,129,536)	3,306,742
Class B:
Subscriptions	220,239	898,989
Proceeds received in connection with merger	—	1,337
Distributions reinvested	—	78,920
Redemptions	(1,415,568)	(4,607,810)
Net Decrease	(1,195,329)	(3,628,564)
Net Decrease from Share Transactions	(13,324,865)	(321,822)
Total Increase (Decrease) in Net Assets	(12,661,216)	4,667,516
Net Assets:
Beginning of period	132,607,272	127,939,756
End of period	$119,946,056	$132,607,272
Undistributed net investment income at end of period	$641,139	$384,691
Changes in Shares:
Class A:
Subscriptions	49,753	78,955
Issued in connection with merger	—	1,394,365
Issued for distributions reinvested	—	33,590
Redemptions	(530,722)	(1,377,131)
Net Increase (Decrease)	(480,969)	129,779
Class B:
Subscriptions	8,673	38,534
Issued in connection with merger	—	56
Issued for distributions reinvested	—	3,390
Redemptions	(56,453)	(196,514)
Net Decrease	(47,780)	(154,534)

See Accompanying Notes to Financial Statements.

8

Financial Highlights

Columbia Large Cap Growth Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended December 31,
	June 30,
	2006		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$24.64		$23.67	$24.19	$19.40	$27.82	$44.59
Net investment income Operations:
Net investment income (loss) (a)	0.03		0.03	0.10 (b)	(0.01)	0.03	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		1.03	(0.62)	4.85	(8.45)	(10.27)
Total from Investment Operations	0.07		1.06	(0.52)	4.84	(8.42)	(10.29)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.09)	—	(0.05)	—	— (c)
From net realized gains	—		—	—	—	—	(6.48)
Total Distributions Declared to Shareholders	—		(0.09)	—	(0.05)	—	(6.48)
Net Asset Value, End of Period	$24.71		$24.64	$23.67	$24.19	$19.40	$27.82
Total return (d)(e)(f)	0.28	%(g)	4.49%	(2.15)%	25.05%	(30.27)%	(24.80)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	0.95	%(i)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss) (h)	0.26	%(i)	0.13%	0.43%	(0.03)%	0.14%	(0.06)%
Waiver/reimbursement	0.09	%(i)	0.06%	0.03%	0.06%	0.07%	0.06%
Portfolio turnover rate	101	%(g)	113%	4%	138%	68%	57%
Net assets, end of period (000's)	$17,675		$18,803	$21,715	$25,730	$22,042	$32,830

(a)  Per share data was calculated using average shares outstanding during the period.

(b)   Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.15 per share.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Total return does not include any insurance company charges inposed by your company's separate account. If included, total return would be reduced.

(f)  Had the Transfer Agent and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

9

Notes to Financial Statements

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia Large Cap Growth Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust") is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Effective May 1, 2006, the Trust changed its name from SteinRoe Variable Investment Trust.

Investment Goal—The Fund seeks long-term growth.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings of foreign holdings.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2005 was as follows:

December 31, 2005
Distributions paid from:
Ordinary income	$862,906
Long-term capital gains	—

10

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006 (Unaudited)

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$7,897,703
Unrealized depreciation	(3,400,012)
Net unrealized appreciation	$4,497,691

The following capital loss carryforwards, determined as of December 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$338,035
2009	21,262,059
2010	33,561,074
2011	9,801,830
$64,962,998

Of the capital loss carryforwards attributable to the Fund, $9,535,593 ($338,035 expiring 12/31/08, $4,000,679 expiring 12/31/09 and $5,196,879 expiring 12/31/10) remain from the Columbia Large Cap Growth Fund, Variable Series merger with Liberty Equity Fund, Variable Series. The availability of a portion of the remaining capital loss carryforwards from Liberty Equity Fund, Variable Series may be limited in a given year.

Capital loss carryfowards of $10,397,147 were utilized during the year ended December 31, 2005.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
Over $1 billion	0.45%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreements are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.058% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006 the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

11

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006 (Unaudited)

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.15% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.95% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may revise or discontinue these arrangements any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,225 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $127,789,017 and $140,753,417, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended June 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Foreign Securities—There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Industry Focus—The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

12

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2006 (Unaudited)

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $454 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

13

Columbia Asset Allocation Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment—and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

The views expressed in the President's Message and Portfolio Managers' Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Asset Allocation Fund, Variable Series / June 30, 2006

Columbia Asset Allocation Fund, Variable Series seeks high total investment return.

Vikram J. Kuriyan, PhD, is the lead portfolio manager for the fund. Karen Wurdack is a co-manager for the fund.

Summary

•  For the six-month period ended June 30, 2006, Columbia Asset Allocation Fund, Variable Series did better than the blended return of its two benchmarks in a 60/40 blend. The fund's return was also higher than the average return for the Lipper Variable Underlying Funds Mixed-Asset Target Allocation Growth Category.1

•  On the equity side, the fund benefited from strong performance in the industrial and energy sectors. Health care and information technology sectors detracted from performance. Bond market performance was relatively flat in the first half of 2006. However, it picked up somewhat at the end of the period as the Federal Reserve Board (the Fed) appeared to be nearing the end of its cycle of short-term interest rate hikes. In this environment, high yield bonds performed well on the fixed-income side of the portfolio. The fund's exposure to investment-grade corporate bonds slightly detracted from performance.

•  If economic growth slows in 2006, as we expect it to do, we believe that stock selection is likely to be a critical factor in the fund's performance. With that in mind, we emphasized large cap growth stocks and deemphasized small-cap stocks and value stocks. We believe that companies with the power to raise prices in line with rising costs could outperform in this environment. We also favor capital-related versus consumer-related companies. We also believe the environment for bonds could improve if interest rates stabilize. To capitalize on opportunity in the bond market, we raised the fund's fixed income exposure and slightly reduced its equity allocation during the period. We added to the fund's position in mortgage-backed securities and also raised its cash position, giving us the flexibility to deploy it when opportunity arises.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in high yield or "junk" bonds offer the potential for higher income than investments in investment-grade bonds but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

The fund may be subject to the same types of risks associated with direct ownership of real estate including the decline of property value due to general, local and regional economic conditions.

Holdings are disclosed as of June 30, 2006, and are subject to change.

1  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance Information

Columbia Asset Allocation Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	2.54	8.86	4.08	6.20
S&P 500 Index	2.71	8.63	2.49	8.32
Lehman Brothers Aggregate Bond Index	-0.72	-0.81	4.97	6.22

Inception date of share class is in parentheses.

Net asset value per share ($)  12/31/05  06/30/06

Class B	15.34	15.73

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class shares would be lower.

The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Understanding Your Expenses

Columbia Asset Allocation Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 – 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,025.44	1,020.33	4.52	4.51	0.90

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and the distributor not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

Investment Portfolio

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—61.3%
Consumer Discretionary—7.6%
Auto Components—0.1%
BorgWarner, Inc.	800	$52,080
Johnson Controls, Inc.	2,300	189,106
Modine Manufacturing Co.	460	10,746
		251,932
Automobiles—0.2%
Suzuki Motor Corp.	26,600	577,589
Distributors—0.0%
Building Materials Holding Corp.	400	11,148
Diversified Consumer Services—0.2%
Jackson Hewitt Tax Service, Inc.	580	18,183
Sotheby's (a)	13,520	354,900
Steiner Leisure Ltd. (a)	1,150	45,460
Strayer Education, Inc.	351	34,089
		452,632
Hotels, Restaurants & Leisure—1.3%
Brinker International, Inc.	860	31,218
Burger King Holdings, Inc. (a)	709	11,167
California Pizza Kitchen, Inc. (a)	720	19,786
Cheesecake Factory, Inc. (a)	1,020	27,489
China Travel International	1,020,000	245,514
Darden Restaurants, Inc.	1,090	42,946
Harrah's Entertainment, Inc.	886	63,065
Hilton Hotels Corp.	2,650	74,942
Isle of Capri Casinos, Inc. (a)	1,331	34,140
Landry's Restaurants, Inc.	500	16,225
Las Vegas Sands Corp. (a)	3,997	311,206
Lone Star Steakhouse & Saloon, Inc.	760	19,935
Marriott International, Inc., Class A	1,260	48,031
McDonald's Corp.	16,802	564,547
Multimedia Games, Inc. (a)	63	638
OSI Restaurant Partners, Inc.	700	24,220
Ruth's Chris Steak House (a)	1,460	29,813
Scientific Games Corp., Class A (a)	1,980	70,528
Shuffle Master, Inc. (a)	1,060	34,747
Starbucks Corp. (a)	15,740	594,342
Starwood Hotels & Resorts Worldwide, Inc.	16,250	980,525
Trump Entertainment Resorts, Inc. (a)	940	18,941
Vail Resorts, Inc. (a)	300	11,130
Yum! Brands, Inc.	1,970	99,032
		3,374,127
Household Durables—0.5%
American Greetings Corp., Class A	1,190	25,002
Centex Corp.	56	2,817
CSS Industries, Inc.	310	8,912
D.R. Horton, Inc.	706	16,817
Desarrolladora Homex SA de CV, ADR (a)	880	28,873
Fortune Brands, Inc.	470	33,375

	Shares	Value
Furniture Brands International, Inc.	460	$9,586
Kimball International, Inc., Class B	670	13,206
Lennar Corp., Class A	240	10,649
Newell Rubbermaid, Inc.	10,500	271,215
NVR, Inc. (a)	2	982
Sharp Corp.	21,000	333,420
Sumitomo Forestry Co. Ltd.	44,000	459,994
		1,214,848
Internet & Catalog Retail—0.1%
Coldwater Creek, Inc. (a)	1,475	39,471
NetFlix, Inc. (a)	1,910	51,971
Nutri/System, Inc. (a)	480	29,823
Priceline.com, Inc. (a)	790	23,589
		144,854
Leisure Equipment & Products—0.0%
Pool Corp.	950	41,448
Media—1.9%
4Kids Entertainment, Inc. (a)	590	9,564
Cablevision Systems Corp., Class A	1,080	23,166
Comcast Corp., Class A (a)	20,900	684,266
Dow Jones & Co., Inc.	1,500	52,515
EchoStar Communications Corp., Class A (a)	22,400	690,144
EMI Group PLC	112,028	628,250
Focus Media Holding Ltd., ADR (a)	810	52,779
Getty Images, Inc. (a)	360	22,864
Grupo Televisa SA, ADR	2,710	52,330
Lamar Advertising Co., Class A (a)	8,180	440,575
News Corp., Class A	85,900	1,647,562
Reed Elsevier PLC	62,100	626,241
		4,930,256
Multi-Line Retail—0.9%
Federated Department Stores, Inc.	22,968	840,629
J.C. Penney Co., Inc.	7,433	501,802
Kohl's Corp. (a)	15,400	910,448
Nordstrom, Inc.	880	32,120
		2,284,999
Specialty Retail—1.8%
Abercrombie & Fitch Co., Class A	920	50,995
Bed Bath & Beyond, Inc. (a)	400	13,268
Best Buy Co., Inc.	12,300	674,532
Borders Group, Inc.	500	9,230
Chico's FAS, Inc. (a)	2,410	65,022
Children's Place Retail Stores, Inc. (a)	600	36,030
DSW, Inc., Class A (a)	740	26,951
Esprit Holdings Ltd.	53,500	438,851
GameStop Corp., Class A (a)	3,130	131,460
Guess ?, Inc. (a)	220	9,185
Gymboree Corp. (a)	270	9,385
Monro Muffler, Inc.	510	16,606
Office Depot, Inc. (a)	33,260	1,263,880
OfficeMax, Inc.	13,300	541,975

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Pacific Sunwear of California, Inc. (a)	1,500	$26,895
Payless Shoesource, Inc. (a)	410	11,140
PETsMART, Inc.	1,434	36,710
Rent-A-Center, Inc. (a)	490	12,181
Ross Stores, Inc.	960	26,928
Select Comfort Corp. (a)	950	21,821
Staples, Inc.	20,600	500,992
TJX Companies., Inc.	5,380	122,987
Too, Inc. (a)	1,040	39,926
Yamada Denki Co., Ltd.	4,800	488,484
Zale Corp. (a)	430	10,359
		4,585,793
Textiles, Apparel & Luxury Goods—0.6%
Adidas-Salomon AG	9,108	434,700
Carter's, Inc. (a)	1,386	36,632
Coach, Inc. (a)	2,648	79,175
Delta Apparel, Inc.	370	6,342
Hampshire Group Ltd. (a)	790	13,430
Hartmarx Corp. (a)	1,167	7,002
LVMH Moet Hennessy Louis Vuitton SA	5,862	581,810
Phillips-Van Heusen Corp.	1,550	59,148
Stride Rite Corp.	710	9,365
Swatch Group AG	2,200	371,099
Wolverine World Wide, Inc.	830	19,364
		1,618,067
Consumer Staples—5.0%
Beverages—2.2%
Anheuser-Busch Companies, Inc.	12,800	583,552
Coca-Cola Co.	25,300	1,088,406
Coca-Cola Enterprises, Inc.	7,500	152,775
Diageo PLC	32,989	554,274
Diageo PLC, ADR	10,208	689,550
Fomento Economico Mexicano SA de CV, ADR	500	41,860
Pepsi Bottling Group, Inc.	2,990	96,129
PepsiCo, Inc.	31,201	1,873,308
Pernod-Ricard SA	3,017	597,639
		5,677,493
Food & Staples Retailing—0.8%
Aeon Co., Ltd.	18,300	402,705
BJ's Wholesale Club, Inc. (a)	270	7,654
Kroger Co.	3,600	78,696
Supervalu, Inc.	3,100	95,170
Wal-Mart Stores, Inc.	28,800	1,387,296
Weis Markets, Inc.	600	24,720
Whole Foods Market, Inc.	590	38,138
		2,034,379
Food Products—0.9%
Cadbury Schweppes PLC, ADR	14,500	562,890
Campbell Soup Co.	12,370	459,051
Danisco A/S	9,596	697,810
Dean Foods Co. (a)	2,852	106,066
Flowers Foods, Inc.	372	10,654

	Shares	Value
H.J. Heinz Co.	1,320	$54,410
J&J Snack Foods Corp.	326	10,781
Kraft Foods, Inc., Class A	8,400	259,560
Lancaster Colony Corp.	300	11,841
Lance, Inc.	480	11,050
Maui Land & Pineapple Co., Inc. (a)	210	7,938
McCormick & Co., Inc.	700	23,485
Premium Standard Farms, Inc.	450	7,303
Ralcorp Holdings, Inc. (a)	290	12,334
Tyson Foods, Inc., Class A	14,600	216,956
		2,452,129
Household Products—0.5%
Clorox Co.	1,200	73,164
Colgate-Palmolive Co.	20,070	1,202,193
		1,275,357
Personal Products—0.1%
Alberto-Culver Co.	560	27,283
Avon Products, Inc.	1,780	55,180
Estee Lauder Companies, Inc., Class A	1,300	50,271
		132,734
Tobacco—0.5%
Altria Group, Inc.	10,939	803,251
Loews Corp.-Carolina Group	8,300	426,371
UST, Inc.	680	30,729
		1,260,351
Energy—4.8%
Energy Equipment & Services—1.0%
BJ Services Co.	2,341	87,226
Complete Production Services, Inc. (a)	276	6,525
Diamond Offshore Drilling, Inc.	680	57,072
Dril-Quip, Inc. (a)	140	11,542
ENSCO International, Inc.	820	37,736
FMC Technologies, Inc. (a)	1,260	85,000
Grant Prideco, Inc. (a)	594	26,582
Grey Wolf, Inc. (a)	1,970	15,169
Halliburton Co.	17,225	1,278,267
Hydril (a)	427	33,528
Lone Star Technologies, Inc. (a)	110	5,942
Lufkin Industries, Inc.	482	28,645
Nabors Industries Ltd. (a)	737	24,903
National-Oilwell Varco, Inc. (a)	5,315	336,546
NS Group, Inc. (a)	150	8,262
Oil States International, Inc. (a)	540	18,511
Schlumberger Ltd.	4,718	307,189
Smith International, Inc.	1,650	73,375
Superior Energy Services, Inc. (a)	1,470	49,833
Superior Well Services, Inc. (a)	140	3,486
Technip SA, ADR	600	33,072
Tetra Technologies, Inc. (a)	1,417	42,921
Tidewater, Inc.	800	39,360
Trico Marine Services, Inc. (a)	470	15,980
		2,626,672

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels—3.8%
Alpha Natural Resources, Inc. (a)	440	$8,633
Arch Coal, Inc.	840	35,591
Bois d'Arc Energy, Inc. (a)	442	7,280
Chesapeake Energy Corp.	1,970	59,592
China Petroleum & Chemical Corp., Class H	530,000	303,570
Comstock Resources, Inc. (a)	190	5,673
ConocoPhillips	10,996	720,568
Denbury Resources, Inc. (a)	1,300	41,171
EnCana Corp.	10,200	536,928
EOG Resources, Inc.	930	64,486
Exxon Mobil Corp.	14,037	861,170
Foundation Coal Holdings, Inc.	510	23,934
Frontier Oil Corp.	1,090	35,316
Harvest Natural Resources, Inc. (a)	960	12,998
Hess Corp.	5,546	293,106
Marathon Oil Corp.	9,946	828,502
Murphy Oil Corp.	200	11,172
Newfield Exploration Co. (a)	1,000	48,940
Nordic American Tanker Shipping	406	14,799
Norsk Hydro ASA	15,905	424,037
Occidental Petroleum Corp.	18,200	1,866,410
Parallel Petroleum Corp. (a)	1,470	36,324
Peabody Energy Corp.	1,670	93,102
Range Resources Corp.	800	21,752
Southwestern Energy Co. (a)	754	23,495
Statoil ASA	18,799	533,808
Tesoro Corp.	1,040	77,334
Total SA	15,737	1,032,165
Total SA, ADR	6,242	408,976
Western Gas Resources, Inc.	377	22,563
Williams Companies, Inc.	27,700	647,072
World Fuel Services Corp.	1,700	77,673
XTO Energy, Inc.	9,228	408,524
		9,586,664
Financials—12.4%
Capital Markets—2.9%
Affiliated Managers Group, Inc. (a)	1,350	117,301
Bank of New York Co., Inc.	59,852	1,927,234
Calamos Asset Management, Inc., Class A	921	26,700
Deutsche Bank AG, Registered Shares	3,400	382,500
Franklin Resources, Inc.	3,300	286,473
GFI Group, Inc. (a)	230	12,408
Goldman Sachs Group, Inc.	1,900	285,817
Greenhill & Co., Inc.	746	45,327
JAFCO Co., Ltd.	5,700	344,024
Lazard Ltd., Class A	1,890	76,356
Legg Mason, Inc.	570	56,726
Merrill Lynch & Co., Inc.	26,163	1,819,898
Nomura Holdings, Inc.	20,800	391,218

	Shares	Value
Nuveen Investments, Inc., Class A	7,600	$327,180
optionsXpress Holdings, Inc.	980	22,844
Piper Jaffray Companies, Inc. (a)	290	17,751
State Street Corp.	9,280	539,075
T. Rowe Price Group, Inc.	1,660	62,765
Thomas Weisel Partners Group, Inc. (a)	502	9,543
UBS AG, Registered Shares	5,827	637,302
		7,388,442
Commercial Banks—4.3%
BancFirst Corp.	222	9,934
Banco Santander Central Hispano SA	21,828	319,344
BancTrust Financial Group, Inc.	440	10,327
Bank of Granite Corp.	663	13,810
Bank of Hawaii Corp.	1,100	54,560
Bryn Mawr Bank Corp.	548	12,144
Capitol Bancorp Ltd.	543	21,150
Cassa di Risparmio di Firenze S.p.A.	94,909	268,174
Central Pacific Financial Corp.	202	7,817
Chemical Financial Corp.	590	18,054
Chittenden Corp.	555	14,347
Citizens Banking Corp.	630	15,378
City Holding Co.	340	12,288
City National Corp.	1,350	87,871
Columbia Banking System, Inc.	390	14,578
Comerica, Inc.	1,400	72,786
Community Trust Bancorp, Inc.	440	15,369
Cullen/Frost Bankers, Inc.	1,100	63,030
Depfa Bank PLC	37,674	624,524
Deutsche Postbank AG	5,877	422,242
East West Bancorp, Inc.	1,500	56,865
First Citizens BancShares, Inc., Class A	50	10,025
First Financial Bankshares, Inc.	318	11,620
First Financial Corp.	420	12,604
First Republic Bank	580	26,564
Hancock Holding Co.	570	31,920
Marshall & Ilsley Corp.	16,044	733,853
Mass Financial Corp., Class A (a)	1,170	1,872
Mercantile Bankshares Corp.	1,100	39,237
Merchants Bancshares, Inc.	440	10,626
Mid-State Bancshares	730	20,440
Mitsubishi UFJ Financial Group, Inc.	78	1,088,278
Mitsubishi UFJ Financial Group, Inc., ADR	32,300	450,585
National Bank of Greece SA	12,045	473,699
Northrim BanCorp, Inc.	420	10,542
PNC Financial Services Group, Inc.	14,640	1,027,289
S&T Bancorp, Inc.	350	11,630
Sandy Spring Bancorp, Inc.	294	10,602
Sterling Bancorp NY	600	11,700
Sterling Bancshares Inc.	1,290	24,187

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
SunTrust Banks, Inc.	4,000	$305,040
Susquehanna Bancshares, Inc.	700	16,730
SVB Financial Group (a)	1,300	59,098
Taylor Capital Group, Inc.	248	10,121
TCF Financial Corp.	1,600	42,320
Trico Bancshares	552	15,114
Trustmark Corp.	350	10,839
U.S. Bancorp	39,193	1,210,280
UMB Financial Corp.	580	19,337
UniCredito Italiano S.p.A.	34,872	272,457
UnionBanCal Corp.	2,950	190,540
Wachovia Corp.	13,448	727,268
Wells Fargo & Co.	28,037	1,880,722
Whitney Holding Corp.	1,500	53,055
Zions Bancorporation	1,195	93,138
		11,047,924
Consumer Finance—0.1%
Advance America Cash Advance Centers, Inc.	1,180	20,697
Advanta Corp., Class B	290	10,426
Cash America International, Inc.	1,600	51,200
First Cash Financial Services, Inc. (a)	930	18,367
		100,690
Diversified Financial Services—1.9%
Chicago Mercantile Exchange	156	76,620
CIT Group, Inc.	6,500	339,885
Citigroup, Inc.	52,347	2,525,219
JPMorgan Chase & Co.	44,081	1,851,402
		4,793,126
Insurance—2.2%
ACE Ltd.	600	30,354
Ambac Financial Group, Inc.	10,540	854,794
American International Group, Inc.	29,906	1,765,949
American Physicians Capital, Inc. (a)	300	15,777
AmerUs Group Co.	190	11,125
AXA	8,155	267,049
Axis Capital Holdings Ltd.	1,000	28,610
Baldwin & Lyons, Inc., Class B	428	10,914
CNA Surety Corp. (a)	920	15,898
Commerce Group, Inc.	460	13,588
Conseco, Inc. (a)	2,800	64,680
Delphi Financial Group, Inc., Class A	600	21,816
Genworth Financial, Inc., Class A	18,300	637,572
Harleysville Group, Inc.	490	15,543
Hartford Financial Services Group, Inc.	7,532	637,207
Horace Mann Educators Corp.	740	12,543
KMG America Corp. (a)	1,382	12,258
Lincoln National Corp.	1,100	62,084
Loews Corp.	1,500	53,175
National Western Life Insurance Co., Class A	27	6,471
Navigators Group, Inc. (a)	566	24,802

	Shares	Value
Old Republic International Corp.	1,900	$40,603
Phoenix Companies, Inc.	1,230	17,318
Platinum Underwriters Holdings Ltd.	1,500	41,970
ProCentury Corp.	1,062	14,560
Prudential PLC	46,922	529,309
RLI Corp.	294	14,165
St. Paul Travelers Companies, Inc.	9,600	427,968
United America Indemnity Ltd., Class A (a)	810	16,880
		5,664,982
Real Estate Investment Trusts (REITs)—0.5%
Alexandria Real Estate Equities, Inc., REIT	180	15,962
Archstone-Smith Trust, REIT	6,324	321,702
Boston Properties, Inc., REIT	700	63,280
Cousins Properties, Inc., REIT	410	12,681
EastGroup Properties, Inc., REIT	160	7,469
Equity Office Properties Trust, REIT	2,000	73,020
Equity One, Inc., REIT	530	11,077
Franklin Street Properties Corp., REIT	688	13,540
General Growth Properties, Inc., REIT	1,855	83,586
Getty Realty Corp., REIT	480	13,651
Healthcare Realty Trust, Inc., REIT	460	14,651
Highland Hospitality Corp., REIT	1,000	14,080
Host Hotels & Resorts, Inc., REIT	2,089	45,687
Kimco Realty Corp., REIT	7,584	276,740
Lexington Corporate Properties Trust, REIT	625	13,500
Mid-America Apartment Communities, Inc., REIT	450	25,088
ProLogis Trust, REIT	5,387	280,771
PS Business Parks, Inc., REIT	270	15,930
Strategic Hotel Capital, Inc., REIT	550	11,407
U-Store-It Trust, REIT	700	13,202
Universal Health Realty Income Trust, REIT	360	11,286
Urstadt Biddle Properties, Inc., Class A, REIT	760	12,380
Washington Real Estate Investment Trust, REIT	280	10,276
		1,360,966
Real Estate Management & Development—0.2%
Jones Lang LaSalle, Inc.	600	52,530
NTT Urban Development Corp.	43	336,651
		389,181
Thrifts & Mortgage Finance—0.3%
Corus Bankshares, Inc.	600	15,708
Golden West Financial Corp.	8,900	660,380
PMI Group Inc.	1,600	71,328
Sovereign Bancorp, Inc.	2,730	55,447
Trustco Bank Corp. NY	910	10,028
		812,891

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Health Care—7.3%
Biotechnology—1.0%
Alkermes, Inc. (a)	640	$12,109
Amgen, Inc. (a)	10,500	684,915
Amylin Pharmaceuticals, Inc. (a)	8,103	400,045
Arena Pharmaceuticals, Inc. (a)	1,130	13,086
Celgene Corp. (a)	570	27,035
Cephalon, Inc. (a)	43	2,584
Cubist Pharmaceuticals, Inc. (a)	408	10,274
Digene Corp. (a)	980	37,965
Genzyme Corp. (a)	10,600	647,130
MedImmune, Inc. (a)	312	8,455
Myogen, Inc. (a)	180	5,220
PDL BioPharma, Inc. (a)	1,960	36,084
Senomyx, Inc. (a)	1,075	15,512
Vertex Pharmaceuticals, Inc. (a)	18,200	668,122
		2,568,536
Health Care Equipment & Supplies—0.3%
American Medical Systems Holdings, Inc. (a)	4	67
Analogic Corp.	180	8,390
Aspect Medical Systems, Inc. (a)	550	9,592
Beckman Coulter, Inc.	560	31,108
Biomet, Inc.	1,490	46,622
DENTSPLY International, Inc.	510	30,906
DJ Orthopedics, Inc. (a)	230	8,471
Gen-Probe, Inc. (a)	930	50,201
Greatbatch, Inc. (a)	328	7,741
Haemonetics Corp. (a)	837	38,929
Hologic, Inc. (a)	209	10,316
Hospira, Inc. (a)	1,175	50,454
Intuitive Surgical, Inc. (a)	220	25,953
Kyphon, Inc. (a)	710	27,236
Meridian Bioscience, Inc.	1,683	41,991
Neurometrix, Inc. (a)	620	18,885
ResMed, Inc. (a)	1,266	59,439
SonoSite, Inc. (a)	590	23,034
St. Jude Medical, Inc. (a)	830	26,909
STERIS Corp.	940	21,488
Varian Medical Systems, Inc. (a)	3,358	159,001
Viasys Healthcare, Inc. (a)	290	7,424
Vital Signs, Inc.	140	6,934
West Pharmaceutical Services, Inc.	367	13,315
		724,406
Health Care Providers & Services—1.9%
Aetna, Inc.	10,172	406,168
Cardinal Health, Inc.	11,500	739,795
Caremark Rx, Inc.	19,690	981,940
Centene Corp. (a)	1,000	23,530
CIGNA Corp.	7,102	699,618
Community Health Systems, Inc. (a)	1,800	66,150
Coventry Health Care, Inc. (a)	1,335	73,345
Cross Country Healthcare, Inc. (a)	880	16,007
DaVita, Inc. (a)	1,143	56,807
Genesis HealthCare Corp. (a)	400	18,948

	Shares	Value
Gentiva Health Services, Inc. (a)	920	$14,748
HealthExtras, Inc. (a)	894	27,017
Henry Schein, Inc. (a)	500	23,365
Hooper Holmes, Inc.	1,430	4,362
Humana, Inc. (a)	1,210	64,977
Kindred Healthcare, Inc. (a)	820	21,320
Laboratory Corp. of America Holdings (a)	896	55,758
Lincare Holdings, Inc. (a)	1,240	46,922
Medco Health Solutions, Inc. (a)	880	50,406
Nichii Gakkan Co.	12,400	228,854
Owens & Minor, Inc.	360	10,296
Patterson Companies, Inc. (a)	680	23,752
Pediatrix Medical Group, Inc. (a)	1,503	68,086
Psychiatric Solutions, Inc. (a)	1,240	35,538
Quest Diagnostics, Inc.	9,880	592,010
RehabCare Group, Inc. (a)	76	1,321
Res-Care, Inc. (a)	820	16,400
Rhoen-Klinikum AG	6,063	270,016
Symbion, Inc. (a)	460	9,550
United Surgical Partners International, Inc. (a)	1,420	42,699
Universal Health Services, Inc., Class B	700	35,182
VCA Antech, Inc. (a)	844	26,949
WellCare Health Plans, Inc. (a)	769	37,719
		4,789,555
Health Care Technology—0.0%
Allscripts Healthcare Solutions, Inc. (a)	1,390	24,394
IMS Health, Inc.	870	23,360
		47,754
Life Sciences Tools & Services—0.6%
Bio-Rad Laboratories, Inc., Class A (a)	210	13,637
Covance, Inc. (a)	4,600	281,612
Dionex Corp. (a)	400	21,864
Illumina, Inc. (a)	980	29,067
Invitrogen Corp. (a)	450	29,731
Millipore Corp. (a)	600	37,794
Nektar Therapeutics (a)	3,460	63,456
PAREXEL International Corp. (a)	660	19,041
Thermo Electron Corp. (a)	26,520	961,085
Varian, Inc. (a)	880	36,529
Ventana Medical Systems, Inc. (a)	370	17,457
Waters Corp. (a)	840	37,296
		1,548,569
Pharmaceuticals—3.5%
Allergan, Inc.	950	101,897
Alpharma, Inc., Class A	420	10,097
AstraZeneca PLC, ADR	22,800	1,363,896
Forest Laboratories, Inc. (a)	710	27,470
GlaxoSmithKline PLC	22,292	622,404
GlaxoSmithKline PLC, ADR	4,806	268,175
Hi-Tech Pharmacal Co., Inc. (a)	878	14,548
Johnson & Johnson	21,600	1,294,272

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Medicis Pharmaceutical Corp., Class A	1,040	$24,960
New River Pharmaceuticals, Inc. (a)	490	13,965
Novartis AG, ADR	19,681	1,061,200
Novartis AG, Registered Shares	7,804	422,100
Novo-Nordisk A/S, Class B	6,788	431,798
Pfizer, Inc.	57,911	1,359,171
Sanofi-Aventis	6,700	653,847
Sanofi-Aventis, ADR	12,300	599,010
Shire PLC, ADR	900	39,807
Takeda Pharmaceutical Co., Ltd.	6,400	399,045
Teva Pharmaceutical Industries Ltd., ADR	163	5,149
Wyeth	8,900	395,249
		9,108,060
Industrials—9.5%
Aerospace & Defense—2.1%
AAR Corp. (a)	850	18,895
Armor Holdings, Inc. (a)	622	34,104
BE Aerospace, Inc. (a)	2,127	48,623
Boeing Co.	20,400	1,670,964
Esterline Technologies Corp. (a)	520	21,627
European Aeronautic Defence and Space Co. NV	20,000	572,913
General Dynamics Corp.	7,812	511,374
Hexcel Corp. (a)	5,680	89,233
L-3 Communications Holdings, Inc.	6,000	452,520
Moog, Inc., Class A (a)	260	8,897
Precision Castparts Corp.	710	42,430
Rockwell Collins, Inc.	800	44,696
United Technologies Corp.	28,362	1,798,718
		5,314,994
Air Freight & Logistics—0.5%
C.H. Robinson Worldwide, Inc.	860	45,838
EGL, Inc. (a)	639	32,078
HUB Group, Inc., Class A (a)	1,878	46,067
United Parcel Service, Inc., Class B	12,200	1,004,426
UTI Worldwide, Inc.	1,880	47,433
		1,175,842
Airlines—0.0%
JetBlue Airways Corp. (a)	985	11,958
Republic Airways Holdings, Inc. (a)	620	10,552
Skywest, Inc.	560	13,888
Southwest Airlines Co.	2,740	44,854
UAL Corp. (a)	202	6,266
		87,518
Building Products—0.0%
Goodman Global, Inc. (a)	483	7,332
Lennox International, Inc.	350	9,268
NCI Building Systems, Inc. (a)	470	24,990
		41,590

	Shares	Value
Commercial Services & Supplies—0.8%
ABM Industries, Inc.	560	$9,576
Avery Dennison Corp.	575	33,385
Banta Corp.	250	11,583
Casella Waste Systems, Inc., Class A (a)	1,270	16,624
CBIZ, Inc. (a)	810	6,002
ChoicePoint, Inc. (a)	1,290	53,883
Cintas Corp.	640	25,446
Consolidated Graphics, Inc. (a)	520	27,071
Corporate Executive Board Co.	920	92,184
Healthcare Services Group, Inc.	656	13,743
Kenexa Corp. (a)	838	26,690
Korn/Ferry International (a)	540	10,579
Manpower, Inc.	10,700	691,220
Robert Half International, Inc.	2,590	108,780
TeleTech Holdings, Inc. (a)	1,210	15,319
United Stationers, Inc. (a)	250	12,330
Waste Connections, Inc. (a)	970	35,308
Waste Management, Inc.	24,600	882,648
		2,072,371
Construction & Engineering—0.4%
Bilfinger Berger AG	8,453	458,810
EMCOR Group, Inc. (a)	350	17,035
Fluor Corp.	300	27,879
Foster Wheeler Ltd. (a)	10,500	453,600
Jacobs Engineering Group, Inc. (a)	375	29,865
KHD Humboldt Wedag International Ltd. (a)	1,190	31,975
Quanta Services, Inc. (a)	1,300	22,529
Washington Group International, Inc. (a)	340	18,136
		1,059,829
Electrical Equipment—1.4%
ABB Ltd., ADR	44,416	575,631
Belden CDT, Inc.	464	15,335
Cooper Industries Ltd., Class A	600	55,752
Dongfang Electrical Machinery Co., Ltd., Class H	312,000	590,210
Emerson Electric Co.	11,000	921,910
Evergreen Solar, Inc. (a)	990	12,850
General Cable Corp. (a)	2,808	98,280
Genlyte Group, Inc. (a)	400	28,972
Rockwell Automation, Inc.	4,808	346,224
Roper Industries, Inc.	490	22,908
Schneider Electric SA	4,600	479,503
Vestas Wind Systems A/S (a)	17,826	485,612
Woodward Governor Co.	590	18,001
		3,651,188
Industrial Conglomerates—1.6%
3M Co.	10,000	807,700
General Electric Co.	78,796	2,597,116
McDermott International, Inc. (a)	750	34,103
Siemens AG, Registered Shares	7,520	654,305
Textron, Inc.	650	59,917
		4,153,141

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Machinery—1.5%
Actuant Corp., Class A	367	$18,332
Barnes Group, Inc.	1,388	27,691
Briggs & Stratton Corp.	190	5,911
Caterpillar, Inc.	7,000	521,360
Dover Corp.	900	44,487
Eaton Corp.	5,991	451,721
EnPro Industries, Inc. (a)	560	18,816
Harsco Corp.	800	62,368
Illinois Tool Works, Inc.	16,700	793,250
Ingersoll-Rand Co., Ltd., Class A	14,025	599,989
JLG Industries, Inc.	1,140	25,650
Joy Global, Inc.	1,645	85,688
Kadant, Inc. (a)	252	5,796
Kennametal, Inc.	800	49,800
Manitowoc Co., Inc.	570	25,365
Mitsubishi Heavy Industries, Ltd.	87,000	377,322
Nordson Corp.	340	16,721
Parker Hannifin Corp.	600	46,560
Sandvik AB	33,265	387,095
Terex Corp. (a)	900	88,830
Timken Co.	1,290	43,228
Trinity Industries, Inc.	727	29,371
Wabtec Corp.	2,598	97,165
		3,822,516
Marine—0.1%
Alexander & Baldwin, Inc.	1,000	44,270
American Commercial Lines, Inc. (a)	380	22,895
Kirby Corp. (a)	1,400	55,300
		122,465
Road & Rail—0.9%
Burlington Northern Santa Fe Corp.	10,200	808,350
Canadian Pacific Railway Ltd.	800	40,912
CSX Corp.	390	27,472
Dollar Thrifty Automotive Group (a)	180	8,113
East Japan Railway Co.	87	648,189
Landstar System, Inc.	2,231	105,370
Norfolk Southern Corp.	8,925	474,989
Old Dominion Freight Line, Inc. (a)	372	13,983
Ryder System, Inc.	240	14,023
Swift Transportation Co., Inc. (a)	230	7,305
Werner Enterprises, Inc.	1,220	24,729
		2,173,435
Trading Companies & Distributors—0.2%
H&E Equipment Services, Inc. (a)	620	18,259
Kaman Corp.	320	5,824
Mitsubishi Corp.	24,800	498,237
Watsco, Inc.	420	25,124
WESCO International, Inc. (a)	380	26,220
		573,664

	Shares	Value
Transportation Infrastructure—0.0%
Interpool, Inc.	368	$8,177
Information Technology—8.6%
Communications Equipment—1.6%
Anaren, Inc. (a)	1,020	20,900
AudioCodes Ltd. (a)	2,098	22,868
Black Box Corp.	220	8,433
Cisco Systems, Inc. (a)	69,680	1,360,850
CommScope, Inc. (a)	12,850	403,747
Comverse Technology, Inc. (a)	2,980	58,915
Corning, Inc. (a)	19,930	482,107
CSR PLC (a)	3,580	83,266
Dycom Industries, Inc. (a)	680	14,477
F5 Networks, Inc. (a)	950	50,806
Foundry Networks, Inc. (a)	941	10,031
Harris Corp.	920	38,189
Motorola, Inc.	12,800	257,920
NICE Systems Ltd., ADR (a)	1,480	41,647
Nokia Oyj	24,352	492,730
Nokia Oyj, ADR	24,900	504,474
Polycom, Inc. (a)	1,580	34,634
QUALCOMM, Inc.	7,870	315,351
Tollgrade Communications, Inc. (a)	570	5,529
		4,206,874
Computers & Peripherals—1.2%
Apple Computer, Inc. (a)	8,200	468,384
Electronics for Imaging, Inc. (a)	650	13,572
Emulex Corp. (a)	450	7,321
Hewlett-Packard Co.	59,960	1,899,533
Imation Corp.	280	11,494
International Business Machines Corp.	6,475	497,409
Mobility Electronics, Inc. (a)	37	269
Network Appliance, Inc. (a)	1,320	46,596
SanDisk Corp. (a)	1,010	51,490
Stratasys, Inc. (a)	772	22,743
		3,018,811
Electronic Equipment & Instruments—0.9%
Agilent Technologies, Inc. (a)	21,400	675,384
Agilysys, Inc.	440	7,920
Anixter International, Inc.	810	38,443
Arrow Electronics, Inc. (a)	1,600	51,520
AU Optronics Corp., ADR	24,170	344,181
Benchmark Electronics, Inc. (a)	760	18,331
Brightpoint, Inc. (a)	1,480	20,024
Coherent, Inc. (a)	300	10,119
Daktronics, Inc.	822	23,731
Global Imaging Systems, Inc. (a)	457	18,865
Hoya Corp.	7,900	282,419
Itron, Inc. (a)	831	49,245
Jabil Circuit, Inc.	1,110	28,416
Keyence Corp.	1,500	383,604
Mettler Toledo International, Inc. (a)	500	30,285

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
MTS Systems Corp.	400	$15,804
NAM TAI Electronics, Inc.	500	11,185
Rogers Corp. (a)	480	27,043
Tektronix, Inc.	1,600	47,072
Trimble Navigation Ltd. (a)	1,320	58,925
TTM Technologies, Inc. (a)	1,474	21,329
Vishay Intertechnology, Inc. (a)	1,290	20,292
		2,184,137
Internet Software & Services—0.9%
Akamai Technologies, Inc. (a)	11,900	430,661
aQuantive, Inc. (a)	1,109	28,091
Digitas, Inc. (a)	2,840	33,001
Google, Inc., Class A (a)	3,737	1,567,036
Keynote Systems, Inc. (a)	264	2,722
Yahoo!, Inc. (a)	11,080	365,640
		2,427,151
IT Services—0.3%
Acxiom Corp.	890	22,250
Affiliated Computer Services, Inc., Class A (a)	462	23,844
Alliance Data Systems Corp. (a)	1,430	84,112
Cognizant Technology Solutions Corp., Class A (a)	4,060	273,522
Euronet Worldwide, Inc. (a)	700	26,859
Fiserv, Inc. (a)	630	28,577
Global Payments, Inc.	620	30,101
Keane, Inc. (a)	1,320	16,500
Mastercard, Inc., Class A (a)	499	23,952
MAXIMUS, Inc.	240	5,556
MPS Group, Inc. (a)	3,980	59,939
Paychex, Inc.	1,390	54,182
		649,394
Semiconductors & Semiconductor Equipment—2.2%
Actel Corp. (a)	580	8,323
Advanced Energy Industries, Inc. (a)	540	7,150
Asyst Technologies, Inc. (a)	1,063	8,004
Atheros Communications, Inc. (a)	1,605	30,431
ATI Technologies, Inc. (a)	1,200	17,520
ATMI, Inc. (a)	360	8,863
Broadcom Corp., Class A (a)	1	30
Brooks Automation, Inc. (a)	437	5,157
Cymer, Inc. (a)	1,170	54,358
Exar Corp. (a)	770	10,218
Fairchild Semiconductor International, Inc. (a)	40,080	728,254
Freescale Semiconductor, Inc., Class A (a)	1,000	29,000
Intel Corp.	42,800	811,060
KLA-Tencor Corp.	1,480	61,524
Lam Research Corp. (a)	15,040	701,165
Marvell Technology Group Ltd. (a)	1,780	78,907
MEMC Electronic Materials, Inc. (a)	1,210	45,375
Micron Technology, Inc. (a)	1,660	25,000
Mindspeed Technologies, Inc. (a)	8,120	19,569
Netlogic Microsystems, Inc. (a)	510	16,447

	Shares	Value
Novellus Systems, Inc. (a)	600	$14,820
NVIDIA Corp. (a)	26,270	559,288
PMC-Sierra, Inc. (a)	1,290	12,126
Samsung Electronics Co., Ltd., GDR (b)	887	278,740
Samsung Electronics Co., Ltd., GDR, Registered Shares (b)	1,164	364,760
Silicon Laboratories, Inc. (a)	881	30,967
SiRF Technology Holdings, Inc. (a)	12,600	405,972
Standard Microsystems Corp. (a)	600	13,098
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	35,844	329,045
Tessera Technologies, Inc. (a)	930	25,575
Texas Instruments, Inc.	27,530	833,884
Varian Semiconductor Equipment Associates, Inc. (a)	355	11,576
Veeco Instruments, Inc. (a)	460	10,966
Virage Logic Corp. (a)	273	2,563
		5,559,735
Software—1.5%
Activision, Inc. (a)	1,566	17,821
Amdocs Ltd. (a)	1,310	47,946
ANSYS, Inc. (a)	670	32,039
Autodesk, Inc. (a)	19,502	672,039
Cadence Design Systems, Inc. (a)	1,600	27,440
Captaris, Inc. (a)	1,480	6,882
Citrix Systems, Inc. (a)	23,290	934,861
Electronic Arts, Inc. (a)	1,110	47,774
FactSet Research Systems, Inc.	210	9,933
Hyperion Solutions Corp. (a)	1,367	37,729
Intergraph Corp. (a)	270	8,502
Internet Security Systems (a)	730	13,761
Intuit, Inc. (a)	382	23,069
Kronos, Inc. (a)	490	17,743
Lawson Software, Inc. (a)	1,740	11,658
Macrovision Corp. (a)	942	20,272
Mercury Interactive Corp. (a)	980	34,271
Micros Systems, Inc. (a)	507	22,146
Microsoft Corp.	35,960	837,868
MSC.Software Corp. (a)	980	17,542
NAVTEQ Corp. (a)	1,600	71,488
Open Solutions, Inc. (a)	802	21,341
Progress Software Corp. (a)	764	17,885
Quality Systems, Inc.	600	22,092
SAP AG	1,303	274,518
SAP AG, ADR	10,990	577,195
Secure Computing Corp. (a)	1,620	13,932
Sybase, Inc. (a)	570	11,058
Synchronoss Technologies, Inc. (a)	831	7,213
Synopsys, Inc. (a)	700	13,139
Transaction Systems Architects, Inc. (a)	1,490	62,118
		3,933,275
Materials—3.2%
Chemicals—1.3%
Air Products & Chemicals, Inc.	9,825	628,014
Ashland, Inc.	500	33,350

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Cytec Industries, Inc.	789	$42,338
Dow Chemical Co.	17,400	679,122
Ecolab, Inc.	860	34,899
H.B. Fuller Co.	470	20,478
Linde AG	8,809	678,057
Minerals Technologies, Inc.	240	12,480
Monsanto Co.	3,380	284,562
Nalco Holding Co. (a)	1,700	29,971
Potash Corp. of Saskatchewan, Inc.	840	72,215
PPG Industries, Inc.	700	46,200
Rohm & Haas Co.	9,200	461,104
Sensient Technologies Corp.	400	8,364
Shin-Etsu Chemical Co., Ltd.	5,900	322,288
Symyx Technologies, Inc. (a)	920	22,218
Tronox, Inc., Class B	1,109	14,605
		3,390,265
Construction Materials—0.9%
Cemex SA de CV, Certificates of Participation, ADR (a)	7,860	447,776
Eagle Materials, Inc.	580	27,550
Holcim Ltd., Registered Shares	10,569	810,634
Martin Marietta Materials, Inc.	775	70,641
Vulcan Materials Co.	12,275	957,450
		2,314,051
Containers & Packaging—0.1%
AptarGroup, Inc.	240	11,906
Crown Holdings, Inc. (a)	2,900	45,153
Greif, Inc., Class A	390	29,235
Packaging Corp. of America	1,600	35,232
		121,526
Metals & Mining—0.9%
Allegheny Technologies, Inc.	4,840	335,122
AMCOL International Corp.	370	9,750
Carpenter Technology Corp.	250	28,875
Coeur d'Alene Mines Corp. (a)	2,440	11,736
Freeport-McMoRan Copper & Gold, Inc., Class B	7,050	390,640
JFE Holdings, Inc.	11,500	488,442
Metal Management, Inc.	510	15,616
Nucor Corp.	3,900	211,575
Phelps Dodge Corp.	6,700	550,472
Reliance Steel & Aluminum Co.	340	28,203
RTI International Metals, Inc. (a)	350	19,544
United States Steel Corp.	1,500	105,180
Worthington Industries, Inc.	1,220	25,559
Zinifex Ltd.	3,450	25,904
		2,246,618
Paper & Forest Products—0.0%
Glatfelter	1,030	16,346
Telecommunication Services—1.4%
Diversified Telecommunication Services—0.7%
AT&T, Inc.	24,054	670,866
North Pittsburgh Systems, Inc.	420	11,575

	Shares	Value
TALK America Holdings, Inc. (a)	929	$5,751
Time Warner Telecom, Inc., Class A (a)	26,075	387,214
Verizon Communications, Inc.	21,699	726,699
		1,802,105
Wireless Telecommunication Services—0.7%
American Tower Corp., Class A (a)	26,397	821,475
Crown Castle International Corp. (a)	2,190	75,642
Dobson Communications Corp., Class A (a)	4,536	35,063
Millicom International Cellular SA (a)	726	32,982
NII Holdings, Inc. (a)	12,160	685,581
SBA Communications Corp., Class A (a)	1,283	33,538
		1,684,281
Utilities—1.5%
Electric Utilities—1.1%
ALLETE, Inc.	240	11,364
Edison International	21,000	819,000
El Paso Electric Co. (a)	670	13,507
Entergy Corp.	10,529	744,927
Exelon Corp.	10,081	572,903
FPL Group, Inc.	1,300	53,794
Hawaiian Electric Industries, Inc.	1,000	27,910
Maine & Maritimes Corp.	130	2,028
MGE Energy, Inc.	230	7,165
Otter Tail Corp.	340	9,292
PPL Corp.	19,500	629,850
Puget Energy, Inc.	580	12,458
		2,904,198
Gas Utilities—0.0%
AGL Resources, Inc.	1,100	41,932
Cascade Natural Gas Corp.	470	9,912
Northwest Natural Gas Co.	340	12,590
Questar Corp.	290	23,342
WGL Holdings, Inc.	450	13,028
		100,804
Independent Power Producers & Energy Traders—0.1%
AES Corp. (a)	6,240	115,128
Multi-Utilities—0.3%
CH Energy Group, Inc.	400	19,200
Energy East Corp.	1,200	28,716
PG&E Corp.	13,711	538,568
Sempra Energy	1,100	50,028
Wisconsin Energy Corp.	1,400	56,420
		692,932
Total Common Stocks (cost of $139,487,200)		156,502,915

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
CORPORATE FIXED-INCOME BONDS & NOTES—11.3%
Basic Materials—0.3%
Chemicals—0.1%
Airgas, Inc. 9.125% 10/01/11	$75,000	$78,563
Chemtura Corp. 6.875% 06/01/16	15,000	14,475
EquiStar Chemicals LP 10.125% 09/01/08 10.625% 05/01/11	60,000 50,000	63,450 53,750
Nalco Co. 7.750% 11/15/11	90,000	90,000
NOVA Chemicals Corp. 6.500% 01/15/12	55,000	50,600
		350,838
Forest Products & Paper—0.1%
Boise Cascade LLC 7.125% 10/15/14	125,000	111,563
Iron/Steel—0.0%
Russel Metals, Inc. 6.375% 03/01/14	80,000	73,900
United States Steel Corp. 9.750% 05/15/10	25,000	26,625
		100,525
Metals & Mining—0.1%
Alcan, Inc. 4.500% 05/15/13	325,000	296,895
Communications—1.5%
Media—0.6%
Comcast Cable Communications, Inc. 7.125% 06/15/13	9,000	9,402
CSC Holdings, Inc. 7.625% 04/01/11	60,000	60,000
Dex Media West LLC 9.875% 08/15/13	55,000	59,606
DirecTV Holdings LLC 6.375% 06/15/15 8.375% 03/15/13	45,000 90,000	41,513 94,275
EchoStar DBS Corp. 6.625% 10/01/14	175,000	164,062
Emmis Operating Co. 6.875% 05/15/12	80,000	79,000
Jones Intercable, Inc. 7.625% 04/15/08	350,000	359,835
Lamar Media Corp. 7.250% 01/01/13	115,000	113,275
LIN Television Corp. 6.500% 05/15/13	110,000	100,375
R.H. Donnelley Finance Corp. 10.875% 12/15/12 (b)	130,000	143,162
Rogers Cable, Inc. 6.250% 06/15/13	120,000	112,800

	Par	Value
TCI Communications, Inc. 9.875% 06/15/22	$5,000	$6,229
Time Warner, Inc. 6.625% 05/15/29 9.125% 01/15/13	300,000 11,000	284,961 12,567
		1,641,062
Telecommunication Services—0.9%
American Towers, Inc. 7.250% 12/01/11	25,000	25,469
AT&T, Inc. 5.100% 09/15/14	40,000	37,183
BellSouth Corp. 5.000% 10/15/06 6.000% 10/15/11	12,000 2,000	11,979 1,996
British Telecommunications PLC 8.375% 12/15/10	4,000	4,389
Cincinnati Bell, Inc. 7.000% 02/15/15	35,000	32,988
Cingular Wireless Services, Inc. 8.125% 05/01/12	3,000	3,303
Citizens Communications Co. 9.000% 08/15/31	55,000	55,550
Embarq Corp. 7.082% 06/01/16 7.995% 06/01/36	15,000 15,000	14,907 15,057
France Telecom SA 7.750% 03/01/11	1,000	1,076
Intelsat Bermuda Ltd. 9.250% 06/15/16 (b)	25,000	25,906
Lucent Technologies, Inc. 6.450% 03/15/29	40,000	34,000
New Cingular Wireless Services, Inc. 8.750% 03/01/31	153,000	187,150
Nextel Communications, Inc. 7.375% 08/01/15	80,000	81,508
Qwest Corp. 8.875% 03/15/12	205,000	217,813
Rogers Wireless, Inc. 7.500% 03/15/15 8.000% 12/15/12	70,000 95,000	70,875 97,613
Sprint Capital Corp. 6.125% 11/15/08 6.875% 11/15/28 8.750% 03/15/32	3,000 200,000 13,000	3,023 200,332 15,730
Telefonica Emisones SAU 5.984% 06/20/11	300,000	299,353
Telefonos de Mexico SA de CV 4.500% 11/19/08	16,000	15,360
Verizon Global Funding Corp. 7.750% 12/01/30	478,000	511,452
Verizon New England, Inc. 6.500% 09/15/11	20,000	20,016
Verizon Pennsylvania, Inc. Series A, 5.650% 11/15/11	19,000	18,415

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Vodafone Group PLC 7.750% 02/15/10	$150,000	$158,469
Windstream Corp. 8.625% 08/01/16 (b)	20,000	20,400
		2,181,312
Consumer Cyclical—1.4%
Airlines—0.1%
United Airlines, Inc. 9.200% 03/22/08 (c)	507,021	243,370
Apparel—0.0%
Phillips-Van Heusen Corp. 7.250% 02/15/11	75,000	73,875
Auto Manufacturers—0.1%
DaimlerChrysler NA Holding Corp. 4.050% 06/04/08 8.500% 01/18/31	20,000 150,000	19,310 169,480
		188,790
Auto Parts & Equipment—0.0%
Accuride Corp. 8.500% 02/01/15	25,000	24,125
TRW Automotive, Inc. 9.375% 02/15/13	65,000	69,063
		93,188
Entertainment—0.2%
Cinemark USA, Inc. 9.000% 02/01/13	110,000	115,500
Speedway Motorsports, Inc. 6.750% 06/01/13	110,000	106,700
Steinway Musical Instruments, Inc. 7.000% 03/01/14 (b)	75,000	72,000
Warner Music Group 7.375% 04/15/14	100,000	96,750
		390,950
Home Builders—0.2%
Beazer Homes USA, Inc. 6.875% 07/15/15	65,000	59,475
D.R. Horton, Inc. 5.625% 09/15/14	290,000	265,450
K. Hovnanian Enterprises, Inc. 6.000% 01/15/10 6.375% 12/15/14 6.500% 01/15/14	40,000 20,000 50,000	37,400 17,550 44,625
KB Home 8.625% 12/15/08	100,000	102,500
Toll Brothers, Inc. 4.950% 03/15/14	11,000	9,569
		536,569
Home Furnishings—0.0%
Sealy Mattress Co. 8.250% 06/15/14	65,000	65,000
Housewares—0.0%
Newell Rubbermaid, Inc. 4.000% 05/01/10	35,000	32,714

	Par	Value
Leisure Time—0.1%
Leslie's Poolmart 7.750% 02/01/13	$45,000	$43,763
Royal Caribbean Cruises Ltd. 6.875% 12/01/13 8.750% 02/02/11	50,000 130,000	48,937 139,587
		232,287
Lodging—0.4%
Caesars Entertainment, Inc. 7.875% 03/15/10 9.375% 02/15/07	20,000 25,000	20,675 25,438
CCM Merger, Inc. 8.000% 08/01/13 (b)	65,000	61,262
Chukchansi Economic Development Authority 8.000% 11/15/13 (b)	50,000	50,375
Harrah's Operating Co., Inc. 5.625% 06/01/15	225,000	207,564
Hilton Hotels Corp. 7.500% 12/15/17	40,000	40,802
Kerzner International Ltd. 6.750% 10/01/15	40,000	41,600
MGM Mirage 6.000% 10/01/09 8.500% 09/15/10	85,000 90,000	82,662 94,275
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/12	110,000	114,400
Station Casinos, Inc. 6.875% 03/01/16	25,000	23,438
Wynn Las Vegas LLC 6.625% 12/01/14	115,000	109,394
		871,885
Retail—0.3%
AmeriGas Partners LP 7.125% 05/20/16	25,000	23,375
AutoNation, Inc. 7.000% 04/15/14 (b) 7.045% 04/15/13 (b)(d)	15,000 10,000	14,850 10,100
Couche-Tard US LP 7.500% 12/15/13	105,000	104,475
Domino's, Inc. 8.250% 07/01/11	75,000	77,812
Group 1 Automotive, Inc. 8.250% 08/15/13	55,000	55,687
Target Corp. 3.375% 03/01/08 5.375% 06/15/09 5.875% 03/01/12	3,000 9,000 10,000	2,897 8,964 10,103
Wal-Mart Stores, Inc. 4.000% 01/15/10	450,000	427,192
		735,455

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Consumer Non-Cyclical—1.6%
Agriculture—0.0%
Reynolds American, Inc. 7.625% 06/01/16 (b)	$30,000	$29,287
Beverages—0.3%
Coca-Cola Enterprises, Inc. 5.750% 11/01/08	35,000	35,023
Constellation Brands, Inc. 8.125% 01/15/12	75,000	77,437
Cott Beverages, Inc. 8.000% 12/15/11	145,000	144,637
Diageo Capital PLC 3.375% 03/20/08	410,000	394,847
		651,944
Commercial Services—0.2%
Avis Budget Car Rental LLC 7.625% 05/15/14 (b)	50,000	48,250
Corrections Corp. of America 6.250% 03/15/13 7.500% 05/01/11	30,000 155,000	28,387 156,550
Iron Mountain, Inc. 7.750% 01/15/15 8.625% 04/01/13	10,000 100,000	9,600 100,500
Quebecor World Capital Corp. 8.750% 03/15/16 (b)	35,000	31,835
Service Corp. International 6.750% 04/01/16	10,000	9,238
Stewart Enterprises, Inc. 6.250% 02/15/13	55,000	50,050
United Rentals North America, Inc. 7.750% 11/15/13	60,000	57,000
		491,410
Cosmetics/Personal Care—0.0%
Procter & Gamble Co. 4.750% 06/15/07	104,000	102,922
Food—0.2%
Dean Foods Co. 7.000% 06/01/16	70,000	67,900
Del Monte Corp. 6.750% 02/15/15	90,000	83,475
Kroger Co. 6.200% 06/15/12	325,000	323,011
Safeway, Inc. 4.950% 08/16/10	30,000	28,798
		503,184
Healthcare Products—0.1%
Baxter FinCo BV 4.750% 10/15/10	275,000	262,839
Healthcare Services—0.6%
Community Health Systems 6.500% 12/15/12	25,000	23,625
Coventry Health Care, Inc. 5.875% 01/15/12	115,000	110,093

	Par	Value
Extendicare Health Services, Inc.
6.875% 05/01/14	$50,000	$52,250
9.500% 07/01/10	15,000	15,675
Fisher Scientific International, Inc. 6.750% 08/15/14	145,000	144,819
HCA, Inc. 6.950% 05/01/12	125,000	122,140
Select Medical Corp. 7.625% 02/01/15 (b)	20,000	17,300
Triad Hospitals, Inc. 7.000% 05/15/12 7.000% 11/15/13	125,000 45,000	124,375 43,650
UnitedHealth Group, Inc. 3.375% 08/15/07	435,000	424,015
WellPoint, Inc. 6.375% 01/15/12 6.800% 08/01/12	8,000 375,000	8,134 390,939
		1,477,015
Household Products/Wares—0.1%
American Greetings Corp. 7.375% 06/01/16	45,000	45,000
Fortune Brands, Inc. 5.375% 01/15/16	290,000	267,705
Scotts Co. 6.625% 11/15/13	50,000	48,250
		360,955
Pharmaceuticals—0.1%
AmerisourceBergen Corp. 5.625% 09/15/12 (b)	60,000	57,829
Mylan Laboratories, Inc. 6.375% 08/15/15	45,000	42,919
Omnicare, Inc. 6.750% 12/15/13	40,000	38,100
		138,848
Energy—0.8%
Coal—0.1%
Arch Western Finance LLC 6.750% 07/01/13	140,000	134,050
Massey Energy Co. 6.875% 12/15/13	50,000	46,375
Peabody Energy Corp. 6.875% 03/15/13	140,000	137,550
		317,975
Oil & Gas—0.3%
Chesapeake Energy Corp. 6.375% 06/15/15	135,000	125,550
Compton Petroleum Corp. 7.625% 12/01/13	40,000	37,700
Marathon Oil Corp. 6.800% 03/15/32	250,000	258,977
Pogo Producing Co. 6.625% 03/15/15	85,000	77,775
Pride International, Inc. 7.375% 07/15/14	85,000	85,425

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Tesoro Corp. 6.625% 11/01/15 (b)	$35,000	$33,162
Valero Energy Corp. 6.875% 04/15/12	240,000	248,810
XTO Energy, Inc. 7.500% 04/15/12	22,000	23,337
		890,736
Oil & Gas Services—0.1%
Hornbeck Offshore Services, Inc. 6.125% 12/01/14	85,000	78,838
Universal Compression, Inc. 7.250% 05/15/10	100,000	99,250
		178,088
Pipelines—0.3%
Atlas Pipeline Partners LP 8.125% 12/15/15 (b)	40,000	40,250
Colorado Interstate Gas Co. 6.800% 11/15/15	50,000	48,125
MarkWest Energy Partners LP 6.875% 11/01/14	75,000	69,000
TEPPCO Partners LP 7.625% 02/15/12	10,000	10,550
TransCanada Corp. 5.850% 03/15/36	410,000	382,754
Williams Companies, Inc. 6.375% 10/01/10 (b) 8.125% 03/15/12	5,000 155,000	4,888 161,200
		716,767
Financials—3.5%
Banks—0.8%
HSBC Capital Funding LP 9.547% 12/31/49 (b)(d)	550,000	618,392
Marshall & Ilsley Corp. 4.375% 08/01/09	40,000	38,576
Mellon Funding Corp. 4.875% 06/15/07	4,000	3,969
National City Bank 4.625% 05/01/13	19,000	17,626
U.S. Bank NA 2.850% 11/15/06 6.375% 08/01/11	14,000 19,000	13,848 19,537
Wachovia Corp. 4.875% 02/15/14	600,000	559,266
Wells Fargo & Co. 5.125% 09/01/12	750,000	722,345
		1,993,559
Diversified Financial Services—2.3%
American Express Co. 3.750% 11/20/07 4.750% 06/17/09 5.500% 09/12/06	3,000 13,000 18,000	2,927 12,712 17,996
American Express Credit Corp. 3.000% 05/16/08	375,000	357,434

	Par	Value
Capital One Bank 4.875% 05/15/08	$190,000	$187,143
Capital One Financial Corp. 5.500% 06/01/15	15,000	14,241
Caterpillar Financial Services Corp. 2.350% 09/15/06 3.625% 11/15/07	9,000 250,000	8,945 243,375
CIT Group, Inc. 7.375% 04/02/07	7,000	7,084
Citicorp 8.040% 12/15/19 (b)	1,075,000	1,213,706
Citigroup Global Markets Holdings, Inc. 6.500% 02/15/08	7,000	7,093
Citigroup, Inc. 5.000% 09/15/14	37,000	34,565
Countrywide Home Loans, Inc. 4.125% 09/15/09 5.500% 08/01/06	280,000 36,000	265,995 35,996
Credit Suisse First Boston USA, Inc. 4.875% 08/15/10	375,000	363,181
E*Trade Financial Corp. 7.375% 09/15/13 8.000% 06/15/11	55,000 20,000	55,000 20,450
General Electric Capital Corp. 5.000% 01/08/16 6.750% 03/15/32	735,000 34,000	690,525 36,387
Goldman Sachs Group, Inc. 6.345% 02/15/34	360,000	336,745
HSBC Finance Corp. 5.000% 06/30/15	50,000	46,146
JPMorgan Chase Capital XV 5.875% 03/15/35	475,000	419,852
LaBranche & Co., Inc. 11.000% 05/15/12	5,000	5,475
Lehman Brothers Holdings, Inc. 5.000% 01/14/11	50,000	48,436
MassMutual Global Funding II 2.550% 07/15/08 (b)	6,000	5,645
Merrill Lynch & Co., Inc. 4.125% 01/15/09 6.000% 02/17/09	375,000 12,000	361,408 12,107
Morgan Stanley 4.750% 04/01/14 6.750% 04/15/11	40,000 360,000	36,755 374,297
Principal Life Global Funding 6.250% 02/15/12 (b)	17,000	17,349
SLM Corp. 5.375% 05/15/14	525,000	501,837
		5,740,807
Insurance—0.2%
American International Group, Inc. 2.875% 05/15/08	575,000	546,563
Genworth Financial, Inc. 4.750% 06/15/09	35,000	34,153

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Prudential Financial, Inc. 4.500% 07/15/13	$2,000	$1,830
		582,546
Real Estate—0.0%
ERP Operating LP 5.200% 04/01/13	1,000	957
Real Estate Investment Trusts—0.2%
Health Care Property Investors, Inc. 6.450% 06/25/12	384,000	388,640
Host Marriott LP 6.375% 03/15/15	60,000	56,100
Rouse Co. LP 6.750% 05/01/13 (b)	60,000	58,760
Simon Property Group LP 5.750% 12/01/15	25,000	24,243
		527,743
Savings & Loans—0.0%
Washington Mutual, Inc. 4.625% 04/01/14 5.625% 01/15/07	21,000 20,000	18,872 19,995
		38,867
Industrials—1.1%
Aerospace & Defense—0.3%
DRS Technologies, Inc. 6.625% 02/01/16	75,000	71,438
L-3 Communications Corp. 6.375% 10/15/15	140,000	133,350
Lockheed Martin Corp. 8.500% 12/01/29	20,000	25,117
Raytheon Co. 5.375% 04/01/13 8.300% 03/01/10	5,000 325,000	4,842 351,317
Sequa Corp. 9.000% 08/01/09	70,000	73,675
United Technologies Corp. 7.125% 11/15/10	25,000	26,322
		686,061
Electronics—0.0%
Flextronics International Ltd. 6.250% 11/15/14	50,000	46,812
Environmental Control—0.2%
Allied Waste North America, Inc. 7.125% 05/15/16 (b) 7.875% 04/15/13	50,000 60,000	47,250 60,300
Waste Management, Inc. 7.375% 08/01/10	360,000	379,285
		486,835
Machinery—0.2%
John Deere Capital Corp. 4.625% 04/15/09	385,000	374,448
Machinery-Diversified—0.1%
Manitowoc Co., Inc. 7.125% 11/01/13	85,000	82,875

	Par	Value
Westinghouse Air Brake Technologies Corp. 6.875% 07/31/13	$115,000	$112,125
		195,000
Miscellaneous Manufacturing—0.0%
Bombardier, Inc. 6.300% 05/01/14 (b)	45,000	39,319
Trinity Industries, Inc. 6.500% 03/15/14	50,000	48,812
		88,131
Packaging & Containers—0.1%
Crown Americas LLC & Crown Americas Capital Corp. 7.750% 11/15/15 (b)	45,000	44,100
Owens-Illinois, Inc. 7.500% 05/15/10	160,000	156,000
Silgan Holdings, Inc. 6.750% 11/15/13	140,000	135,450
		335,550
Transportation—0.2%
CSX Corp. 6.750% 03/15/11	35,000	36,252
FedEx Corp. 7.530% 09/23/06	26,836	26,902
Overseas Shipholding Group 8.250% 03/15/13	115,000	119,025
Stena AB 7.500% 11/01/13	85,000	82,556
Teekay Shipping Corp. 8.875% 07/15/11	265,000	277,588
Union Pacific Corp. 3.875% 02/15/09	25,000	23,876
		566,199
Technology—0.1%
Computers—0.1%
International Business Machines Corp. 6.220% 08/01/27	340,000	338,032
Office/Business Equipment—0.0%
Xerox Corp. 6.400% 03/15/16 7.125% 06/15/10	10,000 30,000	9,438 30,337
		39,775
Utilities—1.0%
Electric—0.9%
AES Corp. 7.750% 03/01/14	150,000	150,750
American Electric Power Co., Inc. 5.250% 06/01/15	330,000	309,668
CenterPoint Energy Houston Electric LLC 5.750% 01/15/14	375,000	366,759

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
CMS Energy Corp.
6.875% 12/15/15	$20,000	$18,900
8.500% 04/15/11	15,000	15,638
Consolidated Edison Co. of New York 4.700% 06/15/09	7,000	6,843
Edison Mission Energy 7.730% 06/15/09	20,000	20,200
Energy East Corp. 6.750% 06/15/12	1,000	1,029
Exelon Generation Co. LLC 5.350% 01/15/14 6.950% 06/15/11	7,000 300,000	6,683 312,094
MidAmerican Energy Holdings Co. 6.125% 04/01/36 (b)	325,000	303,386
Mirant North America LLC 7.375% 12/31/13 (b)	45,000	43,650
MSW Energy Holdings II LLC 7.375% 09/01/10	25,000	25,094
Nevada Power Co. 5.875% 01/15/15 6.500% 04/15/12	55,000 30,000	51,660 29,651
NiSource Finance Corp. 5.400% 07/15/14	9,000	8,502
NorthWestern Corp. 5.875% 11/01/14	10,000	9,800
NRG Energy, Inc. 7.250% 02/01/14 7.375% 02/01/16	20,000 50,000	19,525 48,813
NY State Electric & Gas Corp. 5.750% 05/01/23	1,000	948
Public Service Electric & Gas Co. 4.000% 11/01/08	5,000	4,815
Scottish Power PLC 5.375% 03/15/15	385,000	365,143
TECO Energy, Inc. 6.750% 05/01/15 7.000% 05/01/12	65,000 45,000	63,700 44,775
Virginia Electric & Power Co. 5.375% 02/01/07	182,000	181,508
		2,409,534
Gas—0.1%
Sempra Energy 4.750% 05/15/09	225,000	218,650
Total Corporate Fixed-Income Bonds & Notes (cost of $30,260,540)		28,937,754
MORTGAGE-BACKED SECURITIES—8.8%
Federal Home Loan Mortgage Corp. 5.000% 07/01/20 5.000% 08/01/20 5.000% 09/01/20 5.500% 12/01/20 5.500% 01/01/21 5.500% 12/01/32	210,560 3,992,834 465,495 38,019 312,457 73,487	202,724 3,844,242 448,172 37,302 306,570 70,882

	Par	Value
5.500% 08/01/35	$142,329	$136,795
5.500% 10/01/35	376,534	361,893
5.500% 11/01/35	964,463	926,961
6.500% 12/01/10	25,242	25,499
6.500% 05/01/11	43,519	44,072
6.500% 06/01/11	290,189	293,878
6.500% 03/01/26	102,804	103,889
6.500% 06/01/26	113,274	114,469
6.500% 03/01/27	27,363	27,652
6.500% 09/01/28	131,951	133,380
6.500% 06/01/31	335,217	338,482
6.500% 07/01/31	33,409	33,743
6.500% 11/01/32	24,538	24,769
7.000% 04/01/29	10,459	10,722
7.000% 08/01/31	16,170	16,574
7.500% 07/01/15	2,202	2,293
7.500% 01/01/30	18,649	19,305
8.000% 09/01/15	12,208	12,878
12.000% 07/01/20	72,789	78,560
TBA, 5.500% 07/01/21 (e)	292,000	286,342
Federal National Mortgage Association 5.000% 01/01/18 5.000% 06/01/18 5.000% 11/01/18 5.000% 10/01/20 5.500% 06/01/35 5.500% 09/01/35 5.500% 10/01/35 5.500% 11/01/35 5.500% 12/01/35 5.500% 04/01/36 5.500% 05/01/36 6.000% 07/01/31 6.000% 07/01/35 6.000% 02/01/36 6.000% 04/01/36 6.120% 10/01/08 6.500% 12/01/31 6.500% 05/01/33 6.500% 08/01/34 7.000% 07/01/31 7.000% 07/01/32 7.000% 12/01/32 7.500% 09/01/15 7.500% 02/01/30 7.500% 08/01/31 8.000% 04/01/30 8.000% 05/01/30	398,558 2,858,942 372,632 556,222 163,300 782,873 927,120 1,376,229 2,037,689 158,521 2,849,999 42,257 707,928 194,749 39,872 225,412 2,774 5,875 358,620 30,277 16,509 210,408 15,946 10,495 41,672 2,731 12,088	384,729 2,759,610 359,685 535,864 156,959 752,476 891,122 1,322,793 1,958,570 152,266 2,737,543 41,772 697,327 191,712 39,251 225,337 2,799 5,929 360,722 31,022 16,913 215,553 16,592 10,873 43,103 2,883 12,757
TBA, 6.000% 07/01/21 (e)	49,000	49,168
Government National Mortgage Association 4.750% 07/20/25 (d) 6.000% 03/15/29	27,025 3,393	27,073 3,376

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
6.500% 05/15/13	$43,110	$43,851
6.500% 05/15/24	28,160	28,560
6.500% 04/15/29	32,927	33,430
6.500% 05/15/29	19,306	19,601
7.000% 11/15/13	4,872	5,022
7.000% 06/15/31	5,711	5,893
7.000% 06/15/32	1,456	1,502
7.500% 09/15/29	14,510	15,176
8.000% 03/15/26	274,339	291,365
9.000% 12/15/17	4,172	4,459
Total Mortgage-Backed Securities (cost of $22,919,202)		22,356,686
GOVERNMENT & AGENCY OBLIGATIONS—6.0%
Foreign Government Obligations—0.4%
Province of Ontario 3.500% 09/17/07	35,000	34,259
Province of Quebec 5.000% 07/17/09	500,000	492,106
Republic of Italy 2.750% 12/15/06	11,000	10,887
United Mexican States 7.500% 04/08/33	398,000	418,696
		955,948
U.S. Government Agencies—1.8%
Federal Home Loan Mortgage Corp. 6.625% 09/15/09 6.750% 03/15/31	1,354,000 20,000	1,400,293 22,950
Federal National Mortgage Association 5.250% 08/01/12	3,125,000	3,053,322
		4,476,565
U.S. Government Obligations—3.8%
U.S. Treasury Bonds 6.250% 08/15/23 7.250% 05/15/16	2,485,000 2,470,000	2,740,684 2,859,991
U.S. Treasury Inflation Indexed Notes 3.875% 01/15/09	1,302,009	1,348,596
U.S. Treasury Notes 3.875% 02/15/13	3,005,000	2,797,231
		9,746,502
Total Government & Agency Obligations (cost of $15,608,714)		15,179,015
COLLATERALIZED MORTGAGE OBLIGATIONS—3.9%
Agency—3.3%
Federal Home Loan Mortgage Corp. 4.000% 09/15/15 4.500% 03/15/18 4.500% 03/15/21	160,000 1,500,000 180,000	153,150 1,434,647 170,929

	Par	Value
4.500% 08/15/28	$597,000	$565,519
5.000% 12/15/15	504,676	500,715
5.500% 10/15/25	1,139,957	1,133,088
6.000% 02/15/28	840,000	843,602
Federal National Mortgage Association 5.000% 07/25/15 5.000% 12/25/15 6.000% 04/25/32	1,500,000 615,000 1,460,000	1,478,757 604,289 1,454,421
		8,339,117
Non-Agency—0.6%
American Mortgage Trust 8.445% 09/27/22	14,617	8,765
Countrywide Alternative Loan Trust 5.250% 03/25/35 5.250% 08/25/35 5.500% 10/25/35	86,309 549,961 800,685	83,479 540,892 789,519
Rural Housing Trust 6.330% 04/01/26	4,844	4,801
Washington Mutual Mortgage Securities Corp. 5.500% 10/25/35	180,000	177,086
Wells Fargo Alternative Loan Trust 5.500% 02/25/35	81,696	80,009
		1,684,551
Total Collateralized Mortgage Obligations (cost of $10,323,419)		10,023,668
COMMERCIAL MORTGAGE-BACKED SECURITIES—2.0%
Bear Stearns Commercial Mortgage Securities 4.680% 08/13/39 5.449% 12/11/40	32,000 170,000	29,765 163,114
First Union Chase Commercial Mortgage 6.645% 06/15/31	703,097	713,067
LB-UBS Commercial Mortgage Trust 5.084% 02/15/31 6.510% 12/15/26	120,000 3,750,000	116,709 3,840,525
Merrill Lynch Mortgage Trust 5.417% 11/12/37	100,000	95,168
Morgan Stanley Capital I 4.970% 12/15/41	73,000	68,811
PNC Mortgage Acceptance Corp. 5.910% 03/12/34	26,731	26,664
Total Commercial Mortgage-Backed Securities (cost of $5,129,506)		5,053,823

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES—0.6%
AmeriCredit Automobile Receivables Trust 2.070% 08/06/08	$17,233	$17,171
BMW Vehicle Owner Trust 3.320% 02/25/09	65,000	63,735
Consumer Funding LLC 5.430% 04/20/15	510,000	501,783
Ford Credit Auto Owner Trust 2.700% 06/15/07 3.540% 11/15/08	5,017 155,000	5,011 151,390
Green Tree Financial Corp. 6.870% 01/15/29	128,335	130,342
Honda Auto Receivables Owner Trust 3.060% 10/21/09	80,000	78,111
Household Automotive Trust 2.310% 04/17/08	4,146	4,143
Long Beach Mortgage Loan Trust 5.403% 04/25/35 (d)	1,997	1,996
Nissan Auto Receivables Owner Trust 2.700% 12/17/07	15,361	15,280
Origen Manufactured Housing 3.380% 08/15/17	451,143	440,750
Providian Gateway Master Trust 3.350% 09/15/11 (b)	200,000	194,861
Volkswagen Auto Loan Enhanced Trust 2.270% 10/22/07	9,952	9,930
Total Asset-Backed Securities (cost of $1,665,095)		1,614,503
	Shares
CONVERTIBLE PREFERRED STOCKS—0.1%
Financials—0.1%
Insurance—0.1%
XL Capital Ltd.	10,532	250,030
Total Convertible Preferred Stocks (cost of $265,100)		250,030
	Units
RIGHTS—0.0%
Financials—0.0%
Commercial Banks—0.0%
National Bank of Greece SA (a)	12,045	38,053
Insurance—0.0%
AXA SA (a)	8,155	6,884
Materials—0.0%
Chemicals—0.0%
Linde AG (a)	8,809	34,027
Total Rights (cost of $—)		78,964

	Shares	Value
PREFERRED STOCKS—0.0%
Consumer Discretionary—0.0%
Automobiles—0.0%
Rolls Royce Group	2,987,729	$5,663
Materials—0.0%
Paper & Forest Products—0.0%
Mercer International, Inc. (a)	1,310	11,371
Total Preferred Stocks (cost of $13,738)		17,034
	Par
SHORT-TERM OBLIGATIONS—6.5%
Repurchase Agreement—6.4%
Repurchase agreement with State Street Bank & Trust Co. dated 06/30/06, due 07/03/06 at 4.400%, collateralized by U.S. Government Obligations with various maturities to 02/15/20, market value of $16,482,605 (repurchase proceeds $16,145,918)	$16,140,000	16,140,000
U.S. Government Obligations—0.1%
U.S. Treasury Bill 4.785% 09/14/06 (f)	300,000	297,009
Total Short-Term Obligations (cost of $16,437,009)		16,437,009
Total Investments—100.5% (cost of $242,109,523) (g)		256,451,401
Other Assets & Liabilities, Net—(0.5)%		(1,252,781)
Net Assets—100.0%		$255,198,620

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, amounted to $3,890,774, which represents 1.5% of net assets.

(c)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2006, the value of this security amounted to $243,370, which represents 0.1% of net assets.

(d)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(e)  Security purchased on a delayed delivery basis.

(f)  Security pledged as collateral for open futures contracts.

(g)  Cost for federal income tax purposes is $242,314,381.

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

As of June 30, 2006, the Fund held the following open long futures contracts:

Type	Contracts	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
S&P 500 Index	4	$1,279,400	$1,262,844	Sept-06	$16,556

At June 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Common Stocks	61.3%
Corporate Fixed-Income Bonds and Notes	11.3
Mortgage-Backed Securities	8.8
Government & Agency Obligations	6.0
Collateralized Mortgage Obligations	3.9
Commercial Mortgage-Backed Securities	2.0
Asset-Backed Securities	0.6
Convertible Preferred Stocks	0.1
Rights	0.0 *
Preferred Stocks	0.0 *
Short-Term Obligations	6.5
Other Assets & Liabilities, Net	(0.5)
100.0%

* Rounds to less than 0.1%.

Acronym	Name
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

TBA	To Be Announced

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Investments, at cost	$242,109,523
Investments, at value	$256,451,401
Cash	33,632
Foreign currency (cost of $102,406)	102,833
Receivable for:
Investments sold	1,583,336
Fund shares sold	16,676
Interest	876,610
Dividends	174,174
Foreign tax reclaims	27,950
Expense reimbursement due from Investment Advisor	6,194
Deferred Trustees' compensation plan	20,010
Total Assets	259,292,816
Liabilities:
Payable for:
Investments purchased	2,782,416
Investments purchased on a delayed delivery basis	337,473
Fund shares repurchased	592,179
Futures variation margin	3,405
Investment advisory fee	93,991
Administration fee	31,330
Transfer agent fee	54
Pricing and bookkeeping fees	15,350
Trustees' fees	567
Custody fee	35,577
Reports to shareholders	41,670
Distribution fee—Class B	12,774
Chief compliance officer expenses	1,263
Deferred Trustees' fees	20,010
Other liabilities	126,137
Total Liabilities	4,094,196
Net Assets	$255,198,620
Composition of Net Assets:
Paid-in capital	$205,665,792
Undistributed net investment income	8,636,168
Accumulated net realized gain	26,536,891
Net unrealized appreciation on:
Investments	14,341,878
Foreign currency translations	1,335
Futures contracts	16,556
Net Assets	$255,198,620
Class A:
Net assets	$194,912,971
Shares outstanding	12,332,484
Net asset value per share	$15.80
Class B:
Net assets	$60,285,649
Shares outstanding	3,831,999
Net asset value per share	$15.73

See Accompanying Notes to Financial Statements.

Statement of Operations

Columbia Asset Allocation Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Dividends	$1,419,936
Interest	2,544,531
Total Investment Income (net of foreign taxes withheld of $67,468)	3,964,467
Expenses:
Investment advisory fee	569,357
Administration fee	189,786
Distribution fee—Class B	78,360
Transfer agent fee	166
Pricing and bookkeeping fees	80,830
Trustees' fees	11,223
Custody fee	90,900
Chief compliance officer expenses (See Note 4)	2,647
Non-recurring costs (See Note 7)	898
Other expenses	52,056
Total Expenses	1,076,223
Fees and expenses waived or reimbursed by Investment Advisor	(48,042)
Fees reimbursed by Distributor—Class B	(31,335)
Non-recurring costs assumed by Investment Advisor (See Note 7)	(898)
Net Expenses	995,948
Net Investment Income	2,968,519
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Futures Contracts:
Net realized gain (loss) on:
Investments	14,558,015
Foreign currency transactions	50,408
Futures contracts	(104,259)
Net realized gain	14,504,164
Net change in unrealized appreciation (depreciation) on:
Investments	(11,462,605)
Foreign currency translations	2,281
Futures contracts	58,652
Net change in unrealized appreciation (depreciation)	(11,401,672)
Net Gain	3,102,492
Net Increase in Net Assets from Operations	$6,071,011

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets

Columbia Asset Allocation Fund, Variable Series / June 30, 2006

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$2,968,519	$5,903,749
Net realized gain on investments, foreign currency transactions and futures contracts	14,504,164	24,407,806
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and futures contracts	(11,401,672)	(14,232,576)
Net Increase from Operations	6,071,011	16,078,979
Distributions Declared to Shareholders:
From net investment income:
Class A	—	(5,242,940)
Class B	—	(1,594,792)
Total Distributions Declared to Shareholders	—	(6,837,732)
Share Transactions:
Class A:
Subscriptions	1,726,278	3,196,054
Proceeds received in connection with merger	20,367,574	—
Distributions reinvested	—	5,242,941
Redemptions	(19,610,968)	(43,445,440)
Net Increase (Decrease)	2,482,884	(35,006,445)
Class B:
Subscriptions	1,308,307	1,659,248
Distributions reinvested	—	1,594,792
Redemptions	(6,486,642)	(9,956,277)
Net Decrease	(5,178,335)	(6,702,237)
Net Decrease from Share Transactions	(2,695,451)	(41,708,682)
Total Increase (Decrease) in Net Assets	3,375,560	(32,467,435)
Net Assets:
Beginning of period	251,823,060	284,290,495
End of period	$255,198,620	$251,823,060
Undistributed net investment income at end of period	$8,636,168	$5,667,649
Changes in Shares:
Class A:
Subscriptions	109,134	218,431
Issued in connection with merger	1,253,174	—
Issued for distributions reinvested	—	361,832
Redemptions	(1,233,135)	(2,949,930)
Net Increase (Decrease)	129,173	(2,369,667)
Class B:
Subscriptions	81,431	113,441
Issued for distributions reinvested	—	110,366
Redemptions	(409,719)	(677,280)
Net Decrease	(328,288)	(453,473)

See Accompanying Notes to Financial Statements.

Financial Highlights

Columbia Asset Allocation Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended December 31,
	June 30,
	2006 (a)		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$15.34		$14.77		$13.75	$11.82	$13.81	$16.33
Income from Investment Operations:
Net investment income (b)	0.17		0.31		0.29	0.28	0.33	0.35	(c)
Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	0.22		0.61		1.03	2.02	(1.93)	(1.85	)(c)
Total from Investment Operations	0.39		0.92		1.32	2.30	(1.60)	(1.50)
Less Distributions Declared to Shareholders:
From net investment income	—		(0.35)		(0.30)	(0.37)	(0.39)	(0.45)
From net realized gains	—		—		—	—	—	(0.57)
Total Distributions Declared to Shareholders	—		(0.35)		(0.30)	(0.37)	(0.39)	(1.02)
Net Asset Value, End of Period	$15.73		$15.34		$14.77	$13.75	$11.82	$13.81
Total return (d)(e)(f)	2.54	%(g)	6.40	%(h)	9.80%	20.29%	(11.94)%	(9.39)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (i)	0.90	%(j)	0.90%		0.90%	0.90%	0.90%	0.90%
Net investment income (i)	2.22	%(j)	2.13%		2.12%	2.27%	2.53%	2.49	%(c)
Waiver/reimbursement	0.14	%(j)	0.14%		0.12%	0.10%	0.05%	0.06%
Portfolio turnover rate	54	%(g)	92%		60%	103%	118%	57%
Net assets, end of period (000's)	$60,286		$63,836		$68,167	$64,902	$51,540	$47,754

(a)  On May 1, 2006, Liberty Asset Allocation Fund, Variable Series was renamed Columbia Asset Allocation Fund, Variable Series.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change, for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and to decrease the ratio of net investment income to average net assets from 2.54% to 2.49%.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the Investment Advisor, Transfer Agent and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia Asset Allocation Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust") is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Effective May 1, 2006, Liberty Asset Allocation Fund, Variable Series was renamed Columbia Asset Allocation Fund, Variable Series and the Trust changed its name from SteinRoe Variable Investment Trust.

Investment Goal—The Fund seeks high total investment return.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

Futures Contracts—The Fund may invest in futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Delayed Delivery Securities—The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies liquid portfolio securities in its records in an amount equal to the delayed delivery commitment.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. The Fund estimates components of distributions from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2005 was as follows:

December 31, 2005
Distributions paid from:
Ordinary income	$6,837,732
Long-term capital gains	—

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$20,521,338
Unrealized depreciation	(6,384,318)
Net unrealized appreciation	$14,137,020

The following capital loss carryforwards, determined as of December 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$73,731
2010	123,104
$196,835

All of the capital loss carryforwards attributable to the Fund remain from the Fund's merger with Galaxy VIP Asset Allocation Fund, Variable Series. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.45%
$1 billion to $1.5 billion	0.40%
Over $1.5 billion	0.35%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.45% of the Fund's average daily net assets.

Sub-Advisory Fee—Nordea Investment Management North America, Inc. ("Nordea") has been retained by Columbia as sub-advisor to manage the portion of the Fund's assets allocated to foreign stocks. As the sub-advisor, Nordea is responsible for daily investment operations, including placing all orders for the purchase and sale of portfolio securities for foreign stocks of the Fund. Columbia, from the investment advisory fee it receives, pays Nordea a monthly sub-advisory fee at the annual rate of 0.40% of the portion of the Fund's average daily net assets managed by Nordea.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.064% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.75% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.15% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.90% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may revise or discontinue these arrangements any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer position. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,263 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $129,337,260 and $151,792,722, respectively, of which $21,831,043 and $16,765,220, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended June 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

High-Yield Securities — Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities—There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2006 (Unaudited)

("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $898 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Note 8. Business Combinations and Mergers

On May 1, 2006, Nations Asset Allocation Portfolio, a series of Nations Separate Account Trust, merged into Liberty Asset Allocation Fund, Variable Series. Liberty Asset Allocation Fund, Variable Series was then renamed Columbia Asset Allocation Fund, Variable Series. Liberty Asset Allocation Fund, Variable Series received a tax-free transfer of assets from Nations Asset Allocation Portfolio as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation[1]
1,253,174	$20,367,574	$1,950,515
Net Assets of Liberty Asset Allocation Fund, Variable Series Prior to Combination	Net Assets of Nations Asset Allocation Portfolio Immediately Prior to Combination	Net Assets of Liberty Asset Allocation Fund, Variable Series Immediately After Combination
$250,650,523	$20,367,574	$271,018,097

  1  Unrealized appreciation is included in the Net Assets Received.

Columbia Federal Securities Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment — and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

The views expressed in the President's Message and Portfolio Managers' Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia Federal Securities Fund, Variable Series / June 30, 2006

Columbia Federal Securities Fund, Variable Series seeks the highest possible level of current income, consistent with the safety of principal and maintenance of liquidity.

Ann T. Peterson has managed or co-managed the fund since June 2000.

Summary

•  For the six-month period ended June 30, 2006, Columbia Federal Securities Fund, Variable Series underperformed the Citigroup Government/Mortgage Bond Index.1 The fund's duration was longer than the index, which detracted from performance as interest rates rose during the period. Duration is a measure of the fund's interest-rate sensitivity.

•  The fund weathered a difficult bond market environment better than the average fund in its peer group, the Lipper Variable Underlying Funds General US Government Category2. We believe that the fund had more exposure to mortgage-backed securities than competing funds. Mortgage securities performed well over the six-month period.

•  At the end of the period, the fund remained heavily weighted toward mortgage-backed securities, which historically have performed well in an environment of relatively stable interest rates. We plan to continue to manage the interest-rate sensitivity of the fund with an eye to changing interest rates and we plan to monitor indicators such as the housing market, commodity prices and global economic growth in order to stay on top of the overall direction of the capital markets. As always, our goal is to seek out the most attractive values, primarily among Treasuries, mortgage-backed securities and agency securities.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

1  The Citigroup Government/Mortgage Bond Index is a combination of the Citigroup US Government Index and the Citigroup Mortgage Index. The government index tracks the performance of the Treasury and government sponsored indices within the US Broad Investment Grade (BIG) Bond Index. The mortgage index tracks the performance of the mortgage component of the US BIG Bond Index, comprising 30- and 15-year GNMA, FNMA, and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Federal Securities Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	-1.32	-1.78	4.11	5.53
Citigroup Government/
Mortgage Bond Index	-0.57	-0.48	4.73	6.10

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
Class B	10.64	10.50

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class shares would be lower.

The Citigroup Government/Mortgage Bond Index is a combination of the Citigroup US Government Index and the Citigroup Mortgage Index. The government index tracks the performance of the Treasury and government sponsored indices within the US Broad Investment Grade (BIG) Bond Index. The mortgage index tracks the performance of the mortgage component of the US BIG Bond Index, comprising 30- and 15-year GNMA, FNMA, and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Federal Securities Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 – 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	986.86	1,020.33	4.43	4.51	0.90

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived or reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
MORTGAGE-BACKED SECURITIES—57.4%
Federal Home Loan Mortgage Corp.
5.500% 08/01/17	$89,815	$88,277
5.500% 12/01/17	37,087	36,452
6.000% 04/01/32	28,084	27,772
7.000% 06/01/16	17,776	18,227
7.000% 01/01/26	137,150	140,757
7.500% 02/01/23	34,776	36,104
7.500% 05/01/24	18,363	19,066
10.500% 02/01/19	6,563	7,346
10.750% 11/01/09	12,835	13,337
11.250% 10/01/09	1,490	1,578
11.250% 07/01/13	4,898	5,198
12.000% 07/01/13	5,391	5,881
12.000% 07/01/20	52,408	56,563
TBA,
5.500% 07/13/36 (a)	26,160,000	25,121,762
Federal National Mortgage Association
6.000% 08/01/22	39,982	39,828
6.000% 12/01/23	206,649	204,502
6.000% 02/01/24	89,756	88,805
6.000% 03/01/24	26,284	26,005
6.000% 02/01/25	20,597	20,379
6.000% 04/01/35	12,708,593	12,547,350
6.500% 03/01/09	1,829	1,841
6.500% 11/01/23	22,618	22,834
6.500% 01/01/24	33,953	34,281
6.500% 08/01/25	42,077	42,505
6.500% 12/01/25	8,949	9,039
6.500% 01/01/26	27,141	27,420
6.500% 10/01/28	1,224,751	1,237,314
6.500% 08/01/31	6,873	6,936
7.000% 07/01/11	122,128	124,378
7.000% 03/01/15	15,467	15,872
7.000% 03/01/29	131,277	134,592
7.500% 11/01/29	122,973	127,493
8.500% 05/01/30	265,551	285,316
9.000% 05/01/12	4,499	4,690
9.000% 05/01/20	7,733	8,168
10.000% 03/01/16	25,934	27,382
12.250% 09/01/12	21,639	23,814
TBA:
5.000% 07/18/21 (a)	17,326,000	16,681,681
5.500% 07/18/21 (a)	11,549,000	11,332,456
5.500% 07/13/36 (a)	9,000,000	8,642,808
6.500% 07/13/36 (a)	9,500,000	9,547,500
Government National Mortgage Association
4.750% 07/20/22 (b)	29,460	29,481
4.750% 07/20/25 (b)	54,050	54,145
6.000% 03/15/29	914,453	909,370
6.000% 04/15/29	239,461	238,130
6.000% 05/15/29	169,977	169,032
6.000% 06/15/29	278,600	277,051
6.000% 08/15/29	149,556	148,725

	Par	Value
6.500% 10/15/13	$29,774	$30,285
6.500% 07/15/24	67,294	68,267
6.500% 03/15/28	977,662	992,776
7.000% 09/15/29	38,799	40,039
7.500% 10/15/27	12,862	13,475
7.500% 09/15/29	12,414	12,984
8.000% 04/15/08	13,897	14,186
8.000% 07/15/08	11,088	11,319
8.500% 04/15/30	3,373	3,622
9.000% 06/15/16	19,050	20,389
9.000% 11/15/16	2,735	2,928
9.000% 01/15/17	4,600	4,925
9.000% 03/15/17	10,160	10,879
9.000% 01/15/20	5,627	6,058
9.500% 06/15/09	1,880	1,955
9.500% 07/15/09	1,639	1,705
9.500% 08/15/09	3,139	3,265
9.500% 09/15/09	17,703	18,408
9.500% 10/15/09	31,903	33,172
9.500% 11/15/09	7,685	7,991
9.500% 12/15/09	2,125	2,210
9.500% 11/15/10	2,588	2,713
9.500% 08/15/17	326,095	352,443
9.500% 08/15/22	6,976	7,664
10.000% 11/15/09	18,823	19,733
10.000% 06/15/10	336	355
10.000% 10/15/10	5,659	5,982
10.000% 11/15/19	11,297	12,314
11.500% 04/15/13	30,865	33,776
11.500% 05/15/13	16,203	17,731
Total Mortgage-Backed Securities (cost of $88,895,908)		90,422,992
GOVERNMENT & AGENCY OBLIGATIONS—45.1%
Foreign Government Obligations—0.4%
European Investment Bank 4.625% 03/01/07	80,000	79,615
Export Development of Canada 4.000% 08/01/07	100,000	98,491
Inter-American Development Bank 8.875% 06/01/09	125,000	136,536
Province of British Columbia 5.375% 10/29/08	50,000	50,031
Province of Manitoba 4.250% 11/20/06	100,000	99,548
5.500% 10/01/08	50,000	50,054
Province of New Brunswick 3.500% 10/23/07	50,000	48,683
		562,958
U.S. Government Agencies—3.0%
AID-Israel 5.500% 04/26/24	2,000,000	1,955,528
Federal Home Loan Bank System 5.375% 07/17/09	2,000,000	1,997,054

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Federal Home Loan Mortgage Corp. 5.875% 03/21/11	$180,000	$181,437
6.250% 07/15/32	100,000	108,559
6.750% 03/15/31	265,000	304,082
Federal National Mortgage Association 7.125% 03/15/07	250,000	252,629
		4,799,289
U.S. Government Obligations—41.7%
U.S. Treasury Bonds
5.250% 11/15/28	2,200,000	2,189,686
5.375% 02/15/31	235,000	239,058
5.500% 08/15/28	3,610,000	3,708,993
6.750% 08/15/26	5,820,000	6,846,683
6.875% 08/15/25 (c)	4,112,000	4,875,932
7.125% 02/15/23	3,333,000	3,987,621
U.S. Treasury Notes
5.000% 02/15/11	14,910,000	14,873,307
5.750% 08/15/10	18,084,000	18,528,324
6.000% 08/15/09	3,510,000	3,597,613
7.000% 07/15/06	6,840,000	6,842,674
		65,689,891
Total Government & Agency Obligations (cost of $73,958,961)		71,052,138
ASSET-BACKED SECURITIES—5.3%
Chase Funding Mortgage Loan
5.638% 11/25/31	1,330,651	1,313,110
6.448% 09/25/30	1,376,068	1,363,947
6.975% 02/25/32	1,555,665	1,565,646
Citibank Credit Card Issuance Trust
4.950% 02/09/09	250,000	249,102
MBNA Credit Card Master Note Trust
4.450% 08/15/16 (d)	1,000,000	889,995
Mid-State Trust
7.340% 07/01/35	853,365	887,243
Residential Asset Mortgage Products, Inc.
4.120% 06/25/33	770,000	745,667
5.600% 12/25/33	1,313,000	1,282,596
Total Asset-Backed Securities (cost of $8,520,748)		8,297,306
COMMERCIAL MORTGAGE-BACKED SECURITIES—4.9%
Asset Securitization Corp.
6.750% 02/14/43	1,375,000	1,387,994
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.631% 01/15/46 (b)	1,075,000	1,040,525
JPMorgan Commercial Mortgage Finance Corp.
7.400% 07/15/31	1,837,000	1,889,813

	Par	Value
LB Commercial Conduit Mortgage Trust
6.590% 02/18/30	$1,500,000	$1,507,440
6.210% 10/15/35	1,786,608	1,795,469
Structured Asset Securities Corp., I.O.
2.059% 02/25/28 (b)	1,146,277	53,598
Total Commercial Mortgage-Backed Securities (cost of $7,575,370)		7,674,839
CORPORATE FIXED-INCOME BONDS & NOTES—2.2%
Communications—0.2%
Media—0.1%
Time Warner, Inc. 6.875% 05/01/12	100,000	103,498
Telecommunication Services—0.1%
Sprint Capital Corp.
6.000% 01/15/07	50,000	50,069
Verizon New England, Inc. 6.500% 09/15/11	120,000	120,098
		170,167
Consumer Cyclical—0.2%
Auto Manufacturers—0.1%
Ford Motor Co. 7.450% 07/16/31	205,000	146,575
Retail—0.1%
Dayton Hudson Corp. 6.650% 08/01/28	125,000	131,717
Consumer Non-Cyclical—0.6%
Cosmetics/Personal Care—0.6%
Procter & Gamble Co.
4.950% 08/15/14	1,000,000	950,633
Financials—1.1%
Banks—0.2%
Bank of America Corp.
4.875% 01/15/13 (d)	175,000	167,052
Sovereign Bank
5.125% 03/15/13	100,000	94,971
U.S. Bancorp
3.125% 03/15/08	150,000	144,159
		406,182
Diversified Financial Services—0.9%
Boeing Capital Corp.
5.750% 02/15/07	100,000	100,019
Citigroup, Inc.
4.250% 07/29/09	1,000,000	962,067
General Electric Capital Corp.
6.750% 03/15/32	100,000	107,019

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

	Par	Value
Goldman Sachs Group, Inc.
4.125% 01/15/08	$50,000	$48,939
Household Finance Corp.
4.625% 01/15/08	50,000	49,292
JPMorgan Chase & Co.
7.875% 06/15/10	125,000	134,082
		1,401,418
Utilities—0.1%
Electric—0.1%
Hydro-Quebec
8.500% 12/01/29	75,000	99,809
Total Corporate Fixed-Income Bonds & Notes (cost of $3,513,098)		3,409,999
COLLATERALIZED MORTGAGE OBLIGATIONS—2.2%
Agency—0.0%
Federal National Mortgage Association
9.250% 03/25/18	52,163	55,315
Non-Agency—2.2%
American Mortgage Trust
8.445% 09/27/22	5,522	3,311
Citicorp Mortgage Securities, Inc.
10.000% 08/25/17	5,875	5,842
Comfed Savings Bank
7.650% 01/25/18 (b)(e)	15,057	8
First Horizon Asset Securities, Inc.
5.365% 11/25/33	877,631	793,361
GSMPS Mortgage Loan Trust
7.750% 09/19/27 (f)	590,684	610,195
Nomura Asset Acceptance Corp.
6.664% 05/25/36	780,000	778,139
Rural Housing Trust
6.330% 04/01/26	24,218	24,004
Suntrust Alternative Loan Trust
6.066% 12/25/35 (b)	1,255,069	1,183,630
		3,398,490
Total Collateralized Mortgage Obligations (cost of $3,468,481)		3,453,805

	Par	Value
SHORT-TERM OBLIGATION—28.0%
Repurchase agreement with State Street Bank & Trust Co. dated 06/30/06, due 07/03/06 at 5.100%, collateralized by a U.S. Treasury Note maturing 12/12/08, market value of $44,911,075 (repurchase proceeds $44,048,713)	$44,030,000	$44,030,000
Total Short-Term Obligation (cost of $44,030,000)		44,030,000
Total Investments—145.1% (cost of $229,962,566) (g)		228,341,079
Other Assets & Liabilities, Net—(45.1)%		(70,958,458)
Net Assets—100.0%		$157,382,621

Notes to Investment Portfolio:

(a)  Security purchased on a delayed delivery basis.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(c)  A portion of this security with a market value of $84,704 is pledged as collateral for open futures contracts.

(d)  Investments in affiliates during the six months ended June 30, 2006:

Security name: Bank of America Corp., 4.875% 01/15/13

Par as of 12/31/05:	$175,000
Par as of 06/30/06:	175,000
Interest income earned:	4,266
Value at end of period:	167,052

Security name: MNBA Credit Card Master Note Trust, 4.450% 08/15/06 (MNBA became an affiliate of the Fund on January 1, 2006)

Par as of 12/31/05:	$1,000,000
Par as of 06/30/06:	1,000,000
Interest income earned:	22,450
Value at end of period:	889,995

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of this security, which is not illiquid, represents 0.4% of net assets.

(g)  Cost for federal income tax purposes is $232,228,970.

At June 30, 2006, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10 Year U.S. Treasury Notes	39	$4,089,516	$4,110,108	Sept-2006	$20,592
5 Year U.S. Treasury Notes	74	7,652,063	7,697,494	Sept-2006	45,431
					$66,023

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

At June 30, 2006, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Mortgage-Backed Securities	57.4%
Government & Agency Obligations	45.1
Asset-Backed Securities	5.3
Commercial Mortgage-Backed Securities	4.9
Corporate Fixed-Income Bonds & Notes	2.2
Collateralized Mortgage Obligations	2.2
Short-Term Obligation	28.0
Other Assets & Liabilities, Net	(45.1)
100.0%

Acronym	Name
I.O.	Interest Only

TBA	To Be Announced

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Unaffiliated investments, at cost (including repurchase agreement)	$228,791,546
Affiliated investments, at cost	1,171,020
Unaffiliated investments, at value	$183,254,032
Affiliated investments, at value	1,057,047
Repurchase agreement	44,030,000
Cash	461
Receivable for:
Interest	1,936,682
Dollar roll fee income	46,332
Expense reimbursement due from Investment Advisor	55
Deferred Trustees' compensation plan	14,503
Total Assets	230,339,112
Liabilities:
Payable for:
Investments purchased on a delayed delivery basis	71,988,199
Fund shares repurchased	760,393
Futures variation margin	35,016
Investment advisory fee	49,291
Administration fee	19,416
Transfer agent fee	53
Pricing and bookkeeping fees	13,156
Trustees' fees	1,049
Audit fee	19,506
Custody fee	5,687
Distribution fees—Class B	18,558
Chief compliance officer expenses	1,135
Deferred Trustees' fees	14,503
Deferred dollar roll fee income	18,216
Other liabilities	12,313
Total Liabilities	72,956,491
Net Assets	$157,382,621
Composition of Net Assets:
Paid-in capital	$154,054,247
Undistributed net investment income	9,380,929
Accumulated net realized loss	(4,497,091)
Net unrealized appreciation (depreciation) on:
Investments	(1,621,487)
Futures contracts	66,023
Net Assets	$157,382,621
Class A:
Net assets	$70,557,883
Shares outstanding	6,665,747
Net asset value per share	$10.59
Class B:
Net assets	$86,824,738
Shares outstanding	8,271,331
Net asset value per share	$10.50

See Accompanying Notes to Financial Statements.

8

Statement of Operations

Columbia Federal Securities Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Interest	$4,007,718
Interest from affiliates	26,716
Dollar roll fee income	361,092
Total Investment Income	4,395,526
Expenses:
Investment advisory fee	313,125
Administration fee	123,602
Distribution fee—Class B	111,480
Transfer agent fee	150
Pricing and bookkeeping fees	48,838
Trustees' fees	10,125
Custody fee	12,968
Chief compliance officer expenses (See Note 4)	2,378
Non-recurring costs (See Note 7)	587
Other expenses	37,126
Total Expenses	660,379
Fee reimbursement by Distributor—Class B	(6,625)
Non-recurring costs assumed by Investment Advisor (See Note 7)	(587)
Custody earnings credit	(785)
Net Expenses	652,382
Net Investment Income	3,743,144
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Investments	(1,384,702)
Futures contracts	236,413
Net realized loss	(1,148,289)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,797,596)
Futures contracts	78,114
Net change in unrealized appreciation (depreciation)	(4,719,482)
Net Loss	(5,867,771)
Net Decrease in Net Assets from Operations	$(2,124,627)

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets

Columbia Federal Securities Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$3,743,144	$7,289,059
Net realized loss on investments and futures contracts	(1,148,289)	(1,347,035)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(4,719,482)	(1,267,599)
Net Increase (Decrease) from Operations	(2,124,627)	4,674,425
Distributions Declared to Shareholders:
From net investment income:
Class A	—	(5,277,766)
Class B	—	(5,272,479)
From net realized gains:
Class A	—	(307,149)
Class B	—	(321,217)
Total Distributions Declared to Shareholders	—	(11,178,611)
Share Transactions:
Class A:
Subscriptions	274,651	1,672,048
Distributions reinvested	—	5,584,915
Redemptions	(10,844,305)	(21,959,535)
Net Decrease	(10,569,654)	(14,702,572)
Class B:
Subscriptions	2,622,957	3,441,282
Distributions reinvested	—	5,593,696
Redemptions	(7,486,818)	(15,972,269)
Net Decrease	(4,863,861)	(6,937,291)
Net Decrease from Share Transactions	(15,433,515)	(21,639,863)
Total Decrease in Net Assets	(17,558,142)	(28,144,049)
Net Assets:
Beginning of period	174,940,763	203,084,812
End of period	$157,382,621	$174,940,763
Undistributed net investment income at end of period	$9,380,929	$5,637,785
Changes in Shares:
Class A:
Subscriptions	25,857	156,011
Issued for distributions reinvested	—	538,046
Redemptions	(1,018,831)	(2,047,109)
Net Decrease	(992,974)	(1,353,052)
Class B:
Subscriptions	248,651	324,882
Issued for distributions reinvested	—	542,025
Redemptions	(709,338)	(1,498,962)
Net Decrease	(460,687)	(632,055)

See Accompanying Notes to Financial Statements.

10

Financial Highlights

Columbia Federal Securities Fund, Variable Series—Class B

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended December 31,
	June 30,
	2006(a)		2005		2004		2003	2002	2001
Net Asset Value, Beginning of Period	$10.64		$11.01		$11.12		$11.30	$10.78	$10.72
Income from Investment Operations:
Net investment income (b)	0.23		0.40		0.44		0.45	0.44	0.54	(c)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.37)		(0.15)		(0.01)		(0.19)	0.55	0.17	(c)
Total from Investment Operations	(0.14)		0.25		0.43		0.26	0.99	0.71
Less Distributions Declared to Shareholders:
From net investment income	—		(0.58)		(0.53)		(0.44)	(0.47)	(0.65)
From net realized gains	—		(0.04)		(0.01)		—	—	—
Total Distributions Declared to Shareholders	—		(0.62)		(0.54)		(0.44)	(0.47)	(0.65)
Net Asset Value, End of Period	$10.50		$10.64		$11.01		$11.12	$11.30	$10.78
Total return (d)(e)(f)	(1.32	)%(g)	2.43%		3.92%		2.32%	9.59%	6.86%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	0.90	%(i)	0.88%		0.90%		0.90%	0.90%	0.91%
Net investment income (h)	4.44	%(i)	3.74%		4.02%		3.99%	4.03%	5.02	%(c)
Waiver/reimbursement	0.01	%(i)	—	%(j)	—	%(j)	0.01%	0.01%	0.04%
Portfolio turnover rate	11	%(g)	127%		14%		47%	69%	36%
Net assets, end of period (000's)	$86,825		$92,884		$103,141		$109,616	$102,671	$49,987

(a)  On May 1, 2006, Liberty Federal Securities Fund, Variable Series was renamed Columbia Federal Securities Fund, Variable Series.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income to average net assets from 5.05% to 5.02%. The impact to net investment income and net realized and unrealized gain per share was less than $0.01.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.

11

Notes to Financial Statements

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia Federal Securities Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust") is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Effective May 1, 2006, Liberty Federal Securities Fund, Variable Series was renamed Columbia Federal Securities Fund, Variable Series and the Trust changed its name from SteinRoe Variable Investment Trust.

Investment Goal—The Fund seeks the highest possible level of current income, consistent with the safety of principal and maintenance of liquidity.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Futures Contracts—The Fund may invest in futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the

12

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Mortgage Dollar Roll Transactions—The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls"). For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities—The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies liquid portfolio securities in its records in an amount equal to the delayed delivery commitment.

Interest Only Securities—The Fund may invest in Interest Only Securities ("IO"). IO are stripped mortgage-backed securities entitled to receive all of the security's interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the pay down of principal.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

13

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2005 was as follows:

December 31, 2005
Distributions paid from:
Ordinary income	$10,958,991
Long-term capital gains	219,620

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$1,132,089
Unrealized depreciation	(5,019,980)
Net unrealized depreciation	$(3,887,891)

The following capital loss carryforwards, determined as of December 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2013	$3,041,594

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.38%
$500 million to $1 billion	0.33%
$1 billion to $1.5 billion	0.30%
$1.5 billion to $3 billion	0.27%
$3 billion to $6 billion	0.26%
Over $6 billion	0.25%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.38% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.059% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006 the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

14

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.20% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.90% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may revise or discontinue these arrangements any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,237 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $12,425,879 and $20,639,808, respectively, of which $9,361,395 and $17,535,630, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended June 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards

15

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2006 (Unaudited)

of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $587 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

16

Columbia Large Cap Value Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment — and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

The views expressed in the President's Message and Portfolio Managers' Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Large Cap Value Fund, Variable Series / June 30, 2006

Columbia Large Cap Value Fund, Variable Series seeks long-term growth.

Lori J. Ensinger, Diane L. Sobin, David I. Hoffman and Noah Petrucci are co-managers of the fund.

Summary

•  For the six-month period ended June 30, 2006, Columbia Large Cap Value Fund, Variable Series underperformed the Russell 1000 Value Index.1 The fund's return fell short of its benchmark primarily because it had less exposure than the index to two strong-performing areas: telecommunications and real estate investment trusts (REITs). In addition, the fund had more exposure than the index to several weaker performing sectors, including health care. However, strong returns from holdings in the energy, financials and industrials sectors helped the fund outperform the average fund in its peer group, the Lipper Variable Underlying Funds Multi-Cap Value Category.2

•  The fund benefited from a decision to underweight homebuilders and other housing related stocks. These issues suffered due to weakness in the housing market. Media-related stocks performed well for the fund, as did selected lodging stocks, an area where we are expecting continued recovery. While the fund missed some of the food product area's strongest performance by not holding Archer Daniels Midland Company during the period, we remained focused on attractively-priced food-related companies with strong underlying business fundamentals and potential for improving profits.

•  During the first four months of the year, the markets were driven by strength from global industrial growth, and stocks most affected by positive changes in economic activity were the beneficiaries of this trend. Later in the period, fears of continued rising interest rates and business costs caused investors to shift to more defensive sectors. Against this backdrop, we remained focused on companies that we believe have the potential for enough revenue growth and operational efficiency to increase and maintain profitability.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2006, and are subject to change.

1  The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales load.

1

Performance Information

Columbia Large Cap Value Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	5.13	11.08	4.10	9.19
Russell 1000 Value Index	6.56	12.10	6.90	10.85

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
Class B	16.78	17.64

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class shares would be lower.

The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Large Cap Value Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 – 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,051.28	1,019.69	5.24	5.16	1.03

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and the distributor not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Large Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—98.3%
Consumer Discretionary—8.4%
Auto Components—0.2%
Johnson Controls, Inc.	8,400	$690,648
Hotels, Restaurants & Leisure—2.9%
McDonald's Corp.	98,905	3,323,208
Starwood Hotels & Resorts Worldwide, Inc.	75,200	4,537,568
		7,860,776
Household Durables—0.5%
Newell Rubbermaid, Inc.	53,400	1,379,322
Media—1.0%
News Corp., Class A	142,400	2,731,232
Multiline Retail—2.1%
Federated Department Stores, Inc.	114,208	4,180,013
J.C. Penney Co., Inc.	24,113	1,627,868
		5,807,881
Specialty Retail—1.7%
Office Depot, Inc. (a)	67,000	2,546,000
Staples, Inc.	84,300	2,050,176
		4,596,176
Consumer Staples—7.9%
Beverages—3.7%
Anheuser-Busch Companies, Inc.	65,700	2,995,263
Coca-Cola Enterprises, Inc.	34,400	700,728
Diageo PLC, ADR	52,057	3,516,450
PepsiCo, Inc.	50,820	3,051,233
		10,263,674
Food Products—1.9%
Cadbury Schweppes PLC, ADR	72,900	2,829,978
Kraft Foods, Inc., Class A	43,300	1,337,970
Tyson Foods, Inc., Class A	61,400	912,404
		5,080,352
Tobacco—2.3%
Altria Group, Inc.	56,316	4,135,284
Loews Corp. - Carolina Group	42,200	2,167,814
		6,303,098
Energy—10.5%
Energy Equipment & Services—1.9%
Halliburton Co.	28,924	2,146,450
National-Oilwell Varco, Inc. (a)	22,700	1,437,364
Schlumberger Ltd.	24,260	1,579,568
		5,163,382
Oil, Gas & Consumable Fuels—8.6%
ConocoPhillips	55,230	3,619,222
Exxon Mobil Corp.	70,994	4,355,482
Hess Corp.	23,117	1,221,734
Marathon Oil Corp.	49,587	4,130,597
Occidental Petroleum Corp.	52,600	5,394,130
Total SA, ADR	31,572	2,068,597
Williams Companies, Inc.	128,400	2,999,424
		23,789,186

	Shares	Value
Financials—33.1%
Capital Markets—5.1%
Bank of New York Co., Inc.	137,691	$4,433,650
Deutsche Bank AG, Registered Shares	12,400	1,395,000
Merrill Lynch & Co., Inc.	93,789	6,523,963
Nuveen Investments, Inc., Class A	39,800	1,713,390
		14,066,003
Commercial Banks—11.0%
Marshall & Ilsley Corp.	77,081	3,525,685
Mitsubishi UFJ Financial Group, Inc., ADR	142,100	1,982,295
PNC Financial Services Group, Inc.	75,390	5,290,116
SunTrust Banks, Inc.	17,800	1,357,428
U.S. Bancorp	196,946	6,081,693
UnionBanCal Corp.	16,800	1,085,112
Wachovia Corp.	74,581	4,033,341
Wells Fargo & Co.	103,705	6,956,531
		30,312,201
Diversified Financial Services—8.4%
CIT Group, Inc.	15,200	794,808
Citigroup, Inc.	265,555	12,810,373
JPMorgan Chase & Co.	225,092	9,453,864
		23,059,045
Insurance—5.7%
Ambac Financial Group, Inc.	43,476	3,525,903
American International Group, Inc.	65,396	3,861,634
Genworth Financial, Inc., Class A	87,500	3,048,500
Hartford Financial Services Group, Inc.	38,665	3,271,059
St. Paul Travelers Companies, Inc.	43,062	1,919,704
		15,626,800
Real Estate Investment Trusts (REITs)—1.8%
Archstone-Smith Trust, REIT	30,608	1,557,029
Kimco Realty Corp., REIT	41,801	1,525,319
ProLogis Trust, REIT	34,100	1,777,292
		4,859,640
Thrifts & Mortgage Finance—1.1%
Golden West Financial Corp.	42,300	3,138,660
Health Care—8.3%
Health Care Providers & Services—2.0%
Aetna, Inc.	54,276	2,167,241
CIGNA Corp.	33,911	3,340,572
		5,507,813
Pharmaceuticals—6.3%
AstraZeneca PLC, ADR	51,100	3,056,802
GlaxoSmithKline PLC, ADR	24,423	1,362,803
Novartis AG, ADR	51,843	2,795,375
Pfizer, Inc.	297,845	6,990,422
Sanofi-Aventis, ADR	63,400	3,087,580
		17,292,982

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Industrials—11.2%
Aerospace & Defense—4.8%
Boeing Co.	52,200	$4,275,702
General Dynamics Corp.	33,844	2,215,428
L-3 Communications Holdings, Inc.	27,600	2,081,592
United Technologies Corp.	74,030	4,694,983
		13,267,705
Electrical Equipment—0.2%
ABB Ltd., ADR	51,208	663,656
Industrial Conglomerates—1.9%
General Electric Co.	160,488	5,289,684
Machinery—2.6%
Caterpillar, Inc.	34,500	2,569,560
Eaton Corp.	21,514	1,622,156
Ingersoll-Rand Co., Ltd., Class A	66,700	2,853,426
		7,045,142
Road & Rail—1.7%
Burlington Northern Santa Fe Corp.	28,100	2,226,925
Norfolk Southern Corp.	45,300	2,410,866
		4,637,791
Information Technology—6.2%
Communications Equipment—1.1%
Motorola, Inc.	69,000	1,390,350
Nokia Oyj, ADR	76,900	1,557,994
		2,948,344
Computers & Peripherals—2.9%
Hewlett-Packard Co.	175,700	5,566,176
International Business Machines Corp.	31,551	2,423,748
		7,989,924
Electronic Equipment & Instruments—1.1%
Agilent Technologies, Inc. (a)	99,700	3,146,532
Semiconductors & Semiconductor Equipment—1.1%
Fairchild Semiconductor International, Inc. (a)	75,300	1,368,201
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	187,767	1,723,703
		3,091,904
Materials—4.3%
Chemicals—0.8%
Rohm & Haas Co.	42,100	2,110,052
Construction Materials—1.4%
Cemex SA de CV, Certificates of Participation, ADR	32,084	1,827,832
Vulcan Materials Co.	25,200	1,965,600
		3,793,432
Metals & Mining—2.1%
Allegheny Technologies, Inc.	22,800	1,578,672
Freeport-McMoRan Copper & Gold, Inc., Class B	29,300	1,623,513
Nucor Corp.	16,100	873,425
Phelps Dodge Corp.	15,200	1,248,832
United States Steel Corp.	7,500	525,900
		5,850,342

	Shares	Value
Telecommunication Services—2.8%
Diversified Telecommunication Services—2.8%
AT&T, Inc.	137,384	$3,831,640
Verizon Communications, Inc.	113,845	3,812,669
		7,644,309
Utilities—5.6%
Electric Utilities—4.8%
Edison International	96,400	3,759,600
Entergy Corp.	46,719	3,305,369
Exelon Corp.	55,958	3,180,093
PPL Corp.	86,100	2,781,030
		13,026,092
Multi-Utilities—0.8%
PG&E Corp.	56,930	2,236,211
Total Common Stocks (cost of $231,201,222)		270,269,991
CONVERTIBLE PREFERRED STOCKS—0.6%
Financials—0.6%
Insurance—0.6%
XL Capital Ltd.	58,975	1,400,066
Genworth Financial, Inc.	8,200	308,730
		1,708,796
Total Convertible Preferred Stocks (cost of $1,698,348)		1,708,796
	Par
SHORT-TERM OBLIGATION—1.3%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Note maturing 02/15/14, market value of $3,572,000 (repurchase proceeds $3,500,283)	$3,499,000	3,499,000
Total Short-Term Obligation (cost of $3,499,000)		3,499,000
Total Investments—100.2% (cost of $236,398,570) (b)		275,477,787
Other Assets & Liabilities, Net—(0.2)%		(669,555)
Net Assets—100.0%		$274,808,232

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $236,398,570.

At June 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	33.7%
Industrials	11.2
Energy	10.5
Consumer Discretionary	8.4
Health Care	8.3
Consumer Staples	7.9
Information Technology	6.2
Utilities	5.6
Materials	4.3
Telecommunication Services	2.8
Short-Term Obligation	1.3
Other Assets & Liabilities, Net	(0.2)
100.0%

Acronym	Name
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities

Columbia Large Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Investments, at cost	$236,398,570
Investments, at value	$275,477,787
Cash	951
Receivable for:
Investments sold	6,613,583
Interest	428
Dividends	447,390
Foreign tax reclaims	2,421
Expense reimbursement due from Investment Advisor/Distributor	8,013
Deferred Trustees' compensation plan	26,190
Total Assets	282,576,763
Liabilities:
Payable for:
Investments purchased	6,402,129
Fund shares repurchased	1,003,986
Investment advisory fee	174,134
Transfer agent fee	40
Pricing and bookkeeping fees	6,858
Custody fee	4,146
Distribution and service fees	8,630
Chief compliance officer expenses	1,202
Deferred Trustees' fees	26,190
Other liabilities	141,216
Total Liabilities	7,768,531
Net Assets	$274,808,232
Composition of Net Assets:
Paid-in capital	$244,218,262
Undistributed net investment income	5,300,135
Accumulated net realized loss	(13,789,382)
Net unrealized appreciation on investments	39,079,217
Net Assets	$274,808,232
Class A
Net assets	$233,800,586
Shares outstanding	13,192,088
Net asset value per share	$17.72
Class B
Net assets	$41,007,646
Shares outstanding	2,324,541
Net asset value per share	$17.64

See Accompanying Notes to Financial Statements.

7

Statement of Operations

Columbia Large Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Dividends	$2,684,720
Interest	35,279
Total Investment Income (net of foreign taxes withheld of $38,947)	2,719,999
Expenses:
Investment advisory fee	905,743
Distribution fee—Class B	52,958
Transfer agent fee	132
Pricing and bookkeeping fees	43,407
Trustees' fees	8,881
Custody fee	11,755
Chief compliance officer expenses (See Note 4)	2,515
Non-recurring costs (See Note 7)	835
Other expenses	41,528
Total Expenses	1,067,754
Fees and expenses waived or reimbursed by Investment Advisor	(72,904)
Fees waived by Distributor-Class B	(4,237)
Non-recurring costs assumed by Investment Advisor (See Note 7)	(835)
Custody earnings credit	(25)
Net Expenses	989,753
Net Investment Income	1,730,246
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	10,476,606
Net change in unrealized appreciation (depreciation) on investments	(4,298,614)
Net Gain	6,177,992
Net Increase in Net Assets from Operations	$7,908,238

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets

Columbia Large Cap Value Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$1,730,246	$3,653,391
Net realized gain on investments	10,476,606	34,743,694
Net change in unrealized appreciation (depreciation) on investments	(4,298,614)	(24,797,968)
Net Increase from Operations	7,908,238	13,599,117
Share Transactions:
Class A:
Subscriptions	5,348,471	2,331,172
Proceeds received in connection with merger	87,377,327	—
Redemptions	(35,123,426)	(49,578,160)
Net Increase (Decrease)	57,602,372	(47,246,988)
Class B:
Subscriptions	427,156	1,486,254
Redemptions	(4,025,032)	(8,034,138)
Net Decrease	(3,597,876)	(6,547,884)
Net Increase (Decrease) from Share Transactions	54,004,496	(53,794,872)
Total Increase (Decrease) in Net Assets	61,912,734	(40,195,755)
Net Assets:
Beginning of period	212,895,498	253,091,253
End of period	$274,808,232	$212,895,498
Undistributed net investment income at end of period	$5,300,135	$3,569,889
Changes in Shares:
Class A:
Subscriptions	293,473	146,529
Issued in connection with merger	4,758,151	—
Redemptions	(1,988,496)	(3,082,737)
Net Increase (Decrease)	3,063,128	(2,936,208)
Class B:
Subscriptions	24,471	93,144
Redemptions	(227,872)	(501,030)
Net Decrease	(203,401)	(407,886)

See Accompanying Notes to Financial Statements.

9

Financial Highlights

Columbia Large Cap Value Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited)
	Six Months
	Ended		Year Ended December 31,
	June 30,
	2006 (a)		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$16.78		$15.80		$14.14	$11.95	$15.53	$18.26
Income from Investment Operations:
Net investment income (b)	0.11		0.22		0.21	0.18	0.13	0.15
Net realized and unrealized gain (loss) on investments	0.75		0.76		1.69	2.17	(3.56)	(0.35)
Total from Investment Operations	0.86		0.98		1.90	2.35	(3.43)	(0.20)
Less Distributions Declared to Shareholders:
From net investment income	—		—		(0.24)	(0.16)	(0.15)	(0.15)
From net realized gains	—		—		—	—	—	(2.34)
Return of capital	—		—		—	—	—	(0.04)
Total Distributions Declared to Shareholders	—		—		(0.24)	(0.16)	(0.15)	(2.53)
Net Asset Value, End of Period	$17.64		$16.78		$15.80	$14.14	$11.95	$15.53
Total return (c)(d)(e)	5.13	%(f)	6.20	%(g)	13.46%	19.66%	(22.06)%	(0.65)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	1.03	%(i)	1.03%		0.99%	1.00%	1.00%	1.00%
Net investment income (h)	1.26	%(i)	1.39%		1.45%	1.46%	0.96%	0.88%
Waiver/reimbursement	0.08	%(i)	0.07%		0.13%	0.14%	0.13%	0.21%
Portfolio turnover rate	32	%(f)	73%		37%	73%	69%	53%
Net assets, end of period (000's)	$41,008		$42,407		$46,396	$44,594	$27,756	$25,742

(a)  On May 1, 2006, Liberty Growth & Income Fund, Variable Series was renamed Columbia Large Cap Value Fund, Variable Series.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the Investment Advisor, Transfer Agent and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

10

Notes to Financial Statements

Columbia Large Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia Large Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Effective May 1, 2006, Liberty Growth & Income Fund, Variable Series was renamed Columbia Large Cap Value Fund, Variable Series. Prior to May 1, 2006, the Fund was organized as a series of Liberty Variable Investment Trust.

Investment Goal—The Fund seeks long-term growth and income.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions paid by real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

11

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$43,921,817
Unrealized depreciation	(4,842,600)
Net unrealized appreciation	$39,079,217

The following capital loss carryforwards, determined as of December 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$1,866,627
2010	5,951,672
2011	16,310,045
$24,128,344

Of the capital loss carryforwards attributable to the Fund, $7,818,299 (estimated) ($1,866,627 expiring 12/31/09 and $5,951,672 (estimated) expiring 12/31/10) remain from the Fund's merger with Liberty Value Fund, Variable Series. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.77%
$500 million to $1 billion	0.72%
$1 billion to $1.5 billion	0.67%
$1.5 billion to $3 billion	0.62%
$3 billion to $6 billion	0.60%
Over $6 billion	0.58%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.77% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.037% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts.

12

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80% annually of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to waive the Class B distribution fees at the annual rate of 0.02% of the Class B shares' average daily net assets. Columbia or the Distributor, at their discretion, may revise or discontinue these arrangements any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer position. The Fund's expenses for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,251 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $78,336,275 and $112,443,293 respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended June 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Industry Focus—The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

13

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

14

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $835 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Note 8. Business Combinations and Mergers

On May 1, 2006, Nations Value Portfolio, a series of Nations Separate Account Trust, merged into Liberty Growth & Income Fund, Variable Series. Liberty Growth & Income Fund, Variable Series was then renamed Columbia Large Cap Value Fund, Variable Series. Liberty Growth & Income Fund, Variable Series received a tax-free transfer of assets from Nations Value Portfolio as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation[1]
4,758,151	$87,377,327	$17,940,626
Net Assets of Liberty Growth & Income Fund, Variable Series Prior to Combination	Net Assets of Nations Value Portfolio Immediately Prior to Combination	Net Assets of Liberty Growth & Income Fund, Variable Series Immediately After Combination
$211,442,555	$87,377,327	$298,819,882

1 Unrealized appreciation is included in the Net Assets Received.

15

Columbia S&P 500 Index Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment — and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

The views expressed in the President's Message and Portfolio Manager's Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006

Columbia S&P 500 Index Fund, Variable Series seeks capital appreciation by closely approximating the performance of a benchmark index that measures the investment returns of stocks of large US companies.

Vikram J. Kuriyan has been the fund's portfolio manager since August 2005.

Summary

•  For the six-month period ended June 30, 2006, Columbia S&P 500 Index Fund, Variable Series performed in line with the S&P 500 Index1 and with the average return of the Lipper Variable Underlying Funds S&P 500 Index Objectives Category.2 The positions in the portfolio closely approximate the positions in the benchmark and thus closely reflect performance of the benchmark. However, the fund incurs trading costs in seeking to maintain the appropriate weight of each security in the index, and its return is typically lower than that of the index. In addition, the fund may be required to sell securities to meet redemption demand or buy securities to invest new monies that come into the fund. The fund is managed to include all the holdings in the S&P 500 Index in approximately the same weights.

•  The year began with high hopes that the Federal Reserve Board (the Fed) might be close to ending its series of short-term interest rate hikes, and the stock market closed in on a six-year high. However, the rally was cut short as energy prices soared and inflation moved higher. The Fed's new chairman, Ben Bernanke, continued to raise short-term interest rates through the end of the period.

•  During the period, the best performing sectors for the fund and the S&P 500 Index were telecommunications and energy, which rose 13% each, and industrials, which gained 7%. Telecommunications stocks rebounded after a weak showing in 2005. Energy stocks were buoyed by rising oil prices. Industrials stocks benefited from continued economic growth, both here and outside the United States where many US multinationals have strong positions in growing markets. By contrast, health care and technology stocks were weak performers as investors retreated to sectors of the market that tend to be less dependent on economic growth.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity funds are subject to stock market fluctuations that occur in response to economic and business developments.

The primary risks involved with investing in the fund include equity risk, market risk and tracking error risk. Unlike the S&P 500 Index, the fund incurs administrative expenses and transaction costs in trading stocks. The composition of the S&P 500 Index and the stocks held by the fund may occasionally diverge.

Holdings are disclosed as of June 30, 2006, and are subject to change.

1  The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	Life
Class B (05/30/00)	2.30	7.86	1.79	-0.60
S&P 500 Index[1]	2.71	8.63	2.49	0.29

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
Class B	10.87	11.12

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

1  Index performance for the life of the fund is from May 30, 2000.

2

Understanding Your Expenses

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 – 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,023.01	1,021.17	3.66	3.66	0.73

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—98.7%
Consumer Discretionary—10.1%
Auto Components—0.2%
Cooper Tire & Rubber Co.	250	$2,785
Goodyear Tire & Rubber Co. (a)	731	8,114
Johnson Controls, Inc.	807	66,352
		77,251
Automobiles—0.4%
Ford Motor Co.	7,850	54,400
General Motors Corp.	2,354	70,126
Harley-Davidson, Inc.	1,121	61,532
		186,058
Distributors—0.1%
Genuine Parts Co.	720	29,995
Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A (a)	593	30,640
H&R Block, Inc.	1,364	32,545
		63,185
Hotels, Restaurants & Leisure—1.5%
Carnival Corp.	1,824	76,134
Darden Restaurants, Inc.	546	21,512
Harrah's Entertainment, Inc.	769	54,737
Hilton Hotels Corp.	1,386	39,196
International Game Technology	1,422	53,951
Marriott International, Inc., Class A	1,377	52,491
McDonald's Corp.	5,221	175,426
Starbucks Corp. (a)	3,201	120,870
Starwood Hotels & Resorts Worldwide, Inc.	906	54,668
Wendy's International, Inc.	490	28,562
Yum! Brands, Inc.	1,138	57,207
		734,754
Household Durables—0.6%
Black & Decker Corp.	328	27,703
Centex Corp.	509	25,603
D.R. Horton, Inc.	1,150	27,393
Fortune Brands, Inc.	618	43,884
Harman International Industries, Inc.	275	23,477
KB Home	305	13,984
Leggett & Platt, Inc.	766	19,135
Lennar Corp., Class A	575	25,513
Newell Rubbermaid, Inc.	1,150	29,705
Pulte Homes, Inc.	880	25,335
Snap-On, Inc.	238	9,620
Stanley Works	306	14,449
Whirlpool Corp.	336	27,770
		313,571
Internet & Catalog Retail—0.1%
Amazon.com, Inc. (a)	1,300	50,284
Leisure Equipment & Products—0.2%
Brunswick Corp.	391	13,001
Eastman Kodak Co.	1,207	28,702
Hasbro, Inc.	722	13,075
Mattel, Inc.	1,625	26,829
		81,607

	Shares	Value
Media—3.4%
CBS Corp., Class B	3,233	$87,453
Clear Channel Communications, Inc.	2,116	65,490
Comcast Corp., Class A (a)	8,840	289,422
Dow Jones & Co., Inc.	247	8,647
EW Scripps Co.	350	15,099
Gannett Co., Inc.	990	55,371
Interpublic Group of Companies, Inc. (a)	1,824	15,230
McGraw-Hill Companies, Inc.	1,497	75,194
Meredith Corp.	182	9,016
New York Times Co., Class A	607	14,896
News Corp., Class A	9,900	189,882
Omnicom Group, Inc.	715	63,699
Time Warner, Inc.	17,913	309,895
Tribune Co.	926	30,030
Univision Communications, Inc., Class A (a)	945	31,658
Viacom, Inc., Class B (a)	3,008	107,807
Walt Disney Co.	9,185	275,550
		1,644,339
Multiline Retail—1.2%
Big Lots, Inc. (a)	476	8,130
Dillard's, Inc., Class A	247	7,867
Dollar General Corp.	1,314	18,370
Family Dollar Stores, Inc.	662	16,173
Federated Department Stores, Inc.	2,314	84,692
J.C. Penney Co., Inc.	976	65,890
Kohl's Corp. (a)	1,422	84,068
Nordstrom, Inc.	890	32,485
Sears Holdings Corp. (a)	417	64,568
Target Corp.	3,610	176,421
		558,664
Specialty Retail—2.0%
Autonation, Inc. (a)	629	13,486
AutoZone, Inc. (a)	213	18,787
Bed Bath & Beyond, Inc. (a)	1,177	39,041
Best Buy Co., Inc.	1,691	92,734
Circuit City Stores, Inc.	622	16,931
Gap, Inc.	2,311	40,211
Home Depot, Inc.	8,644	309,369
Limited Brands	1,429	36,568
Lowe's Companies, Inc.	3,232	196,085
Office Depot, Inc. (a)	1,201	45,638
OfficeMax, Inc.	300	12,225
RadioShack Corp.	556	7,784
Sherwin-Williams Co.	468	22,221
Staples, Inc.	3,041	73,957
Tiffany & Co.	589	19,449
TJX Companies., Inc.	1,910	43,663
		988,149
Textiles, Apparel & Luxury Goods—0.3%
Coach, Inc. (a)	1,600	47,840
Jones Apparel Group, Inc.	481	15,291
Liz Claiborne, Inc.	431	15,973
NIKE, Inc., Class B	781	63,261
V.F. Corp.	378	25,674
		168,039

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Consumer Staples—9.5%
Beverages—2.1%
Anheuser-Busch Companies, Inc.	3,221	$146,845
Brown-Forman Corp., Class B	337	24,079
Coca-Cola Co.	8,571	368,724
Coca-Cola Enterprises, Inc.	1,280	26,074
Constellation Brands, Inc., Class A (a)	825	20,625
Molson Coors Brewing Co., Class B	229	15,545
Pepsi Bottling Group, Inc.	557	17,908
PepsiCo, Inc.	6,908	414,756
		1,034,556
Food & Staples Retailing—2.4%
Costco Wholesale Corp.	1,972	112,660
CVS Corp.	3,415	104,841
Kroger Co.	3,025	66,127
Safeway, Inc.	1,872	48,672
SUPERVALU, Inc.	864	26,514
Sysco Corp.	2,587	79,059
Wal-Mart Stores, Inc.	10,460	503,858
Walgreen Co.	4,236	189,942
Whole Foods Market, Inc.	575	37,168
		1,168,841
Food Products—1.2%
Archer-Daniels-Midland Co.	2,728	112,612
Campbell Soup Co.	766	28,426
ConAgra Foods, Inc.	2,181	48,222
Dean Foods Co. (a)	575	21,384
General Mills, Inc.	1,491	77,025
Hershey Co.	742	40,862
H.J. Heinz Co.	1,389	57,255
Kellogg Co.	1,029	49,834
McCormick & Co., Inc.	563	18,889
Sara Lee Corp.	3,171	50,799
Tyson Foods, Inc., Class A	1,050	15,603
Wrigley (Wm.) Jr. Co.	930	42,185
		563,096
Household Products—2.1%
Clorox Co.	626	38,167
Colgate-Palmolive Co.	2,149	128,725
Kimberly-Clark Corp.	1,911	117,909
Procter & Gamble Co.	13,714	762,498
		1,047,299
Personal Products—0.2%
Alberto-Culver Co.	328	15,980
Avon Products, Inc.	1,871	58,001
Estee Lauder Companies, Inc., Class A	500	19,335
		93,316
Tobacco—1.5%
Altria Group, Inc.	8,732	641,191
Reynolds American, Inc.	350	40,355
UST, Inc.	674	30,458
		712,004

	Shares	Value
Energy—10.1%
Energy Equipment & Services—2.0%
Baker Hughes, Inc.	1,437	$117,618
BJ Services Co.	1,337	49,817
Halliburton Co.	2,161	160,368
Nabors Industries Ltd. (a)	1,293	43,691
National-Oilwell Varco, Inc. (a)	725	45,907
Noble Corp.	567	42,196
Rowan Companies, Inc.	465	16,549
Schlumberger Ltd.	4,942	321,774
Transocean, Inc. (a)	1,362	109,396
Weatherford International Ltd. (a)	1,450	71,949
		979,265
Oil, Gas & Consumable Fuels—8.1%
Anadarko Petroleum Corp.	1,910	91,088
Apache Corp.	1,369	93,434
Chesapeake Energy Corp.	1,725	52,181
Chevron Corp.	9,267	575,110
ConocoPhillips	6,908	452,681
CONSOL Energy, Inc.	750	35,040
Devon Energy Corp.	1,836	110,913
El Paso Corp.	2,914	43,710
EOG Resources, Inc.	1,015	70,380
Exxon Mobil Corp.	25,305	1,552,462
Hess Corp.	1,020	53,907
Kerr-McGee Corp.	947	65,675
Kinder Morgan, Inc.	442	44,151
Marathon Oil Corp.	1,510	125,783
Murphy Oil Corp.	700	39,102
Occidental Petroleum Corp.	1,800	184,590
Sunoco, Inc.	553	38,317
Valero Energy Corp.	2,575	171,289
Williams Companies, Inc.	2,483	58,003
XTO Energy, Inc.	1,525	67,512
		3,925,328
Financials—21.1%
Capital Markets—3.4%
Ameriprise Financial, Inc.	1,011	45,161
Bank of New York Co., Inc.	3,232	104,070
Bear Stearns Companies, Inc.	512	71,721
Charles Schwab Corp.	4,316	68,970
E*Trade Financial Corp. (a)	1,775	40,505
Federated Investors, Inc., Class B	353	11,119
Franklin Resources, Inc.	633	54,951
Goldman Sachs Group, Inc.	1,802	271,075
Janus Capital Group, Inc.	883	15,806
Legg Mason, Inc.	550	54,736
Lehman Brothers Holdings, Inc.	2,232	145,415
Mellon Financial Corp.	1,736	59,770
Merrill Lynch & Co., Inc.	3,860	268,502
Morgan Stanley	4,478	283,054
Northern Trust Corp.	772	42,692
State Street Corp.	1,391	80,803
T. Rowe Price Group, Inc.	1,112	42,045
		1,660,395

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Commercial Banks—4.2%
AmSouth Bancorp	1,445	$38,220
BB&T Corp.	2,290	95,241
Comerica, Inc.	688	35,769
Commerce Bancorp, Inc.	775	27,644
Compass Bancshares, Inc.	550	30,580
Fifth Third Bancorp	2,337	86,352
First Horizon National Corp.	517	20,784
Huntington Bancshares, Inc.	1,036	24,429
KeyCorp	1,690	60,299
M&T Bank Corp.	325	38,324
Marshall & Ilsley Corp.	930	42,538
National City Corp.	2,259	81,753
North Fork Bancorporation, Inc.	1,943	58,620
PNC Financial Services Group, Inc.	1,231	86,379
Regions Financial Corp.	1,902	62,994
SunTrust Banks, Inc.	1,517	115,687
Synovus Financial Corp.	1,341	35,912
U.S. Bancorp	7,447	229,964
Wachovia Corp.	6,722	363,526
Wells Fargo & Co.	7,026	471,304
Zions Bancorporation	440	34,294
		2,040,613
Consumer Finance—1.0%
American Express Co.	5,157	274,455
Capital One Financial Corp.	1,271	108,607
SLM Corp.	1,717	90,864
		473,926
Diversified Financial Services—5.4%
Bank of America Corp. (b)	19,080	917,748
CIT Group, Inc.	825	43,139
Citigroup, Inc.	20,791	1,002,958
JPMorgan Chase & Co.	14,530	610,260
Moody's Corp.	1,012	55,114
		2,629,219
Insurance—4.6%
ACE Ltd.	1,358	68,701
AFLAC, Inc.	2,090	96,872
Allstate Corp.	2,658	145,472
Ambac Financial Group, Inc.	436	35,360
American International Group, Inc.	10,861	641,342
Aon Corp.	1,331	46,345
Chubb Corp.	1,732	86,427
Cincinnati Financial Corp.	721	33,894
Genworth Financial, Inc., Class A	1,525	53,131
Hartford Financial Services Group, Inc.	1,270	107,442
Lincoln National Corp.	1,201	67,784
Loews Corp.	1,689	59,875
Marsh & McLennan Companies, Inc.	2,308	62,062
MBIA, Inc.	571	33,432
MetLife, Inc.	3,165	162,080
Principal Financial Group, Inc.	1,148	63,886
Progressive Corp.	3,260	83,815
Prudential Financial, Inc.	2,069	160,761

	Shares	Value
SAFECO Corp.	505	$28,457
St. Paul Travelers Companies, Inc.	2,914	129,906
Torchmark Corp.	412	25,017
UnumProvident Corp.	1,264	22,916
XL Capital Ltd., Class A	753	46,159
		2,261,136
Real Estate Investment Trusts (REITs)—0.9%
Apartment Investment & Management Co., Class A, REIT	400	17,380
Archstone-Smith Trust, REIT	900	45,783
Boston Properties, Inc., REIT	375	33,900
Equity Office Properties Trust, REIT	1,537	56,116
Equity Residential Property Trust, REIT	1,206	53,944
Kimco Realty Corp., REIT	875	31,929
Plum Creek Timber Co., Inc., REIT	781	27,726
ProLogis Trust, REIT	1,025	53,423
Public Storage, Inc., REIT	350	26,565
Simon Property Group, Inc., REIT	775	64,278
Vornado Realty Trust, REIT	500	48,775
		459,819
Thrifts & Mortgage Finance—1.6%
Countrywide Financial Corp.	2,534	96,495
Fannie Mae	4,037	194,180
Freddie Mac	2,886	164,531
Golden West Financial Corp.	1,061	78,726
MGIC Investment Corp.	363	23,595
Sovereign Bancorp, Inc.	1,575	31,988
Washington Mutual, Inc.	4,028	183,596
		773,111
Health Care—12.1%
Biotechnology—1.2%
Amgen, Inc. (a)	4,928	321,453
Biogen Idec, Inc. (a)	1,441	66,762
Genzyme Corp. (a)	1,092	66,667
Gilead Sciences, Inc. (a)	1,900	112,404
MedImmune, Inc. (a)	1,031	27,940
		595,226
Health Care Equipment & Supplies—1.5%
Bausch & Lomb, Inc.	229	11,230
Baxter International, Inc.	2,743	100,832
Becton, Dickinson & Co.	1,024	62,597
Biomet, Inc.	1,017	31,822
Boston Scientific Corp. (a)	5,083	85,598
C.R. Bard, Inc.	426	31,209
Hospira, Inc. (a)	645	27,696
Medtronic, Inc.	5,040	236,477
St. Jude Medical, Inc. (a)	1,517	49,181
Stryker Corp.	1,230	51,795
Zimmer Holdings, Inc. (a)	1,044	59,216
		747,653

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Health Care Providers & Services—2.7%
Aetna, Inc.	2,374	$94,794
AmerisourceBergen Corp.	877	36,764
Cardinal Health, Inc.	1,735	111,613
Caremark Rx, Inc.	1,843	91,910
CIGNA Corp.	490	48,270
Coventry Health Care, Inc. (a)	675	37,084
Express Scripts, Inc. (a)	625	44,837
HCA, Inc.	1,712	73,873
Health Management Associates, Inc., Class A	1,001	19,730
Humana, Inc. (a)	692	37,160
Laboratory Corp. of America Holdings (a)	525	32,671
Manor Care, Inc.	333	15,624
McKesson Corp.	1,274	60,235
Medco Health Solutions, Inc. (a)	1,255	71,886
Patterson Companies, Inc. (a)	575	20,085
Quest Diagnostics, Inc.	692	41,465
Tenet Healthcare Corp. (a)	1,980	13,820
UnitedHealth Group, Inc.	5,628	252,022
WellPoint, Inc. (a)	2,662	193,714
		1,297,557
Health Care Technology—0.0%
IMS Health, Inc.	842	22,608
Life Sciences Tools & Services—0.3%
Applera Corp. - Applied Biosystems Group	779	25,201
Fisher Scientific International, Inc. (a)	525	38,351
Millipore Corp. (a)	226	14,236
PerkinElmer, Inc.	537	11,223
Thermo Electron Corp. (a)	677	24,534
Waters Corp. (a)	439	19,492
		133,037
Pharmaceuticals—6.4%
Abbott Laboratories	6,376	278,057
Allergan, Inc.	627	67,252
Barr Pharmaceuticals, Inc. (a)	450	21,461
Bristol-Myers Squibb Co.	8,220	212,569
Eli Lilly & Co.	4,736	261,759
Forest Laboratories, Inc. (a)	1,374	53,160
Johnson & Johnson	12,392	742,529
King Pharmaceuticals, Inc. (a)	1,002	17,034
Merck & Co., Inc.	9,128	332,533
Mylan Laboratories, Inc.	875	17,500
Pfizer, Inc.	30,638	719,074
Schering-Plough Corp.	6,182	117,643
Watson Pharmaceuticals, Inc. (a)	437	10,173
Wyeth	5,639	250,428
		3,101,172
Industrials—11.5%
Aerospace & Defense—2.4%
Boeing Co.	3,353	274,644
General Dynamics Corp.	1,690	110,627
Goodrich Corp.	510	20,548
Honeywell International, Inc.	3,464	139,599

	Shares	Value
L-3 Communications Holdings, Inc.	500	$37,710
Lockheed Martin Corp.	1,483	106,390
Northrop Grumman Corp.	1,430	91,606
Raytheon Co.	1,865	83,123
Rockwell Collins, Inc.	723	40,394
United Technologies Corp.	4,225	267,950
		1,172,591
Air Freight & Logistics—1.1%
FedEx Corp.	1,270	148,412
United Parcel Service, Inc., Class B	4,543	374,025
		522,437
Airlines—0.1%
Southwest Airlines Co.	2,964	48,521
Building Products—0.1%
American Standard Companies, Inc.	745	32,236
Masco Corp.	1,660	49,202
		81,438
Commercial Services & Supplies—0.7%
Allied Waste Industries, Inc. (a)	1,021	11,599
Avery Dennison Corp.	456	26,475
Cendant Corp.	4,176	68,027
Cintas Corp.	582	23,140
Equifax, Inc.	546	18,750
Monster Worldwide, Inc. (a)	525	22,396
Pitney Bowes, Inc.	927	38,285
Robert Half International, Inc.	725	30,450
R.R. Donnelley & Sons Co.	906	28,947
Waste Management, Inc.	2,290	82,165
		350,234
Construction & Engineering—0.1%
Fluor Corp.	359	33,362
Electrical Equipment—0.5%
American Power Conversion Corp.	718	13,994
Cooper Industries Ltd., Class A	374	34,752
Emerson Electric Co.	1,723	144,405
Rockwell Automation, Inc.	734	52,855
		246,006
Industrial Conglomerates—4.0%
3M Co.	3,144	253,941
General Electric Co. (c)	43,481	1,433,134
Textron, Inc.	536	49,408
Tyco International Ltd.	8,529	234,548
		1,971,031
Machinery—1.6%
Caterpillar, Inc.	2,809	209,214
Cummins, Inc.	205	25,061
Danaher Corp.	992	63,806
Deere & Co.	972	81,152
Dover Corp.	865	42,757
Eaton Corp.	616	46,446
Illinois Tool Works, Inc.	1,741	82,698
Ingersoll-Rand Co., Ltd., Class A	1,381	59,079
ITT Corp.	762	37,719
Navistar International Corp. (a)	246	6,054
Paccar, Inc.	694	57,172
Pall Corp.	525	14,700
Parker Hannifin Corp.	506	39,266
		765,124

See Accompanying Notes to Financial Statements.

7

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Road & Rail—0.8%
Burlington Northern Santa Fe Corp.	1,532	$121,411
CSX Corp.	938	66,073
Norfolk Southern Corp.	1,737	92,443
Ryder System, Inc.	264	15,426
Union Pacific Corp.	1,114	103,557
		398,910
Trading Companies & Distributors—0.1%
W.W. Grainger, Inc.	325	24,450
Information Technology—14.7%
Communications Equipment—2.7%
ADC Telecommunications, Inc. (a)	487	8,211
Andrew Corp. (a)	662	5,865
Avaya, Inc. (a)	1,723	19,677
CIENA Corp. (a)	2,469	11,876
Cisco Systems, Inc. (a)	25,535	498,698
Comverse Technology, Inc. (a)	846	16,725
Corning, Inc. (a)	6,509	157,453
JDS Uniphase Corp. (a)	7,043	17,819
Juniper Networks, Inc. (a)	2,375	37,976
Lucent Technologies, Inc. (a)	18,723	45,310
Motorola, Inc.	10,333	208,210
QUALCOMM, Inc.	7,008	280,811
Tellabs, Inc. (a)	1,866	24,836
		1,333,467
Computers & Peripherals—3.4%
Apple Computer, Inc. (a)	3,547	202,605
Dell, Inc. (a)	9,504	231,993
EMC Corp. (a)	9,881	108,395
Gateway, Inc. (a)	1,095	2,080
Hewlett-Packard Co.	11,659	369,357
International Business Machines Corp.	6,485	498,178
Lexmark International, Inc., Class A (a)	445	24,844
NCR Corp. (a)	760	27,846
Network Appliance, Inc. (a)	1,559	55,033
QLogic Corp. (a)	685	11,809
SanDisk Corp. (a)	825	42,058
Sun Microsystems, Inc. (a)	14,625	60,694
		1,634,892
Electronic Equipment & Instruments—0.3%
Agilent Technologies, Inc. (a)	1,773	55,956
Jabil Circuit, Inc.	740	18,944
Molex, Inc.	590	19,806
Sanmina-SCI Corp. (a)	2,228	10,249
Solectron Corp. (a)	3,836	13,119
Symbol Technologies, Inc.	1,066	11,502
Tektronix, Inc.	362	10,650
		140,226
Internet Software & Services—1.4%
eBay, Inc. (a)	4,830	141,471
Google, Inc., Class A (a)	855	358,527
VeriSign, Inc. (a)	1,025	23,749
Yahoo!, Inc. (a)	5,238	172,854
		696,601

	Shares	Value
IT Services—1.0%
Affiliated Computer Services, Inc., Class A (a)	500	$25,805
Automatic Data Processing, Inc.	2,400	108,840
Computer Sciences Corp. (a)	791	38,316
Convergys Corp. (a)	580	11,310
Electronic Data Systems Corp.	2,166	52,114
First Data Corp.	3,204	144,308
Fiserv, Inc. (a)	739	33,521
Paychex, Inc.	1,409	54,923
Sabre Holdings Corp., Class A	558	12,276
Unisys Corp. (a)	1,437	9,025
		490,438
Office Electronics—0.1%
Xerox Corp. (a)	3,834	53,331
Semiconductors & Semiconductor Equipment—2.7%
Advanced Micro Devices, Inc. (a)	2,012	49,133
Altera Corp. (a)	1,492	26,185
Analog Devices, Inc.	1,508	48,467
Applied Materials, Inc.	6,540	106,471
Broadcom Corp., Class A (a)	1,911	57,426
Freescale Semiconductor, Inc., Class B (a)	1,706	50,156
Intel Corp.	24,334	461,129
KLA-Tencor Corp.	838	34,836
Linear Technology Corp.	1,273	42,633
LSI Logic Corp. (a)	1,666	14,911
Maxim Integrated Products, Inc.	1,337	42,931
Micron Technology, Inc. (a)	3,040	45,782
National Semiconductor Corp.	1,415	33,748
Novellus Systems, Inc. (a)	542	13,387
NVIDIA Corp. (a)	1,485	31,616
PMC-Sierra, Inc. (a)	873	8,206
Teradyne, Inc. (a)	826	11,506
Texas Instruments, Inc.	6,513	197,279
Xilinx, Inc.	1,426	32,299
		1,308,101
Software—3.1%
Adobe Systems, Inc. (a)	2,505	76,052
Autodesk, Inc. (a)	975	33,599
BMC Software, Inc. (a)	887	21,199
CA, Inc.	1,898	39,004
Citrix Systems, Inc. (a)	768	30,828
Compuware Corp. (a)	1,586	10,626
Electronic Arts, Inc. (a)	1,278	55,005
Intuit, Inc. (a)	713	43,058
Microsoft Corp.	36,695	854,993
Novell, Inc. (a)	1,411	9,355
Oracle Corp. (a)	16,292	236,071
Parametric Technology Corp. (a)	476	6,050
Symantec Corp. (a)	4,323	67,179
		1,483,019
Materials—3.0%
Chemicals—1.5%
Air Products & Chemicals, Inc.	942	60,213
Ashland, Inc.	301	20,077

See Accompanying Notes to Financial Statements.

8

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Dow Chemical Co.	4,010	$156,510
E.I. du Pont de Nemours & Co.	3,849	160,118
Eastman Chemical Co.	342	18,468
Ecolab, Inc.	770	31,246
Hercules, Inc. (a)	483	7,370
International Flavors & Fragrances, Inc.	341	12,017
Monsanto Co.	1,130	95,135
PPG Industries, Inc.	696	45,936
Praxair, Inc.	1,340	72,360
Rohm & Haas Co.	606	30,373
Sigma-Aldrich Corp.	276	20,049
		729,872
Construction Materials—0.1%
Vulcan Materials Co.	422	32,916
Containers & Packaging—0.2%
Ball Corp.	430	15,927
Bemis Co., Inc.	446	13,657
Pactiv Corp. (a)	597	14,776
Sealed Air Corp.	340	17,707
Temple-Inland, Inc.	451	19,334
		81,401
Metals & Mining—0.9%
Alcoa, Inc.	3,632	117,532
Allegheny Technologies, Inc.	357	24,719
Freeport-McMoRan Copper & Gold, Inc., Class B	780	43,220
Newmont Mining Corp.	1,889	99,985
Nucor Corp.	1,301	70,579
Phelps Dodge Corp.	853	70,082
United States Steel Corp.	509	35,691
		461,808
Paper & Forest Products—0.3%
International Paper Co.	2,070	66,861
Louisiana-Pacific Corp.	445	9,745
MeadWestvaco Corp.	761	21,255
Weyerhaeuser Co.	1,032	64,242
		162,103
Telecommunication Services—3.3%
Diversified Telecommunication Services—2.6%
AT&T, Inc.	16,264	453,603
BellSouth Corp.	7,557	273,563
CenturyTel, Inc.	489	18,166
Citizens Communications Co.	1,354	17,670
Embarq Corp. (a)	628	25,742
Qwest Communications International, Inc. (a)	6,556	53,038
Verizon Communications, Inc.	12,205	408,746
		1,250,528
Wireless Telecommunication Services—0.7%
ALLTEL Corp.	1,618	103,277
Sprint Nextel Corp.	12,453	248,935
		352,212

	Shares	Value
Utilities—3.3%
Electric Utilities—1.5%
Allegheny Energy, Inc. (a)	692	$25,652
American Electric Power Co., Inc.	1,657	56,752
Edison International	1,356	52,884
Entergy Corp.	878	62,119
Exelon Corp.	2,798	159,010
FirstEnergy Corp.	1,382	74,918
FPL Group, Inc.	1,700	70,346
Pinnacle West Capital Corp.	412	16,443
PPL Corp.	1,589	51,325
Progress Energy, Inc.	1,054	45,185
Southern Co.	3,106	99,547
		714,181
Gas Utilities—0.0%
Nicor, Inc.	195	8,093
Peoples Energy Corp.	152	5,458
		13,551
Independent Power Producers & Energy Traders—0.4%
AES Corp. (a)	2,751	50,756
Constellation Energy Group, Inc.	737	40,181
Dynegy, Inc., Class A (a)	1,550	8,479
TXU Corp.	1,931	115,454
		214,870
Multi-Utilities—1.4%
Ameren Corp.	864	43,632
CenterPoint Energy, Inc.	1,293	16,162
CMS Energy Corp. (a)	925	11,970
Consolidated Edison, Inc.	1,035	45,995
Dominion Resources, Inc.	1,445	108,072
DTE Energy Co.	754	30,718
Duke Energy Corp.	5,155	151,402
KeySpan Corp.	744	30,058
NiSource, Inc.	1,134	24,767
PG&E Corp.	1,447	56,838
Public Service Enterprise Group, Inc.	1,050	69,426
Sempra Energy	1,084	49,300
TECO Energy, Inc.	875	13,073
Xcel Energy, Inc.	1,707	32,740
		684,153
Total Common Stocks (cost of $37,906,032)		48,066,847
	Par
SHORT-TERM OBLIGATION—1.4%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Note maturing 02/15/14, market value of $719,100 (repurchase proceeds $702,257)	$702,000	702,000
Total Short-Term Obligation (cost of $702,000)		702,000
Total Investments—100.1% (cost of $38,608,032) (d)		48,768,847
Other Assets & Liabilities, Net—(0.1)%		(70,945)
Net Assets—100.0%		$48,697,902

See Accompanying Notes to Financial Statements.

9

Investment Portfolio (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Investments in affiliates during the six months ended June 30, 2006:

Security name:	Bank of America Corp.
Shares as of 12/31/05:	18,622
Shares purchased:	3,009
Shares sold:	(2,551)
Shares as of 06/30/06:	19,080
Net realized gain:	$4,894
Dividend income earned:	$19,955
Value at end of period:	$917,748

(c)  Security pledged as collateral for open futures contracts.

(d)  Cost for federal income tax purposes is $38,608,032.

At June 30, 2006, the Fund held the following open long futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
S&P 500 Index	3	$959,550	$952,077	Jun-2006	$7,473

At June 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	21.1%
Information Technology	14.7
Health Care	12.1
Industrials	11.5
Consumer Discretionary	10.1
Energy	10.1
Consumer Staples	9.5
Utilities	3.3
Telecommunication Services	3.3
Materials	3.0
Short-Term Obligation	1.4
Other Assets & Liabilities, Net	(0.1)
100.0%

Acronym	Name
REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Unaffiliated investments, at cost	$38,022,725
Affiliated investments, at cost	585,307
Unaffiliated investments, at value	$47,851,099
Affiliated investments, at value	917,748
Cash	181
Receivable for:
Interest	85
Dividends	54,949
Deferred Trustees' compensation plan	6,564
Total Assets	48,830,626
Liabilities:
Expense reimbursement due to Investment Advisor	2,367
Payable for:
Investments purchased	2,971
Fund shares repurchased	68,089
Futures variation margin	2,400
Investment advisory fee	10,492
Transfer agent fee	11
Pricing and bookkeeping fees	291
Trustees' fees	211
Audit fee	14,848
Custody fee	5,396
Reports to shareholders	6,060
Distribution fee—Class B	10,768
Chief compliance officer expenses	956
Deferred Trustees' fees	6,564
Other liabilities	1,300
Total Liabilities	132,724
Net Assets	$48,697,902
Composition of Net Assets:
Paid-in capital	$42,617,103
Undistributed net investment income	926,198
Accumulated net realized loss	(5,013,687)
Net unrealized appreciation on:
Investments	10,160,815
Futures contracts	7,473
Net Assets	$48,697,902
Class A:
Net assets	$97,345
Shares outstanding	8,695
Net asset value per share	$11.20
Class B:
Net assets	$48,600,557
Shares outstanding	4,368,896
Net asset value per share	$11.12

See Accompanying Notes to Financial Statements.

11

Statement of Operations

Columbia S&P 500 Index Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Dividends	$456,126
Dividends from affiliates	19,955
Interest	8,510
Total Investment Income	484,591
Expenses:
Investment advisory fee	50,550
Distribution fee—Class B	63,065
Transfer agent fee	44
Pricing and bookkeeping fees	43,005
Trustees' fees	6,221
Custody fee	13,132
Audit fee	12,619
Chief compliance officer expenses (See Note 4)	1,973
Non-recurring costs (See Note 7)	179
Other expenses	9,759
Total Expenses	200,547
Fees and expenses waived or reimbursed by Investment Advisor	(16,176)
Non-recurring costs assumed by Investment Advisor (See Note 7)	(179)
Custody earnings credit	(167)
Net Expenses	184,025
Net Investment Income	300,566
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Unaffiliated investments	(319,665)
Affiliated investments	4,894
Futures contracts	(7,857)
Net realized loss	(322,628)
Net change in unrealized appreciation (depreciation) on:
Investments	1,257,539
Futures contracts	10,802
Net change in unrealized appreciation (depreciation)	1,268,341
Net Gain	945,713
Net Increase in Net Assets from Operations	$1,246,279

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets

Columbia S&P 500 Index Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$300,566	$633,721
Net realized loss on investments and futures contracts	(322,628)	(1,034,620)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	1,268,341	2,596,114
Net Increase from Operations	1,246,279	2,195,215
Share Transactions:
Class B:
Subscriptions	605,972	2,439,004
Redemptions	(5,680,167)	(6,845,177)
Net Decrease from Share Transactions	(5,074,195)	(4,406,173)
Total Decrease in Net Assets	(3,827,916)	(2,210,958)
Net Assets:
Beginning of period	52,525,818	54,736,776
End of period	$48,697,902	$52,525,818
Undistributed net investment income at end of period	$926,198	$625,632
Changes in Shares:
Class B:
Subscriptions	54,073	235,385
Redemptions	(509,848)	(652,279)
Net Decrease	(455,775)	(416,894)

See Accompanying Notes to Financial Statements.

13

Financial Highlights

Columbia S&P 500 Index Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended December 31,
	June 30,
	2006 (a)		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.87		$10.43		$9.59	$7.57	$9.89	$11.31
Income from Investment Operations:
Net investment income (b)	0.07		0.12		0.13 (c)	0.09	0.08	0.07
Net realized and unrealized gain (loss) on investments and futures contracts	0.18		0.32		0.84	2.01	(2.33)	(1.43)
Total from Investment Operations	0.25		0.44		0.97	2.10	(2.25)	(1.36)
Less Distributions Declared to Shareholders:
From net investment income	—		—		(0.13)	(0.08)	(0.06)	(0.06)
Return of capital	—		—		—	—	(0.01)	—
Total Distributions Declared to Shareholders	—		—		(0.13)	(0.08)	(0.07)	(0.06)
Net Asset Value, End of Period	$11.12		$10.87		$10.43	$9.59	$7.57	$9.89
Total return (d)(e)(f)	2.30	%(g)	4.22	%(h)	10.12%	27.68%	(22.75)%	(12.07)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (i)	0.73	%(j)	0.69%		0.75%	0.75%	0.75%	0.75%
Net investment income (i)	1.19	%(j)	1.19%		1.29%	1.05%	0.88%	0.72%
Waiver/reimbursement	0.06	%(j)	0.01%		0.14%	0.22%	0.14%	0.53%
Portfolio turnover rate	3	%(g)	7%		6%	3%	17%	7%
Net assets, end of period (000's)	$48,601		$52,431		$54,646	$48,442	$28,762	$28,835

(a)  On May 1, 2006, Liberty S&P 500 Index Fund, Variable Series was renamed Columbia S&P 500 Index Fund, Variable Series.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced. would be reduced.

(f)  Had the Investment Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss due to a trading error. The reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

14

Notes to Financial Statements

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia S&P 500 Index Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Effective May 1, 2006, Liberty S&P 500 Index Fund, Variable Series was renamed Columbia S&P 500 Index Fund, Variable Series. Prior to May 1, 2006, the Fund was organized as a series of Liberty Variable Investment Trust.

Investment Goal—The Fund seeks capital appreciation by matching the performance of a benchmark index that measures the investment returns of stocks of large U.S. companies.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts—The Fund may invest in futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks

15

Notes to Financial Statements (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions paid by real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$13,128,474
Unrealized depreciation	(2,967,659)
Net unrealized appreciation	$10,160,815

The following capital loss carryforwards, determined as of December 31, 2005, may be available to reduce taxableincome arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$19,479
2009	243,840
2010	1,209,651
2011	9,406
2012	61,449
2013	717,217
$2,261,042

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee at the annual rate of 0.20% of the Fund's average daily net assets.

Columbia has voluntarily agreed to reduce the investment advisory fee by the annual rate of 0.064% of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time. For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.136% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

16

Notes to Financial Statements (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.170% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006 the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,198 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $1,397,372 and $6,223,230, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended June 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the

17

Notes to Financial Statements (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the

18

Notes to Financial Statements (continued)

Columbia S&P 500 Index Fund, Variable Series / June 30, 2006 (Unaudited)

advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $179 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

19

Columbia Mid Cap Value Fund,
Variable Series

Columbia Funds Variable Insurance Trust

Class B

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment — and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

The views expressed in the President's Message and Portfolio Managers' Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006

Columbia Mid Cap Value Fund, Variable Series seeks long-term growth.

Diane L. Sobin, David I. Hoffman, Lori J. Ensinger and Noah Petrucci are co-managers of the fund.

Summary

•  For the six-month period ended June 30, 2006, Columbia Mid Cap Value Fund, Variable Series underperformed the Russell Midcap Value Index1. However, its return was higher than the average return for the Lipper Variable Underlying Funds Mid-Cap Core Category2. Strong performance from industrials, financials and energy holdings helped the fund outpace its peers. The fund had less exposure during the period than the index to two strong-performing areas—consumer staples and real estate investment trusts (REITs)—which generally accounted for its shortfall against the index.

•  Several of the fund's holdings in the industrials sector benefited from growth in long-term infrastructure projects and worldwide economic expansion. The fund's relatively light exposure to homebuilders and other housing related stocks also was a boon, as these issues suffered due to weakness in the housing market. Within consumer staples, the fund did not hold the strongest performer in the sector, Archer Daniels Midland Company, which detracted from performance.

•  During the first four months of the year, the markets were driven by global industrial growth, and stocks that were affected most by positive changes in economic activity were the direct beneficiaries of this trend. Later in the period, fears of continued rising interest rates and business costs caused investors to shift to more defensive sectors. Against this backdrop, we remained focused on companies that we believe have the potential for revenue growth and operational efficiency that could increase and sustain profitability.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2006, and are subject to change.

1  The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales load.

1

Performance Information

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	Life
Class B (05/30/00)	5.92	14.74	8.52	9.99
Russell Midcap Value Index[1]	7.02	14.25	13.01	14.16

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
Class B	19.77	20.94

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

1  Index performance for the life of the fund is from May 30, 2000.

2

Understanding Your Expenses

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 – 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,059.16	1,019.34	5.62	5.51	1.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—98.6%
Consumer Discretionary—8.9%
Auto Components—1.4%
BorgWarner, Inc.	4,200	$273,420
Johnson Controls, Inc.	3,900	320,658
		594,078
Hotels, Restaurants & Leisure—2.3%
Burger King Holdings, Inc. (a)	5,096	80,262
Harrah's Entertainment, Inc.	3,100	220,658
OSI Restaurant Partners, Inc.	5,700	197,220
Starwood Hotels & Resorts Worldwide, Inc.	8,400	506,856
		1,004,996
Media—0.9%
Dow Jones & Co., Inc.	11,800	413,118
Multiline Retail—1.7%
Federated Department Stores, Inc.	9,508	347,993
J.C. Penney Co., Inc.	5,500	371,305
		719,298
Specialty Retail—2.6%
Office Depot, Inc. (a)	13,000	494,000
Pacific Sunwear of California, Inc. (a)	11,800	211,574
TJX Companies., Inc.	17,900	409,194
		1,114,768
Consumer Staples—8.1%
Beverages—1.7%
Coca-Cola Enterprises, Inc.	5,400	109,998
Fomento Economico Mexicano SA de CV, ADR	3,700	309,764
Pepsi Bottling Group, Inc.	10,600	340,790
		760,552
Food & Staples Retailing—2.7%
Kroger Co.	27,000	590,220
SUPERVALU, Inc.	18,400	564,880
		1,155,100
Food Products—2.0%
Dean Foods Co. (a)	15,300	569,007
Tyson Foods, Inc., Class A	19,800	294,228
		863,235
Household Products—1.2%
Clorox Co.	8,900	542,633
Personal Products—0.5%
Estee Lauder Companies, Inc., Class A	5,500	212,685
Energy—5.5%
Energy Equipment & Services—1.5%
National-Oilwell Varco, Inc. (a)	1,675	106,061
Technip SA, ADR	4,200	231,504
Tidewater, Inc.	6,100	300,120
		637,685

	Shares	Value
Oil, Gas & Consumable Fuels—4.0%
Hess Corp.	7,500	$396,375
Marathon Oil Corp.	1,182	98,460
Murphy Oil Corp.	2,400	134,064
Newfield Exploration Co. (a)	6,300	308,322
Tesoro Corp.	2,300	171,028
Williams Companies, Inc.	20,100	469,536
XTO Energy, Inc.	3,988	176,549
		1,754,334
Financials—30.0%
Capital Markets—0.7%
Nuveen Investments, Inc., Class A	7,500	322,875
Commercial Banks—11.4%
Bank of Hawaii Corp.	9,500	471,200
City National Corp.	7,600	494,684
Comerica, Inc.	10,400	540,696
Cullen/Frost Bankers, Inc.	8,900	509,970
Marshall & Ilsley Corp.	14,000	640,360
Mercantile Bankshares Corp.	9,300	331,731
SVB Financial Group (a)	9,100	413,686
TCF Financial Corp.	11,900	314,755
UnionBanCal Corp.	7,700	497,343
Whitney Holding Corp.	7,900	279,423
Zions Bancorporation	5,500	428,670
		4,922,518
Diversified Financial Services—1.0%
CIT Group, Inc.	8,200	428,778
Insurance—7.8%
ACE Ltd.	4,400	222,596
Ambac Financial Group, Inc.	8,150	660,965
Axis Capital Holdings Ltd.	7,500	214,575
Conseco, Inc. (a)	18,200	420,420
Genworth Financial, Inc., Class A	13,600	473,824
Lincoln National Corp.	6,300	355,572
Loews Corp.	10,200	361,590
Old Republic International Corp.	16,000	341,920
Platinum Underwriters Holdings Ltd.	11,500	321,770
		3,373,232
Real Estate Investment Trusts (REITs)—5.8%
Archstone-Smith Trust, REIT	6,100	310,307
Boston Properties, Inc., REIT	5,100	461,040
Equity Office Properties Trust, REIT	15,000	547,650
General Growth Properties, Inc., REIT	7,200	324,432
Host Hotels & Resorts, Inc., REIT	15,701	343,381
ProLogis Trust, REIT	10,196	531,415
		2,518,225
Thrifts & Mortgage Finance—3.3%
Golden West Financial Corp.	6,200	460,040
PMI Group Inc.	12,000	534,960
Sovereign Bancorp, Inc.	22,155	449,968
		1,444,968

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Health Care—5.0%
Health Care Equipment & Supplies—0.8%
Hospira, Inc. (a)	8,700	$373,578
Health Care Providers & Services—2.2%
CIGNA Corp.	4,900	482,699
Community Health Systems, Inc. (a)	5,900	216,825
Universal Health Services, Inc., Class B	5,200	261,352
		960,876
Life Sciences Tools & Services—1.2%
Millipore Corp. (a)	4,700	296,053
Varian, Inc. (a)	5,100	211,701
		507,754
Pharmaceuticals—0.8%
Shire PLC, ADR	7,700	340,571
Industrials—12.1%
Aerospace & Defense—0.7%
L-3 Communications Holdings, Inc.	4,300	324,306
Commercial Services & Supplies—0.6%
Avery Dennison Corp.	4,300	249,658
Construction & Engineering—1.0%
Fluor Corp.	2,400	223,032
Jacobs Engineering Group, Inc. (a)	2,775	221,001
		444,033
Electrical Equipment—1.0%
Cooper Industries Ltd., Class A	4,700	436,724
Industrial Conglomerates—1.6%
McDermott International, Inc. (a)	5,250	238,718
Textron, Inc.	4,800	442,464
		681,182
Machinery—4.8%
Barnes Group, Inc.	10,618	211,829
Dover Corp.	7,000	346,010
Eaton Corp.	4,575	344,955
Harsco Corp.	3,400	265,064
Ingersoll-Rand Co., Ltd., Class A	5,300	226,734
Kennametal, Inc.	5,600	348,600
Parker Hannifin Corp.	4,300	333,680
		2,076,872
Marine—0.8%
Alexander & Baldwin, Inc.	7,500	332,025
Road & Rail—1.6%
Canadian Pacific Railway Ltd.	7,100	363,094
Norfolk Southern Corp.	6,300	335,286
		698,380
Information Technology—7.9%
Communications Equipment—0.4%
CommScope, Inc. (a)	5,900	185,378

	Shares	Value
Electronic Equipment & Instruments—3.2%
Agilent Technologies, Inc. (a)	12,700	$400,812
Arrow Electronics, Inc. (a)	13,200	425,040
Mettler-Toledo International, Inc. (a)	3,600	218,052
Tektronix, Inc.	12,100	355,982
		1,399,886
IT Services—0.4%
Mastercard, Inc., Class A (a)	3,779	181,392
Semiconductors & Semiconductor Equipment—2.6%
ATI Technologies, Inc. (a)	9,500	138,700
Fairchild Semiconductor International, Inc. (a)	12,100	219,857
Freescale Semiconductor, Inc., Class A (a)	7,900	229,100
KLA-Tencor Corp.	4,400	182,908
Lam Research Corp. (a)	2,800	130,536
Novellus Systems, Inc. (a)	4,400	108,680
NVIDIA Corp. (a)	5,200	110,708
		1,120,489
Software—1.3%
Activision, Inc. (a)	11,300	128,594
Cadence Design Systems, Inc. (a)	10,300	176,645
Electronic Arts, Inc. (a)	3,100	133,424
Synopsys, Inc. (a)	5,100	95,727
		534,390
Materials—9.2%
Chemicals—4.6%
Air Products & Chemicals, Inc.	6,800	434,656
Ashland, Inc.	3,800	253,460
Cytec Industries, Inc.	3,900	209,274
Nalco Holding Co. (a)	14,600	257,398
PPG Industries, Inc.	6,100	402,600
Rohm & Haas Co.	8,800	441,056
		1,998,444
Construction Materials—1.7%
Cemex SA de CV, ADR (a)	3,702	210,904
Martin Marietta Materials, Inc.	2,900	264,335
Vulcan Materials Co.	3,325	259,350
		734,589
Containers & Packaging—1.4%
Crown Holdings, Inc. (a)	21,000	326,970
Packaging Corp. of America	11,900	262,038
		589,008
Metals & Mining—1.5%
Allegheny Technologies, Inc.	3,500	242,340
Freeport-McMoRan Copper & Gold, Inc., Class B	4,100	227,181
Nucor Corp.	3,500	189,875
		659,396

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Utilities—11.9%
Electric Utilities—6.0%
Edison International	16,400	$639,600
Entergy Corp.	10,600	749,950
FPL Group, Inc.	9,000	372,420
Hawaiian Electric Industries, Inc.	8,000	223,280
PPL Corp.	19,800	639,540
		2,624,790
Gas Utilities—0.7%
AGL Resources, Inc.	7,600	289,712
Independent Power Producers & Energy Traders—0.6%
AES Corp. (a)	14,400	265,680
Multi-Utilities—4.6%
Energy East Corp.	11,300	270,409
PG&E Corp.	23,000	903,440
Sempra Energy	8,500	386,580
Wisconsin Energy Corp.	10,700	431,210
		1,991,639
Total Common Stocks (cost of $35,734,831)		42,783,830
	Par
SHORT-TERM OBLIGATION—0.5%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Note maturing 02/15/14, market value of $202,100 (repurchase proceeds $195,072)	$195,000	195,000
Total Short-Term Obligation (cost of $195,000)		195,000
Total Investments—99.1% (cost of $35,929,831)(b)		42,978,830
Other Assets & Liabilities, Net—0.9%		410,816
Net Assets—100.0%		$43,389,646

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $35,929,831.

At June 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	30.0%
Industrials	12.1
Utilities	11.9
Materials	9.2
Consumer Discretionary	8.9
Consumer Staples	8.1
Information Technology	7.9
Energy	5.5
Health Care	5.0
Short-Term Obligation	0.5
Other Assets & Liabilities, Net	0.9
100.0%

Acronym	Name
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

6

Statement of Assets & Liabilities

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Investments, at cost	$35,929,831
Investments, at value	$42,978,830
Cash	365
Receivable for:
Investments sold	655,159
Fund shares sold	121
Interest	24
Dividends	58,440
Expense reimbursement due from Distributor	6,104
Deferred Trustees' compensation plan	6,192
Other assets	3
Total Assets	43,705,238
Liabilities:
Payable for:
Investments purchased	124,576
Fund shares repurchased	123,096
Investment advisory fee	24,235
Transfer agent fee	92
Pricing and bookkeeping fees	4,162
Audit fee	15,191
Custody fee	1,689
Distribution fee—Class B	8,600
Chief compliance officer expenses	947
Deferred Trustees' fees	6,192
Other liabilities	6,812
Total Liabilities	315,592
Net Assets	$43,389,646
Composition of Net Assets:
Paid-in capital	$25,114,834
Undistributed net investment income	352,694
Accumulated net realized gain	10,873,111
Net unrealized appreciation on:
Investments	7,048,999
Foreign currency translations	8
Net Assets	$43,389,646
Class A:
Net assets	$2,048,696
Shares outstanding	97,511
Net asset value per share	$21.01
Class B:
Net assets	$41,340,950
Shares outstanding	1,974,617
Net asset value per share	$20.94

See Accompanying Notes to Financial Statements.

7

Statement of Operations

Columbia Mid Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Dividends	$369,866
Interest	16,093
Total Investment Income (net of foreign taxes withheld of $989)	385,959
Expenses:
Investment advisory fee	155,523
Distribution fee—Class B	53,012
Transfer agent fee	62
Pricing and bookkeeping fees	30,175
Trustees' fees	5,220
Custody fee	5,288
Chief compliance officer expenses (See Note 4)	1,946
Non-recurring costs (See Note 7)	158
Other expenses	23,387
Total Expenses	274,771
Fees reimbursed by Distributor—Class B	(31,131)
Non-recurring costs assumed by Investment Advisor (See Note 7)	(158)
Custody earnings credit	(133)
Net Expenses	243,349
Net Investment Income	142,610
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain on:
Investments	3,841,664
Foreign currency transactions	27
Net realized gain	3,841,691
Net change in unrealized appreciation (depreciation) on:
Investments	(1,427,060)
Foreign currency translations	8
Net change in unrealized appreciation (depreciation)	(1,427,052)
Net Gain	2,414,639
Net Increase in Net Assets from Operations	$2,557,249

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets

Columbia Mid Cap Value Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$142,610	$231,554
Net realized gain on investments and foreign currency transactions	3,841,691	7,089,926
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,427,052)	(2,448,970)
Net Increase from Operations	2,557,249	4,872,510
Share Transactions:
Class A:
Subscriptions	180,323	377,451
Redemptions	(164,633)	(285,408)
Net Increase	15,690	92,043
Class B:
Subscriptions	833,959	1,962,815
Redemptions	(3,348,748)	(6,332,684)
Net Decrease	(2,514,789)	(4,369,869)
Net Decrease from Share Transactions	(2,499,099)	(4,277,826)
Total Increase in Net Assets	58,150	594,684
Net Assets:
Beginning of period	43,331,496	42,736,812
End of period	$43,389,646	$43,331,496
Undistributed net investment income at end of period	$352,694	$210,084
Changes in Shares:
Class A:
Subscriptions	8,752	20,615
Redemptions	(7,806)	(15,323)
Net Increase	946	5,292
Class B:
Subscriptions	39,755	107,646
Redemptions	(159,594)	(344,887)
Net Decrease	(119,839)	(237,241)

See Accompanying Notes to Financial Statements.

9

Financial Highlights

Columbia Mid Cap Value Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended		Year Ended December 31,
	June 30,
	2006 (a)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$19.77		$17.64	$15.41	$12.11	$13.65	$13.24
Income from Investment Operations:
Net investment income (b)	0.07		0.10	0.04	0.03	0.01	0.05
Net realized and unrealized gain (loss) on investments	1.10		2.03	2.32	3.29	(1.54)	0.41
Total from Investment Operations	1.17		2.13	2.36	3.32	(1.53)	0.46
Less Distributions Declared to Shareholders:
From net investment income	—		—	(0.05)	(0.02)	(0.01)	(0.03)
From net realized gains	—		—	(0.08)	—	—	(0.02)
Total Distributions Declared to Shareholders	—		—	(0.13)	(0.02)	(0.01)	(0.05)
Net Asset Value, End of Period	$20.94		$19.77	$17.64	$15.41	$12.11	$13.65
Total return (c)(d)(e)	5.92	%(f)	12.07%	15.32%	27.44%	(11.21)%	3.47%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	1.10	%(h)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (g)	0.65	%(h)	0.54%	0.23%	0.20%	0.09%	0.34%
Waiver/reimbursement	0.15	%(h)	0.09%	0.01%	0.10%	0.08%	0.73%
Portfolio turnover rate	37	%(f)	64%	17%	12%	21%	15%
Net assets, end of period (000's)	$41,341		$41,416	$41,125	$36,782	$24,615	$16,886

(a)  On May 1, 2006, Liberty Select Value Fund, Variable Series was renamed Columbia Mid Cap Value Fund, Variable Series.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the Investment Advisor, Transfer Agent and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

10

Notes to Financial Statements

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia Mid Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Effective May 1, 2006, Liberty Select Value Fund, Variable Series was renamed Columbia Mid Cap Value Fund, Variable Series. Prior to May 1, 2006, the Fund was organized as a series of Liberty Variable Investment Trust.

Investment Goal—The Fund seeks long-term growth.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are

11

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

recorded on the ex-date. Distributions paid by real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Foreign Currency Transactions — The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$7,872,153
Unrealized depreciation	(823,154)
Net unrealized appreciation	$7,048,999

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.70%
$500 million to $1 billion	0.65%
Over $1 billion	0.60%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.70% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during

12

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.136% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006 the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia and the Distributor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10% annually of the Fund's average daily net assets. For Class B shares, the Distributor will first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.10% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed in order to reach the expense limit, Columbia will then waive a portion of its investment advisory fee to the extent necessary. Columbia or the Distributor, at their discretion, may revise or discontinue this arrangement any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,194 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $16,266,137 and $18,552,211, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The

13

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended June 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Foreign Securities — There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Industry Focus—The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds

14

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2006 (Unaudited)

Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $158 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

15

Columbia Small Company Growth Fund, Variable Series

Columbia Funds Variable Insurance Trust

Class B

2006 Semiannual Report

President's Message

Dear Shareholder:

The past six months have been a test of patience and confidence for American investors. Although the economy has logged steady growth and corporate profits have expanded, the stock market has taken investors on a volatile ride and bonds have declined in the face of rising inflation.

The disconnect between the economy and the markets may be unsettling, but it's not unprecedented. History shows that solid economic growth doesn't necessarily bring good returns, and some of the best returns over the years have been delivered while the economy struggled. The reason? Markets are forward looking. They tend to discount today's news and to look for potential opportunities down the road.

So what's an investor to do? Regardless of the environment, we believe there are certain basic principles that investors should follow to keep their goals on target: (1) Think long term (2) Maintain a diversified portfolio and (3) Discipline themselves to stay with their investment programs. We believe that when an investor's portfolio is strategically divided among stocks, bonds and cash equivalents, with exposure to different investment styles and market sectors, it may be easier to weather a difficult environment — and the investor may be more likely to participate when the market experiences gains.

One thing to keep in mind about diversification: It's highly personal. While some common principles apply, there's no one right way to diversify because every investor is different. Talk to your financial professional about a diversification plan that makes sense for your personal goals and risk tolerance.

In the pages that follow, the Columbia portfolio manager or managers discuss key factors that influenced performance during this six-month reporting period. We urge you to read the report and to discuss any questions you might have with your financial professional.

As always, we thank you for choosing Columbia Management. We look forward to continuing to help you build toward your financial goals.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

The views expressed in the President's Message and Portfolio Managers' Discussion reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for Funds managed by Columbia Management Advisors, LLC are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Small Company Growth Fund, Variable Series / June 30, 2006

Columbia Small Company Growth Fund, Variable Series seeks long-term growth.

Daniel H. Cole, Paul J. Berlinguet, Daniele M. Donahoe, Jon Michael Morgan and Clifford D. Siverd are co-managers of the fund.

Summary

•  For the six-month period ended June 30, 2006, Columbia Small Company Growth Fund, Variable Series outperformed the Russell 2000 Growth Index1 and the average return of the fund's peer group, the Lipper Variable Underlying Funds Small-Cap Growth Category.2 Superior stock selection within the information technology, energy, and industrial sectors helped the fund achieve an above-average return.

•  We were successful in identifying companies that benefited in a trickle-down fashion from the strength of the national economy. Within the energy sector, we focused on oil service companies such as Tetra Technologies and Superior Energy Services (1.1% and 1.3% of net assets, respectively), which provide a variety of services to aid energy companies in the exploration and production of oil and natural gas. Within industrials, the fund benefited by owning companies such as Wabtec and HUB Group (2.5% and 1.2% of net assets, respectively), which enjoyed higher revenues as bigger rail companies sought to upgrade their infrastructure and streamline their operations.

Electronics manufacturers such as Plexus Corporation also aided the portfolio. In keeping with our investment style, we added to our positions in these companies as their competitive positions improved, although price considerations led us to sell several holdings, including Plexus, during the second quarter.

Financial services holdings detracted from performance. We had above-average exposure to capital markets companies that were hurt by the decline in the overall market in May and June. We responded by shifting toward commercial banks and other interest-rate sensitive sectors. These areas gained appeal during the period based on a widening belief that the Federal Reserve Board could be close to the end of its cycle of short-term interest rate hikes.

•  Although economic growth may slow, we remain optimistic on the economy's prospects and opportunities for small-cap stocks, in particular.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence. The opinions expressed here are strictly those of Columbia Management and are subject to change without notice. Other divisions of Bank of America and/or affiliates of Columbia Management may have opinions that are inconsistent with these opinions.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Holdings are disclosed as of June 30, 2006, and are subject to change.

1  The Russell 2000 Growth Index tracks the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Small Company Growth Fund, Variable Series / June 30, 2006

Average annual total return as of June 30, 2006 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class B (06/01/00)	9.57	16.81	4.43	5.24
Russell 2000 Growth Index	6.07	14.58	3.49	4.12

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/05	06/30/06
Class B	11.29	12.37

Performance data quoted represents past performance and current performance may be higher or lower. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are income tax-deferred until distribution, at which time taxes will become due.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Total return performance includes changes in share price and reinvestment of all distributions.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class shares would be lower.

The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2

Understanding Your Expenses

Columbia Small Company Growth Fund, Variable Series / June 30, 2006

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account value and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

01/01/06 - 06/30/06	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class B	1,000.00	1,000.00	1,095.66	1,019.59	5.46	5.26	1.05

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor not waived/reimbursed a portion of expenses, account values at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Small Company Growth Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—96.3%
Consumer Discretionary—17.1%
Diversified Consumer Services—3.6%
Jackson Hewitt Tax Service, Inc.	14,450	$453,008
Sotheby's (a)	37,690	989,363
Steiner Leisure Ltd. (a)	28,750	1,136,487
Strayer Education, Inc.	9,019	875,925
		3,454,783
Hotels, Restaurants & Leisure—3.8%
California Pizza Kitchen, Inc. (a)	17,160	471,557
Isle of Capris Casinos, Inc. (a)	33,025	847,091
Ruth's Chris Steak House (a)	36,400	743,288
Scientific Games Corp., Class A (a)	6,530	232,599
Shuffle Master, Inc. (a)	26,430	866,375
Trump Entertainment Resorts, Inc. (a)	23,080	465,062
		3,625,972
Household Durables—0.8%
Desarrolladora Homex SA de CV, ADR (a)	21,850	716,899
Internet & Catalog Retail—2.7%
Coldwater Creek, Inc. (a)	35,465	949,043
NetFlix, Inc. (a)	12,430	338,220
Nutri/System, Inc. (a)	12,430	772,276
Priceline.com, Inc. (a)	19,630	586,152
		2,645,691
Media—1.3%
Focus Media Holding Ltd., ADR (a)	19,460	1,268,014
Specialty Retail—4.0%
DSW, Inc., Class A (a)	18,470	672,677
GameStop Corp., Class A (a)	29,460	1,237,320
Guess ?, Inc. (a)	5,460	227,955
Gymboree Corp. (a)	6,800	236,368
Select Comfort Corp. (a)	23,400	537,498
Too, Inc. (a)	25,990	997,756
		3,909,574
Textiles, Apparel & Luxury Goods—0.9%
Carter's, Inc. (a)	34,280	906,020
Energy—9.0%
Energy Equipment & Services—4.0%
Dril-Quip, Inc. (a)	3,580	295,135
Hydril (a)	10,604	832,626
Oil States International, Inc. (a)	13,450	461,066
Superior Energy Services, Inc. (a)	36,535	1,238,536
Tetra Technologies, Inc. (a)	35,109	1,063,452
		3,890,815
Oil, Gas & Consumable Fuels—5.0%
Denbury Resources, Inc. (a)	14,800	468,716
Foundation Coal Holdings, Inc.	12,510	587,094
Frontier Oil Corp.	27,070	877,068
Parallel Petroleum Corp. (a)	36,460	900,927
World Fuel Services Corp.	42,400	1,937,256
		4,771,061

	Shares	Value
Financials—8.6%
Capital Markets—3.4%
Affiliated Managers Group, Inc. (a)	15,052	$1,307,868
Calamos Asset Management, Inc., Class A	22,546	653,609
GFI Group, Inc. (a)	5,960	321,542
Greenhill & Co., Inc.	7,080	430,181
optionsXpress Holdings, Inc.	24,010	559,673
		3,272,873
Commercial Banks—2.2%
First Republic Bank	14,580	667,764
Hancock Holding Co.	14,570	815,920
Sterling Bancshares Inc.	32,010	600,187
		2,083,871
Consumer Finance—1.2%
Advanta Corp., Class B	7,310	262,795
Cash America International, Inc.	15,330	490,560
First Cash Financial Services, Inc. (a)	22,780	449,905
		1,203,260
Real Estate Investment Trusts (REITs)—0.5%
Alexandria Real Estate Equities, Inc., REIT	2,740	242,983
Washington Real Estate Investment Trust, REIT	7,190	263,873
		506,856
Real Estate Management & Development—1.3%
Jones Lang LaSalle, Inc.	14,830	1,298,366
Health Care—16.7%
Biotechnology—3.2%
Alkermes, Inc. (a)	15,020	284,178
Amylin Pharmaceuticals, Inc. (a)	15,273	754,028
Arena Pharmaceuticals, Inc. (a)	28,180	326,325
Cubist Pharmaceuticals, Inc. (a)	10,547	265,574
Digene Corp. (a)	23,380	905,741
Myogen, Inc. (a)	4,630	134,270
Senomyx, Inc. (a)	27,503	396,868
		3,066,984
Health Care Equipment & Supplies—5.0%
American Medical Systems Holdings, Inc. (a)	7	116
Aspect Medical Systems, Inc. (a)	13,399	233,679
Haemonetics Corp. (a)	11,884	552,725
Hologic, Inc. (a)	5,357	264,421
Intuitive Surgical, Inc. (a)	5,485	647,065
Kyphon, Inc. (a)	17,760	681,274
Meridian Bioscience, Inc.	42,122	1,050,944
Neurometrix, Inc. (a)	15,960	486,142
SonoSite, Inc. (a)	15,620	609,805
West Pharmaceutical Services, Inc.	9,442	342,556
		4,868,727
Health Care Providers & Services—4.7%
Centene Corp. (a)	24,590	578,603
HealthExtras, Inc. (a)	21,735	656,832

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Pediatrix Medical Group, Inc. (a)	20,375	$922,987
Psychiatric Solutions, Inc. (a)	30,730	880,722
VCA Antech, Inc. (a)	20,441	652,681
WellCare Health Plans, Inc. (a)	18,464	905,659
		4,597,484
Health Care Technology—0.6%
Allscripts Healthcare Solutions, Inc. (a)	34,380	603,369
Life Sciences Tools & Services—2.4%
Dionex Corp. (a)	10,530	575,570
Illumina, Inc. (a)	24,238	718,899
Nektar Therapeutics (a)	30,302	555,739
Ventana Medical Systems, Inc. (a)	9,720	458,589
		2,308,797
Pharmaceuticals—0.8%
Hi-Tech Pharmacal Co., Inc. (a)	22,628	374,946
New River Pharmaceuticals, Inc. (a)	12,530	357,105
		732,051
Industrials—16.6%
Aerospace & Defense—0.6%
Hexcel Corp. (a)	37,740	592,895
Air Freight & Logistics—2.2%
EGL, Inc. (a)	15,781	792,206
HUB Group, Inc., Class A (a)	45,964	1,127,497
UTI Worldwide, Inc.	9,170	231,359
		2,151,062
Commercial Services & Supplies—1.6%
Kenexa Corp. (a)	20,244	644,772
Waste Connections, Inc. (a)	24,260	883,064
		1,527,836
Construction & Engineering—0.6%
Quanta Services, Inc. (a)	33,030	572,410
Electrical Equipment—2.9%
Belden CDT, Inc.	3,122	103,182
Evergreen Solar, Inc. (a)	24,770	321,515
General Cable Corp. (a)	68,474	2,396,590
		2,821,287
Machinery—4.9%
Actuant Corp., Class A	9,159	457,492
Manitowoc Co., Inc.	14,960	665,720
Nordson Corp.	8,910	438,194
Trinity Industries, Inc.	18,676	754,510
Wabtec Corp.	64,209	2,401,417
		4,717,333
Marine—1.4%
American Commercial Lines, Inc. (a)	9,860	594,065
Kirby Corp. (a)	19,100	754,450
		1,348,515
Road & Rail—1.3%
Landstar System, Inc.	18,223	860,672
Old Dominion Freight Line, Inc. (a)	9,566	359,586
		1,220,258

	Shares	Value
Trading Companies & Distributors—1.1%
H&E Equipment Services, Inc. (a)	15,860	$467,077
WESCO International, Inc. (a)	9,340	644,460
		1,111,537
Information Technology—24.9%
Communications Equipment—4.9%
AudioCodes Ltd. (a)	51,334	559,541
CommScope, Inc. (a)	49,090	1,542,408
F5 Networks, Inc. (a)	8,690	464,741
Foundry Networks, Inc. (a)	23,103	246,278
NICE Systems Ltd., ADR (a)	36,790	1,035,270
Polycom, Inc. (a)	39,210	859,483
		4,707,721
Computers & Peripherals—0.5%
Stratasys, Inc. (a)	16,480	485,501
Electronic Equipment & Instruments—4.7%
Anixter International, Inc.	12,580	597,047
Daktronics, Inc.	20,556	593,452
Global Imaging Systems, Inc. (a)	11,581	478,064
Itron, Inc. (a)	20,270	1,201,200
Rogers Corp. (a)	12,380	697,489
Trimble Navigation Ltd. (a)	10,490	468,273
TTM Technologies, Inc. (a)	36,581	529,327
		4,564,852
Internet Software & Services—1.5%
aQuantive, Inc. (a)	27,624	699,716
Digitas, Inc. (a)	61,425	713,758
		1,413,474
IT Services—1.8%
Euronet Worldwide, Inc. (a)	17,320	664,569
Keane, Inc. (a)	32,750	409,375
MPS Group, Inc. (a)	45,820	690,049
		1,763,993
Semiconductors & Semiconductor Equipment—6.2%
Atheros Communications, Inc. (a)	40,369	765,396
Cymer, Inc. (a)	24,105	1,119,919
Mindspeed Technologies, Inc. (a)	192,600	464,166
Netlogic Microsystems, Inc. (a)	12,920	416,670
PMC-Sierra, Inc. (a)	29,900	281,060
Silicon Laboratories, Inc. (a)	26,960	947,644
SiRF Technology Holdings, Inc. (a)	41,300	1,330,686
Tessera Technologies, Inc. (a)	23,060	634,150
Virage Logic Corp. (a)	7,064	66,331
		6,026,022
Software—5.3%
ANSYS, Inc. (a)	15,923	761,438
FactSet Research Systems, Inc.	5,140	243,122
Kronos Inc. (a)	12,542	454,146
Macrovision Corp. (a)	22,238	478,562
MICROS Systems, Inc. (a)	13,019	568,670
Open Solutions, Inc. (a)	20,617	548,618
Progress Software Corp. (a)	19,627	459,468

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2006 (Unaudited)

	Shares	Value
Quality Systems, Inc.	16,110	$593,170
Secure Computing Corp. (a)	33,878	291,351
Transaction Systems Architects, Inc. (a)	18,010	750,837
		5,149,382
Materials—1.6%
Chemicals—0.6%
Symyx Technologies, Inc. (a)	22,917	553,445
Metals & Mining—1.0%
Coeur d'Alene Mines Corp. (a)	60,540	291,197
Reliance Steel & Aluminum Co.	8,990	745,721
		1,036,918
Telecommunication Services—1.8%
Wireless Telecommunication Services—1.8%
Dobson Communications Corp., Class A (a)	116,556	900,978
SBA Communications Corp., Class A (a)	31,644	827,175
		1,728,153
Total Common Stocks (cost of $84,364,600)		93,224,061
	Par
SHORT-TERM OBLIGATION—3.9%
Repurchase agreement with State Street Bank & Trust Co. dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Bond maturing 02/15/14, market value of $3,825,800 (repurchase proceeds $3,749,374)	$3,748,000	3,748,000
Total Short-Term Obligation (cost of $3,748,000)		3,748,000
Total Investments—100.2% (cost of $88,112,600) (b)		96,972,061
Other Assets & Liabilities, Net—(0.2)%		(188,813)
Net Assets—100.0%		$96,783,248

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $88,112,600.

At June 30, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	24.9%
Consumer Discretionary	17.1
Health Care	16.7
Industrials	16.6
Energy	9.0
Financials	8.6
Telecommunication Services	1.8
Materials	1.6
Short-Term Obligation	3.9
Other Assets & Liabilities, Net	(0.2)
100.0%

Acronym	Name
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities

Columbia Small Company Growth Fund, Variable Series / June 30, 2006 (Unaudited)

Assets:
Investments, at cost	$88,112,600
Investments, at value	$96,972,061
Cash	806
Receivable for:
Investments sold	3,893,899
Interest	458
Dividends	7,389
Deferred Trustees' compensation plan	8,460
Other assets	26
Total Assets	100,883,099
Liabilities:
Expense reimbursement due to Investment Advisor	179
Payable for:
Investments purchased	3,659,196
Fund shares repurchased	216,120
Investment advisory fee	38,879
Administration fee	11,414
Transfer agent fee	16
Pricing and bookkeeping fees	4,223
Trustees' fees	262
Custody fee	1,634
Chief compliance officer expenses	964
Deferred Trustees' fees	8,460
Other liabilities	158,504
Total Liabilities	4,099,851
Net Assets	$96,783,248
Composition of Net Assets:
Paid-in capital	$100,657,929
Accumulated net investment loss	(188,263)
Accumulated net realized loss	(12,545,879)
Net unrealized appreciation on investments	8,859,461
Net Assets	$96,783,248
Class A:
Net assets	$96,782,036
Shares outstanding	7,759,558
Net asset value per share	$12.47
Class B:
Net assets	$1,212
Shares outstanding	98
Net asset value per share	$12.37

See Accompanying Notes to Financial Statements.

7

Statement of Operations

Columbia Small Company Growth Fund, Variable Series
For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income:
Dividends	$57,802
Interest	39,463
Total Investment Income	97,265
Expenses:
Investment advisory fee	174,632
Administration fee	52,389
Distribution fee—Class B	2
Transfer agent fee	150
Pricing and bookkeeping fees	31,623
Trustees' fees	6,410
Custody fee	12,121
Chief compliance officer expenses (See Note 4)	1,980
Non-recurring costs (See Note 7)	247
Other expenses	23,600
Total Expenses	303,154
Fees and expenses waived or reimbursed by Investment Advisor	(22,844)
Non-recurring costs assumed by Investment Advisor (See Note 7)	(247)
Custody earnings credit	(1,198)
Net Expenses	278,865
Net Investment Loss	(181,600)
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	8,613,280
Net change in unrealized appreciation (depreciation) on investments	(6,847,283)
Net Gain	1,765,997
Net Increase in Net Assets from Operations	$1,584,397

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets

Columbia Small Company Growth Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment loss	$(181,600)	$(239,853)
Net realized gain on investments	8,613,280	7,063,164
Net change in unrealized appreciation (depreciation) on investments	(6,847,283)	(5,849,071)
Net Increase from Operations	1,584,397	974,240
Share Transactions:
Class A:
Subscriptions	1,455,520	2,336,290
Proceeds received in connection with merger	49,662,800	—
Redemptions	(7,612,992)	(13,804,937)
Net Increase (Decrease) from Share Transactions	43,505,328	(11,468,647)
Total Increase (Decrease) in Net Assets	45,089,725	(10,494,407)
Net Assets:
Beginning of period	51,693,523	62,187,930
End of period	$96,783,248	$51,693,523
Accumulated net investment loss at end of period	$(188,263)	$(6,663)
Changes in Shares:
Class A:
Subscriptions	114,509	218,938
Issued in connection with merger	3,704,518	—
Redemptions	(604,367)	(1,292,289)
Net Increase (Decrease)	3,214,660	(1,073,351)

See Accompanying Notes to Financial Statements.

9

Financial Highlights

Columbia Small Company Growth Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2006(a)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.29		$10.98	$9.85	$6.82	$9.03	$19.05
Income from Investment Operations:
Net investment loss (b)	(0.04)		(0.05)	(0.09)	(0.07)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	1.12		0.36	1.22	3.10	(2.14)	(2.32)
Total from Investment Operations	1.08		0.31	1.13	3.03	(2.21)	(2.38)
Less Distributions Declared to Shareholders:
From net realized gains	—		—	—	—	—	(7.64)
Net Asset Value, End of Period	$12.37		$11.29	$10.98	$9.85	$6.82	$9.03
Total return (c)(d)(e)	9.57	%(f)	2.82%	11.47%	44.43%	(24.47)%	(10.38)%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	1.05	%(h)	1.05%	1.05%	1.05%	1.05%	1.07%
Net investment loss (g)	(0.66	)%(h)	(0.48)%	(0.86)%	(0.88)%	(0.82)%	(0.57)%
Waiver/reimbursement	0.07	%(h)	0.08%	0.02%	0.03%	0.02%	0.04%
Portfolio turnover rate	77	%(f)	138%	41%	117%	117%	146%
Net assets, end of period (000's)	$1		$1	$1	$1	$1	$1

(a)   On May 1, 2006, Liberty Small Company Growth Fund, Variable Series was renamed Columbia Small Company Growth Fund, Variable Series.

(b)   Per share data was calculated using average shares outstanding during the period.

(c)   Total return at net asset value assuming all distributions reinvested.

(d)   Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)   Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g)   The benefits derived from custody had an impact of less than 0.01%.

(h)   Annualized.

See Accompanying Notes to Financial Statements.

10

Notes to Financial Statements

Columbia Small Company Growth Fund, Variable Series / June 30, 2006 (Unaudited)

Note 1. Organization

Columbia Small Company Growth Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust") is a diversified portfolio. The Trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, was organized as a Massachusetts business trust and commenced operations on January 1, 1989. Effective May 1, 2006, Liberty Small Company Growth Fund, Variable Series was renamed Columbia Small Company Growth Fund, Variable Series and the Trust changed its name from SteinRoe Variable Investment Trust.

Investment Goal—The Fund seeks long-term growth.

Fund Shares—The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies
Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions paid by real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investment. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Determination of Class Net Asset Values—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders—Distributions to shareholders are recorded on the ex-date. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

11

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2006 (Unaudited)

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at June 30, 2006, based on cost of investments for federal income tax purposes was:

Unrealized appreciation	$13,184,776
Unrealized depreciation	(4,325,315)
Net unrealized appreciation	$8,859,461

The following capital loss carryforwards, determined as of December 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2008	$74,235
2009	10,954,382
2010	10,080,251
$21,108,868

Of the capital loss carryforwards attributable to the Fund, $553,660 ($74,235 expiring 12/31/08, $368,693 expiring 12/31/09 and $110,732 expiring 12/31/10) remain from the Fund's merger with Galaxy VIP Small Company Growth Fund. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

Capital loss carryforwards of $7,007,071 were utilized during the year ended December 31, 2005.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $1.5 billion	0.45%
Over $1.5 billion	0.40%

For the six months ended June 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000 (exclusive of out-of-pocket expenses and charges).

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended June 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.091% of the Fund's average daily net assets.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. Prior to April 1, 2006, the annual rate was $15.23. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

12

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2006 (Unaudited)

For the six months ended June 30, 2006, the annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, for the Fund was less than 0.01% of the Fund's average daily net assets.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. The Fund has adopted a Rule 12b-1 plan which allows the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers—Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Custody Credits—The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees—All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. The Fund's fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other—Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2006, the Fund paid $1,198 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $56,476,133 and $64,879,966, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended June 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Industry Focus—The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings—On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including

13

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2006 (Unaudited)

the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended June 30, 2006, Columbia has assumed $247 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

14

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2006 (Unaudited)

Note 8. Business Combinations and Mergers

On May 1, 2006, Nations Small Company Portfolio, a series of Nations Separate Account Trust, merged into Liberty Small Company Growth Fund, Variable Series. Liberty Small Company Growth Fund, Variable Series was then renamed Columbia Small Company Growth Fund, Variable Series. Liberty Small Company Growth Fund, Variable Series received a tax-free transfer of assets from Nations Small Company Portfolio as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation[1]
3,704,518	$49,662,800	$10,847,777
Net Assets of Liberty Small Company Growth Fund, Variable Series Prior to Combination	Net Assets of Nations Small Company Portfolio Immediately Prior to Combination	Net Assets of Liberty Small Company Growth Fund, Variable Series Immediately After Combination
$57,437,741	$49,662,800	$107,100,541

1 Unrealized appreciation is included in the Net Assets Received.

15

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 28, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 28, 2006